UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2015

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA TAX EXEMPT MONEY MARKET FUND
     SEPTEMBER 30, 2015

 ========================================================

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

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PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

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NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

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

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left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

   Portfolio of Investments                                                    8

   Notes to Portfolio of Investments                                          22

   Financial Statements                                                       23

   Notes to Financial Statements                                              26

EXPENSE EXAMPLE                                                               34

ADVISORY AGREEMENT(S)                                                         36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211738-1115

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality securities the interest of which is exempt from federal income tax with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Despite the expectations of some market participants, the Federal Reserve (the Fed) did not raise short-term interest rates during the reporting period. Instead, Fed officials continued to hold the federal funds target rate between 0% and 0.25% and reiterated that any future interest rate increase would be data dependent. Near the end of the reporting period, Fed Chair Janet Yellen noted that an interest rate increase could potentially come later in 2015 based on the Fed's inflation expectations and other factors.

    As a result of the Fed's ongoing commitment to maintaining low interest rates, yields on tax-exempt money market funds stayed at or near zero throughout the reporting period. Accordingly, money market funds provided very low absolute yields, though investors continued to rely on them for the safety and liquidity they offer.

    The SIFMA Municipal Swap Index, the index of seven-day variable rate demand notes (VRDNs), remained in a narrow range, starting the reporting period at 0.02%, rising to a high of 0.11% on April 29, 2015, amidst tax season-related redemptions, and ending the reporting period by revisiting its all-time low of 0.02%.

    The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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o   HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the reporting period ended September 30, 2015, the Fund had a total return of 0.01%*, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    During the reporting period, we focused the majority of the Fund's investments on VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days or less notice. Moreover, they offer the Fund a certain degree of safety; many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    Also during the reporting period, we sought to enhance the Fund's yield by investing in securities with longer maturities. However, because interest rates remained near historic lows, these holdings did not significantly increase the Fund's yield. We relied on our in-house team of analysts to help us identify attractive opportunities for the Fund. They continuously analyze and monitor the holdings in the portfolio.

    We appreciate the opportunity to help you with your investment needs.

    Refer to page 5 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax. o VRDNs are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

    *Represents actual total return of 0.005%.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (THE FUND)
(Ticker Symbol: USEXX)


--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------

Net Assets                           $2.6 Billion                $2.7 Billion
Net Asset Value Per Share               $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                  39 Days                     30 Days


(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
  3/31/15-9/30/15*           1 YEAR            5 YEARS             10 YEARS

       0.01%***              0.01%              0.02%                1.01%


--------------------------------------------------------------------------------
                          7- DAY YIELD AS OF 9/30/15
--------------------------------------------------------------------------------

  UNSUBSIDIZED              -0.40%            SUBSIDIZED            0.01%


--------------------------------------------------------------------------------
                        EXPENSE RATIO AS OF 3/31/15 **
--------------------------------------------------------------------------------

                                   0.58%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

***Represents actual total return of 0.005%.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

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                  o 7-DAY YIELD COMPARISON o

              [CHART OF 7-DAY YIELD COMPARISON]

                                                         USAA TAX
                               iMONEYNET               EXEMPT MONEY
                                AVERAGE                 MARKET FUND
 9/29/2014                       0.01%                     0.01%
10/27/2014                       0.01%                     0.01%
11/24/2014                       0.01%                     0.01%
12/29/2014                       0.01%                     0.01%
 1/26/2015                       0.01%                     0.01%
 2/23/2015                       0.01%                     0.01%
 3/30/2015                       0.01%                     0.01%
 4/27/2015                       0.01%                     0.01%
 5/26/2015                       0.01%                     0.01%
 6/29/2015                       0.01%                     0.01%
 7/27/2015                       0.01%                     0.01%
 8/31/2015                       0.01%                     0.01%
 9/28/2015                       0.01%                     0.01%

                                   [END CHART]

                         Data represents the last Monday of each month. Ending date 9/28/15.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against an average of money market fund yields of all tax-free national retail money funds average of money market fund yields calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

General Obligation  .....................................................  15.8%
Education  ..............................................................  15.5%
Electric Utilities ......................................................  10.9%
Hospital ................................................................  10.4%
Community Service .......................................................   5.4%
Special Assessment/Tax/Fee ..............................................   5.2%
Nursing/CCRC ............................................................   4.8%
Electric/Gas Utilities ..................................................   4.5%
Agricultural Products  ..................................................   4.1%
Sales Tax ...............................................................   2.8%

                         o PORTFOLIO MIX - 9/30/15 o

                         [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 68.8%
FIXED-RATE INSTRUMENTS                                                     28.0%
PUT BONDS                                                                   3.3%
ADJUSTABLE-RATE NOTES                                                       0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-21.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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                  O CUMULATIVE PERFORMANCE OF $10,000 O

              [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                                                 USAA TAX EXEMPT
                                                                   MONEY MARKET
                                                                       FUND
09/30/05                                                           $10,000.00
10/31/05                                                            10,018.10
11/30/05                                                            10,038.58
12/31/05                                                            10,063.18
01/31/06                                                            10,083.95
02/28/06                                                            10,104.68
03/31/06                                                            10,129.04
04/30/06                                                            10,152.42
05/31/06                                                            10,179.05
06/30/06                                                            10,207.87
07/31/06                                                            10,233.48
08/31/06                                                            10,260.31
09/30/06                                                            10,287.54
10/31/06                                                            10,313.77
11/30/06                                                            10,340.47
12/31/06                                                            10,370.67
01/31/07                                                            10,396.72
02/28/07                                                            10,422.26
03/31/07                                                            10,451.03
04/30/07                                                            10,478.70
05/31/07                                                            10,509.55
06/30/07                                                            10,539.10
07/31/07                                                            10,567.01
08/31/07                                                            10,599.56
09/30/07                                                            10,626.35
10/31/07                                                            10,654.93
11/30/07                                                            10,684.02
12/31/07                                                            10,710.75
01/31/08                                                            10,735.28
02/29/08                                                            10,756.26
03/31/08                                                            10,781.16
04/30/08                                                            10,801.80
05/31/08                                                            10,824.05
06/30/08                                                            10,841.39
07/31/08                                                            10,857.96
08/31/08                                                            10,875.89
09/30/08                                                            10,906.59
10/31/08                                                            10,941.52
11/30/08                                                            10,954.70
12/31/08                                                            10,967.76
01/31/09                                                            10,975.56
02/28/09                                                            10,982.48
03/31/09                                                            10,990.69
04/30/09                                                            10,999.19
05/31/09                                                            11,009.15
06/30/09                                                            11,017.82
07/31/09                                                            11,026.27
08/31/09                                                            11,032.77
09/30/09                                                            11,037.54
10/31/09                                                            11,039.90
11/30/09                                                            11,041.13
12/31/09                                                            11,043.69
01/31/10                                                            11,043.78
02/28/10                                                            11,043.86
03/31/10                                                            11,043.96
04/30/10                                                            11,044.05
05/31/10                                                            11,044.49
06/30/10                                                            11,044.71
07/31/10                                                            11,044.80
08/31/10                                                            11,044.89
09/30/10                                                            11,044.98
10/31/10                                                            11,045.08
11/30/10                                                            11,045.17
12/31/10                                                            11,045.29
01/31/11                                                            11,045.37
02/28/11                                                            11,045.46
03/31/11                                                            11,045.55
04/30/11                                                            11,045.65
05/31/11                                                            11,045.74
06/30/11                                                            11,045.82
07/31/11                                                            11,045.92
08/31/11                                                            11,046.01
09/30/11                                                            11,046.11
10/31/11                                                            11,046.20
11/30/11                                                            11,046.29
12/31/11                                                            11,046.50
01/31/12                                                            11,049.30
02/29/12                                                            11,049.39
03/31/12                                                            11,049.49
04/30/12                                                            11,049.57
05/31/12                                                            11,049.67
06/30/12                                                            11,049.76
07/31/12                                                            11,049.85
08/31/12                                                            11,049.95
09/30/12                                                            11,050.04
10/31/12                                                            11,050.13
11/30/12                                                            11,050.23
12/31/12                                                            11,050.76
01/31/13                                                            11,050.85
02/28/13                                                            11,050.93
03/31/13                                                            11,051.03
04/30/13                                                            11,051.12
05/31/13                                                            11,051.21
06/30/13                                                            11,051.30
07/31/13                                                            11,051.40
08/31/13                                                            11,051.49
09/30/13                                                            11,051.58
10/31/13                                                            11,051.67
11/30/13                                                            11,051.77
12/31/13                                                            11,052.86
01/31/14                                                            11,052.95
02/28/14                                                            11,053.03
03/31/14                                                            11,053.12
04/30/14                                                            11,053.22
05/31/14                                                            11,053.31
06/30/14                                                            11,053.40
07/31/14                                                            11,053.49
08/31/14                                                            11,053.59
09/30/14                                                            11,053.68
10/31/14                                                            11,053.77
11/30/14                                                            11,053.86
12/31/14                                                            11,054.09
01/31/15                                                            11,054.18
02/28/15                                                            11,054.27
03/31/15                                                            11,054.36
04/30/15                                                            11,054.45
05/31/15                                                            11,054.54
06/30/15                                                            11,054.63
07/31/15                                                            11,054.73
08/31/15                                                            11,054.82
09/30/15                                                            11,054.91

                                   [END CHART]

                             Data from 9/30/05 through 9/30/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG    Association of Bay Area Governments
    CSD     Central School District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    IDA     Industrial Development Authority/Agency

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    IDB     Industrial Development Board
    IDC     Industrial Development Corp.
    PRE     Prerefunded to a date prior to maturity
    SPEAR   Short Puttable Exempt Adjustable Receipts
    USD     Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program and National Rural Utility Corp.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (68.8%)

              ALABAMA (3.9%)
$   10,000    Chatom IDB (NBGA)                                       0.18%              8/01/2041           $   10,000
    10,000    Columbia IDB                                            0.06              12/01/2037               10,000
     1,325    Huntsville Educational Building Auth.
                (LOC - Branch Banking & Trust Co.)                    0.03              12/01/2022                1,325
    25,000    Mobile County IDA (LOC - Swedbank AB)                   0.04               7/01/2040               25,000
    12,000    Mobile IDB                                              0.06               8/01/2017               12,000
    10,000    Tuscaloosa County IDA (LOC - Bank of Nova Scotia)       0.01               4/01/2028               10,000
    32,500    Tuscaloosa County Port Auth.
                (LOC - PNC Bank, N.A.)                                0.06              12/01/2031               32,500
                                                                                                             ----------
                                                                                                                100,825
                                                                                                             ----------
              ARKANSAS (0.2%)
     5,175    Texarkana (LOC - PNC Bank, N.A.)                        0.17               3/01/2021                5,175
                                                                                                             ----------
              CALIFORNIA (4.9%)
     9,310    ABAG Finance Auth. for Nonprofit Corps.
                (LOC - KBC Bank N.V.)                                 0.29               5/15/2035                9,310
     6,020    Anaheim Public Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.22               9/01/2030                6,020
    13,910    Golden State Tobacco Securitization Corp.
                (LIQ) (LOC - Deutsche Bank A.G.)(a)                   0.11               6/01/2027               13,910
    29,715    Grossmont Healthcare District (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.12               7/15/2033               29,715
     5,200    Irvine (LOC - Sumitomo Mitsui Banking Corp.)            0.01               9/02/2050                5,200
     2,700    Manteca USD (LIQ) (LOC - Deutsche Bank A.G.)(a)         0.12               8/01/2035                2,700
     4,500    Pollution Control Financing Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.01              11/01/2026                4,500
    21,670    Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.25              12/01/2033               21,670
     5,200    SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)               0.27               8/01/2031                5,200
    23,516    SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)               0.32               8/01/2047               23,516
     3,125    Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.)(a)           0.11               8/01/2030                3,125
                                                                                                             ----------
                                                                                                                124,866
                                                                                                             ----------
              COLORADO (1.6%)
     5,000    Catholic Health Initiative (LIQ)(a)                     0.22               2/01/2019                5,000
    17,500    Catholic Health Initiative (LIQ)(a)                     0.24              10/01/2041               17,500
     6,495    Health Facilities Auth. (LIQ)(a)                        0.22               3/01/2016                6,495
    13,015    Health Facilities Auth. (LIQ)(a)                        0.22              10/01/2034               13,015
                                                                                                             ----------
                                                                                                                 42,010
                                                                                                             ----------

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.2%)
$    5,000    Health and Educational Facilities Auth.
                (LOC - Bank of America, N.A.)                         0.07%              7/01/2030           $    5,000
                                                                                                             ----------
              DISTRICT OF COLUMBIA (0.5%)
     2,100    District of Columbia (LOC - Bank of America, N.A.)      0.15               7/01/2022                2,100
    11,480    Metropolitan Washington Airports Auth.
                (LOC - TD Bank, N.A.)                                 0.01              10/01/2039               11,480
                                                                                                             ----------
                                                                                                                 13,580
                                                                                                             ----------
              FLORIDA (1.3%)
     2,855    Lee County IDA (LOC - Fifth Third Bank)                 0.12               6/01/2025                2,855
     8,825    Seminole County IDA (LOC - Fifth Third Bank)            0.10              12/01/2037                8,825
    12,010    St. Lucie County                                        0.02               9/01/2028               12,010
     8,795    UCF Health Facilities Corp.
                (LOC - Fifth Third Bank)                              0.10               7/01/2037                8,795
                                                                                                             ----------
                                                                                                                 32,485
                                                                                                             ----------
              GEORGIA (0.4%)
     6,000    Appling County Dev. Auth.                               0.23               9/01/2041                6,000
     2,250    Cobb County Dev. Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.04               2/01/2030                2,250
     1,500    Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)          0.07               4/01/2017                1,500
                                                                                                             ----------
                                                                                                                  9,750
                                                                                                             ----------
              ILLINOIS (7.9%)
     4,200    Dev. Finance Auth.                                      0.07               1/01/2016                4,200
    19,900    Dev. Finance Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.01              10/01/2029               19,900
     7,600    Dev. Finance Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.02               9/01/2031                7,600
     3,080    Dev. Finance Auth. (LOC - Bank of America, N.A.)        0.06               9/01/2032                3,080
     1,445    Educational Facilities Auth. (LOC - Fifth Third Bank)   0.10               7/01/2024                1,445
     3,490    Educational Facilities Auth.
                (LOC - FirstMerit Bank, N.A.)                         0.16              10/01/2032                3,490
    25,120    Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)         0.02              11/15/2029               25,120
     2,695    Finance Auth. (LOC - Fifth Third Bank)                  0.22               3/01/2031                2,695
    11,805    Finance Auth. (LOC - FirstMerit Bank, N.A.)             0.16              10/01/2033               11,805
    12,290    Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)         0.02               5/01/2038               12,290
    14,800    Finance Auth. (LOC - Fifth Third Bank)                  0.03               6/01/2038               14,800
     2,595    McHenry County (LIQ) (LOC - Deutsche
                Bank A.G.)(a)                                         0.17               1/15/2026                2,595
    14,125    Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.27               6/15/2034               14,125
    24,760    Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.27              12/15/2039               24,760

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$   31,420    Rush Univ. Medical Center (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.22%             11/01/2039           $   31,420
     4,249    Springfield Airport Auth.                               0.60              10/15/2016                4,249
    19,640    Village of Morton Grove
                (LOC - Bank of America, N.A.)                         0.02              12/01/2041               19,640
                                                                                                             ----------
                                                                                                                203,214
                                                                                                             ----------
              INDIANA (1.0%)
     5,860    Berne (LOC - Federal Home Loan
                Bank of Indianapolis)                                 0.07              10/01/2033                5,860
     3,425    Dearborn County EDA (LOC - Fifth Third Bank)            0.11               4/01/2036                3,425
     4,210    Evansville (LOC - Fifth Third Bank)                     0.10               1/01/2025                4,210
     9,620    Finance Auth. (LOC - Federal Home
                Loan Bank of Indianapolis)                            0.06               7/01/2029                9,620
     1,115    Finance Auth. (LOC - Fifth Third Bank)                  0.12               9/01/2031                1,115
     2,390    Finance Auth. (LOC - PNC Bank, N.A.)                    0.07               6/01/2037                2,390
                                                                                                             ----------
                                                                                                                 26,620
                                                                                                             ----------
              IOWA (8.0%)
     6,850    Chillicothe                                             0.07               1/01/2023                6,850
    12,750    Council Bluffs                                          0.06               1/01/2025               12,750
    10,000    Finance Auth                                            0.04               6/01/2039               10,000
    29,000    Finance Auth.                                           0.05               6/01/2036               29,000
    32,000    Finance Auth.                                           0.05               9/01/2036               32,000
    30,000    Finance Auth. (LOC - U.S. Bank, N.A.)                   0.07              12/01/2042               30,000
     2,100    Higher Educational Loan Auth.
                (LOC - Fifth Third Bank)                              0.03               5/01/2029                2,100
     7,900    Higher Educational Loan Auth.
                (LOC - Fifth Third Bank)                              0.03               4/01/2035                7,900
    29,500    Louisa County                                           0.02               9/01/2016               29,500
     3,900    Louisa County                                           0.02               3/01/2017                3,900
    34,900    Louisa County                                           0.02              10/01/2024               34,900
       280    Sheldon                                                 0.32              11/01/2015                  280
     5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)                0.03              11/01/2020                5,500
                                                                                                             ----------
                                                                                                                204,680
                                                                                                             ----------
              KENTUCKY (0.8%)
     9,550    Georgetown (LOC - Fifth Third Bank)                     0.10              11/15/2029                9,550
        55    Lexington-Fayette Urban County
                (LOC - JPMorgan Chase Bank, N.A.)                     0.42               7/01/2021                   55
     2,670    Lexington-Fayette Urban County
                (LOC - Federal Home Loan Bank of Cincinnati)          0.27              12/01/2027                2,670
     4,206    Lexington-Fayette Urban County
                (LOC - Fifth Third Bank)                              0.10              12/01/2031                4,206

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$    4,430    Lexington-Fayette Urban County
                (LOC - Fifth Third Bank)                              0.10%              1/01/2033           $    4,430
                                                                                                             ----------
                                                                                                                 20,911
                                                                                                             ----------
              LOUISIANA (2.1%)
       400    Environmental Facilities and Community Dev. Auth.
                (LOC - Federal Home Loan Bank of Dallas)              0.04               4/01/2018                  400
     1,610    Hammond Area Economic and Industrial Dev. District
                (LOC - Federal Home Loan Bank of Dallas)              0.04               3/01/2033                1,610
     6,500    New Orleans (LOC - Capital One, N.A.)                   0.25               8/01/2024                6,500
     1,100    Public Facilities Auth.                                 0.04               8/01/2017                1,100
     1,225    Public Facilities Auth. (LOC - Capital One, N.A.)       0.27               7/01/2023                1,225
       180    Public Facilities Auth. (LOC - Capital One, N.A.)       0.29               7/01/2023                  180
    25,000    St. James Parish (LOC - Natixis S.A.)                   0.15              11/01/2039               25,000
    12,000    St. James Parish                                        0.32              11/01/2040               12,000
     6,580    St. Tammany Parish Dev. District
                (LOC - Federal Home Loan Bank of Dallas)              0.04               3/01/2033                6,580
                                                                                                             ----------
                                                                                                                 54,595
                                                                                                             ----------
              MARYLAND (0.4%)
     9,980    Williamsport (LOC - Manufacturers &
                Traders Trust Co.)                                    0.07              11/01/2037                9,980
                                                                                                             ----------
              MICHIGAN (1.3%)
     7,500    Finance Auth. (LOC - Fifth Third Bank)                  0.11              12/01/2032                7,500
     1,950    Finance Auth. (LOC - Fifth Third Bank)                  0.11              12/01/2032                1,950
     5,425    Higher Educational Facilities Auth.
                (LOC - Comerica Bank, N.A.)                           0.01              11/01/2036                5,425
     2,315    Kent Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.10              10/01/2041                2,315
    10,000    Oakland County EDC (LOC - Fifth Third Bank)             0.11               3/01/2029               10,000
     3,075    Strategic Fund (LOC - Fifth Third Bank)                 0.11              10/01/2015                3,075
     1,025    Strategic Fund (LOC - Fifth Third Bank)                 0.11              10/01/2027                1,025
     2,390    Strategic Fund (LOC - Fifth Third Bank)                 0.12               4/01/2035                2,390
                                                                                                             ----------
                                                                                                                 33,680
                                                                                                             ----------
              MINNESOTA (0.4%)
     2,265    Canby Community Hospital District No.1                  0.32              11/01/2026                2,265
     4,590    New Ulm (LOC - Federal Home Loan Bank of Chicago)       0.05              10/01/2040                4,590
     4,675    Rochester (LOC - Royal Bank of Scotland N.V.)           0.35               4/01/2022                4,675
                                                                                                             ----------
                                                                                                                 11,530
                                                                                                             ----------
              MISSISSIPPI (0.5%)
     4,640    Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas)                                  0.04               3/01/2033                4,640
     8,490    Business Finance Corp. (LOC - PNC Bank, N.A.)           0.04              12/01/2036                8,490
                                                                                                             ----------
                                                                                                                 13,130
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              MISSOURI (1.3%)
$    1,050    Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.11%             11/01/2020           $    1,050
     8,150    Health and Educational Facilities Auth.
                (LOC - Commerce Bank, N.A.)                           0.03              11/01/2032                8,150
    20,000    Jackson County IDA (LOC - Commerce Bank, N.A.)          0.07               7/01/2025               20,000
     3,435    St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.04               6/15/2024                3,435
     1,330    St. Louis County IDA (LOC - Fifth Third Bank)           0.03               9/01/2038                1,330
                                                                                                             ----------
                                                                                                                 33,965
                                                                                                             ----------
              NEBRASKA (0.4%)
    10,000    Washington County                                       0.05              12/01/2040               10,000
                                                                                                             ----------
              NEW HAMPSHIRE (0.6%)
    10,000    Business Finance (LOC - Landesbank
                Hessen-Thuringen)                                     0.08               9/01/2030               10,000
     6,360    Health and Education Facilities Auth.
                (LOC - RBS Citizens, N.A.)                            0.15               7/01/2038                6,360
                                                                                                             ----------
                                                                                                                 16,360
                                                                                                             ----------
              NEW JERSEY (0.9%)
     3,715    EDA (LOC - Bank of America, N.A.)                       0.07              11/01/2027                3,715
    18,490    Educational Facilities Auth.
                (LOC - RBS Citizens, N.A.)                            0.15               7/01/2036               18,490
                                                                                                             ----------
                                                                                                                 22,205
                                                                                                             ----------
              NEW MEXICO (0.2%)
     5,000    Hospital Equipment Loan Council
                (LOC - Fifth Third Bank)                              0.13               7/01/2025                5,000
                                                                                                             ----------
              NEW YORK (8.2%)
     4,140    Albany IDA (LOC - RBS Citizens, N.A.)                   0.24               5/01/2035                4,140
     9,490    Albany IDA (LOC - Key Bank, N.A.)                       0.09               7/01/2035                9,490
    16,410    Amherst IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.07              10/01/2031               16,410
     2,800    Clinton County IDA (LOC - Key Bank, N.A.)               0.09               7/01/2017                2,800
     9,965    Clinton County IDA (LOC - Key Bank, N.A.)               0.09               7/01/2042                9,965
     2,185    Erie County IDA (LOC - Key Bank, N.A.)                  0.14               6/01/2022                2,185
     4,470    Erie County IDA (LOC - Key Bank, N.A.)                  0.14               3/01/2024                4,470
     3,080    Guilderland IDA (LOC - Key Bank, N.A.)                  0.14               7/01/2032                3,080
     6,600    Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                     0.01              11/01/2037                6,600
     5,200    Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                     0.02               5/01/2042                5,200
       600    Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                     0.02               5/01/2042                  600

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$   19,000    Hudson Yards Infrastructure Corp. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.23%              2/15/2047           $   19,000
     4,000    Long Island Power Auth.
                (LOC - Bayerische Landesbank)                         0.02               5/01/2033                4,000
     1,145    Monroe County IDA (LOC - Key Bank, N.A.)                0.14               8/01/2018                1,145
     4,000    MTA (LOC - Bank of the West)                            0.02              11/15/2045                4,000
     4,000    MTA (LOC - U.S. Bank, N.A.)                             0.01              11/15/2050                4,000
     5,800    New York City (LIQ)(a)                                  0.02               8/01/2020                5,800
     6,300    New York City (LOC - Sumitomo
                Mitsui Banking Corp.)                                 0.01               9/01/2035                6,300
     6,900    New York City (LOC - Manufacturers &
                Traders Trust Co.)                                    0.06              12/01/2040                6,900
     6,035    New York City IDA (LOC - Key Bank, N.A.)                0.10               7/01/2037                6,035
    25,205    New York City IDA (LOC - Key Bank, N.A.)                0.10               7/01/2038               25,205
     1,190    Niagara County IDA (LOC - Key Bank, N.A.)               0.14               9/01/2021                1,190
     8,200    Oneida County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.07               6/01/2030                8,200
     4,285    Oneida County IDA (LOC - RBS Citizens, N.A.)            0.27               7/01/2037                4,285
     4,400    Onondaga County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.07              12/01/2031                4,400
     3,785    Ontario County IDA (LOC - Royal
                Bank of Scotland N.V.)                                0.35               3/01/2028                3,785
     7,920    Ontario County IDA (LOC - Key Bank, N.A.)               0.09               7/01/2030                7,920
     8,360    Ramapo Housing Auth. (LOC - Manufacturers &
                Traders Trust Co.)                                    0.12              12/01/2029                8,360
     4,900    Rensselaer County IDA (LOC - RBS Citizens, N.A.)        0.22              10/30/2035                4,900
     2,735    Seneca County IDA (LOC - Key Bank, N.A.)                0.14               4/01/2020                2,735
     2,165    St. Lawrence County (LOC - RBS Citizens, N.A.)          0.38               7/01/2037                2,165
     3,885    Syracuse IDA (LOC - Key Bank, N.A.)                     0.14               1/01/2033                3,885
     6,405    Tompkins County IDA (LOC - Bank of
                America, N.A.)                                        0.13               2/01/2037                6,405
     5,060    Wayne County IDA (LOC - Royal Bank
                of Scotland N.V.)                                     0.35               6/01/2017                5,060
                                                                                                             ----------
                                                                                                                210,615
                                                                                                             ----------
              OHIO (4.5%)
     3,215    Akron Metropolitan Housing Auth.
                (LOC - FirstMerit Bank, N.A.)                         0.22               4/01/2018                3,215
    40,000    Buckeye Tobacco Settlement Finance Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.32               6/01/2024               40,000
    14,595    Butler County (LOC - Fifth Third Bank)                  0.10               5/15/2036               14,595
     1,260    Cadiz Health Care Facilities Auth.
                (LOC - PNC Bank, N.A.)                                0.27               1/01/2033                1,260
     3,100    Cincinnati and Hamilton County
                (LOC - Fifth Third Bank)                              0.03               9/01/2025                3,100

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$      965    Clermont County (LOC - Fifth Third Bank)                0.11%              8/01/2022           $      965
     7,610    Delaware County (LOC - Fifth Third Bank)                0.11              10/01/2033                7,610
     4,800    Hamilton County (LOC - Fifth Third Bank)                0.10              12/01/2024                4,800
    12,000    Hamilton County (LOC - Fifth Third Bank)                0.11              12/01/2026               12,000
     1,375    Higher Educational Facilities
                (LOC - Fifth Third Bank)                              0.10               9/01/2036                1,375
     1,650    Highland County (LOC - Fifth Third Bank)                0.12               8/01/2024                1,650
    10,810    Pike County Health Care Facilities
                (LOC - Bank of America, N.A.)                         0.06              11/01/2033               10,810
     2,220    Pike County Health Care Facilities
                (LOC - Bank of America, N.A.)                         0.06              11/01/2033                2,220
     2,040    Summit County (LOC - Fifth Third Bank)                  0.11              12/01/2029                2,040
     8,945    Summit County Port Auth. (LOC - Fifth Third Bank)       0.07               8/01/2030                8,945
     1,920    Wayne County (LOC - Fifth Third Bank)                   0.20               9/01/2021                1,920
                                                                                                             ----------
                                                                                                                116,505
                                                                                                             ----------
              OKLAHOMA (3.6%)
     6,795    Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.09               6/01/2031                6,795
     8,700    Garfield County Industrial Auth.                        0.05               1/01/2025                8,700
    32,400    Muskogee Industrial Trust                               0.07               1/01/2025               32,400
    36,000    Muskogee Industrial Trust                               0.05               6/01/2027               36,000
     9,350    Tulsa Industrial Auth. (LOC - Bank of
                Oklahoma, N.A.)                                       0.09              11/01/2026                9,350
                                                                                                             ----------
                                                                                                                 93,245
                                                                                                             ----------
              OREGON (0.3%)
     6,435    Facilities Auth. (LOC - Bank of the West)               0.07              10/01/2037                6,435
                                                                                                             ----------
              PENNSYLVANIA (0.8%)
     5,250    Chartiers Valley Industrial and Commercial Dev. Auth.   1.10              11/15/2017                5,250
     7,000    Delaware Valley Regional Finance Auth.
                (LOC - Bayerische Landesbank)                         0.17               6/01/2042                7,000
     8,965    Derry Township Industrial and Commercial Dev. Auth.
                (LOC - PNC Bank, N.A.)                                0.02              11/01/2030                8,965
                                                                                                             ----------
                                                                                                                 21,215
                                                                                                             ----------
              RHODE ISLAND (0.2%)
     6,010    EDC (LOC - RBS Citizens, N.A.)                          0.15              10/01/2034                6,010
                                                                                                             ----------
              SOUTH CAROLINA (0.4%)
     4,100    EDA (LOC - Fifth Third Bank)                            0.11               2/01/2028                4,100
     6,060    Public Service Auth. (LIQ)(a)                           0.14               6/01/2037                6,060
                                                                                                             ----------
                                                                                                                 10,160
                                                                                                             ----------

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              SOUTH DAKOTA (0.6%)
$    5,975    Health and Educational Facilities Auth.                 0.32%             11/01/2020           $    5,975
     2,895    Health and Educational Facilities Auth.                 0.32              11/01/2025                2,895
     6,025    Health and Educational Facilities Auth.                 0.32              11/01/2027                6,025
                                                                                                             ----------
                                                                                                                 14,895
                                                                                                             ----------
              TENNESSEE (1.0%)
     9,840    Chattanooga Health and Educational Facilities Board     0.11               5/01/2039                9,840
     7,300    Hendersonville IDB (LOC - Fifth Third Bank)             0.12               5/01/2036                7,300
     5,560    Metropolitan Government of Nashville and Davidson
                County (LOC - Fifth Third Bank)                       0.10              12/01/2024                5,560
     2,200    Williamson County IDB (LOC - Fifth Third Bank)          0.12              12/01/2027                2,200
                                                                                                             ----------
                                                                                                                 24,900
                                                                                                             ----------
              TEXAS (3.3%)
    13,300    Atascosa County IDC (NBGA)                              0.04               6/30/2020               13,300
    15,000    Austin (LOC - JPMorgan Chase Bank, N.A.)                0.02              11/15/2029               15,000
     3,235    Houston (LIQ) (LOC - Deutsche Bank A.G.)(a)             0.15              12/01/2028                3,235
    15,000    Port Arthur                                             0.03              12/01/2040               15,000
    25,000    Port Arthur                                             0.03               6/01/2041               25,000
    12,000    Port of Port Arthur Navigation District                 0.30              12/01/2039               12,000
                                                                                                             ----------
                                                                                                                 83,535
                                                                                                             ----------
              VIRGINIA (2.5%)
     5,000    Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.02              10/01/2035                5,000
     2,000    College Building Auth. (LIQ)(a)                         0.03               2/01/2021                2,000
     3,000    Fairfax County IDA                                      0.02               5/15/2035                3,000
     3,295    Greene County EDA (LOC - Branch
                Banking & Trust Co.)                                  0.04               6/01/2026                3,295
     2,200    Hampton Roads Sanitation District                       0.01              11/01/2041                2,200
     3,510    Hanover County EDA (LOC - U.S. Bank, N.A.)              0.01              11/01/2025                3,510
     2,400    Hanover County EDA (LOC - Bank of
                New York Mellon)                                      0.01              11/01/2025                2,400
     3,975    Harrisonburg IDA (LOC - Branch
                Banking & Trust Co.)                                  0.02               4/01/2036                3,975
     5,115    Lexington IDA                                           0.01               1/01/2035                5,115
     6,600    Loudoun County IDA                                      0.01               2/15/2038                6,600
     2,000    Lynchburg IDA (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.02               1/01/2028                2,000
     1,200    Madison County IDA (LOC - SunTrust Bank)                0.10              10/01/2037                1,200
     1,900    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)           0.01               7/01/2016                1,900
     5,800    Small Business Financing Auth.
                (LOC - Bank of America, N.A.)                         0.01               7/01/2030                5,800
    14,900    Stafford County IDA (LOC - Bank of America, N.A.)       0.02               8/01/2028               14,900
     2,415    Univ. of Virginia (LIQ)(a)                              0.01               6/01/2032                2,415
                                                                                                             ----------
                                                                                                                 65,310
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              WASHINGTON (1.4%)
$    7,500    Catholic Health Initiative (LIQ)(a)                     0.22%              2/01/2019           $    7,500
    11,245    Catholic Health Initiative (LIQ)(a)                     0.22              10/01/2016               11,245
    10,350    Higher Education Facilities Auth.                       0.07              10/01/2031               10,350
       725    Seattle Housing Auth. (LOC - Key Bank, N.A.)            0.14               9/01/2036                  725
     6,095    Snohomish County Housing Auth.
                (LOC - Bank of America, N.A.)                         0.03               7/01/2036                6,095
                                                                                                             ----------
                                                                                                                 35,915
                                                                                                             ----------
              WEST VIRGINIA (1.8%)
    36,785    Hospital Finance Auth. (LOC - Fifth Third Bank)         0.10              10/01/2033               36,785
     9,630    Marshall County                                         0.04               3/01/2026                9,630
                                                                                                             ----------
                                                                                                                 46,415
                                                                                                             ----------
              WISCONSIN (0.9%)
     5,290    Health and Educational Facilities Auth.
                (LOC - KBC Bank N.V.)                                 0.04               5/01/2025                5,290
       550    Health and Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.12               5/01/2026                  550
    11,440    Health and Educational Facilities Auth.
                (LOC - KBC Bank N.V.)                                 0.20               3/01/2038               11,440
     5,930    Wind Point (LOC - U.S. Bank, N.A.)                      0.12               9/01/2035                5,930
                                                                                                             ----------
                                                                                                                 23,210
                                                                                                             ----------
              WYOMING (0.5%)
    12,000    Gillette                                                0.27               1/01/2018               12,000
                                                                                                             ----------
              Total Variable-Rate Demand Notes (cost: $1,769,926)                                             1,769,926
                                                                                                             ----------

              PUT BONDS (3.3%)

              ALABAMA (2.2%)
    30,000    Mobile IDB                                              0.65               6/01/2034               30,000
    25,000    Mobile IDB                                              0.32               7/15/2034               25,000
                                                                                                             ----------
                                                                                                                 55,000
                                                                                                             ----------
              LOUISIANA (0.2%)
     5,500    Housing Corp.                                           0.45               6/01/2017                5,500
                                                                                                             ----------
              MONTANA (0.8%)
     1,850    Board of Investments (NBGA)                             0.23               3/01/2028                1,850
    18,150    Board of Investments (NBGA)                             0.23               3/01/2029               18,150
                                                                                                             ----------
                                                                                                                 20,000
                                                                                                             ----------
              TEXAS (0.1%)
     2,900    Department of Housing and Community Affairs             0.45               6/01/2017                2,900
                                                                                                             ----------
              Total Put Bonds (cost: $83,400)                                                                    83,400
                                                                                                             ----------

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              ADJUSTABLE-RATE NOTES (0.8%)

              CALIFORNIA (0.8%)
$   20,000    Golden Empire Schools Financing Auth.
                (cost: $20,000)                                       0.22%              5/01/2016           $   20,000
                                                                                                             ----------

              FIXED-RATE INSTRUMENTS (28.0%)

              CALIFORNIA (2.7%)
     5,000    San Diego County Water Auth.                            0.03              10/05/2015                5,000
     2,500    San Diego County Water Auth.                            0.03              10/05/2015                2,500
    26,900    San Diego County Water Auth.                            0.03              10/05/2015               26,900
     5,000    San Diego County Water Auth.                            0.04              10/07/2015                5,000
     5,000    San Diego County Water Auth.                            0.03              11/03/2015                5,000
    26,000    Statewide Communities Dev. Auth.                        0.25               3/04/2016               26,000
                                                                                                             ----------
                                                                                                                 70,400
                                                                                                             ----------
              COLORADO (0.3%)
     6,750    Health Facilities Auth. (PRE)                           5.00              12/01/2035                6,802
                                                                                                             ----------
              DISTRICT OF COLUMBIA (0.5%)
    12,500    District of Columbia (LOC - Landesbank
                Hessen-Thuringen)                                     0.07              11/05/2015               12,500
                                                                                                             ----------
              MARYLAND (1.6%)
    20,000    Johns Hopkins Univ.                                     0.05              10/05/2015               20,000
    21,517    Johns Hopkins Univ.                                     0.08              10/06/2015               21,517
                                                                                                             ----------
                                                                                                                 41,517
                                                                                                             ----------
              NEW YORK (9.9%)
     7,094    Afton CSD                                               1.50               6/24/2016                7,137
    14,430    Amsterdam CSD                                           1.50               6/24/2016               14,515
    12,600    Averill Park CSD                                        1.50               7/15/2016               12,687
     5,000    Avon CSD                                                1.50               6/23/2016                5,030
     3,153    Batavia City School District                            1.25               2/17/2016                3,163
     3,025    Berlin CSD                                              1.50               6/29/2016                3,040
    20,000    Binghamton City School District                         1.00              11/20/2015               20,016
    16,115    Campbell-Savona CSD                                     1.50               6/16/2016               16,223
     6,500    Candor CSD                                              1.50               6/30/2016                6,539
     3,068    Chenango Forks CSD                                      1.50               6/23/2016                3,083
    19,000    Copiague Union Free School District                     2.00               6/21/2016               19,181
     8,850    Cuba-Rushford CSD                                       1.50               6/24/2016                8,905
     4,200    Enlarged Troy School District                           1.50               7/01/2016                4,225
     3,350    Fredonia CSD                                            1.50               6/28/2016                3,367
     7,700    Greenville CSD                                          1.50               6/28/2016                7,747

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$    4,295    Groton CSD                                              1.50%              6/24/2016           $    4,320
    16,400    Johnson City CSD                                        1.50               7/15/2016               16,509
    11,000    Kendall CSD                                             1.50               7/01/2016               11,065
     4,100    Lansing CSD                                             1.50               6/30/2016                4,124
     8,475    Marathon CSD                                            1.50               6/10/2016                8,519
     9,000    Oswego CSD                                              1.50               4/21/2016                9,045
     7,665    Oxford Academy CSD                                      1.50               6/24/2016                7,709
     3,285    Palmyra Macedon CSD                                     1.50               6/16/2016                3,306
     2,371    Phoenix CSD                                             1.50               6/28/2016                2,384
    15,225    Potsdam CSD                                             1.50               6/24/2016               15,311
     4,225    Sherburne Earleville CSD                                1.50               6/24/2016                4,249
    10,055    Silver Creek CSD                                        1.50               6/16/2016               10,119
     2,489    Susquehanna Valley CSD                                  1.50               6/30/2016                2,502
     2,908    West Genesee CSD                                        1.50               7/08/2016                2,925
     5,111    Wheatland Chili CSD                                     1.50               6/15/2016                5,140
    13,140    Yorkshire-Pioneer CSD                                   1.50               6/29/2016               13,222
                                                                                                             ----------
                                                                                                                255,307
                                                                                                             ----------
              SOUTH CAROLINA (1.0%)
    20,220    Public Service Auth.                                    0.05              10/07/2015               20,220
     6,570    Public Service Auth.                                    0.04              11/04/2015                6,570
                                                                                                             ----------
                                                                                                                 26,790
                                                                                                             ----------
              TEXAS (11.9%)
    10,000    Dallas Area Rapid Transit                               0.08              10/02/2015               10,000
    12,500    Dallas Area Rapid Transit                               0.10              10/05/2015               12,500
    10,000    Dallas Area Rapid Transit                               0.10              10/06/2015               10,000
    10,000    Dallas Area Rapid Transit                               0.09              10/22/2015               10,000
    10,000    Dallas Area Rapid Transit                               0.09              11/05/2015               10,000
    10,000    Dallas Area Rapid Transit                               0.05              11/19/2015               10,000
     5,000    Houston                                                 0.05              10/06/2015                5,000
    20,000    Houston                                                 0.05              10/08/2015               20,000
    30,000    Houston (LOC - Citibank, N.A.)                          0.07              11/04/2015               30,000
     5,100    Houston                                                 0.05              11/05/2015                5,100
    10,000    Houston                                                 0.07              11/05/2015               10,000
     5,000    Houston (LOC - Citibank, N.A.)                          0.04              11/06/2015                5,000
    33,000    San Antonio                                             0.06              10/05/2015               33,000
    15,000    San Antonio                                             0.05              11/05/2015               15,000
    20,350    Univ. of Texas                                          0.09              10/05/2015               20,350
    25,000    Univ. of Texas                                          0.09              10/06/2015               25,000
    25,000    Univ. of Texas                                          0.09              11/05/2015               25,000
    25,000    Univ. of Texas                                          0.05              12/07/2015               25,000
     5,000    Univ. of Texas                                          0.05              12/08/2015                5,000
    20,683    Univ. of Texas                                          0.07               1/05/2016               20,683
                                                                                                             ----------
                                                                                                                306,633
                                                                                                             ----------

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              WISCONSIN (0.1%)
$    1,150    Racine USD                                              2.00%              4/01/2016           $    1,158
                                                                                                             ----------
              Total Fixed-Rate Instruments (cost: $721,107)                                                     721,107
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $2,594,433)                                                           $2,594,433
                                                                                                             ==========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT       SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS            INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                        $-          $1,769,926                $-      $1,769,926
Put Bonds                                          -              83,400                 -          83,400
Adjustable-Rate Notes                              -              20,000                 -          20,000
Fixed-Rate Instruments                             -             721,107                 -         721,107
----------------------------------------------------------------------------------------------------------
Total                                             $-          $2,594,433                $-      $2,594,433
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at September 30, 2015, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a)   Restricted security that is not registered under the Securities
          Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)               $2,594,433
   Cash                                                                                    6,349
   Receivables:
      Capital shares sold                                                                  1,440
      USAA Asset Management Company (Note 4D)                                                 58
      Interest                                                                             1,709
      Securities sold                                                                      3,000
                                                                                      ----------
         Total assets                                                                  2,606,989
                                                                                      ----------
LIABILITIES
   Payables:
      Securities purchased                                                                30,002
      Capital shares redeemed                                                              4,820
      Dividends on capital shares                                                             19
   Accrued management fees                                                                   600
   Accrued transfer agent's fees                                                             339
   Other accrued expenses and payables                                                       138
                                                                                      ----------
         Total liabilities                                                                35,918
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $2,571,071
                                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $2,570,814
   Undistributed net investment income                                                         2
   Accumulated net realized gain on investments                                              255
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $2,571,071
                                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                         2,570,806
                                                                                      ==========
   Net asset value, redemption price, and offering price per share                    $     1.00
                                                                                      ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                       $ 2,327
                                                                                         -------
EXPENSES
   Management fees                                                                         3,711
   Administration and servicing fees                                                       1,325
   Transfer agent's fees                                                                   2,246
   Custody and accounting fees                                                               134
   Postage                                                                                    75
   Shareholder reporting fees                                                                 26
   Trustees' fees                                                                             13
   Registration fees                                                                          24
   Professional fees                                                                          72
   Other                                                                                      20
                                                                                         -------
         Total expenses                                                                    7,646
   Expenses reimbursed                                                                    (5,453)
                                                                                         -------
         Net expenses                                                                      2,193
                                                                                         -------
NET INVESTMENT INCOME                                                                        134
                                                                                         -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                         206
                                                                                         -------
   Increase in net assets resulting from operations                                      $   340
                                                                                         =======

See accompanying notes to financial statements.

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                  9/30/2015            3/31/2015
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $      134          $       268
   Net realized gain on investments                                     206                   73
                                                                 -------------------------------
      Increase in net assets resulting from operations                  340                  341
                                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (132)                (268)
   Net realized gains                                                     -                  (32)
                                                                 -------------------------------
      Distributions to shareholders                                    (132)                (300)
                                                                 -------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        482,485              932,081
   Reinvested dividends                                                 131                  297
                                                                 -------------------------------
   Cost of shares redeemed                                         (588,461)          (1,003,482)
                                                                 -------------------------------
      Decrease in net assets from
         capital share transactions                                (105,845)             (71,104)
                                                                 -------------------------------
   Net decrease in net assets                                      (105,637)             (71,063)

NET ASSETS
   Beginning of period                                            2,676,708            2,747,771
                                                                 -------------------------------
   End of period                                                 $2,571,071          $ 2,676,708
                                                                 ===============================
Undistributed net investment income:
   End of period                                                 $        2          $         -
                                                                 ===============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      482,485              932,081
   Shares issued for dividends reinvested                               131                  297
   Shares redeemed                                                 (588,461)          (1,003,482)
                                                                 -------------------------------
      Decrease in shares outstanding                               (105,845)             (71,104)
                                                                 ===============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $7,000, which represents 3.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $3,711,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,325,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $33,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,246,000.

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the six-month period ended September 30, 2015, the Fund incurred reimbursable expenses of $5,453,000, of which $58,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                            -----------------------------------------------------------------------------------
                                  2015           2015           2014           2013          2012          2011
                            -----------------------------------------------------------------------------------
Net asset value at
 beginning of period        $     1.00     $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
                            -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income(a)          .00            .00            .00            .00           .00           .00
 Net realized and
  unrealized gain(a)               .00            .00            .00            .00           .00           .00
                            -----------------------------------------------------------------------------------
Total from investment
 operations(a)                     .00            .00            .00            .00           .00           .00
                            -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)         (.00)          (.00)          (.00)          (.00)         (.00)         (.00)
 Realized capital gains              -           (.00)(a)       (.00)(a)       (.00)(a)      (.00)(a)         -
                            -----------------------------------------------------------------------------------
Total distributions(a)            (.00)          (.00)          (.00)          (.00)         (.00)          .00
                            -----------------------------------------------------------------------------------
Net asset value at
 end of period              $     1.00     $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
                            ===================================================================================
Total return (%)*,(c)              .00(f)         .01            .02            .01           .04(b)        .01
Net assets at end
 of period (000)            $2,571,071     $2,676,708     $2,747,771     $2,683,358    $2,640,375    $2,842,986
Ratios to average
 net assets:**
 Expenses (%)(c),(d)               .17(e)         .15            .21            .34           .42(b)        .49
 Expenses, excluding
  reimbursements (%)(d)            .58(e)         .58            .56            .56           .57(b)        .55
Net investment income (%)          .01(e)         .01            .01            .01           .03           .01

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended September 30, 2015, average net assets were $2,649,129,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) The Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                 BEGINNING           ENDING           DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2015 -
                               APRIL 1, 2015   SEPTEMBER 30, 2015   SEPTEMBER 30, 2015
                               -------------------------------------------------------
Actual                           $1,000.00         $1,000.00              $0.85

Hypothetical
 (5% return before expenses)      1,000.00          1,024.15               0.86

*Expenses are equal to the Fund's annualized expense ratio of 0.17%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

had reimbursed all / a significant portion of Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2014, was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2014, and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2014, was in the top 20% of its performance universe for the three-year period ended December 31, 2014, and was in the top 30% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39598-1115                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA CALIFORNIA BOND FUND
     FUND SHARES o ADVISER SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        23

    Financial Statements                                                     24

    Notes to Financial Statements                                            27

EXPENSE EXAMPLE                                                              39

ADVISORY AGREEMENT(S)                                                        41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211727-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE CALIFORNIA BOND FUND (THE FUND) PROVIDES CALIFORNIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the state of California, its political subdivisions and instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and California state income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA                             [PHOTO OF JOHN C. BONNELL, CFA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates rose during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Supply increased, though many of the new issues were refunding bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable
    U.S. corporate bonds, benefiting from investors' search for yield and a tax-advantaged status.

================================================================================

2  | USAA CALIFORNIA BOND FUND

================================================================================

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address potential pension-funding shortfalls.

o HOW DID THE USAA CALIFORNIA BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 1.12% and 0.99%, respectively, versus an average return of 0.50% amongst the funds in the Lipper California Municipal Debt Funds category. This compares to returns of 0.60% for the Lipper California Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.81% and 3.55%, respectively, compared to the Lipper category average of 3.42%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

    California's fiscal situation continued to improve during the reporting period. The State Controller announced in July 2015 that for the state's fiscal year ending June 30, 2015 total revenues for the General Fund, which is the source of most state spending, were $6.8 billion more than anticipated when the 2014-2015 budget was enacted. Furthermore, for

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    the second fiscal year in a row, the General Fund ended with a positive cash balance. In addition, state revenues are benefiting from a tax initiative approved by voters in November 2012. The new taxes are expected to continue generating billions of dollars in additional revenue annually, reducing the chance of a large budget gap in the near future. Importantly, state legislators committed to spending cuts in recent years that are also contributing to the turnaround in California's finances. Recognizing California's fiscal progress, Standard & Poor's Ratings Services upgraded the state's general obligation bonds during the reporting period. On September 30, 2015, the state's general obligation bonds were rated Aa3 by Moody's Investors Service Inc., AA- by Standard & Poor's Ratings Services, and A+ by Fitch Ratings Inc.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continued to focus on income generation. Over the long-term, the Fund's income distribution, not its price appreciation, tends to account for the majority of its total return. As a result of our focus on income, the Fund generally invests in bonds in the BBB and A rated categories.

    Overall, the Fund performed well during the reporting period, benefiting from our independent research. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We use research both to recognize value and avoid potential pitfalls.

    Our analysts continuously monitor the portfolio's holdings. The Fund continues to be diversified by sector and issuer, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

4  | USAA CALIFORNIA BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA CALIFORNIA BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USCBX)

--------------------------------------------------------------------------------
                                         9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $673.3 Million              $675.7 Million
Net Asset Value Per Share                $11.18                      $11.27

LAST 12 MONTHS
Tax-Exempt Dividends Per Share           $0.426                      $0.430
Dollar-Weighted Average
Portfolio Maturity(+)                  15.6 Years                  16.1 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*            1 YEAR            5 YEARS            10 YEARS
        1.12%                    3.96%             5.66%              4.75%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 9/30/15         EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
                 2.21%                                    0.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             4.75%        =          4.55%          +        0.20%
5 YEARS              5.66%        =          4.31%          +        1.35%
1 YEAR               3.96%        =          3.87%          +        0.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006-SEPTEMBER 30, 2015

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

              TOTAL RETURN      DIVIDEND RETURN    CHANGE IN SHARE PRICE
9/30/06         4.50%               4.43%                0.07%
9/30/07         1.76%               4.29%               -2.53%
9/30/08        -5.92%               4.31%              -10.23%
9/30/09        14.80%               5.97%                8.83%
9/30/10         5.18%               4.89%                0.29%
9/30/11         3.34%               4.95%               -1.61%
9/30/12        12.25%               4.55%                7.70%
9/30/13        -1.67%               3.84%               -5.51%
9/30/14        11.07%               4.38%                6.69%
9/30/15         3.96%               3.87%                0.09%

                                   [END CHART]

NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA CALIFORNIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming California state tax
rates of:                             9.30%       9.30%       9.30%       9.30%

and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           4.55%              6.97%       7.94%       8.20%       8.86%
5 Years            4.31%              6.60%       7.52%       7.76%       8.40%
1 Year             3.87%              5.93%       6.75%       6.97%       7.54%

To match the Fund Shares' closing 30-day SEC Yield of 2.21% on 9/30/15,

A FULLY TAXABLE INVESTMENT MUST PAY:  3.38%       3.86%       3.98%       4.30%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA CALIFORNIA         BARCLAYS MUNICIPAL      LIPPER CALIFORNIA MUNICIPAL
               BOND FUND SHARES            BOND INDEX                DEBT FUNDS INDEX
09/30/05         $ 10,000.00               $ 10,000.00              $ 10,000.00
10/31/05            9,934.95                  9,939.27                 9,938.84
11/30/05            9,979.33                  9,986.99                 9,979.40
12/31/05           10,078.55                 10,072.87                10,078.69
01/31/06           10,094.18                 10,100.05                10,105.84
02/28/06           10,194.27                 10,167.86                10,186.78
03/31/06           10,123.83                 10,097.74                10,124.97
04/30/06           10,094.00                 10,094.27                10,106.23
05/31/06           10,140.04                 10,139.23                10,162.44
06/30/06           10,096.70                 10,101.06                10,117.81
07/31/06           10,214.57                 10,221.21                10,240.24
08/31/06           10,381.71                 10,372.88                10,397.14
09/30/06           10,448.35                 10,445.03                10,463.77
10/31/06           10,530.48                 10,510.53                10,535.54
11/30/06           10,643.36                 10,598.14                10,626.54
12/31/06           10,595.26                 10,560.70                10,583.26
01/31/07           10,563.65                 10,533.66                10,565.04
02/28/07           10,707.32                 10,672.46                10,694.17
03/31/07           10,660.25                 10,646.15                10,662.31
04/30/07           10,697.50                 10,677.67                10,698.41
05/31/07           10,639.14                 10,630.39                10,649.48
06/30/07           10,572.14                 10,575.30                10,581.40
07/31/07           10,599.94                 10,657.28                10,637.58
08/31/07           10,437.41                 10,611.30                10,507.88
09/30/07           10,631.08                 10,768.32                10,662.86
10/31/07           10,671.23                 10,816.32                10,698.62
11/30/07           10,684.03                 10,885.29                10,709.12
12/31/07           10,650.87                 10,915.51                10,686.18
01/31/08           10,719.82                 11,053.15                10,782.77
02/29/08           10,061.63                 10,547.11                10,183.33
03/31/08           10,434.15                 10,848.56                10,484.58
04/30/08           10,658.18                 10,975.51                10,635.78
05/31/08           10,730.97                 11,041.87                10,711.29
06/30/08           10,567.39                 10,917.24                10,579.74
07/31/08           10,496.59                 10,958.74                10,561.93
08/31/08           10,632.32                 11,086.98                10,681.29
09/30/08           10,001.85                 10,567.06                10,100.39
10/31/08            9,632.95                 10,459.20                 9,761.47
11/30/08            9,506.63                 10,492.45                 9,634.07
12/31/08            9,316.02                 10,645.42                 9,531.68
01/31/09            9,857.08                 11,035.08                10,017.34
02/28/09            9,985.94                 11,093.05                10,118.33
03/31/09            9,921.88                 11,095.08                10,029.43
04/30/09           10,212.62                 11,316.73                10,303.52
05/31/09           10,449.87                 11,436.44                10,531.89
06/30/09           10,223.11                 11,329.31                10,354.19
07/31/09           10,346.83                 11,518.86                10,499.98
08/31/09           10,737.46                 11,715.78                10,815.06
09/30/09           11,481.88                 12,136.23                11,474.70
10/31/09           11,087.54                 11,881.47                11,148.19
11/30/09           10,976.39                 11,979.64                11,140.61
12/31/09           11,070.87                 12,020.13                11,216.20
01/31/10           11,089.39                 12,082.73                11,272.60
02/28/10           11,168.25                 12,199.85                11,397.39
03/31/10           11,224.79                 12,170.64                11,408.58
04/30/10           11,464.38                 12,318.55                11,598.75
05/31/10           11,563.58                 12,410.94                11,671.86
06/30/10           11,518.91                 12,418.31                11,645.36
07/31/10           11,680.63                 12,573.16                11,791.88
08/31/10           12,067.09                 12,861.03                12,125.79
09/30/10           12,076.98                 12,840.93                12,134.11
10/31/10           12,041.32                 12,805.36                12,122.04
11/30/10           11,554.37                 12,549.30                11,746.39
12/31/10           11,163.62                 12,306.11                11,449.20
01/31/11           10,868.86                 12,215.46                11,255.11
02/28/11           11,069.28                 12,409.93                11,456.33
03/31/11           11,011.48                 12,368.58                11,375.75
04/30/11           11,250.38                 12,590.08                11,597.48
05/31/11           11,593.27                 12,805.22                11,879.82
06/30/11           11,724.82                 12,849.90                11,971.90
07/31/11           11,916.94                 12,981.03                12,112.09
08/31/11           12,168.09                 13,203.11                12,306.26
09/30/11           12,482.85                 13,339.60                12,509.89
10/31/11           12,429.07                 13,290.01                12,462.82
11/30/11           12,487.83                 13,368.52                12,524.35
12/31/11           12,808.97                 13,622.84                12,799.94
01/31/12           13,293.21                 13,937.89                13,247.25
02/29/12           13,351.13                 13,951.62                13,297.58
03/31/12           13,275.20                 13,860.97                13,228.56
04/30/12           13,455.99                 14,020.88                13,412.40
05/31/12           13,626.13                 14,137.27                13,566.39
06/30/12           13,623.34                 14,122.09                13,555.91
07/31/12           13,855.53                 14,345.90                13,812.59
08/31/12           13,917.85                 14,362.24                13,847.41
09/30/12           14,009.35                 14,448.99                13,957.17
10/31/12           14,093.24                 14,489.76                14,031.82
11/30/12           14,371.26                 14,728.47                14,350.88
12/31/12           14,235.68                 14,546.44                14,134.92
01/31/13           14,344.70                 14,607.02                14,247.41
02/28/13           14,417.44                 14,651.26                14,301.69
03/31/13           14,399.73                 14,588.08                14,230.81
04/30/13           14,549.62                 14,747.99                14,419.15
05/31/13           14,453.46                 14,567.84                14,247.37
06/30/13           13,838.84                 14,155.34                13,675.31
07/31/13           13,612.53                 14,031.58                13,476.86
08/31/13           13,360.15                 13,831.33                13,229.92
09/30/13           13,775.74                 14,129.03                13,575.36
10/31/13           13,876.79                 14,240.65                13,697.45
11/30/13           13,861.06                 14,211.29                13,670.04
12/31/13           13,817.06                 14,175.00                13,645.96
01/31/14           14,250.13                 14,451.16                13,998.04
02/28/14           14,459.27                 14,620.61                14,213.44
03/31/14           14,548.44                 14,645.19                14,277.82
04/30/14           14,785.97                 14,821.15                14,478.74
05/31/14           15,010.39                 15,012.00                14,727.35
06/30/14           15,032.45                 15,025.01                14,732.93
07/31/14           15,054.21                 15,051.47                14,771.72
08/31/14           15,225.31                 15,233.79                14,988.08
09/30/14           15,301.29                 15,249.26                15,062.31
10/31/14           15,418.90                 15,353.80                15,187.39
11/30/14           15,453.97                 15,380.40                15,209.97
12/31/14           15,557.52                 15,457.90                15,323.20
01/31/15           15,757.47                 15,731.88                15,620.22
02/28/15           15,667.72                 15,569.66                15,461.72
03/31/15           15,732.07                 15,614.63                15,520.18
04/30/15           15,684.58                 15,532.65                15,421.57
05/31/15           15,665.01                 15,489.71                15,383.98
06/30/15           15,644.74                 15,475.68                15,337.00
07/31/15           15,736.52                 15,587.73                15,450.17
08/31/15           15,800.69                 15,618.39                15,500.56
09/30/15           15,907.61                 15,731.45                15,613.24

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA California Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper California Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper California Municipal Debt Funds category that limit their assets to those securities exempt from taxation in the state of California.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA CALIFORNIA BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                             USAA CALIFORNIA         LIPPER CALIFORNIA MUNICIPAL
                             BOND FUND SHARES             DEBT FUNDS AVERAGE
09/30/06                         4.29%                         3.85%
09/30/07                         4.44%                         3.90%
09/30/08                         5.08%                         4.38%
09/30/09                         4.72%                         4.16%
09/30/10                         4.61%                         4.17%
09/30/11                         4.64%                         4.24%
09/30/12                         4.02%                         3.78%
09/30/13                         4.16%                         3.73%
09/30/14                         3.92%                         3.54%
09/30/15                         3.81%                         3.42%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper California Municipal Debt Funds Average is an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA CALIFORNIA BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UXABX)

--------------------------------------------------------------------------------
                                       9/30/15                     3/31/15
--------------------------------------------------------------------------------
Net Assets                          $7.6 Million                 $7.9 Million
Net Asset Value Per Share              $11.17                       $11.26

LAST 12 MONTHS
Tax-Exempt Dividends Per Share         $0.396                       $0.400

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*        1 YEAR      5 YEARS       SINCE INCEPTION 8/01/10
        0.99%                3.69%       5.38%                 5.89%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 9/30/15             EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
              1.94%                                            0.83%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA CALIFORNIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.94% on 9/30/15, and assuming California state tax
rates of:                                   9.30%    9.30%     9.30%     9.30%

and assuming marginal federal tax
rates of:                                  28.00%   36.80%*   38.80%*   43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:        2.97%    3.38%     3.49%     3.77%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                    USAA CALIFORNIA         LIPPER CALIFORNIA
                       BOND FUND             MUNICIPAL DEBT       BARCLAYS MUNICIPAL
                    ADVISER SHARES            FUNDS INDEX             BOND INDEX
07/31/10              $10,000.00              $10,000.00              $10,000.00
08/31/10               10,327.02               10,283.17               10,228.95
09/30/10               10,342.20               10,290.23               10,212.97
10/31/10               10,308.42               10,280.00               10,184.68
11/30/10                9,878.64                9,961.43                9,981.03
12/31/10                9,551.35                9,709.40                9,787.61
01/31/11                9,296.62                9,544.79                9,715.50
02/28/11                9,465.58                9,715.44                9,870.17
03/31/11                9,412.89                9,647.11                9,837.28
04/30/11                9,614.75                9,835.14               10,013.45
05/31/11                9,895.21               10,074.58               10,184.57
06/30/11               10,005.14               10,152.67               10,220.10
07/31/11               10,166.77               10,271.55               10,324.40
08/31/11               10,378.91               10,436.22               10,501.03
09/30/11               10,655.90               10,608.91               10,609.58
10/31/11               10,608.40               10,568.99               10,570.14
11/30/11               10,646.51               10,621.17               10,632.58
12/31/11               10,929.25               10,854.88               10,834.86
01/31/12               11,340.94               11,234.21               11,085.43
02/29/12               11,377.94               11,276.90               11,096.35
03/31/12               11,309.99               11,218.36               11,024.25
04/30/12               11,472.97               11,374.27               11,151.44
05/31/12               11,616.02               11,504.86               11,244.01
06/30/12               11,600.98               11,495.97               11,231.93
07/31/12               11,796.92               11,713.65               11,409.94
08/31/12               11,847.72               11,743.18               11,422.94
09/30/12               11,923.87               11,836.25               11,491.93
10/31/12               11,993.17               11,899.56               11,524.36
11/30/12               12,227.90               12,170.14               11,714.22
12/31/12               12,110.44               11,987.00               11,569.44
01/31/13               12,200.13               12,082.39               11,617.62
02/28/13               12,259.65               12,128.43               11,652.81
03/31/13               12,242.45               12,068.31               11,602.56
04/30/13               12,367.64               12,228.03               11,729.74
05/31/13               12,283.42               12,082.36               11,586.46
06/30/13               11,758.34               11,597.23               11,258.38
07/31/13               11,563.45               11,428.93               11,159.95
08/31/13               11,346.35               11,219.52               11,000.68
09/30/13               11,696.97               11,512.47               11,237.45
10/31/13               11,780.42               11,616.01               11,326.23
11/30/13               11,764.63               11,592.76               11,302.88
12/31/13               11,724.90               11,572.34               11,274.02
01/31/14               12,090.44               11,870.92               11,493.66
02/28/14               12,265.86               12,053.58               11,628.43
03/31/14               12,339.39               12,108.18               11,647.98
04/30/14               12,538.43               12,278.57               11,787.93
05/31/14               12,726.15               12,489.40               11,939.72
06/30/14               12,742.24               12,494.14               11,950.07
07/31/14               12,757.86               12,527.03               11,971.12
08/31/14               12,900.16               12,710.51               12,116.12
09/30/14               12,961.86               12,773.46               12,128.43
10/31/14               13,046.90               12,879.54               12,211.57
11/30/14               13,085.37               12,898.68               12,232.73
12/31/14               13,170.14               12,994.71               12,294.37
01/31/15               13,336.63               13,246.60               12,512.28
02/28/15               13,258.43               13,112.18               12,383.26
03/31/15               13,309.37               13,161.75               12,419.02
04/30/15               13,266.59               13,078.13               12,353.82
05/31/15               13,247.47               13,046.25               12,319.66
06/30/15               13,227.24               13,006.42               12,308.51
07/31/15               13,301.82               13,102.38               12,397.63
08/31/15               13,353.04               13,145.12               12,422.01
09/30/15               13,440.51               13,240.67               12,511.93

                                   [END CHART]

                       Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA California Bond Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper California Municipal Debt Funds Index and the Barclays Municipal Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA CALIFORNIA BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]


                             USAA CALIFORNIA                   LIPPER CALIFORNIA
                                BOND FUND                       MUNICIPAL DEBT
                             ADVISER SHARES                      FUNDS AVERAGE
09/30/11                          4.34%                              4.24%
09/30/12                          3.82%                              3.78%
09/30/13                          3.92%                              3.73%
09/30/14                          3.68%                              3.54%
09/30/15                          3.55%                              3.42%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper California Municipal Debt Funds Average is an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Appropriated Debt ......................................................... 15.6%
Hospital .................................................................. 14.8%
Real Estate Tax/Fee ....................................................... 11.8%
General Obligation ........................................................ 10.8%
Special Assessment/Tax/Fee ................................................ 10.7%
Water/Sewer Utility .......................................................  9.7%
Electric/Gas Utilities ....................................................  6.1%
Airport/Port ..............................................................  4.0%
Toll Roads ................................................................  3.7%
Nursing/CCRC ..............................................................  3.3%

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

14  | USAA CALIFORNIA BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o

                            [PIE CHART OF PORTFOLIO]

AAA                                                                          9.1%
AA                                                                          53.6%
A                                                                           21.8%
BBB                                                                         12.4%
BELOW INVESTMENT-GRADE                                                       3.1%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-22

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)
--------------------------------------------------------------------------------

O   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

O   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD       Community College District
    ETM       Escrowed to final maturity
    PRE       Prerefunded to a date prior to maturity
    USD       Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

16  | USAA CALIFORNIA BOND FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp.,
              Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (93.1%)

              CALIFORNIA (91.5%)
$    1,500    Anaheim Public Financing Auth.                          5.00%              5/01/2046           $    1,681
     4,500    Antelope Valley Healthcare District (INS)               5.20               1/01/2027                4,512
     4,235    Association of Bay Area Governments (NBGA)              5.00               1/01/2033                4,862
    17,520    Association of Bay Area Governments (INS)               4.75               3/01/2036               17,577
     1,500    Association of Bay Area Governments                     5.00               7/01/2042                1,610
     6,100    Baldwin Park USD (INS)                                  5.00(a)            8/01/2031                2,841
     6,375    Baldwin Park USD (INS)                                  5.01(a)            8/01/2032                2,822
     3,085    Burbank USD, 4.30%, 8/01/2023                           4.30(b)            8/01/2033                2,311
     3,000    Burbank USD, 4.35%, 8/01/2023                           4.35(b)            8/01/2034                2,239
     5,265    Carlsbad USD (INS)                                      5.00              10/01/2034                5,832
     3,000    Central USD (INS)                                       5.50               8/01/2029                3,400
     5,000    Chula Vista                                             5.88               1/01/2034                5,729
     6,000    City and County of San Francisco
                Airport Commission                                    4.90               5/01/2029                6,786
    12,605    Coast CCD (INS)                                         5.48(a)            8/01/2034                4,645
     1,350    Corona-Norco USD                                        5.00               9/01/2032                1,497
     6,000    Educational Facilities Auth.                            5.38               4/01/2034                6,810
     1,500    Elk Grove Finance Auth. (INS)                           5.00               9/01/2038                1,671
    15,000    Foothill/Eastern Transportation
                Corridor Agency (INS)                                 4.21(a)            1/15/2034                6,987
     7,500    Foothill/Eastern Transportation
                Corridor Agency (INS)                                 4.25(a)            1/15/2035                3,348
    18,000    Golden State Tobacco Securitization (INS)               4.55               6/01/2022               19,458
    17,000    Golden State Tobacco Securitization                     5.00               6/01/2033               14,862
       810    Health Facilities Financing Auth. (NBGA)                5.50               1/01/2019                  813
     5,000    Health Facilities Financing Auth.                       5.00               7/01/2033                5,672
     2,000    Health Facilities Financing Auth. (PRE)                 6.50              10/01/2033                2,341
     6,000    Health Facilities Financing Auth.                       5.25               4/01/2039                6,096
     1,050    Health Facilities Financing Auth. (NBGA)                5.00               7/01/2039                1,179
     2,100    Health Facilities Financing Auth.                       5.00              11/15/2039                2,319
     7,805    Health Facilities Financing Auth. (NBGA)                5.00               6/01/2042                8,687
     2,300    Health Facilities Financing Auth. (NBGA)                5.00               7/01/2044                2,574
     9,310    Indio Redevelopment Agency                              5.25               8/15/2031                9,960
       680    Infrastructure and Economic Dev. Bank                   5.63               7/01/2020                  683
     1,250    Infrastructure and Economic Dev. Bank                   5.75               7/01/2030                1,255
     6,000    Inland Empire Tobacco Securitization Auth.              5.75               6/01/2026                5,971
     1,000    Jurupa Public Financing Auth.                           5.00               9/01/2042                1,093
     3,875    Long Beach Bond Finance Auth.                           5.00              11/15/2035                4,413

================================================================================

18  | USAA CALIFORNIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$    2,000    Los Angeles County Public Works Financing Auth.         5.00%             12/01/2044           $    2,239
     9,615    Los Angeles Municipal Improvement Corp. (INS)           4.75               8/01/2032                9,646
     1,000    Los Banos Redevelopment Agency (INS) (PRE)              5.00               9/01/2036                1,043
    10,000    Madera Redevelopment Agency                             5.38               9/01/2038               10,351
     7,070    Marina Coast Water District (INS) (PRE)                 5.00               6/01/2037                7,298
     6,000    Modesto Irrigation District                             5.75              10/01/2034                6,783
     7,500    Monterey Peninsula CCD (INS)                            5.11(a)            8/01/2029                3,907
     2,000    Mountain View Shoreline Regional Park Community         5.63               8/01/2035                2,354
     1,000    Municipal Finance Auth.                                 5.00               6/01/2050                1,074
     1,500    Norco Redevelopment Agency                              5.88               3/01/2032                1,748
     1,250    Norco Redevelopment Agency                              6.00               3/01/2036                1,465
     5,000    Norwalk Redevelopment Agency (INS)                      5.00              10/01/2030                5,016
     3,500    Norwalk Redevelopment Agency (INS)                      5.00              10/01/2035                3,511
     7,500    Norwalk-La Mirada USD (INS)                             5.00(a)            8/01/2030                4,325
     6,205    Oakdale Irrigation District                             5.50               8/01/2034                7,006
     5,500    Palomar Pomerado Health (INS)                           4.89(a)            8/01/2026                3,774
    12,230    Palomar Pomerado Health (INS)                           6.05(a)            8/01/2031                6,416
     4,000    Pollution Control Financing Auth.(c)                    5.25               8/01/2040                4,250
    10,000    Pollution Control Financing Auth.                       5.00              11/21/2045               10,294
     1,500    Pomona USD (INS)                                        5.00               8/01/2039                1,698
     2,400    Public Works Board                                      5.25               6/01/2024                2,410
     2,500    Public Works Board                                      5.25               6/01/2025                2,510
     7,900    Public Works Board                                      5.25               6/01/2030                7,933
     5,705    Public Works Board                                      5.00               4/01/2031                5,798
     5,470    Public Works Board                                      5.00               4/01/2031                5,559
     6,875    Public Works Board                                      5.00               4/01/2031                6,987
    10,000    Riverside County Public Financing Auth. (INS)           4.75              10/01/2035               10,101
     2,000    Riverside County Transportation Comission               5.25               6/01/2039                2,321
     7,115    Roseville Finance Auth.                                 5.00               2/01/2037                7,854
     2,000    Sacramento Area Flood Control Agency (INS)              5.00              10/01/2044                2,235
     7,030    Sacramento City Financing Auth. (INS) (ETM)             5.00              12/01/2036                7,321
    10,990    Sacramento Municipal Utility District
                Financing Auth. (INS) (PRE)                           4.75               7/01/2025               11,371
     1,020    Sacramento USD (INS)                                    5.00               7/01/2038                1,133
    12,805    San Bernardino County Redevelopment Agency (INS)        5.00               9/01/2030               12,846
    11,340    San Bernardino County Redevelopment Agency (INS)        5.00               9/01/2035               11,375
     1,110    San Diego County                                        5.00               9/01/2023                1,134
     2,000    San Diego County Regional Airport Auth.                 5.00               7/01/2040                2,233
     2,500    San Diego Public Facilities Financing Auth.             5.00              10/15/2044                2,753
     1,000    San Diego Public Financing Auth.                        5.25               5/15/2029                1,167
     3,500    San Francisco City and County Airport                   5.25               5/01/2026                3,880
     4,360    San Francisco City and County Redevelopment
                Financing Auth. (INS)                                 4.88               8/01/2036                4,484

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$10,000       San Jose Financing Auth.                                5.00%              6/01/2039           $   11,266
  3,000       San Jose Redevelopment Agency (INS)                     4.45               8/01/2032                3,065
  1,500       San Luis & Delta-Mendota (INS)                          5.00               3/01/2038                1,667
  3,000       San Marcos USD Financing Auth. (INS)                    5.00               8/15/2035                3,376
  5,000       San Ramon Successor Redevelopment Agency (INS)          5.00               2/01/2038                5,576
  3,500       Santa Barbara Financing Auth.                           5.00               7/01/2029                3,921
  9,000       Santa Barbara Financing Auth.                           5.00               7/01/2039                9,968
  2,000       Santa Clara                                             5.25               7/01/2032                2,236
  6,000       Santa Cruz County Successor Redevelopment
                Agency (INS)                                          5.00               9/01/2035                6,829
  1,750       Sierra View Local Health Care District (PRE)            5.25               7/01/2037                1,894
  9,645       Solano CCD (INS) (PRE)                                  4.96(a)            8/01/2028                5,345
  9,735       Solano CCD (INS) (PRE)                                  5.00(a)            8/01/2030                4,864
 10,000       South Orange County Public Financing Auth. (INS)        5.00               8/15/2032               10,030
  4,000       State                                                   5.25               2/01/2030                4,694
  6,000       State                                                   4.50               8/01/2030                6,270
  5,000       State                                                   5.75               4/01/2031                5,791
  6,750       State (NBGA)                                            4.50              12/01/2037                6,777
  3,000       State                                                   5.00               2/01/2043                3,361
  2,225       Statewide Communities Dev. Auth. (INS)                  4.50               2/01/2027                2,267
 11,795       Statewide Communities Dev. Auth. (NBGA)                 5.00              12/01/2027               12,744
  5,115       Statewide Communities Dev. Auth.                        5.00               5/15/2031                5,229
  4,225       Statewide Communities Dev. Auth.                        5.50               7/01/2031                4,522
 17,500       Statewide Communities Dev. Auth.                        5.25               8/01/2031               18,108
  3,370       Statewide Communities Dev. Auth.                        5.00               5/15/2032                3,444
  4,000       Statewide Communities Dev. Auth. (INS)                  4.60               2/01/2037                4,050
 13,000       Statewide Communities Dev. Auth. (NBGA)                 5.00              12/01/2037               13,915
  9,000       Statewide Communities Dev. Auth.                        5.00               5/15/2038                9,193
  3,500       Statewide Communities Dev. Auth. (NBGA)                 5.75               8/15/2038                3,849
  2,500       Statewide Communities Dev. Auth.                        5.00              11/15/2038                2,660
  1,500       Statewide Communities Dev. Auth.                        5.00               5/15/2042                1,607
    500       Statewide Communities Dev. Auth.                        5.00              11/01/2043                  556
  2,400       Statewide Communities Dev. Auth. (NBGA)                 5.00               8/01/2044                2,713
  1,500       Statewide Communities Dev. Auth.                        5.00               5/15/2047                1,596
  1,575       Temecula Valley USD (INS)                               5.00               9/01/2040                1,734
  7,190       Tuolumne Wind Project Auth.                             5.63               1/01/2029                8,157
  4,000       Val Verde USD (INS)                                     5.00               3/01/2029                4,423
  1,105       Val Verde USD (INS)                                     5.00               8/01/2034                1,258
  1,530       Val Verde USD (INS)                                     5.00               8/01/2035                1,739
  1,500       Val Verde USD (INS)                                     5.13               3/01/2036                1,647
  4,000       Val Verde USD (INS)                                     5.00               8/01/2044                4,495
  6,267       Vallejo Sanitation and Flood Control District (INS)     5.00               7/01/2019                6,626
  7,000       Vista (INS) (PRE)                                       5.00               5/01/2037                7,502

================================================================================

20  | USAA CALIFORNIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON                 FINAL                 VALUE
(000)         SECURITY                                                RATE                MATURITY                (000)
-----------------------------------------------------------------------------------------------------------------------
$    7,085    Washington Township Health Care District                5.13%              7/01/2023           $    7,107
     1,250    Washington Township Health Care District                6.00               7/01/2029                1,412
     6,080    Washington Township Health Care District                5.00               7/01/2037                6,275
     4,585    West Kern Water District                                5.00               6/01/2028                5,198
                                                                                                             ----------
                                                                                                                623,095
                                                                                                             ----------
              GUAM (0.8%)
     1,000    Power Auth.                                             5.00              10/01/2034                1,076
     4,000    Waterworks Auth.                                        5.50               7/01/2043                4,490
                                                                                                             ----------
                                                                                                                  5,566
                                                                                                             ----------
              U.S. VIRGIN ISLANDS (0.8%)
     2,010    Public Finance Auth.                                    4.00              10/01/2022                2,122
     1,500    Public Finance Auth.                                    5.00              10/01/2027                1,676
     1,500    Public Finance Auth.                                    5.00              10/01/2032                1,605
                                                                                                             ----------
                                                                                                                  5,403
                                                                                                             ----------
              Total Fixed-Rate Instruments (cost: $601,757)                                                     634,064
                                                                                                             ----------

              PUT BONDS (3.7%)

              CALIFORNIA (3.7%)
    15,000    Bay Area Toll Auth.                                     1.27(d)            4/01/2036               14,902
    10,000    Twin Rivers USD (INS)                                   3.20               6/01/2041               10,012
                                                                                                             ----------
                                                                                                                 24,914
                                                                                                             ----------
              Total Put Bonds (cost: $25,000)                                                                    24,914
                                                                                                             ----------

              VARIABLE-RATE DEMAND NOTES (2.2%)

              CALIFORNIA (1.7%)
    12,095    Victorville Joint Powers Financing Auth.
                 (LOC - BNP Paribas)                                    0.87               5/01/2040             12,095
                                                                                                             ----------
              PUERTO RICO (0.5%)
     3,300    Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.)(c)                           0.50               8/01/2054              3,300
                                                                                                             ----------
              Total Variable-Rate Demand Notes (cost: $15,395)                                                   15,395
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $642,152)                                                             $  674,373
                                                                                                             ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                          VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)               (LEVEL 2)            (LEVEL 3)
                                       QUOTED PRICES       OTHER SIGNIFICANT          SIGNIFICANT
                                   IN ACTIVE MARKETS              OBSERVABLE         UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                  INPUTS               INPUTS               TOTAL
---------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-                $634,064                   $-            $634,064
Put Bonds                                          -                  24,914                    -              24,914
Variable-Rate Demand Notes                         -                  15,395                    -              15,395
---------------------------------------------------------------------------------------------------------------------
Total                                             $-                $674,373                   $-            $674,373
---------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA CALIFORNIA BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2015.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $642,152)        $674,373
   Cash                                                                       74
   Receivables:
       Capital shares sold                                                    79
       Interest                                                            7,801
                                                                        --------
           Total assets                                                  682,327
                                                                        --------
LIABILITIES
   Payables:
       Capital shares redeemed                                               628
       Dividends on capital shares                                           530
   Accrued management fees                                                   202
   Accrued transfer agent's fees                                               3
   Other accrued expenses and payables                                        36
                                                                        --------
           Total liabilities                                               1,399
                                                                        --------
              Net assets applicable to capital shares outstanding       $680,928
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $655,652
  Undistributed net investment income                                          1
  Accumulated net realized loss on investments                            (6,946)
  Net unrealized appreciation of investments                              32,221
                                                                        --------
              Net assets applicable to capital shares outstanding       $680,928
                                                                        ========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $673,290/60,242 shares outstanding)   $  11.18
                                                                        ========
       Adviser Shares (net assets of $7,638/684 shares outstanding)     $  11.17
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $14,941
                                                                         -------
EXPENSES
   Management fees                                                         1,217
   Administration and servicing fees:
       Fund Shares                                                           503
       Adviser Shares                                                          6
   Transfer agent's fees:
       Fund Shares                                                            77
       Adviser Shares                                                          1
   Distribution and service fees (Note 6D):
       Adviser Shares                                                         10
   Custody and accounting fees:
       Fund Shares                                                            53
       Adviser Shares                                                          1
   Postage:
       Fund Shares                                                             5
   Shareholder reporting fees:
       Fund Shares                                                             7
   Trustees' fees                                                             13
   Professional fees                                                          46
   Other                                                                       8
                                                                         -------
           Total expenses                                                  1,947
                                                                         -------
NET INVESTMENT INCOME                                                     12,994
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                          30
   Change in net unrealized appreciation/(depreciation)                   (5,577)
                                                                         -------
           Net realized and unrealized loss                               (5,547)
                                                                         -------
   Increase in net assets resulting from operations                      $ 7,447
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

------------------------------------------------------------------------------------------------

                                                                  9/30/2015            3/31/2015
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $ 12,994             $ 25,637
   Net realized gain (loss) on investments                               30               (1,193)
   Change in net unrealized appreciation/(depreciation) of
       investments                                                   (5,577)              27,262
                                                                   -----------------------------
       Increase in net assets resulting from operations               7,447               51,706
                                                                   -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (12,837)             (25,362)
       Adviser Shares                                                  (137)                (258)
                                                                   -----------------------------
           Distributions to shareholders                            (12,974)             (25,620)
                                                                   -----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        3,057               18,686
   Adviser Shares                                                      (244)               2,080
                                                                   -----------------------------
       Total net increase in net assets
           from capital share transactions                            2,813               20,766
                                                                   -----------------------------
   Net increase (decrease) in net assets                             (2,714)              46,852

NET ASSETS
   Beginning of period                                              683,642              636,790
                                                                   -----------------------------
   End of period                                                   $680,928             $683,642
                                                                   =============================
Undistributed (overdistribution of) net investment income:
   End of period                                                   $      1             $    (19)
                                                                   =============================

See accompanying notes to financial statements.

================================================================================

26  | USAA CALIFORNIA BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes.

The Fund consists of two classes of shares: California Bond Fund Shares (Fund Shares) and California Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

28  | USAA CALIFORNIA BOND FUND

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and put bonds, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

30  | USAA CALIFORNIA BOND FUND

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares did not charge any redemption fees.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had long-term capital loss carryforwards of $6,962,000, for federal income tax purposes. It is unlikely that the board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding

================================================================================

32  | USAA CALIFORNIA BOND FUND

================================================================================

fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $18,777,000 and $22,839,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $34,562,000 and $2,341,000, respectively, resulting in net unrealized appreciation of $32,221,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH PERIOD ENDED                 YEAR ENDED
                                         SEPTEMBER 30, 2015                 MARCH 31, 2015
-------------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT           SHARES            AMOUNT
                                      -----------------------------------------------------------
FUND SHARES:
Shares sold                            2,447         $ 27,293            5,967           $ 66,554
Shares issued from
  reinvested dividends                   877            9,778            1,700             19,000
Shares redeemed                       (3,050)         (34,014)          (5,999)           (66,868)
                                      -----------------------------------------------------------
Net increase from capital
  share transactions                     274         $  3,057            1,668           $ 18,686
                                      ===========================================================
ADVISER SHARES:
Shares sold                               24         $    270              225           $  2,497
Shares issued from
  reinvested dividends                     3               37                5                 54
Shares redeemed                          (49)            (551)             (42)*             (471)*
                                      -----------------------------------------------------------
Net increase (decrease) from
  capital share transactions             (22)        $   (244)             188           $  2,080
                                      ===========================================================

*Net of redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond Fund and USAA California Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2015, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    --------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

34  | USAA CALIFORNIA BOND FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $1,217,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $148,000 and $1,000, respectively. For both the Fund Shares and Adviser Shares, the performance adjustment was 0.04%.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $503,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $8,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $77,000 and $1,000, respectively.

D. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 479,000 Adviser Shares, which represents 70.0% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

36  | USAA CALIFORNIA BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                              -------------------------------------------------------------------------------
                                  2015         2015           2014           2013          2012          2011
                              -------------------------------------------------------------------------------
Net asset value at
 beginning of period          $  11.27     $  10.83       $  11.17       $  10.71      $   9.31      $   9.97
                              -------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .21          .43            .44            .44           .46           .48
 Net realized and
  unrealized gain (loss)          (.09)         .44           (.34)           .46          1.41          (.65)
                              -------------------------------------------------------------------------------
Total from investment
 operations                        .12          .87            .10            .90          1.87          (.17)
                              -------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.21)        (.43)          (.44)          (.44)         (.46)         (.48)
 Realized capital gains              -            -              -              -          (.01)         (.01)
                              -------------------------------------------------------------------------------
Total distributions               (.21)        (.43)          (.44)          (.44)         (.47)         (.49)
                              -------------------------------------------------------------------------------
Net asset value at end
 of period                    $  11.18     $  11.27       $  10.83       $  11.17      $  10.71      $   9.31
                              ===============================================================================
Total return (%)*                 1.12         8.14           1.03           8.48         20.54         (1.90)
Net assets at end
 of period (000)              $673,290     $675,694       $631,184       $689,365      $643,449      $562,223
Ratios to average
 net assets:**
 Expenses (%)(b)                   .57(a)       .57            .58            .56           .53           .49
                                  3.84(a)
 Net investment income (%)                     3.85           4.12           3.95          4.57          4.80
Portfolio turnover (%)               3            4              8              4             4             6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $670,413,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                          PERIOD ENDED
                               SEPTEMBER 30,                YEAR ENDED MARCH 31,                       MARCH 31,
                               ----------------------------------------------------------------------------------
                                  2015         2015           2014           2013          2012          2011***
                               ----------------------------------------------------------------------------------
Net asset value at
 beginning of period            $11.26       $10.82         $11.16         $10.70        $ 9.31        $10.20
                                -----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .20          .40            .41            .41           .44           .29
 Net realized and
  unrealized gain (loss)          (.09)         .44           (.34)           .46          1.40          (.88)
                                -----------------------------------------------------------------------------
Total from investment
 operations                        .11          .84            .07            .87          1.84          (.59)
                                -----------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.20)        (.40)          (.41)          (.41)         (.44)         (.29)
 Realized capital gains              -            -              -              -          (.01)         (.01)
                                -----------------------------------------------------------------------------
Total distributions               (.20)        (.40)          (.41)          (.41)         (.45)         (.30)
                                -----------------------------------------------------------------------------
Net asset value at end
 of period                      $11.17       $11.26         $10.82         $11.16        $10.70        $ 9.31
                                =============================================================================
Total return (%)*                  .99         7.86            .79           8.26         20.14         (5.87)
Net assets at end
 of period (000)                $7,638       $7,948         $5,606         $6,149        $8,689        $4,458
Ratios to average
 net assets:**
 Expenses (%)(b)                   .82(a)       .83(c)         .82            .77           .77           .86(a)
 Expenses excluding
  reimbursements (%)(b)            .82(a)       .83            .82            .77           .77           .86(a)
 Net investment income (%)        3.58(a)      3.58           3.88           3.73          4.20          4.50(a)
Portfolio turnover (%)               3            4              8              4             4             6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $7,674,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average net assets.

================================================================================

38  | USAA CALIFORNIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                 BEGINNING           ENDING           DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2015 -
                               APRIL 1, 2015   SEPTEMBER 30, 2015   SEPTEMBER 30, 2015
                               -------------------------------------------------------
FUND SHARES
Actual                           $1,000.00         $1,011.20              $2.87

Hypothetical
 (5% return before expenses)      1,000.00          1,022.15               2.88

ADVISER SHARES
Actual                            1,000.00          1,009.90               4.12

Hypothetical
 (5% return before expenses)      1,000.00          1,020.90               4.14

*Expenses are equal to the annualized expense ratio of 0.57% for Fund Shares and 0.82% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.12% for Fund Shares and 0.99% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

40  | USAA CALIFORNIA BOND FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses, as compared to comparable investment companies and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well

================================================================================

42  | USAA CALIFORNIA BOND FUND

================================================================================

as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

various services provided to the Fund by the Manager and its affiliates. The Board also took into account the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2014, was in the top 20% of its performance universe for the three-year period ended December 31, 2014, and was in the top 15% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

44  | USAA CALIFORNIA BOND FUND

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39600-1115                                (C)2015, USAA. All rights reserved.

 [LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA CALIFORNIA MONEY MARKET FUND
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        13

    Financial Statements                                                     14

    Notes to Financial Statements                                            17

EXPENSE EXAMPLE                                                              25

ADVISORY AGREEMENT(S)                                                        27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211729-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE CALIFORNIA MONEY MARKET FUND (THE FUND) PROVIDES CALIFORNIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AND HAS A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Despite the expectations of some market participants, the Federal Reserve (the Fed) did not raise short-term interest rates during the reporting period. Instead, Fed officials continued to hold the federal funds target rate between 0% and 0.25% and reiterated that any future interest rate increase would be data dependent. Near the end of the reporting period, Fed Chair Janet Yellen noted that an interest rate hike could potentially come later in 2015 based on the Fed's inflation expectations and other factors.

    As a result of the Fed's ongoing commitment to maintaining low interest rates, yields on tax-exempt money market funds stayed at or near zero throughout the reporting period. Accordingly, money market funds provided very low absolute yields, though investors continued to rely on them for the safety and liquidity they offer.

    The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), remained in a narrow range, starting the reporting period at 0.02%, rising to a high of 0.11% on April 29, 2015, amidst tax season-related redemptions, and ending the reporting period by revisiting its all-time low of 0.02%.

    The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee.

================================================================================

2  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

o HOW DID THE USAA CALIFORNIA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended September 30, 2015, the Fund had a total return of 0.01%*, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

    California's fiscal situation continued to improve during the reporting period. The state controller announced in July 2015 that for the state's fiscal year ending June 30, 2015, total revenues for the General Fund, which is the source of most state spending, were $6.8 billion more than anticipated when the 2014-2015 budget was enacted. Furthermore, for the second fiscal year in a row, the General Fund ended with a positive cash balance. In addition, state revenues are benefiting from a tax initiative approved by voters in November 2012. The new taxes are expected to continue generating billions of dollars in additional revenue annually, reducing the chance of a large budget gap in the near future. Importantly, state legislators committed to spending cuts in recent years that also are contributing to the turnaround in California's finances. Recognizing California's fiscal progress, Standard & Poor's Ratings Services upgraded the state's general obligation bonds during the reporting period. On September 30, 2015, the state's general obligation bonds were rated Aa3 by Moody's Investors Service, Inc., AA- by Standard & Poor's Ratings Services, and A+ by Fitch Ratings Inc.

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    *Represents actual total return of 0.005%.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    During the reporting period, we focused the majority of the Fund's investments on VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days or less notice. Moreover, they offer the Fund a certain degree of safety; many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    Also during the reporting period, we sought to enhance the Fund's yield by investing in securities with longer maturities. However, because interest rates remained near historic lows, these holdings did not significantly increase the Fund's yield. We relied on our in-house team of analysts to help us identify attractive opportunities for the Fund. Our analysts continuously analyze and monitor the Fund's portfolio's holdings.

    We appreciate the opportunity to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax. o VRDNs are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

4  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND (THE FUND) (Ticker Symbol: UCAXX)

--------------------------------------------------------------------------------
                                         9/30/15                     3/31/15
--------------------------------------------------------------------------------
Net Assets                            $304.1 Million             $320.2 Million
Net Asset Value Per Share                 $1.00                      $1.00

Dollar-Weighted Average
Portfolio Maturity(+)                    12 Days                    11 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
   3/31/15-9/30/15*           1 YEAR           5 YEARS           10 YEARS

      0.01%***                0.02%             0.02%              0.96%


--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/15
--------------------------------------------------------------------------------

   UNSUBSIDIZED          -0.52%             SUBSIDIZED             0.01%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 3/31/15**
--------------------------------------------------------------------------------

                                      0.60%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

***Represents actual total return of 0.005%.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  USAA CALIFORNIA                      iMoneyNet
                                 MONEY MARKET FUND                      AVERAGE
 9/29/2014                             0.01%                            0.01%
10/27/2014                             0.01%                            0.01%
11/24/2014                             0.01%                            0.01%
12/29/2014                             0.01%                            0.01%
 1/26/2015                             0.01%                            0.01%
 2/23/2015                             0.01%                            0.01%
 3/30/2015                             0.01%                            0.01%
 4/27/2015                             0.01%                            0.01%
 5/26/2015                             0.01%                            0.01%
 6/29/2015                             0.01%                            0.01%
 7/27/2015                             0.01%                            0.01%
 8/31/2015                             0.01%                            0.01%
 9/28/2015                             0.01%                            0.01%

                                   [END CHART]

       Data represents the last Monday of each month. Ending date 9/28/15.

The graph tracks the USAA California Money Market Fund's seven-day yield against an average of money market fund yields of all state-specific and retail state tax-free and municipal money funds calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Hospital ................................................................. 21.8%
General Obligation ....................................................... 14.5%
Appropriated Debt ........................................................ 10.9%
Education ................................................................ 10.8%
Real Estate Tax/Fee ......................................................  9.2%
Toll Roads ...............................................................  8.2%
Special Assessment/Tax/Fee ...............................................  6.5%
Water/Sewer Utility ......................................................  5.8%
Real Estate Development ..................................................  3.3%
Nursing/CCRC .............................................................  3.3%

                           o PORTFOLIO MIX - 9/30/15 o

                            [CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 89.4%
FIXED-RATE INSTRUMENTS                                                      7.8%
ADJUSTABLE-RATE NOTES                                                       2.6%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-12.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o CUMULATIVE PERFORMANCE o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                USAA CALIFORNIA
                                                               MONEY MARKET FUND
09/30/05                                                          $10,000.00
10/31/05                                                           10,017.33
11/30/05                                                           10,037.16
12/31/05                                                           10,060.98
01/31/06                                                           10,081.11
02/28/06                                                           10,101.56
03/31/06                                                           10,125.59
04/30/06                                                           10,148.34
05/31/06                                                           10,174.41
06/30/06                                                           10,202.66
07/31/06                                                           10,227.59
08/31/06                                                           10,253.81
09/30/06                                                           10,280.28
10/31/06                                                           10,305.53
11/30/06                                                           10,331.50
12/31/06                                                           10,360.56
01/31/07                                                           10,385.71
02/28/07                                                           10,410.67
03/31/07                                                           10,438.94
04/30/07                                                           10,466.02
05/31/07                                                           10,495.99
06/30/07                                                           10,524.73
07/31/07                                                           10,552.02
08/31/07                                                           10,583.93
09/30/07                                                           10,610.23
10/31/07                                                           10,638.13
11/30/07                                                           10,666.47
12/31/07                                                           10,693.79
01/31/08                                                           10,717.36
02/29/08                                                           10,737.74
03/31/08                                                           10,762.02
04/30/08                                                           10,781.44
05/31/08                                                           10,802.16
06/30/08                                                           10,816.80
07/31/08                                                           10,831.44
08/31/08                                                           10,848.64
09/30/08                                                           10,877.52
10/31/08                                                           10,910.45
11/30/08                                                           10,924.51
12/31/08                                                           10,938.62
01/31/09                                                           10,947.16
02/28/09                                                           10,953.96
03/31/09                                                           10,961.11
04/30/09                                                           10,967.53
05/31/09                                                           10,973.97
06/30/09                                                           10,977.76
07/31/09                                                           10,979.55
08/31/09                                                           10,981.22
09/30/09                                                           10,982.28
10/31/09                                                           10,983.24
11/30/09                                                           10,983.65
12/31/09                                                           10,986.98
01/31/10                                                           10,987.06
02/28/10                                                           10,987.15
03/31/10                                                           10,987.24
04/30/10                                                           10,987.34
05/31/10                                                           10,987.53
06/30/10                                                           10,987.62
07/31/10                                                           10,987.71
08/31/10                                                           10,987.80
09/30/10                                                           10,987.89
10/31/10                                                           10,987.99
11/30/10                                                           10,988.08
12/31/10                                                           10,988.94
01/31/11                                                           10,989.03
02/28/11                                                           10,989.11
03/31/11                                                           10,989.21
04/30/11                                                           10,989.30
05/31/11                                                           10,989.39
06/30/11                                                           10,989.48
07/31/11                                                           10,989.57
08/31/11                                                           10,989.66
09/30/11                                                           10,989.76
10/31/11                                                           10,989.85
11/30/11                                                           10,989.94
12/31/11                                                           10,990.47
01/31/12                                                           10,991.96
02/29/12                                                           10,992.04
03/31/12                                                           10,992.14
04/30/12                                                           10,992.23
05/31/12                                                           10,992.32
06/30/12                                                           10,992.41
07/31/12                                                           10,992.50
08/31/12                                                           10,992.60
09/30/12                                                           10,992.69
10/31/12                                                           10,992.78
11/30/12                                                           10,992.87
12/31/12                                                           10,993.29
01/31/13                                                           10,993.38
02/28/13                                                           10,993.47
03/31/13                                                           10,993.56
04/30/13                                                           10,993.65
05/31/13                                                           10,993.75
06/30/13                                                           10,993.84
07/31/13                                                           10,993.93
08/31/13                                                           10,994.02
09/30/13                                                           10,994.11
10/31/13                                                           10,994.21
11/30/13                                                           10,994.30
12/31/13                                                           10,995.27
01/31/14                                                           10,995.36
02/28/14                                                           10,995.45
03/31/14                                                           10,995.54
04/30/14                                                           10,995.63
05/31/14                                                           10,995.72
06/30/14                                                           10,995.81
07/31/14                                                           10,995.91
08/31/14                                                           10,996.00
09/30/14                                                           10,996.09
10/31/14                                                           10,996.18
11/30/14                                                           10,996.27
12/31/14                                                           10,997.16
01/31/15                                                           10,997.25
02/28/15                                                           10,997.33
03/31/15                                                           10,997.43
04/30/15                                                           10,997.52
05/31/15                                                           10,997.61
06/30/15                                                           10,997.70
07/31/15                                                           10,997.79
08/31/15                                                           10,997.89
09/30/15                                                           10,997.98

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

8  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    ADJUSTABLE-RATE NOTES - Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG      Association of Bay Area Governments
    IDA       Industrial Development Authority/Agency
    SPEAR     Short Puttable Exempt Adjustable Receipts
    USD       Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

    high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G., JPMorgan Chase Bank, N.A., Rabobank Nederland N.V., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

10  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON          FINAL            VALUE
(000)         SECURITY                                                 RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (89.4%)

              CALIFORNIA (89.4%)
$ 9,310       ABAG Finance Auth. for Nonprofit Corps.
                (LOC - KBC Bank N.V.)                                  0.29%         5/15/2035       $ 9,310
  3,700       Alameda County IDA (LOC - Bank of the West)              0.04         12/01/2040         3,700
  2,900       Alameda County IDA (LOC - Comerica Bank, N.A.)           0.06         12/01/2040         2,900
    509       Anaheim Housing Auth. (LOC - Union Bank
                of California, N.A.)                                   1.95         12/01/2015           509
 10,000       Anaheim Public Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                          0.22          9/01/2030        10,000
 25,000       Bay Area Toll Auth. (LOC - Bank of
                Tokyo-Mitsubishi UFJ, Ltd.)                            0.01          4/01/2045        25,000
    508       Culver City Redevelopment Agency (LOC - Union
                Bank of California, N.A.)                              1.95         12/01/2015           508
 10,000       Enterprise Dev. Auth. (LOC - Federal Home
                Loan Bank of San Francisco)(a)                         0.02         12/01/2042        10,000
 16,300       Health Facilities Financing Auth. (LOC - Union
                Bank of California, N.A.)                              0.01         10/01/2031        16,300
 14,700       Health Facilities Financing Auth. (LOC - Mizuho
                Corporate Bank Ltd.)                                   0.01          7/01/2033        14,700
  1,795       Hesperia Public Financing Auth. (LOC - Bank
                of the West)                                           0.08         10/01/2023         1,795
  4,765       Infrastructure and Economic Dev. Bank
                (LOC - Federal Home Loan Bank of San Francisco)(a)     0.02         12/01/2040         4,765
  7,905       Irvine (LOC - Sumitomo Mitsui Banking Corp.)             0.01          9/02/2032         7,905
 11,957       Irvine (LOC - Sumitomo Mitsui Banking Corp.)             0.01          9/02/2050        11,957
  9,900       Irvine Assessment District (LOC - Sumitomo Mitsui
                Banking Corp.)                                         0.01          9/02/2025         9,900
  5,490       Loma Linda (LOC - Union Bank of California, N.A.)        0.05          6/01/2025         5,490
  7,100       Long Beach Health Facility                               0.01         10/01/2016         7,100
  6,085       Los Angeles (LOC - U.S. Bank, N.A.)                      0.02          8/01/2035         6,085
  3,900       Manteca USD (LIQ) (LOC - Deutsche Bank A.G.)(a)          0.12          8/01/2035         3,900
  1,225       Novato (LOC - Bank of the West)                          0.05         10/01/2032         1,225
 25,770       Pasadena (LOC - Bank of America, N.A.)                   0.02          2/01/2035        25,770
  3,400       Pollution Control Financing Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                      0.01         11/01/2026         3,400
  2,280       Pollution Control Financing Auth.
                (LOC - Comerica Bank, N.A.)                            0.06         12/01/2030         2,280
  6,320       Rancho Water District (LOC - Wells Fargo
                Bank, N.A.)                                            0.01          9/01/2028         6,320

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON          FINAL            VALUE
(000)         SECURITY                                                 RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------
$ 7,395       Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                          0.25%        12/01/2033      $  7,395
  6,250       San Diego County (LOC - Comerica Bank, N.A.)             0.03          1/01/2023         6,250
  3,200       San Diego County (LOC - Wells Fargo Bank, N.A.)          0.06          9/01/2030         3,200
 10,338       SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)                0.27          8/01/2031        10,338
  8,122       SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)                0.27          8/01/2041         8,122
 11,270       State (LIQ) (LOC - Rabobank Nederland N.V.)(a)           0.13          8/01/2032        11,270
  2,500       State (LOC - U.S. Bank, N.A.)                            0.01          5/01/2033         2,500
  6,050       Statewide Communities Dev. Auth. (LIQ)(a)                0.22         10/01/2020         6,050
  3,450       Statewide Communities Dev. Auth.
                (LOC - Comerica Bank, N.A.)                            0.03         12/01/2024         3,450
  6,600       Statewide Communities Dev. Auth.                         0.01         11/01/2030         6,600
 12,165       Statewide Communities Dev. Auth. (LIQ)
                (LOC - Wells Fargo & Co.)(a)                           0.05         10/01/2036        12,165
  4,000       Statewide Communities Dev. Auth.                         0.01          4/01/2038         4,000
                                                                                                    --------
                                                                                                     272,159
                                                                                                    --------
              Total Variable-Rate Demand Notes (cost: $272,159)                                      272,159
                                                                                                    --------

              FIXED-RATE INSTRUMENTS (7.8%)

              CALIFORNIA (7.8%)
 12,000       San Diego County Water Auth.                             0.04         10/07/2015        12,000
 11,600       Statewide Communities Dev. Auth.                         0.25          3/04/2016        11,600
                                                                                                    --------
                                                                                                      23,600
                                                                                                    --------
              Total Fixed-Rate Instruments (cost: $23,600)                                            23,600
                                                                                                    --------

              ADJUSTABLE-RATE NOTES (2.6%)

              CALIFORNIA (2.6%)
   8,000      Golden Empire Schools Financing Auth. (cost: $8,000)     0.22          5/01/2016         8,000
                                                                                                    --------

              TOTAL INVESTMENTS (COST: $303,759)                                                    $303,759
                                                                                                    ========

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                    IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS                 INPUTS            INPUTS         TOTAL
------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                         $-               $272,159                $-      $272,159
Fixed-Rate Instruments                              -                 23,600                 -        23,600
Adjustable-Rate Notes                               -                  8,000                 -         8,000
------------------------------------------------------------------------------------------------------------
Total                                              $-               $303,759                $-      $303,759
------------------------------------------------------------------------------------------------------------

================================================================================

12  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at September 30, 2015, for federal income tax purposes, was $303,759,000.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)  $303,759
  Cash                                                                       782
  Receivables:
      Capital shares sold                                                    272
      USAA Asset Management Company (Note 4D)                                  9
      Interest                                                                45
                                                                        --------
          Total assets                                                   304,867
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                661
      Dividends on capital shares                                              4
  Accrued management fees                                                     79
  Accrued transfer agent's fees                                               24
  Other accrued expenses and payables                                         34
                                                                        --------
          Total liabilities                                                  802
                                                                        --------
             Net assets applicable to capital shares outstanding        $304,065
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $303,819
  Overdistribution of net investment income                                  (12)
  Accumulated net realized gain on investments                               258
                                                                        --------
             Net assets applicable to capital shares outstanding        $304,065
                                                                        ========
  Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                       303,812
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   1.00
                                                                        ========

See accompanying notes to financial statements.

================================================================================

14  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $ 163
                                                                           -----
EXPENSES
  Management fees                                                            494
  Administration and servicing fees                                          157
  Transfer agent's fees                                                      180
  Custody and accounting fees                                                 43
  Postage                                                                      7
  Shareholder reporting fees                                                   8
  Trustees' fees                                                              13
  Professional fees                                                           46
  Other                                                                        5
                                                                           -----
          Total expenses                                                     953
  Expenses reimbursed                                                       (794)
                                                                           -----
          Net expenses                                                       159
                                                                           -----
NET INVESTMENT INCOME                                                          4
                                                                           -----
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          258
                                                                           -----
  Increase in net assets resulting from operations                         $ 262
                                                                           =====

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

--------------------------------------------------------------------------------
                                                           9/30/2015   3/31/2015
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $      4   $      31
  Net realized gain on investments                               258           1
                                                            --------------------
      Increase in net assets resulting from operations           262          32
                                                            --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (16)        (31)
  Net realized gains                                               -         (22)
                                                            --------------------
      Distributions to shareholders                              (16)        (53)
                                                            --------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   75,882     174,108
  Reinvested dividends                                            16          53
  Cost of shares redeemed                                    (92,244)   (170,412)
                                                            --------------------
      Increase (decrease) in net assets from capital
          share transactions                                 (16,346)      3,749
                                                            --------------------
  Net increase (decrease) in net assets                      (16,100)      3,728

NET ASSETS
  Beginning of period                                        320,165     316,437
                                                            --------------------
  End of period                                             $304,065   $ 320,165
                                                            ====================
Overdistribution of net investment income:
  End of period                                             $    (12)  $       -
                                                            ====================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                 75,882     174,108
  Shares issued for dividends reinvested                          16          53
  Shares redeemed                                            (92,244)   (170,412)
                                                            --------------------
      Increase (decrease) in shares outstanding              (16,346)      3,749
                                                            ====================

See accompanying notes to financial statements.

================================================================================

16  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

18  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

20  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond Fund and USAA California Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $494,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $157,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such

================================================================================

22  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

    intermediaries. For the six-month period ended September 30, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $180,000.

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2015, the Fund incurred reimbursable expenses of $794,000, of which $9,000 was receivable from the Manager.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                          SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------------
                               2015             2015           2014           2013           2012             2011
                          ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $   1.00         $   1.00       $   1.00       $   1.00       $   1.00         $   1.00
                           ---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income(a)       .00              .00            .00            .00            .00              .00
 Net realized and
  unrealized gain(a)            .00              .00            .00            .00            .00              .00
                           ---------------------------------------------------------------------------------------
Total from investment
 operations(a)                  .00              .00            .00            .00            .00              .00
                           ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)      (.00)            (.00)          (.00)          (.00)          (.00)            (.00)
 Realized capital gains           -             (.00)(a)       (.00)(a)       (.00)(a)       (.00)(a)         (.00)(a)
                           ---------------------------------------------------------------------------------------
Total distributions(a)         (.00)            (.00)          (.00)          (.00)          (.00)            (.00)
                           ---------------------------------------------------------------------------------------
Net asset value at
 end of period             $   1.00         $   1.00       $   1.00       $   1.00       $   1.00         $   1.00
                           =======================================================================================
Total return (%)*,(c)           .00(f)           .02            .02            .01            .03(b)           .02
Net assets at end
 of period (000)           $304,065         $320,165       $316,437       $329,421       $328,917         $358,135
Ratios to average
 net assets:**
 Expenses (%)(c),(d)            .10(e)           .12            .18            .32            .31(b)           .41
 Expenses, excluding
  reimbursements (%)(d)         .61(e)           .60            .58            .57            .58(b)           .56
 Net investment income (%)      .00(a),(e)       .01            .01            .01            .02              .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $313,551,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2012, SAS reimbursed the Fund $42,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) The Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than 0.01%.

================================================================================

24  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2015 -
                                 APRIL 1, 2015   SEPTEMBER 30, 2015   SEPTEMBER 30, 2015
                                 -------------------------------------------------------
Actual                             $1,000.00         $1,000.05               $0.50

Hypothetical
 (5% return before expenses)        1,000.00          1,024.50                0.51

*Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

26  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  27

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including

================================================================================

28  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with the same investment classifications/ objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

of services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed all/a significant portion of Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-and three-year periods ended December 31, 2014, and was lower than the average of its performance universe and above its Lipper index for the five-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2014, was in the top 15% of its performance universe for the three-year period ended December 31, 2014, and was in the top 40% of its performance universe for the five-year period ended December 31, 2014. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the

================================================================================

30  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------

INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39602-1115                                (C)2015, USAA. All rights reserved.

   [LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL EQUITY INCOME FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA GLOBAL EQUITY INCOME FUND
     FUND SHARES o INSTITUTIONAL SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              35

ADVISORY AGREEMENT(S)                                                        37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

225184-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GLOBAL EQUITY INCOME FUND (THE FUND) SEEKS TOTAL RETURN WITH AN EMPHASIS ON CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund's equity investments may include common stocks, depositary receipts, real estate investment trusts (REITs), other investment companies, including exchange-traded funds (ETFs), master limited partnerships (MLPs), securities convertible into common stocks, and securities that carry the right to buy common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    STEPHAN KLAFFKE, CFA
    DAN DENBOW, CFA
    JOHN P. TOOHEY, CFA

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Equity returns globally were in negative territory for the Fund's abbreviated reporting period beginning August 7, 2015, the Fund's inception date, and ended September 30, 2015. The downward turn in sentiment occurred in the wake of China's devaluation of its currency, the renminbi, which took place over the course of three days beginning August 11, 2015. China's currency devaluation and the related decision to relax the renminbi's tight link to the U.S. dollar spotlighted the challenges China faces in maintaining acceptable economic growth rates as it attempts to rebalance its economy, and raised concern of a global currency war. Equity securities regained some of their losses in the days after the renminbi stabilized, and traded more or less for the remainder of the reporting period.

o HOW DID THE USAA GLOBAL EQUITY INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund commenced operations on August 7, 2015. The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period of August 7, 2015 through September 30, 2015, the Fund Shares and Institutional Shares each had a total return of -9.70%. This compares

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2   | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    to returns of -7.70% for the MSCI World High Dividend Yield Index (the Index) and -7.54% for the Lipper Global Equity Income Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    The Fund focuses on income-oriented equities globally, and will normally seek approximately equal weights in U.S. and international stocks, although this may vary to some degree depending on where we see the better value. In selecting stocks, we emphasize not only a company's current dividend but also its ability to grow its dividend. As a result, the average current dividend of companies held by the Fund will generally be lower than the Fund's benchmark. However, we believe that a focus on dividend growth should provide an improved total return profile as the Fund invests within the dividend stock universe.

    During the brief reporting period since the Fund began operations, we sought to implement the Fund's strategy while focusing on areas of the market that showed the best value. Our investment process is bottom up, and the resulting sector weights are the residue of our analysis of individual companies. The Fund has an overweight in the financials sector, and this positioning constrained the Fund's relative returns as a number of these stocks were negatively impacted by the expectation that the Federal Reserve (the Fed) was likely to delay its anticipated first interest rate hike in recent years in the wake of China's economic growth concerns. An overweight position with respect to U.S. technology stocks also limited the Fund's returns relative to its benchmark. While the Fund has a market weight in utilities, it has had an international bias within the sector based on better relative valuations. However, utilities in Europe have come under pressure along with other state-supported sectors in the wake of heightened concerns over global growth and regulatory developments. Finally, the Fund has had below benchmark exposure to the consumer staples sector because the Adviser believes

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    that the slow growth rates for many of those companies do not support their valuations, and this benefited the Fund over the reporting period.

    Our analysts continue to closely monitor developments with respect to China and global growth prospects, as well as the potential implications of any change in the Fed's interest rate policy. Against this uncertain backdrop, we will seek to take advantage of relative value opportunities within the dividend stock universe that are created by elevated market volatility.

    We appreciate the opportunity to help you with your investment needs.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Dividends are not guaranteed. In any year, dividends may be higher, lower, or not paid at all.

================================================================================

4  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA GLOBAL EQUITY INCOME FUND SHARES*
(FUND SHARES) (Ticker Symbol: UGEIX)


--------------------------------------------------------------------------------
                                                                9/30/15
--------------------------------------------------------------------------------

Net Assets                                                   $28.2 Million
Net Asset Value Per Share                                        $9.03


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/15
--------------------------------------------------------------------------------
                          SINCE INCEPTION 8/7/15**

                                   -9.70%


--------------------------------------------------------------------------------
                       EXPENSE RATIO AS OF 8/7/15***
--------------------------------------------------------------------------------

                                    1.11%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Fund Shares commenced operations on August 7, 2015.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratio is reported in the Fund's prospectus dated August 7, 2015, and is based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 7, 2016. If the total annual operating expense ratio of the Fund Shares is lower than 1.20%, the Fund Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER GLOBAL             MSCI WORLD HIGH               USAA GLOBAL
                 EQUITY INCOME              DIVIDEND YIELD              EQUITY INCOME
                  FUNDS INDEX                   INDEX                    FUND SHARES
07/31/15          $10,000.00                 $10,000.00                  $10,000.00
08/31/15            9,429.12                   9,398.61                    9,350.00
09/30/15            9,182.62                   9,159.15                    9,030.00

                                   [END CHART]

                         Data from 7/31/05 to 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Equity Income Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Equity Income Funds category.

o The unmanaged MSCI World High Dividend Yield Index is a free float-adjusted market capitalization weighed index that is designed to measure the equity market performance of developed and emerging markets.

*The performance of the Lipper Global Equity Income Funds Index and the MSCI World High Dividend Yield Index is calculated from the end of the month, July 31, 2015, while the inception date of the Fund Shares is August 7, 2015. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

6  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

USAA GLOBAL EQUITY INCOME FUND INSTITUTIONAL SHARES* (INSTITUTIONAL SHARES) (Ticker Symbol: UIGEX)


--------------------------------------------------------------------------------
                                                                    9/30/15
--------------------------------------------------------------------------------

Net Assets                                                       $4.5 Million
Net Asset Value Per Share                                           $9.03


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/15
--------------------------------------------------------------------------------
                            SINCE INCEPTION 8/7/15**

                                       -9.70%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 8/7/15***
--------------------------------------------------------------------------------

                                       0.93%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Institutional Shares commenced operations on August 7, 2015.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratio is reported in the Fund's prospectus dated August 7, 2015, and is based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Institutional Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Institutional Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 7, 2016. If the total annual operating expense ratio of the Institutional Shares is lower than 1.10%, the Institutional Shares will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER GLOBAL               MSCI WORLD               USAA GLOBAL EQUITY
                   EQUITY INCOME              HIGH DIVIDEND                INCOME FUND
                    FUNDS INDEX                YIELD INDEX             INSTITUTIONAL SHARES
07/31/15            $10,000.00                 $10,000.00                  $10,000.00
08/31/15              9,429.12                   9,398.61                    9,350.00
09/30/15              9,182.62                   9,159.15                    9,030.00

                                   [END CHART]

                     Data from 7/31/15 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Equity Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the MSCI World High Dividend Yield Index and the Lipper Global Equity Income Funds Index is calculated from the end of the month, July 31, 2015, while the inception date of the Institutional Shares is August 7, 2015. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

                         o TOP 10 HOLDINGS* - 9/30/15 o
                                (% of Net Assets)

Novartis AG ..............................................................  3.2%
AbbVie, Inc. .............................................................  3.0%
Nestle S.A. ..............................................................  2.9%
Johnson & Johnson ........................................................  2.8%
Royal Dutch Shell plc "A" ................................................  2.7%
General Electric Co. .....................................................  2.7%
Cisco Systems, Inc. ......................................................  2.4%
Pfizer, Inc. .............................................................  2.4%
Procter & Gamble Co. .....................................................  2.3%
Chevron Corp. ............................................................  2.2%

You will find a complete list of securities that the Fund owns on pages 11-16.

*Excludes money market instruments.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                         o ASSET ALLOCATION - 9/30/15 o

                         [PIE CHART OF ASSET ALLOCATION]

HEALTH CARE                                                                18.2%
FINANCIALS                                                                 12.1%
ENERGY                                                                     10.7%
CONSUMER STAPLES                                                           10.1%
INFORMATION TECHNOLOGY                                                      8.4%
INDUSTRIALS                                                                 8.1%
UTILITIES                                                                   7.0%
CONSUMER DISCRETIONARY                                                      5.6%
TELECOMMUNICATION SERVICES                                                  4.8%
MATERIALS                                                                   4.8%
MONEY MARKET INSTRUMENTS                                                    9.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-16.

================================================================================

10  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
                COMMON STOCKS (89.8%)

                CONSUMER DISCRETIONARY (5.6%)
                -----------------------------
                ADVERTISING (0.3%)
      1,800     Omnicom Group, Inc.                                                              $   119
                                                                                                 -------
                AUTO PARTS & EQUIPMENT (0.5%)
      3,900     Johnson Controls, Inc.                                                               161
                                                                                                 -------
                AUTOMOBILE MANUFACTURERS (1.3%)
      3,600     Daimler AG(a)                                                                        261
     12,200     Ford Motor Co.                                                                       166
                                                                                                 -------
                                                                                                     427
                                                                                                 -------
                CABLE & SATELLITE (0.7%)
     14,200     Sky plc(a)                                                                           225
                                                                                                 -------
                CASINOS & GAMING (0.3%)
     33,100     Sands China Ltd.(a)                                                                  100
                                                                                                 -------
                HOME IMPROVEMENT RETAIL (0.9%)
     56,500     Kingfisher plc(a)                                                                    307
                                                                                                 -------
                HOTELS, RESORTS & CRUISE LINES (0.5%)
      3,200     Carnival Corp.                                                                       159
                                                                                                 -------
                PUBLISHING (0.4%)
      7,000     RELX Group(a)                                                                        120
                                                                                                 -------
                SPECIALIZED CONSUMER SERVICES (0.7%)
      6,400     H&R Block, Inc.                                                                      232
                                                                                                 -------
                Total Consumer Discretionary                                                       1,850
                                                                                                 -------
                CONSUMER STAPLES (10.1%)
                ------------------------
                FOOD DISTRIBUTORS (0.5%)
      3,900     Sysco Corp.                                                                          152
                                                                                                 -------
                HOUSEHOLD PRODUCTS (2.3%)
     10,500     Procter & Gamble Co.                                                                 755
                                                                                                 -------
                PACKAGED FOODS & MEAT (2.9%)
     12,800     Nestle S.A.(a)                                                                       964
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
                PERSONAL PRODUCTS (1.8%)
     14,900     Unilever N.V.(a)                                                                 $   600
                                                                                                 -------
                TOBACCO (2.6%)
      4,000     British American Tobacco plc(a)                                                      221
      3,400     Imperial Tobacco Group plc(a)                                                        176
      5,500     Philip Morris International, Inc.                                                    436
                                                                                                 -------
                                                                                                     833
                                                                                                 -------
                Total Consumer Staples                                                             3,304
                                                                                                 -------
                ENERGY (10.7%)
                --------------
                INTEGRATED OIL & GAS (9.8%)
      9,000     Chevron Corp.                                                                        710
      7,400     Exxon Mobil Corp.                                                                    550
      7,600     Occidental Petroleum Corp.                                                           503
     12,500     Repsol S.A.(a)                                                                       146
     38,400     Royal Dutch Shell plc "A"(a)                                                         905
      9,400     Total S.A.(a)                                                                        424
                                                                                                 -------
                                                                                                   3,238
                                                                                                 -------
                OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      6,100     ConocoPhillips                                                                       292
                                                                                                 -------
                Total Energy                                                                       3,530
                                                                                                 -------
                FINANCIALS (12.1%)
                ------------------
                DIVERSIFIED BANKS (7.9%)
     21,600     Australia and New Zealand Banking Group Ltd.(a)                                      414
      5,400     Canadian Imperial Bank of Commerce                                                   388
     25,600     DBS Group Holdings Ltd.(a)                                                           293
     52,400     HSBC Holdings plc(a)                                                                 396
      8,700     JPMorgan Chase & Co.                                                                 530
      5,100     Royal Bank of Canada                                                                 282
     48,100     UniCredit S.p.A.(a)                                                                  300
                                                                                                 -------
                                                                                                   2,603
                                                                                                 -------
                LIFE & HEALTH INSURANCE (0.7%)
      4,900     MetLife, Inc.                                                                        231
                                                                                                 -------
                MULTI-LINE INSURANCE (1.2%)
     15,600     AXA S.A.(a)                                                                          379
                                                                                                 -------
                REGIONAL BANKS (2.3%)
      8,700     BB&T Corp.                                                                           310
      4,900     PNC Financial Services Group, Inc.                                                   437
                                                                                                 -------
                                                                                                     747
                                                                                                 -------
                Total Financials                                                                   3,960
                                                                                                 -------

================================================================================

12  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
                HEALTH CARE (18.2%)
                -------------------
                HEALTH CARE EQUIPMENT (0.7%)
      3,500     Medtronic plc                                                                    $   235
                                                                                                 -------
                PHARMACEUTICALS (17.5%)
     17,900     AbbVie, Inc.                                                                         974
     11,900     GlaxoSmithKline plc(a)                                                               228
      9,900     Johnson & Johnson                                                                    924
     13,700     Merck & Co., Inc.                                                                    677
     11,300     Novartis AG(a)                                                                     1,041
     24,800     Pfizer, Inc.                                                                         779
      2,600     Roche Holding AG(a)                                                                  687
      4,400     Sanofi(a)                                                                            419
                                                                                                 -------
                                                                                                   5,729
                                                                                                 -------
                Total Health Care                                                                  5,964
                                                                                                 -------
                INDUSTRIALS (8.1%)
                ------------------
                AEROSPACE & DEFENSE (0.9%)
     20,400     BAE Systems plc(a)                                                                   138
      1,400     Raytheon Co.                                                                         153
                                                                                                 -------
                                                                                                     291
                                                                                                 -------
                BUILDING PRODUCTS (0.3%)
      2,500     Compagnie de Saint-Gobain(a)                                                         109
                                                                                                 -------
                CONSTRUCTION & ENGINEERING (0.6%)
      3,200     Vinci S.A.(a)                                                                        203
                                                                                                 -------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
      4,500     Eaton Corp. plc                                                                      231
                                                                                                 -------
                ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      3,500     Republic Services, Inc.                                                              144
                                                                                                 -------
                HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
      1,400     Adecco S.A.(a)                                                                       103
                                                                                                 -------
                INDUSTRIAL CONGLOMERATES (4.5%)
     34,300     General Electric Co.                                                                 865
      4,300     Koninklijke Philips N.V.(a)                                                          102
      5,600     Siemens AG(a)                                                                        500
                                                                                                 -------
                                                                                                   1,467
                                                                                                 -------
                TRUCKING (0.3%)
     54,900     ComfortDelGro Corp. Ltd.(a)                                                          111
                                                                                                 -------
                Total Industrials                                                                  2,659
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY (8.4%)
                -----------------------------
                COMMUNICATIONS EQUIPMENT (2.8%)
     30,600     Cisco Systems, Inc.                                                              $   803
      2,400     QUALCOMM, Inc.                                                                       129
                                                                                                 -------
                                                                                                     932
                                                                                                 -------
                SEMICONDUCTORS (2.0%)
     16,600     Intel Corp.                                                                          500
      3,000     Texas Instruments, Inc.                                                              149
                                                                                                 -------
                                                                                                     649
                                                                                                 -------
                SYSTEMS SOFTWARE (1.3%)
      9,300     Microsoft Corp.                                                                      411
                                                                                                 -------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.3%)
     19,400     Hewlett-Packard Co.                                                                  497
      5,800     Seagate Technology plc                                                               260
                                                                                                 -------
                                                                                                     757
                                                                                                 -------
                Total Information Technology                                                       2,749
                                                                                                 -------
                MATERIALS (4.8%)
                ----------------
                COMMODITY CHEMICALS (0.7%)
      2,800     LyondellBasell Industries N.V. "A"                                                   234
                                                                                                 -------
                DIVERSIFIED CHEMICALS (0.6%)
      2,600     BASF SE(a)                                                                           198
                                                                                                 -------
                DIVERSIFIED METALS & MINING (2.5%)
     14,800     BHP Billiton Ltd.(a)                                                                 233
     23,500     Freeport-McMoRan, Inc.                                                               228
     10,300     Rio Tinto Ltd.(a)                                                                    354
                                                                                                 -------
                                                                                                     815
                                                                                                 -------
                GOLD (0.5%)
     12,500     Goldcorp, Inc.                                                                       157
                                                                                                 -------
                PAPER PACKAGING (0.5%)
      4,000     Bemis Co., Inc.                                                                      158
                                                                                                 -------
                Total Materials                                                                    1,562
                                                                                                 -------
                TELECOMMUNICATION SERVICES (4.8%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
      6,100     AT&T, Inc.                                                                           198
      3,400     Nippon Telegraph & Telephone Corp.(a)                                                119
     40,900     Singapore Telecommunications Ltd.(a)                                                 104

================================================================================

14  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
     20,000     TeliaSonera AB(a)                                                                $   108
      7,100     Verizon Communications, Inc.                                                         309
                                                                                                 -------
                                                                                                     838
                                                                                                 -------
                WIRELESS TELECOMMUNICATION SERVICES (2.3%)
      7,500     NTT DOCOMO, Inc.(a)                                                                  126
      5,600     Rogers Communications, Inc.                                                          193
    138,200     Vodafone Group plc(a)                                                                437
                                                                                                 -------
                                                                                                     756
                                                                                                 -------
                Total Telecommunication Services                                                   1,594
                                                                                                 -------
                UTILITIES (7.0%)
                ----------------
                ELECTRIC UTILITIES (4.7%)
      1,600     Duke Energy Corp.                                                                    115
      5,300     Edison International                                                                 334
     32,000     EDP-Energias de Portugal S.A.(a)                                                     117
     87,900     Enel S.p.A.(a)                                                                       393
      1,300     NextEra Energy, Inc.                                                                 127
      4,600     OGE Energy Corp.                                                                     126
     10,100     PPL Corp.                                                                            332
                                                                                                 -------
                                                                                                   1,544
                                                                                                 -------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      9,500     AES Corp.                                                                             93
                                                                                                 -------
                MULTI-UTILITIES (2.0%)
      7,100     CenterPoint Energy, Inc.                                                             128
     27,900     E.ON SE(a)                                                                           240
     21,200     National Grid plc(a)                                                                 295
                                                                                                 -------
                                                                                                     663
                                                                                                 -------
                Total Utilities                                                                    2,300
                                                                                                 -------
                Total Common Stocks (cost: $32,403)                                               29,472
                                                                                                 -------

                MONEY MARKET INSTRUMENTS (9.7%)

                MONEY MARKET FUNDS (9.7%)
  3,202,561     State Street Institutional Liquid Reserves Fund
                  Premier Class, 0.13%(b) (cost: $3,203)                                           3,203
                                                                                                 -------

                TOTAL INVESTMENTS (COST: $35,606)                                                $32,675
                                                                                                 =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS          INPUTS        TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                               $16,876            $12,596              $-      $29,472
Money Market Instruments:
 Money Market Funds                            3,203                  -               -        3,203
----------------------------------------------------------------------------------------------------
Total                                        $20,079            $12,596              $-      $32,675
----------------------------------------------------------------------------------------------------

For the period of August 7, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 41.5% of net assets at September 30, 2015.

o   SPECIFIC NOTES

    (a) Security was fair valued at September 30, 2015, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $12,596,000, which represented 38.4% of the Fund's net assets.

    (b) Rate represents the money market fund annualized seven-day yield at September 30, 2015.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $35,606)                       $32,675
   Cash denominated in foreign currencies (identified cost of $38)                         37
   Receivables:
       Capital shares sold                                                                 81
       USAA Asset Management Company (Note 6C)                                              9
       Dividends and interest                                                              61
                                                                                      -------
          Total assets                                                                 32,863
                                                                                      -------
LIABILITIES
   Payables:
       Bank overdraft                                                                       5
   Accrued management fees                                                                 13
   Accrued transfer agent's fees                                                            1
   Other accrued expenses and payables                                                     17
                                                                                      -------
          Total liabilities                                                                36
                                                                                      -------
              Net assets applicable to capital shares outstanding                     $32,827
                                                                                      =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $35,964
   Accumulated undistributed net investment income                                         85
   Accumulated net realized loss on investments                                          (290)
   Net unrealized depreciation of investments                                          (2,931)
   Net unrealized depreciation of foreign currency translations                            (1)
                                                                                      -------
              Net assets applicable to capital shares outstanding                     $32,827
                                                                                      =======
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $28,312/3,136 shares outstanding)                   $  9.03
                                                                                      =======
       Institutional Shares (net assets of $4,515/500 shares outstanding)             $  9.03
                                                                                      =======

See accompanying notes to financial statements.

================================================================================

18  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Period ended September 30, 2015* (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5)                                    $   136
                                                                                      -------
EXPENSES
   Management fees                                                                         22
   Administration and servicing fees:
       Fund Shares                                                                          5
       Institutional Shares                                                                 1
   Transfer agent's fees:
       Fund Shares                                                                          1
       Institutional Shares                                                                 1
   Custody and accounting fees:
       Fund Shares                                                                         10
       Institutional Shares                                                                 2
   Shareholder reporting fees:
       Fund Shares                                                                          1
   Trustees' fees                                                                           3
   Registration fees:
       Fund Shares                                                                          5
       Institutional Shares                                                                 1
   Professional fees                                                                        8
                                                                                      -------
           Total expenses                                                                  60
   Expenses reimbursed:
       Fund Shares                                                                         (7)
       Institutional Shares                                                                (2)
                                                                                      -------
           Net expenses                                                                    51
                                                                                      -------
NET INVESTMENT INCOME                                                                      85
                                                                                      -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized loss on:
       Investments                                                                       (151)
       Foreign currency transactions                                                     (139)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                     (2,931)
       Foreign currency translations                                                       (1)
                                                                                      -------
           Net realized and unrealized loss                                            (3,222)
                                                                                      -------
   Decrease in net assets resulting from operations                                   $(3,137)
                                                                                      =======

*Fund commenced operations on August 7, 2015.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Period ended September 30, 2015* (unaudited)

--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                              $    85
   Net realized loss on investments                                                      (151)
   Net realized loss on foreign currency transactions                                    (139)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                     (2,931)
       Foreign currency translations                                                       (1)
                                                                                      -------
       Decrease in net assets resulting from operations                                (3,137)
                                                                                      -------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                         30,964
   Institutional Shares                                                                 5,000
                                                                                      -------
       Total net increase in net assets from capital share transactions                35,964
                                                                                      -------
   Net increase in net assets                                                          32,827

NET ASSETS
   Beginning of Period                                                                      _
                                                                                      -------
   End of period                                                                      $32,827
                                                                                      =======
Accumulated undistributed net investment income:
   End of period                                                                      $    85
                                                                                      =======

*Fund commenced operations on August 7, 2015.

See accompanying notes to financial statements.

================================================================================

20  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Global Equity Income Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return with an emphasis on current income. The Fund commenced operations on August 7, 2015.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according

================================================================================

22  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

         to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

         judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.   Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

24  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note 1A2.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's

================================================================================

26  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

    expenses. For the period ended September 30, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

For the period ended September 30, 2015, the Fund paid CAPCO facility fees of less than $500, which represents less than 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law. The Fund commenced operations on August 7, 2015.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended September 30, 2015, were $34,185,000 and $1,632,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $79,000 and $3,010,000, respectively, resulting in net unrealized depreciation of $2,931,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

28  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                                      PERIOD ENDED
                                                                   SEPTEMBER 30, 2015*
    ---------------------------------------------------------------------------------------
                                                               SHARES              AMOUNT
                                                               ----------------------------
    FUND SHARES:
    Shares sold                                                  3,152             $31,111
    Shares issued from reinvested dividends                          -                   -
    Shares redeemed                                                (16)               (147)
                                                               ---------------------------
    Net increase from capital share transactions                 3,136             $30,964
                                                               ===========================
    INSTITUTIONAL SHARES:
    Shares sold                                                    500             $ 5,000
    Shares issued from reinvested dividends                          -                   -
    Shares redeemed**                                               (-)                 (-)
                                                               ---------------------------
    Net increase from capital share transactions                   500             $ 5,000
                                                               ===========================

    *Fund commenced operations on August 7, 2015.
    **Represents less than 500 shares or $500.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended September 30, 2015, there were no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    performance period to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Equity Income Funds category. The performance period for the Fund commenced on August 7, 2015, and will consist of the current month plus the preceding 12 months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $22,000.

================================================================================

30  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the period ended September 30, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $5,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended September 30, 2015, the Fund reimbursed the Manager less than $500 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 7, 2016, to limit the total annual operating expenses of the Fund Shares and Institutional Shares to 1.20%, and 1.10%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through August 7, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2015, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and Institutional Shares of $7,000 and $2,000, respectively, of which $9,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the period ended September 30, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,000 and $1,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 2,500,000 Fund Shares and 500,000 Institutional Shares, which represents 79.7% of the Fund Shares, 100.0% of the Institutional Shares, and 82.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                  PERIOD ENDED
                                                                                  SEPTEMBER 30,
                                                                                      2015***
                                                                                ----------------
Net asset value at beginning of period                                               $ 10.00
                                                                                     -------
Income (loss) from investment operations:
  Net investment income                                                                  .02(a)
  Net realized and unrealized loss                                                      (.99)(a)
                                                                                     -------
Total from investment operations                                                        (.97)(a)
                                                                                     -------
Net asset value at end of period                                                     $  9.03
                                                                                     =======
Total Return (%)*                                                                      (9.70)
Net assets at end of period (000)                                                    $28,312
Ratios to average net assets:**
  Expenses (%)                                                                          1.20(b)
  Expenses, excluding reimbursements (%)                                                1.40(b)
  Net investment income (%)                                                             1.91(b)
Portfolio Turnover (%)                                                                    17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended September 30, 2015, average net assets were
    $24,672,000.
*** Fund Shares commenced operations on August 7, 2015.
(a) Calculated using average shares. For the period ended September 30, 2015, average shares were 2,976,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                  PERIOD ENDED
                                                                                  SEPTEMBER 30,
                                                                                      2015***
                                                                                ----------------
Net asset value at beginning of period                                               $10.00
                                                                                     ------
Income (loss) from investment operations:
 Net investment income                                                                  .03(a)
 Net realized and unrealized loss                                                     (1.00)(a)
                                                                                     ------
Total from investment operations                                                       (.97)(a)
                                                                                     ------
Net asset value at end of period                                                     $ 9.03
                                                                                     ======
Total Return (%)*                                                                     (9.70)
Net assets at end of period (000)                                                    $4,515
Ratios to average net assets:**
 Expenses (%)                                                                          1.10(b)
 Expenses, excluding reimbursements (%)                                                1.35(b)
 Net investment income (%)                                                             2.10(b)
Portfolio Turnover (%)                                                                   17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended September 30, 2015, average net assets were $4,313,000. *** Institutional Shares commenced operations on August 7, 2015.
(a) Calculated using average shares. For the period ended September 30, 2015, average shares were 500,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period of the Fund's inception date of August 7, 2015, and held for the entire period ended September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE           AUGUST 7, 2015 -
                                        AUGUST 7, 2015      SEPTEMBER 30, 2015       SEPTEMBER 30, 2015
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00            $  903.00                   $1.72

Hypothetical
 (5% return before expenses)                 1,000.00             1,005.71                    1.81

INSTITUTIONAL SHARES
Actual                                       1,000.00               903.00                    1.57

Hypothetical
 (5% return before expenses)                 1,000.00             1,005.86                    1.66

*Expenses are equal to the annualized expense ratio of 1.20% for Fund Shares and 1.10% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 55 days/366 days (to reflect the current period beginning with the Fund's inception date). The Fund's actual ending account values are based on its actual total returns of (9.70)% for Fund Shares and (9.70)% for Institutional Shares for the period of August 7, 2015, through September 30, 2015.

================================================================================

36  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) of the USAA Mutual Funds Trust (Trust) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), considered and approved the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) materials describing the proposed investment objective and proposed investment strategies of the Fund; (ii) information regarding the Fund's proposed advisory fee and anticipated expense ratio; (iii) information concerning the services to be rendered to the Fund, as well as information regarding the Manager's anticipated revenues and costs of providing services to the Fund and compensation to be paid to affiliates of the Manager; and (iv) information about the Manager's operations and personnel. The Board also noted that it previously had met with management, including the Fund's portfolio management team, at an in-person meeting held on February 19, 2015 to discuss the Fund and the Board considered that additional information regarding the Fund. Prior to voting, the Independent Trustees reviewed the proposed approval of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed approval of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed approval of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability. The Board considered the approval of the proposed Advisory Agreement at the same meeting at which it considered the renewal of the Advisory Agreement with respect to the other funds of the Trust. In approving the Advisory Agreement with respect to the Fund, the Board also considered information, as applicable to the Fund, provided by the Manager at the April 23, 2015 in-person meeting in connection with the Board's annual consideration of the renewal of the Advisory Agreement with respect to the other funds of the Trust.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the proposed Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees proposed to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in addition to the investment advisory services to be provided to the Fund, the

===============================================================================

38  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

Manager and its affiliates will provide administrative services, compliance oversight, stockholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the proposed Advisory Agreement, the Board reviewed the Fund's proposed advisory fees and anticipated total expense ratio. The Board considered the Fund's proposed advisory fees and anticipated total expense ratio as compared to a peer group of funds deemed to be comparable to the Fund by an independent third-party provider of mutual fund data. The Board noted that the Fund's proposed advisory fee was lower than the median of the peer group. In addition, the Board noted management's commitment to cap the Fund's total expense ratio for the Fund's initial year of operations in order to keep the Fund's expense ratio competitive or below the peer group average.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

The Board took into account the various services to be provided to the Fund by the Manager and its affiliates, including the high level of services expected to be received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including the Manager's undertaking to maintain an initial expense limitation for the Fund. The Board also took into account that the Fund would be priced similarly to other similar funds offered by the Manager. The Board considered that while the Fund is a new product offering from the Manager, the Manager has performed a similar investment process with other accounts and funds in the USAA complex. The Board also took into account the performance of the Manager and the Fund's portfolio managers with respect to other accounts, including other funds in the Trust.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The Board also considered profitability information related to the anticipated management revenues from the Fund. The information considered by the Board included operating profit margin for the Manager's business as a whole. In reviewing the overall anticipated profitability of the management fee to the Manager, the Board also considered the fact that affiliates will provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's proposed advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the proposed investment management fee structure was reasonable.

================================================================================

40  | USAA GLOBAL EQUITY INCOME FUND

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's proposed Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's proposed advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(iv) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                       --------------
       9800 Fredericksburg Road                                      PRSRT STD
       San Antonio, TX 78288                                        U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA      We know what it means to serve.(R)              10%

   =============================================================================
   98352-1115                                (C)2015, USAA. All rights reserved.

   [LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA NEW YORK BOND FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA NEW YORK BOND FUND
     FUND SHARES o ADVISER SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        23

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              41

ADVISORY AGREEMENT(S)                                                        43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211733-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE NEW YORK BOND FUND (THE FUND) PROVIDES NEW YORK INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions, municipalities and public authorities, instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and New York State and New York City personal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

REGINA G. SHAFER, CFA
USAA Asset Management Company                   [PHOTO OF REGINA G. SHAFER, CFA]

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates rose during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Supply increased, though many of the new issues were refunded bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable
    U.S. corporate bonds, benefiting from investors' search for yield and their tax-advantaged status.

================================================================================

2  | USAA NEW YORK BOND FUND

================================================================================

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address potential pension-funding shortfalls.

o HOW DID THE USAA NEW YORK BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 0.54% and 0.52%, respectively, versus an average return of 0.41% amongst the funds in the Lipper New York Municipal Debt Funds category. This compares to returns of 0.56% for the Lipper New York Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.55% and 3.32%, respectively, compared to the Lipper category average of 3.39%.

    USAA Asset Management Company is the Fund's investment adviser.
    The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

    New York is experiencing a moderate economic recovery and improvements in employment, personal income, and wages are evident. Monetary settlements from financial institutions have provided a

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    significant windfall for the state, with nearly $5 billion in settlements received in the fiscal year ending 2015 and another $2.5 billion in the 2016 fiscal year to date. New York state also maintains approximately $1.8 billion in "rainy day" reserves. Given its on-time budgets and very moderate spending increases, the state's finances appear to be in good shape. At the end of the reporting period, the state's general obligation bonds were rated Aa1 by Moody's Investors Service, Inc., AA+ by
    Standard & Poor's Ratings Services, and AA+ by Fitch Ratings Inc.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continued to focus on income generation.
    The Fund's long-term income distribution, not its price appreciation, tends to account for a majority of its total return.

    Overall, the Fund performed well during the reporting period, benefiting from our independent research. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We use research both to recognize value and avoid potential pitfalls.

    Our analysts continuously monitor the portfolio's holdings. The Fund continues to be diversified by sector and issuer, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.
    o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA NEW YORK BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA NEW YORK BOND FUND SHARES (FUND SHARES)
(Ticker Symbol: USNYX)

---------------------------------------------------------------------------------------------------
                                                                9/30/15                 3/31/15
---------------------------------------------------------------------------------------------------
Net Assets                                                  $205.1 Million           $211.6 Million
Net Asset Value Per Share                                       $12.14                   $12.29

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                                  $0.431                   $0.436
Dollar-Weighted Average
Portfolio Maturity(+)                                         15.3 Years              14.9 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

---------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
---------------------------------------------------------------------------------------------------
  3/31/15-9/30/15*                     1 YEAR                 5 YEARS                      10 YEARS
      0.54%                            3.08%                   4.26%                        4.34%

---------------------------------------------------------------------------------------------------
       30-DAY SEC YIELD** AS OF 9/30/15                       EXPENSE RATIO AS OF 3/31/15***
---------------------------------------------------------------------------------------------------
                    1.88%                                                  0.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

---------------------------------------------------------------------------------------------------
                              TOTAL RETURN        =     DIVIDEND RETURN         +      PRICE CHANGE
---------------------------------------------------------------------------------------------------
10 YEARS                          4.34%           =         4.15%               +         0.19%
5 YEARS                           4.26%           =         3.86%               +         0.40%
1 YEAR                            3.08%           =         3.57%               +        -0.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006-SEPTEMBER 30, 2015

                        [CHART OF TOTAL DIVIDEND RETURN]

                          TOTAL RETURN                    DIVIDEND RETURN              CHANGE IN SHARE PRICE
9/30/06                       4.28%                            4.28%                            0.00%
9/30/07                       1.84%                            4.12%                           -2.28%
9/30/08                      -4.50%                            4.15%                           -8.65%
9/30/09                      14.80%                            5.23%                            9.57%
9/30/10                       6.60%                            4.39%                            2.21%
9/30/11                       3.89%                            4.32%                           -0.43%
9/30/12                       9.86%                            4.04%                            5.82%
9/30/13                      -3.59%                            3.43%                           -7.02%
9/30/14                       8.62%                            3.99%                            4.63%
9/30/15                       3.08%                            3.57%                           -0.49%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL
    RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA NEW YORK BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION
To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming New York state tax
rates of:                             6.65%       6.85%       6.85%       6.85%
and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD             DIVIDEND RETURN
---------------------------------------------------------------------------------------------------
10 Years                4.15%                      6.17%         7.05%        7.28%         7.87%
5 Years                 3.86%                      5.74%         6.56%        6.77%         7.32%
1 Year                  3.57%                      5.31%         6.06%        6.26%         6.77%

To match the Fund Shares closing 30-day SEC Yield of 1.88% on 9/30/15,
A FULLY TAXABLE INVESTMENT MUST PAY:               2.80%         3.20%        3.30%         3.57%
---------------------------------------------------------------------------------------------------

Assuming the same marginal federal tax rates and combined New York state
and city tax rates of:                            10.30%        10.50%       10.50%        10.50%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD             DIVIDEND RETURN
---------------------------------------------------------------------------------------------------
10 Years                4.15%                      6.43%         7.34%        7.58%         8.19%
5 Years                 3.86%                      5.98%         6.82%        7.05%         7.62%
1 Year                  3.57%                      5.53%         6.31%        6.52%         7.05%

To match the Fund Shares' closing 30-day SEC Yield of 1.88% on 9/30/15,
A FULLY TAXABLE INVESTMENT MUST PAY:               2.91%         3.33%        3.44%         3.72%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.
--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                       LIPPER NEW
                                               USAA NEW              YORK MUNICIPAL
                   BARCLAYS MUNICIPAL          YORK BOND               DEBT FUNDS
                       BOND INDEX             FUND SHARES                INDEX
09/30/05              $10,000.00              $10,000.00              $10,000.00
10/31/05                9,939.27                9,924.37                9,931.87
11/30/05                9,986.99                9,967.69                9,967.05
12/31/05               10,072.87               10,080.38               10,058.27
01/31/06               10,100.05               10,096.59               10,085.57
02/28/06               10,167.86               10,182.74               10,171.55
03/31/06               10,097.74               10,093.58               10,097.29
04/30/06               10,094.27               10,075.34               10,083.74
05/31/06               10,139.23               10,118.92               10,133.20
06/30/06               10,101.06               10,071.16               10,087.84
07/31/06               10,221.21               10,190.51               10,211.68
08/31/06               10,372.88               10,355.60               10,365.59
09/30/06               10,445.03               10,427.02               10,435.72
10/31/06               10,510.53               10,487.19               10,507.21
11/30/06               10,598.14               10,592.50               10,592.95
12/31/06               10,560.70               10,539.30               10,548.35
01/31/07               10,533.66               10,520.20               10,522.98
02/28/07               10,672.46               10,653.44               10,655.14
03/31/07               10,646.15               10,611.12               10,618.20
04/30/07               10,677.67               10,655.24               10,653.93
05/31/07               10,630.39               10,593.93               10,604.20
06/30/07               10,575.30               10,524.73               10,545.61
07/31/07               10,657.28               10,578.50               10,605.46
08/31/07               10,611.30               10,448.58               10,513.16
09/30/07               10,768.32               10,618.22               10,657.48
10/31/07               10,816.32               10,674.02               10,702.91
11/30/07               10,885.29               10,678.31               10,727.78
12/31/07               10,915.51               10,664.65               10,733.79
01/31/08               11,053.15               10,784.40               10,849.46
02/29/08               10,547.11               10,191.38               10,302.18
03/31/08               10,848.56               10,525.32               10,582.74
04/30/08               10,975.51               10,694.77               10,718.09
05/31/08               11,041.87               10,772.44               10,795.80
06/30/08               10,917.24               10,678.85               10,686.11
07/31/08               10,958.74               10,663.99               10,681.73
08/31/08               11,086.98               10,772.11               10,787.54
09/30/08               10,567.06               10,140.08               10,202.78
10/31/08               10,459.20                9,898.14                9,934.70
11/30/08               10,492.45                9,840.73                9,850.43
12/31/08               10,645.42                9,836.77                9,839.01
01/31/09               11,035.08               10,253.04               10,268.82
02/28/09               11,093.05               10,361.10               10,381.26
03/31/09               11,095.08               10,381.28               10,340.13
04/30/09               11,316.73               10,626.57               10,612.23
05/31/09               11,436.44               10,774.37               10,811.88
06/30/09               11,329.31               10,707.24               10,734.12
07/31/09               11,518.86               10,878.57               10,891.54
08/31/09               11,715.78               11,144.20               11,163.84
09/30/09               12,136.23               11,641.31               11,692.33
10/31/09               11,881.47               11,354.54               11,423.89
11/30/09               11,979.64               11,424.05               11,470.20
12/31/09               12,020.13               11,507.23               11,557.41
01/31/10               12,082.73               11,554.25               11,610.59
02/28/10               12,199.85               11,665.94               11,721.02
03/31/10               12,170.64               11,666.16               11,742.83
04/30/10               12,318.55               11,821.86               11,896.10
05/31/10               12,410.94               11,942.04               11,991.83
06/30/10               12,418.31               11,932.56               11,955.05
07/31/10               12,573.16               12,068.42               12,091.86
08/31/10               12,861.03               12,387.69               12,379.89
09/30/10               12,840.93               12,409.11               12,396.31
10/31/10               12,805.36               12,357.26               12,378.57
11/30/10               12,549.30               12,055.43               12,032.68
12/31/10               12,306.11               11,755.02               11,754.39
01/31/11               12,215.46               11,573.96               11,595.61
02/28/11               12,409.93               11,796.75               11,749.90
03/31/11               12,368.58               11,752.74               11,694.39
04/30/11               12,590.08               11,999.48               11,905.36
05/31/11               12,805.22               12,275.72               12,130.71
06/30/11               12,849.90               12,329.55               12,191.58
07/31/11               12,981.03               12,459.05               12,308.51
08/31/11               13,203.11               12,675.09               12,480.78
09/30/11               13,339.60               12,894.76               12,706.03
10/31/11               13,290.01               12,848.41               12,653.29
11/30/11               13,368.52               12,913.88               12,688.34
12/31/11               13,622.84               13,189.69               12,933.25
01/31/12               13,937.89               13,591.69               13,309.19
02/29/12               13,951.62               13,598.93               13,337.12
03/31/12               13,860.97               13,508.17               13,260.35
04/30/12               14,020.88               13,671.14               13,414.58
05/31/12               14,137.27               13,825.47               13,553.01
06/30/12               14,122.09               13,814.20               13,543.51
07/31/12               14,345.90               14,056.70               13,788.88
08/31/12               14,362.24               14,091.46               13,812.23
09/30/12               14,448.99               14,163.12               13,890.49
10/31/12               14,489.76               14,216.58               13,949.71
11/30/12               14,728.47               14,512.82               14,225.87
12/31/12               14,546.44               14,267.95               13,994.87
01/31/13               14,607.02               14,342.20               14,103.25
02/28/13               14,651.26               14,395.70               14,141.32
03/31/13               14,588.08               14,333.33               14,046.53
04/30/13               14,747.99               14,501.36               14,224.44
05/31/13               14,567.84               14,312.16               14,056.29
06/30/13               14,155.34               13,730.70               13,520.80
07/31/13               14,031.58               13,542.50               13,300.48
08/31/13               13,831.33               13,318.77               12,981.42
09/30/13               14,129.03               13,654.45               13,255.43
10/31/13               14,240.65               13,757.61               13,356.71
11/30/13               14,211.29               13,733.66               13,307.14
12/31/13               14,175.00               13,696.26               13,231.32
01/31/14               14,451.16               14,011.42               13,492.82
02/28/14               14,620.61               14,198.64               13,701.02
03/31/14               14,645.19               14,243.41               13,743.34
04/30/14               14,821.15               14,419.54               13,909.42
05/31/14               15,012.00               14,607.84               14,157.25
06/30/14               15,025.01               14,616.44               14,110.19
07/31/14               15,051.47               14,612.22               14,134.81
08/31/14               15,233.79               14,789.08               14,361.03
09/30/14               15,249.26               14,831.84               14,398.37
10/31/14               15,353.80               14,923.52               14,476.58
11/30/14               15,380.40               14,943.05               14,508.41
12/31/14               15,457.90               15,023.68               14,603.00
01/31/15               15,731.88               15,264.01               14,865.97
02/28/15               15,569.66               15,148.44               14,736.40
03/31/15               15,614.63               15,205.63               14,774.70
04/30/15               15,532.65               15,126.52               14,691.78
05/31/15               15,489.71               15,096.67               14,707.34
06/30/15               15,475.68               15,053.54               14,614.67
07/31/15               15,587.73               15,172.68               14,707.60
08/31/15               15,618.39               15,217.76               14,755.81
09/30/15               15,731.45               15,288.13               14,858.10

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA New York Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper New York Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA NEW YORK BOND FUND

================================================================================

                         o 12-MONTH DIVIDEND YIELD COMPARISON o

                     [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                        LIPPER NEW YORK
                                 USAA NEW YORK                             MUNICIPAL
                                  BOND FUND                               DEBT FUNDS
                                   SHARES                                  AVERAGE
09/30/06                            4.16%                                   3.74%
09/30/07                            4.20%                                   3.79%
09/30/08                            4.79%                                   4.14%
09/30/09                            4.29%                                   3.91%
09/30/10                            4.08%                                   3.80%
09/30/11                            4.07%                                   3.85%
09/30/12                            3.66%                                   3.46%
09/30/13                            3.80%                                   3.60%
09/30/14                            3.67%                                   3.50%
09/30/15                            3.55%                                   3.39%

                                      [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper New York Municipal Debt Funds Average is an average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA NEW YORK BOND FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UNYBX)

---------------------------------------------------------------------------------------------------
                                                               9/30/15                   3/31/15
---------------------------------------------------------------------------------------------------
Net Assets                                                  $5.5 Million               $5.6 Million
Net Asset Value Per Share                                      $12.12                     $12.26

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                                 $0.403                     $0.406

---------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
---------------------------------------------------------------------------------------------------
     3/31/15-9/30/15*                1 YEAR            5 YEARS         SINCE INCEPTION 8/01/10
           0.52%                     2.93%              4.00%                   4.42%

---------------------------------------------------------------------------------------------------
       30-DAY SEC YIELD** AS OF 9/30/15                       EXPENSE RATIO AS OF 3/31/15***
---------------------------------------------------------------------------------------------------
                     1.69%                                                0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA NEW YORK BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.69% on 9/30/15, and assuming New York state tax
rates of:                             6.65%       6.85%       6.85%       6.85%
and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*
A FULLY TAXABLE INVESTMENT MUST PAY:  2.52%       2.88%       2.97%       3.21%
--------------------------------------------------------------------------------

Assuming the same marginal federal tax rates and combined New York state
and city tax rates of:                10.30%      10.50%      10.50%      10.50%

To match the Adviser Shares' closing 30-day SEC Yield of 1.69% on 9/30/15,
A FULLY TAXABLE INVESTMENT MUST PAY:   2.62%       2.99%       3.09%       3.34%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       BARCLAYS              USAA NEW YORK          LIPPER NEW YORK
                      MUNICIPAL                BOND FUND            MUNICIPAL DEBT
                      BOND INDEX            ADVISER SHARES           FUNDS INDEX
07/31/10              $10,000.00              $10,000.00              $10,000.00
08/31/10               10,228.95               10,261.40               10,238.20
09/30/10               10,212.97               10,276.56               10,251.78
10/31/10               10,184.68               10,230.94               10,237.11
11/30/10                9,981.03                9,978.54                9,951.05
12/31/10                9,787.61                9,727.30                9,720.91
01/31/11                9,715.50                9,575.63                9,589.60
02/28/11                9,870.17                9,758.50                9,717.20
03/31/11                9,837.28                9,721.10                9,671.29
04/30/11               10,013.45                9,923.55                9,845.76
05/31/11               10,184.57               10,150.34               10,032.13
06/30/11               10,220.10               10,193.17               10,082.47
07/31/11               10,324.40               10,298.51               10,179.17
08/31/11               10,501.03               10,475.33               10,321.64
09/30/11               10,609.58               10,655.04               10,507.92
10/31/11               10,570.14               10,615.08               10,464.30
11/30/11               10,632.58               10,667.43               10,493.29
12/31/11               10,834.86               10,893.33               10,695.83
01/31/12               11,085.43               11,223.57               11,006.74
02/29/12               11,096.35               11,227.44               11,029.83
03/31/12               11,024.25               11,149.74               10,966.35
04/30/12               11,151.44               11,282.60               11,093.89
05/31/12               11,244.01               11,408.15               11,208.37
06/30/12               11,231.93               11,397.03               11,200.51
07/31/12               11,409.94               11,595.30               11,403.44
08/31/12               11,422.94               11,612.22               11,422.75
09/30/12               11,491.93               11,678.65               11,487.47
10/31/12               11,524.36               11,720.66               11,536.44
11/30/12               11,714.22               11,962.68               11,764.82
12/31/12               11,569.44               11,758.73               11,573.79
01/31/13               11,617.62               11,818.02               11,663.42
02/28/13               11,652.81               11,860.35               11,694.90
03/31/13               11,602.56               11,806.98               11,616.51
04/30/13               11,729.74               11,943.25               11,763.65
05/31/13               11,586.46               11,775.73               11,624.58
06/30/13               11,258.38               11,275.81               11,181.73
07/31/13               11,159.95               11,118.64               10,999.53
08/31/13               11,000.68               10,932.66               10,735.67
09/30/13               11,237.45               11,206.55               10,962.27
10/31/13               11,326.23               11,289.22               11,046.03
11/30/13               11,302.88               11,267.28               11,005.03
12/31/13               11,274.02               11,234.14               10,942.33
01/31/14               11,493.66               11,491.20               11,158.59
02/28/14               11,628.43               11,643.01               11,330.77
03/31/14               11,647.98               11,677.47               11,365.77
04/30/14               11,787.93               11,820.04               11,503.12
05/31/14               11,939.72               11,972.41               11,708.07
06/30/14               11,950.07               11,977.14               11,669.15
07/31/14               11,971.12               11,971.27               11,689.52
08/31/14               12,116.12               12,113.80               11,876.60
09/30/14               12,128.43               12,146.25               11,907.48
10/31/14               12,211.57               12,218.74               11,972.17
11/30/14               12,232.73               12,232.09               11,998.48
12/31/14               12,294.37               12,295.50               12,076.71
01/31/15               12,512.28               12,500.71               12,294.19
02/28/15               12,383.26               12,393.97               12,187.03
03/31/15               12,419.02               12,437.74               12,218.71
04/30/15               12,353.82               12,380.72               12,150.13
05/31/15               12,319.66               12,343.71               12,163.00
06/30/15               12,308.51               12,306.07               12,086.37
07/31/15               12,397.63               12,401.62               12,163.22
08/31/15               12,422.01               12,446.71               12,203.09
09/30/15               12,511.93               12,502.33               12,287.68

                                   [END CHART]

                       Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA New York Bond Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA NEW YORK BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                                     USAA NEW YORK                      LIPPER NEW YORK
                                      BOND FUND                         MUNICIPAL DEBT
                                       ADVISER                              FUNDS
                                       SHARES                              AVERAGE
09/30/11                                3.86%                               3.85%
09/30/12                                3.45%                               3.46%
09/30/13                                3.58%                               3.60%
09/30/14                                3.44%                               3.50%
09/30/15                                3.32%                               3.39%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper New York Municipal Debt Funds Average is an average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Education ................................................................ 22.0%
Hospital ................................................................. 17.6%
Special Assessment/Tax/Fee ............................................... 11.2%
Water/Sewer Utility ...................................................... 11.0%
General Obligation .......................................................  5.5%
Nursing/CCRC .............................................................  4.8%
Appropriated Debt ........................................................  4.3%
Toll Roads ...............................................................  4.3%
Electric/Gas Utilities ...................................................  3.8%
Buildings ................................................................  3.3%

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

14  | USAA NEW YORK BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        18.6%
AA                                                                         31.4%
A                                                                          29.8%
BBB                                                                        17.0%
BELOW INVESTMENT-GRADE                                                      1.3%
UNRATED                                                                     1.9%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDC       Economic Development Corp.
    ETM       Escrowed to final maturity
    IDA       Industrial Development Authority/Agency
    IDC       Industrial Development Corp.
    MTA       Metropolitan Transportation Authority
    PRE       Prerefunded to a date prior to maturity

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

16  | USAA NEW YORK BOND FUND

================================================================================

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON        FINAL            VALUE
(000)         SECURITY                                               RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (95.5%)

              NEW YORK (90.1%)
$ 1,000       Albany Capital Resource Corp. (PRE)                    6.00%       11/15/2025   $    1,233
    500       Albany IDA                                             5.00         7/01/2031          513
  1,000       Albany IDA (PRE)                                       5.25        11/15/2032        1,097
  1,000       Albany IDA (PRE)                                       5.25        11/15/2032        1,097
    500       Buffalo and Erie County Industrial Land Dev. Corp.     6.00        10/01/2031          585
  2,000       Buffalo and Erie County Industrial Land Dev. Corp.     5.00         7/01/2040        2,178
    700       Build NYC Resource Corp.                               5.00         6/01/2040          778
  1,500       Build NYC Resource Corp.                               5.00         8/01/2042        1,611
  1,000       Build NYC Resource Corp.                               5.50         4/01/2043        1,084
  2,000       Build NYC Resource Corp.                               5.00         7/01/2045        2,225
  1,000       Canton Capital Resource Corp. (INS)                    5.00         5/01/2040        1,097
    750       Cattaraugus County IDA                                 5.10         5/01/2031          759
  2,000       Chautauqua Tobacco Asset Securitization Corp.          5.00         6/01/2048        1,946
    500       Convention Center Dev. Corp.                           5.00        11/15/2045          558
  2,000       Dormitory Auth. (ETM)                                  5.30         2/15/2019        2,178
  1,140       Dormitory Auth. (INS)                                  5.00         7/01/2021        1,145
  1,500       Dormitory Auth. (NBGA)                                 5.00         7/01/2024        1,529
  3,500       Dormitory Auth. (INS)                                  5.00         7/01/2025        3,514
  2,000       Dormitory Auth.                                        5.00         7/01/2026        2,266
  2,000       Dormitory Auth.                                        5.00         7/01/2026        2,053
  1,000       Dormitory Auth.                                        5.00         7/01/2027        1,099
  3,275       Dormitory Auth.                                        5.50         5/15/2030        4,198
    500       Dormitory Auth. (INS)                                  5.00         7/01/2030          530
  1,000       Dormitory Auth.                                        5.00         7/01/2031        1,098
  1,000       Dormitory Auth.                                        5.00         1/15/2032        1,075
    500       Dormitory Auth. (INS)                                  5.63        11/01/2032          590
  2,500       Dormitory Auth. (NBGA)                                 5.00         6/01/2033        2,706
  2,500       Dormitory Auth. (INS)                                  5.00         7/01/2033        2,723
  2,000       Dormitory Auth. (PRE)                                  5.25         7/01/2033        2,297
  1,300       Dormitory Auth.                                        5.75         7/01/2033        1,453
  2,000       Dormitory Auth.                                        5.00         2/15/2034        2,220
  1,200       Dormitory Auth. (INS)                                  5.00         7/01/2034        1,322
    500       Dormitory Auth.                                        5.00         7/01/2034          559
  3,000       Dormitory Auth. (NBGA) (PRE)                           4.70         2/15/2035        3,116
  3,000       Dormitory Auth. (PRE)                                  5.00         7/01/2035        3,108
  1,000       Dormitory Auth.                                        5.25         7/01/2035        1,065
  1,000       Dormitory Auth. (PRE)                                  5.00         7/01/2036        1,076
  2,000       Dormitory Auth. (INS)                                  5.00         8/15/2036        2,096

================================================================================

18  | USAA NEW YORK BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON        FINAL            VALUE
(000)         SECURITY                                               RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$ 1,950       Dormitory Auth. (NBGA)                                 4.75%        2/15/2037   $    2,030
    250       Dormitory Auth.                                        5.30         7/01/2037          266
    500       Dormitory Auth.                                        5.00         5/01/2038          526
  2,000       Dormitory Auth. (PRE)                                  5.00         7/01/2038        2,225
    500       Dormitory Auth.                                        5.50         3/01/2039          560
    500       Dormitory Auth.                                        5.00         5/01/2039          546
  1,000       Dormitory Auth.                                        5.50         7/01/2040        1,136
  2,000       Dormitory Auth. (INS)                                  5.50         7/01/2040        2,535
  2,000       Dormitory Auth.                                        5.00         5/01/2041        2,179
    250       Dormitory Auth.                                        5.00         7/01/2042          264
  1,000       Dormitory Auth.                                        5.00         5/01/2043        1,104
  1,000       Dormitory Auth.                                        5.75         7/01/2043        1,125
  1,500       Dormitory Auth.                                        5.00         7/01/2044        1,664
  1,000       Dutchess County IDA (INS)                              5.50         4/01/2030        1,146
  1,250       Dutchess County Local Dev. Corp.                       5.75         7/01/2040        1,412
  1,000       Dutchess County Local Dev. Corp.                       5.00         7/01/2044        1,085
  1,000       Environmental Facilities Corp.                         4.50         6/15/2036        1,012
    250       Erie County IDA                                        5.25         5/01/2032          288
     70       Housing Finance Agency (INS)                           6.13        11/01/2020           70
  2,500       Liberty Dev. Corp.(a)                                  5.25        10/01/2035        2,962
    560       Liberty Dev. Corp.                                     5.50        10/01/2037          684
  1,000       Liberty Dev. Corp.(b)                                  5.00        11/15/2044        1,014
  1,000       Long Island Power Auth.                                5.00         9/01/2035        1,034
  2,000       Long Island Power Auth.                                5.00         5/01/2038        2,186
  2,000       Long Island Power Auth.                                5.00         9/01/2044        2,210
    500       Monroe County IDC                                      5.25        10/01/2031          541
  1,000       Monroe County IDC                                      5.00        12/01/2037        1,078
    500       Monroe County IDC (INS)                                5.00         1/15/2038          553
  2,100       Monroe County IDC (NBGA)                               5.50         8/15/2040        2,439
  3,000       MTA (INS)                                              4.75        11/15/2028        3,017
  3,000       MTA                                                    5.00        11/15/2035        3,436
  1,500       MTA                                                    5.25        11/15/2038        1,736
  1,000       Nassau County                                          5.00         4/01/2038        1,113
  1,000       Nassau County Local Economic Assistance Corp.          5.00         7/01/2037        1,070
  2,000       New York City                                          5.25         8/15/2023        2,236
  1,885       New York City Health and Hospital Corp.                5.00         2/15/2025        2,051
  1,000       New York City Housing Dev. Corp.                       5.00        11/01/2042        1,039
  1,000       New York City IDA (INS)                                5.00        10/01/2023          991
  1,000       New York City IDA (INS)                                5.25        11/01/2037        1,075
 17,090       New York City Municipal Water Finance Auth.            5.12(c)      6/15/2020       15,977
  2,000       New York City Municipal Water Finance Auth.            5.00         6/15/2039        2,237
  3,000       New York City Transitional Finance Auth.               5.00         1/15/2034        3,243
  1,000       New York City Transitional Finance Auth.               5.13         1/15/2034        1,106

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON        FINAL            VALUE
(000)         SECURITY                                               RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$ 1,250       New York City Transitional Finance Auth.               5.00%        7/15/2043   $    1,402
  2,000       New York City Trust for Cultural Resources             5.00        12/01/2039        2,241
  1,000       New York City Trust for Cultural Resources             5.00         8/01/2043        1,110
    825       Newburgh City                                          5.00         6/15/2023          899
    870       Newburgh City                                          5.00         6/15/2024          941
  1,000       Niagara Area Dev. Corp.                                4.00        11/01/2024        1,009
    750       Niagara Tobacco Asset Securitization Corp.             5.25         5/15/2040          833
  1,500       Onondaga Civic Dev. Corp.                              5.38         7/01/2040        1,611
  1,000       Onondaga Civic Dev. Corp.                              5.00        10/01/2040        1,071
  1,000       Onondaga Civic Dev. Corp.                              5.00         7/01/2042        1,057
  1,000       Onondaga County Trust for Cultural Resources           5.00        12/01/2036        1,140
    600       Rockland County                                        5.00        12/15/2021          670
  1,265       Rockland County                                        3.75        10/01/2025        1,290
    675       Saratoga County IDA                                    5.25        12/01/2032          717
  1,000       Seneca County IDA                                      5.00        10/01/2027        1,060
  1,000       Southold Local Dev. Corp.                              5.00        12/01/2045        1,056
  1,000       State                                                  5.00         2/15/2039        1,115
  1,500       Suffolk County EDC                                     5.00         7/01/2028        1,656
    250       Suffolk County EDC                                     5.00         7/01/2033          276
  2,600       Suffolk County IDA                                     5.00        11/01/2028        2,653
  1,125       Suffolk Tobacco Asset Securitization Corp.             5.38         6/01/2028        1,110
  1,450       Suffolk Tobacco Asset Securitization Corp.             5.00         6/01/2032        1,582
  1,000       Thruway Auth.                                          5.00         4/01/2028        1,113
  1,000       Tompkins County Dev. Corp.                             5.50         7/01/2033        1,120
  1,500       Tompkins County Dev. Corp.                             5.00         7/01/2044        1,597
  1,500       Town of Hempstead IDA                                  4.50         7/01/2036        1,529
  3,675       Triborough Bridge and Tunnel Auth.                     5.00        11/15/2029        4,085
  3,000       Triborough Bridge and Tunnel Auth.                     5.00        11/15/2031        3,285
  1,000       Triborough Bridge and Tunnel Auth.                     3.70(c)     11/15/2032          557
  2,000       Troy Capital Resource Corp.                            5.00         9/01/2030        2,251
  1,000       Upper Mohawk Valley Regional Water
                Finance Auth. (INS)                                  4.25         4/01/2036        1,004
  1,685       Urban Dev. Corp.                                       5.00         1/01/2029        1,854
  2,000       Urban Dev. Corp.                                       5.00         3/15/2036        2,217
  1,000       Westchester County Health Care Corp.                   6.00        11/01/2030        1,138
  1,500       Westchester County Local Dev. Corp.                    5.00         1/01/2034        1,602
  1,000       Yonkers (INS)                                          5.00        10/01/2024        1,148
    665       Yonkers (INS)                                          3.00         7/01/2025          680
                                                                                              ----------
                                                                                                 189,657
                                                                                              ----------
              GUAM (3.4%)
    500       Government                                             5.00         1/01/2037          541
  1,000       Government                                             5.00        11/15/2039        1,097

================================================================================

20  | USAA NEW YORK BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON        FINAL            VALUE
(000)         SECURITY                                               RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$ 1,000       International Airport Auth. (INS)                      5.75%       10/01/2043   $    1,135
  1,000       Power Auth. (INS)                                      5.00        10/01/2030        1,160
    500       Power Auth. (INS)                                      5.00        10/01/2039          570
  1,000       Waterworks Auth.                                       5.00         7/01/2029        1,113
    500       Waterworks Auth.                                       5.00         7/01/2035          547
  1,000       Waterworks Auth.                                       5.50         7/01/2043        1,122
                                                                                              ----------
                                                                                                   7,285
                                                                                              ----------
              PUERTO RICO (0.6%)
  1,390       Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.     5.13         4/01/2032        1,189
                                                                                              ----------
              U.S. VIRGIN ISLANDS (1.4%)
  2,000       Public Finance Auth.                                   5.00        10/01/2032        2,140
    750       Water and Power Auth.                                  5.00         7/01/2018          792
                                                                                              ----------
                                                                                                   2,932
                                                                                              ----------
              Total Fixed-Rate Instruments (cost: $186,887)                                      201,063
                                                                                              ----------

              VARIABLE-RATE DEMAND NOTES (3.7%)

              NEW YORK (1.4%)
    500       Albany IDA (LOC - RBS Citizens, N.A.)                  0.29         7/01/2016          500
    230       Albany IDA (LOC - RBS Citizens, N.A.)(d)               0.24         5/01/2035          230
  1,000       East Rochester Housing Auth. (LOC - RBS
                Citizens, N.A.)                                      0.29        12/01/2036        1,000
  1,250       Monroe County IDA (LOC - RBS Citizens, N.A.)(d)        0.29         7/01/2027        1,250
                                                                                              ----------
                                                                                                   2,980
                                                                                              ----------
              PUERTO RICO (2.3%)
  4,833       Sales Tax Financing Corp. (LIQ) (LOC - Deutsche
                Bank A.G.)(b)                                        0.50         8/01/2054        4,833
                                                                                              ----------
              Total Variable-Rate Demand Notes (cost: $7,813)                                      7,813
                                                                                              ----------
UNITS
--------------------------------------------------------------------------------------------------------
              LIQUIDATING TRUST (0.3%)
    200       Center for Medical Science, Inc., acquired 11/20/2012;
                cost $499*(e),(f)                                                                    570
                                                                                              ----------
              Total Liquidating Trust (cost: $499)                                                   570
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $195,199)                                              $  209,446
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)             (LEVEL 2)         (LEVEL 3)
                                      QUOTED PRICES     OTHER SIGNIFICANT       SIGNIFICANT
                                  IN ACTIVE MARKETS            OBSERVABLE      UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS                INPUTS            INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-              $201,063                $-     $201,063
Variable-Rate Demand Notes                        -                 7,813                 -        7,813
Liquidating Trust                                 -                   570                 -          570
--------------------------------------------------------------------------------------------------------
Total                                            $-              $209,446                $-     $209,446
--------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA NEW YORK BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) At September 30, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $1,185,000.

    (b) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (d) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $570,000, which represented 0.3% of the Fund's net assets.

    (f) Restricted security that is not registered under the Securities Act of 1933.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA NEW YORK BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $195,199)                              $209,446
   Cash                                                                                             36
   Receivables:
       Capital shares sold                                                                          51
       Interest                                                                                  2,429
                                                                                              --------
           Total assets                                                                        211,962
                                                                                              --------
LIABILITIES
   Payables:
       Securities purchased                                                                      1,171
       Capital shares redeemed                                                                      40
       Dividends on capital shares                                                                 123
   Accrued management fees                                                                          67
   Accrued transfer agent's fees                                                                     1
   Other accrued expenses and payables                                                              28
                                                                                              --------
           Total liabilities                                                                     1,430
                                                                                              --------
              Net assets applicable to capital shares outstanding                             $210,532
                                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $199,809
   Undistributed net investment income                                                               1
   Accumulated net realized loss on investments                                                 (3,525)
   Net unrealized appreciation of investments                                                   14,247
                                                                                              --------
              Net assets applicable to capital shares outstanding                             $210,532
                                                                                              ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $205,052/16,884 shares outstanding)                         $  12.14
                                                                                              ========
       Adviser Shares (net assets of $5,480/452 shares outstanding)                           $  12.12
                                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                            $  4,479
                                                                                              --------
EXPENSES
   Management fees                                                                                 413
   Administration and servicing fees:
       Fund Shares                                                                                 156
       Adviser Shares                                                                                4
   Transfer agent's fees:
       Fund Shares                                                                                  25
   Distribution and service fees (Note 6D):
       Adviser Shares                                                                                7
   Custody and accounting fees:
       Fund Shares                                                                                  35
       Adviser Shares                                                                                1
   Postage:
       Fund Shares                                                                                   2
   Shareholder reporting fees:
       Fund Shares                                                                                   7
   Trustees' fees                                                                                   13
   Registration fees:
       Fund Shares                                                                                   1
   Professional fees                                                                                39
   Other                                                                                             5
                                                                                              --------
           Total expenses                                                                          708
                                                                                              --------
NET INVESTMENT INCOME                                                                            3,771
                                                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
   Net realized gain                                                                                76
   Change in net unrealized appreciation/(depreciation)                                         (2,676)
                                                                                              --------
       Net realized and unrealized loss                                                         (2,600)
                                                                                              --------
   Increase in net assets resulting from operations                                           $  1,171
                                                                                              ========

See accompanying notes to financial statements.

================================================================================

26  | USAA NEW YORK BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

--------------------------------------------------------------------------------------------------------
                                                                       9/30/2015               3/31/2015
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  3,771                $  7,456
   Net realized gain (loss) on investments                                    76                  (1,001)
   Change in net unrealized appreciation/(depreciation)
       of investments                                                     (2,676)                  7,025
                                                                        --------------------------------
       Increase in net assets resulting from operations                    1,171                  13,480
                                                                        --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                        (3,674)                 (7,271)
       Adviser Shares                                                        (92)                   (181)
                                                                        --------------------------------
       Distributions to shareholders                                      (3,766)                 (7,452)
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                            (4,053)                 11,682
   Adviser Shares                                                            (92)                    140
                                                                        --------------------------------
       Total net increase (decrease) in net assets from
           capital share transactions                                     (4,145)                 11,822
                                                                        --------------------------------
   Net increase (decrease) in net assets                                  (6,740)                 17,850

NET ASSETS
   Beginning of period                                                   217,272                 199,422
                                                                        --------------------------------
   End of period                                                        $210,532                $217,272
                                                                        ================================
Undistributed (overdistribution of) net investment income:
   End of period                                                        $      1                $     (4)
                                                                        ================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

The Fund consists of two classes of shares: New York Bond Fund Shares (Fund Shares) and New York Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

28  | USAA NEW YORK BOND FUND

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

30  | USAA NEW YORK BOND FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and a liquidating trust, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,171,000.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares did not charge any redemption fees.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

32  | USAA NEW YORK BOND FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2015, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                           CAPITAL LOSS CARRYFORWARDS
          ----------------------------------------------------------
             EXPIRES                SHORT-TERM            LONG-TERM
          -------------             ----------            ----------
              2019                  $    1,000            $        -
          No Expiration                815,000             2,785,000
          -------------             ----------            ----------
              Total                 $  816,000            $2,785,000
                                    ==========            ==========

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $12,672,000 and $15,425,000, respectively.

================================================================================

34  | USAA NEW YORK BOND FUND

================================================================================

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $14,720,000 and $473,000, respectively, resulting in net unrealized appreciation of $14,247,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH PERIOD ENDED                     YEAR ENDED
                                            SEPTEMBER 30, 2015                     MARCH 31, 2015
--------------------------------------------------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                         ---------------------------------------------------------------
FUND SHARES:
Shares sold                                 348          $  4,240             1,579             $ 19,243
Shares issued from
 reinvested dividends                       251             3,045               490                5,987
Shares redeemed                            (936)          (11,338)           (1,112)             (13,548)
                                         ---------------------------------------------------------------
Net increase (decrease) from
 capital share transactions                (337)         $ (4,053)              957             $ 11,682
                                         ===============================================================
ADVISER SHARES:
Shares sold                                   -*         $      4                30             $    365
Shares issued from
 reinvested dividends                         1                 7                 1                   11
Shares redeemed                              (9)             (103)              (19)                (236)
                                         ---------------------------------------------------------------
Net increase (decrease) from
 capital share transactions                  (8)         $    (92)               12             $    140
                                         ===============================================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond Fund and USAA New York Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2015, the Fund's effective annualized base fee was 0.35% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                               ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                            (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------
    +/- 20 to 50                                    +/- 4
    +/- 51 to 100                                   +/- 5
    +/- 101 and greater                             +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which

================================================================================

36  | USAA NEW YORK BOND FUND

================================================================================

    is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $413,000, which included a 0.04% performance adjustment for the Fund Shares in the amount of $41,000. For the six-month period ended September 30, 2015, the Adviser Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $156,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $25,000 and less than $500, respectively.

D. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 420,000 Adviser Shares, which represents 92.8% of the Adviser Shares and 2.4% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA NEW YORK BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                               ---------------------------------------------------------------------------------------
                                   2015           2015            2014           2013             2012            2011
                               ---------------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  12.29       $  11.93        $  12.47       $  12.18         $  11.03        $  11.46
                               ---------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .22            .44             .45            .45              .47             .49
 Net realized and
  unrealized gain (loss)           (.16)           .36            (.54)           .29             1.15            (.39)
                               ---------------------------------------------------------------------------------------
Total from investment
 operations                         .06            .80            (.09)           .74             1.62             .10
                               ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.21)          (.44)           (.45)          (.45)            (.47)           (.49)
 Realized capital gains               -              -               -              -                -            (.04)
                               ---------------------------------------------------------------------------------------
Total distributions                (.21)          (.44)           (.45)          (.45)            (.47)           (.53)
                               ---------------------------------------------------------------------------------------
Net asset value at
 end of period                 $  12.14       $  12.29        $  11.93       $  12.47         $  12.18        $  11.03
                               =======================================================================================
Total return (%)*                   .54           6.76            (.63)          6.12            14.93             .74
Net assets at end
 of period (000)               $205,052       $211,634        $194,083       $217,464         $196,957        $176,642
Ratios to average
 net assets:**
 Expenses (%)(a)                    .66(b)         .66             .67            .65              .66             .63
 Net investment
  income (%)                       3.55(b)        3.58            3.80           3.59             4.01            4.23
Portfolio turnover (%)                6              5               6              8               11              16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $207,412,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                                  PERIOD ENDED
                               SEPTEMBER 30,                         YEAR ENDED MARCH 31,                     MARCH 31,
                               ------------------------------------------------------------------------------------------
                                  2015           2015            2014           2013             2012            2011***
                               ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period            $12.26         $11.90          $12.47         $12.18           $11.03          $11.69
                                -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .20            .41             .42            .42              .45             .30
 Net realized and
  unrealized gain (loss)          (.14)           .36            (.57)           .29             1.15            (.62)
                                -------------------------------------------------------------------------------------
Total from investment
 operations                        .06            .77            (.15)           .71             1.60            (.32)
                                -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.20)          (.41)           (.42)          (.42)            (.45)           (.30)
 Realized capital gains              -              -               -              -                -            (.04)
                                -------------------------------------------------------------------------------------
Total distributions               (.20)          (.41)           (.42)          (.42)            (.45)           (.34)
                                -------------------------------------------------------------------------------------
Net asset value at
 end of period                  $12.12         $12.26          $11.90         $12.47           $12.18          $11.03
                                =====================================================================================
Total return (%)*                  .52           6.51           (1.10)          5.90            14.69           (2.79)
Net assets at end
 of period (000)                $5,480         $5,638          $5,339         $6,334           $5,201          $4,631
Ratios to average
 net assets:**
 Expenses (%)(a)                   .86(b)         .90(c)          .89            .85              .87             .90(b)
 Expenses, excluding
  reimbursements (%)(a)            .86(b)         .90             .89            .85              .87             .96(b)
 Net investment
  income (%)                      3.34(b)        3.34            3.57           3.39             3.79            4.01(b)
Portfolio turnover (%)               6              5               6              8               11              16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $5,504,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average net assets.

================================================================================

40  | USAA NEW YORK BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING                ENDING               DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE           APRIL 1, 2015 -
                                        APRIL 1, 2015         SEPTEMBER 30, 2015      SEPTEMBER 30, 2015
                                       ------------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,005.40                  $3.31

Hypothetical
 (5% return before expenses)                1,000.00              1,021.70                   3.34

ADVISER SHARES
Actual                                      1,000.00              1,005.20                   4.31

Hypothetical
 (5% return before expenses)                1,000.00              1,020.70                   4.34

*Expenses are equal to the Fund's annualized expense ratio of 0.66% for Fund
 Shares and 0.86% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.54% for Fund Shares and 0.52% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

42  | USAA NEW YORK BOND FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

================================================================================

44  | USAA NEW YORK BOND FUND

================================================================================

current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was equal to the medians of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was equal to the median of its expense group and below the median of its expense universe. The Board took into account the various

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2014, was in the top 35% of its performance universe for the three-year period ended December 31, 2014, and was in the top 15% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

46  | USAA NEW YORK BOND FUND

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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   39608-1115                                (C)2015, USAA. All rights reserved.

  [LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA NEW YORK MONEY MARKET FUND
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         14

    Financial Statements                                                      15

    Notes to Financial Statements                                             18

EXPENSE EXAMPLE                                                               27

ADVISORY AGREEMENT(S)                                                         29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211736-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE NEW YORK MONEY MARKET FUND (THE FUND) PROVIDES NEW YORK INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND HAS A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

--------------------------------------------------------------------------------

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   Despite the expectations of some market participants, the Federal Reserve (the Fed) did not raise short-term interest rates during the reporting period. Instead, Fed officials continued to hold the federal funds target rate between 0% and 0.25% and reiterated that any future interest rate increase would be data dependent. Near the end of the reporting period, Fed Chair Janet Yellen noted that an interest rate increase could potentially come later in 2015 based on the Fed's inflation expectations and other factors.

   As a result of the Fed's ongoing commitment to maintaining low interest rates, yields on tax-exempt money market funds stayed at or near zero throughout the reporting period. Accordingly, money market funds provided very low absolute yields, though investors continued to rely on them for the safety and liquidity they offer.

   The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), remained in a narrow range, starting the reporting period at 0.02%, rising to a high of 0.11% on April 29, 2015, amidst tax season-related redemptions, and ending the reporting period by revisiting its all-time low of 0.02%.

   The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee.

================================================================================

2  | USAA NEW YORK MONEY MARKET FUND

================================================================================

o HOW DID THE USAA NEW YORK MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the reporting period ended September 30, 2015, the Fund had a total return of 0.01%*, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

   New York is experiencing a moderate economic recovery and improvements in employment, personal income, and wages are evident. Monetary settlements from financial institutions have provided a significant windfall for the state, with nearly $5 billion in settlements received in the 2015 fiscal year and another $2.5 billion in the 2016 fiscal year to date. New York state also maintains approximately $1.8 billion in "rainy day" reserves. Given its on-time budgets and very moderate spending increases, the state's finances appear to be in good shape. At the end of the reporting period, the state's general obligation bonds were rated Aa1 by Moody's Investors Service, Inc., AA+ by Standard & Poor's Ratings Services, and AA+ by Fitch Ratings Inc.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   During the reporting period, we focused the majority of the Fund's investments on VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of

   Refer to page 7 for benchmark definition.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   *Represents actual total return of 0.005%.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   face value) upon seven days or less notice. Moreover, they offer the Fund a certain degree of safety; many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

   Also during the reporting period, we sought to enhance the Fund's yield by investing in securities with longer maturities. However, because interest rates remained near historic lows, these holdings did not significantly increase the Fund's yield. We relied on our in-house team of analysts to help us identify attractive opportunities for the Fund. They continuously analyze and monitor the holdings in the portfolio.

   We appreciate the opportunity to help you with your investment needs.

   As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax. o VRDNs are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

4  | USAA NEW YORK MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND (THE FUND) (Ticker Symbol: UNYXX)

--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $81.0 Million               $85.0 Million
Net Asset Value Per Share                $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                   20 Days                     22 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*           1 YEAR            5 YEARS             10 YEARS
        0.01%***               0.04%             0.03%                0.93%

--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/15
--------------------------------------------------------------------------------
    UNSUBSIDIZED                 -0.46%        SUBSIDIZED             0.01%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/15**
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT         0.79%         AFTER REIMBURSEMENT    0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund's average net assets. This reimbursement

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2016. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

***Represents actual total return of 0.005%.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

6  | USAA NEW YORK MONEY MARKET FUND

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                                   USAA NEW YORK
                                     iMoneyNet                      MONEY MARKET
                                      AVERAGE                           FUND
 9/29/2014                             0.01%                            0.01%
10/27/2014                             0.01%                            0.01%
11/24/2014                             0.01%                            0.01%
12/29/2014                             0.01%                            0.01%
 1/26/2015                             0.01%                            0.01%
 2/23/2015                             0.01%                            0.01%
 3/30/2015                             0.01%                            0.01%
 4/27/2015                             0.01%                            0.01%
 5/26/2015                             0.01%                            0.01%
 6/29/2015                             0.01%                            0.01%
 7/27/2015                             0.01%                            0.01%
 8/31/2015                             0.01%                            0.01%
 9/28/2015                             0.01%                            0.01%

                                  [END CHART]

       Data represents the last Monday of each month. Ending date 9/28/15.

The graph tracks the USAA New York Money Market Fund's seven-day yield against an average of money market fund yields of all state-specific and retail state tax-free and municipal money funds calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                          o TOP 10 INDUSTRIES - 9/30/15 o
                                  (% of Net Assets)

Education ...............................................................  17.0%
Nursing/CCRC ............................................................  14.1%
General Obligation ......................................................  11.4%
Community Service .......................................................   9.9%
Multifamily Housing .....................................................   9.4%
Buildings ...............................................................   7.6%
Real Estate Tax/Fee .....................................................   7.4%
Toll Roads ..............................................................   7.4%
Special Assessment/Tax/Fee ..............................................   4.9%
Electric/Gas Utilities ..................................................   4.4%

                           o PORTFOLIO MIX - 9/30/15 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE RATE DEMAND NOTES                                                 93.1%
FIXED-RATE INSTRUMENTS                                                      6.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-13.

================================================================================

8  | USAA NEW YORK MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                 USAA NEW YORK
                                                                 MONEY MARKET
                                                                    FUND
09/30/05                                                          $10,000.00
10/31/05                                                           10,016.66
11/30/05                                                           10,035.72
12/31/05                                                           10,058.61
01/31/06                                                           10,077.82
02/28/06                                                           10,097.45
03/31/06                                                           10,120.25
04/30/06                                                           10,142.13
05/31/06                                                           10,166.88
06/30/06                                                           10,194.54
07/31/06                                                           10,218.88
08/31/06                                                           10,244.50
09/30/06                                                           10,270.61
10/31/06                                                           10,295.40
11/30/06                                                           10,320.88
12/31/06                                                           10,349.55
01/31/07                                                           10,374.27
02/28/07                                                           10,398.67
03/31/07                                                           10,426.15
04/30/07                                                           10,452.31
05/31/07                                                           10,481.15
06/30/07                                                           10,509.12
07/31/07                                                           10,535.51
08/31/07                                                           10,566.36
09/30/07                                                           10,591.93
10/31/07                                                           10,618.78
11/30/07                                                           10,646.19
12/31/07                                                           10,671.92
01/31/08                                                           10,695.27
02/29/08                                                           10,713.69
03/31/08                                                           10,735.01
04/30/08                                                           10,752.76
05/31/08                                                           10,772.51
06/30/08                                                           10,786.62
07/31/08                                                           10,801.20
08/31/08                                                           10,817.28
09/30/08                                                           10,845.13
10/31/08                                                           10,878.86
11/30/08                                                           10,890.16
12/31/08                                                           10,899.86
01/31/09                                                           10,903.36
02/28/09                                                           10,906.63
03/31/09                                                           10,911.34
04/30/09                                                           10,918.08
05/31/09                                                           10,925.36
06/30/09                                                           10,931.30
07/31/09                                                           10,936.63
08/31/09                                                           10,940.54
09/30/09                                                           10,943.35
10/31/09                                                           10,944.45
11/30/09                                                           10,944.55
12/31/09                                                           10,951.98
01/31/10                                                           10,952.07
02/28/10                                                           10,952.15
03/31/10                                                           10,952.24
04/30/10                                                           10,952.34
05/31/10                                                           10,952.63
06/30/10                                                           10,952.77
07/31/10                                                           10,952.87
08/31/10                                                           10,952.96
09/30/10                                                           10,953.05
10/31/10                                                           10,953.14
11/30/10                                                           10,953.23
12/31/10                                                           10,957.38
01/31/11                                                           10,957.46
02/28/11                                                           10,957.55
03/31/11                                                           10,957.64
04/30/11                                                           10,957.73
05/31/11                                                           10,957.82
06/30/11                                                           10,957.91
07/31/11                                                           10,958.00
08/31/11                                                           10,958.10
09/30/11                                                           10,958.19
10/31/11                                                           10,958.28
11/30/11                                                           10,958.37
12/31/11                                                           10,958.47
01/31/12                                                           10,958.61
02/29/12                                                           10,958.70
03/31/12                                                           10,958.79
04/30/12                                                           10,958.88
05/31/12                                                           10,958.97
06/30/12                                                           10,959.07
07/31/12                                                           10,959.15
08/31/12                                                           10,959.26
09/30/12                                                           10,959.34
10/31/12                                                           10,959.43
11/30/12                                                           10,959.53
12/31/12                                                           10,960.60
01/31/13                                                           10,960.69
02/28/13                                                           10,960.78
03/31/13                                                           10,960.87
04/30/13                                                           10,960.96
05/31/13                                                           10,961.05
06/30/13                                                           10,961.14
07/31/13                                                           10,961.24
08/31/13                                                           10,961.33
09/30/13                                                           10,961.42
10/31/13                                                           10,961.51
11/30/13                                                           10,961.60
12/31/13                                                           10,961.70
01/31/14                                                           10,961.79
02/28/14                                                           10,961.87
03/31/14                                                           10,961.96
04/30/14                                                           10,962.05
05/31/14                                                           10,962.15
06/30/14                                                           10,962.24
07/31/14                                                           10,962.33
08/31/14                                                           10,962.42
09/30/14                                                           10,962.51
10/31/14                                                           10,962.60
11/30/14                                                           10,962.69
12/31/14                                                           10,965.91
01/31/15                                                           10,966.01
02/28/15                                                           10,966.09
03/31/15                                                           10,966.18
04/30/15                                                           10,966.27
05/31/15                                                           10,966.36
06/30/15                                                           10,966.45
07/31/15                                                           10,966.55
08/31/15                                                           10,966.64
09/30/15                                                           10,966.73

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   CSD    Central School District
   IDA    Industrial Development Authority/Agency
   MTA    Metropolitan Transportation Authority

   CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission
   (SEC) rules applicable to money market funds. With respect

================================================================================

10  | USAA NEW YORK MONEY MARKET FUND

================================================================================

   to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON      FINAL        VALUE
(000)       SECURITY                                                RATE      MATURITY      (000)
-------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (93.1%)

            NEW YORK (93.1%)
$ 1,320     Albany IDA (LOC - RBS Citizens, N.A.)                   0.24%    5/01/2035    $ 1,320
  6,170     Build New York City Resource Corp.
              (LOC - TD Bank, N.A.)                                 0.06    12/01/2045      6,170
  2,395     Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.15     8/01/2027      2,395
  1,015     Erie County IDA (LOC - Fifth Third Bank)                0.35    10/01/2026      1,015
  3,600     Housing Finance Agency (LOC - Landesbank
              Hessen-Thuringen)                                     0.01    11/01/2037      3,600
  4,000     Housing Finance Agency (LOC - Landesbank
              Hessen-Thuringen)                                     0.02     5/01/2042      4,000
  6,000     Hudson Yards Infrastructure Corp. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         0.23     2/15/2047      6,000
  3,550     Long Island Power Auth. (LOC - Bayerische
              Landesbank)                                           0.02     5/01/2033      3,550
  2,745     Monroe County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                    0.07    12/01/2034      2,745
  4,000     MTA (LOC - Bank of the West)                            0.02    11/15/2045      4,000
  3,700     New York City (LOC - Sumitomo Mitsui
              Banking Corp.)                                        0.01     9/01/2035      3,700
    600     New York City (LOC - Manufacturers &
              Traders Trust Co.)                                    0.06    12/01/2040        600
    825     New York City IDA (LOC - TD Bank, N.A.)                 0.12    12/01/2027        825
  3,765     New York City IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                     0.05    12/01/2034      3,765
    925     New York City IDA (LOC - Santander Bank, N.A.)          0.29     5/01/2036        925
  1,890     New York City IDA (LOC - Key Bank, N.A.)                0.10     7/01/2037      1,890
  3,885     New York City IDA (LOC - Key Bank, N.A.)                0.10     7/01/2038      3,885
  3,000     Onondaga County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                    0.07    12/01/2031      3,000
  1,400     Ontario County IDA (LOC - Royal Bank
              of Scotland N.V.)                                     0.35     3/01/2028      1,400
  1,880     Ontario County IDA (LOC - Key Bank, N.A.)               0.09     7/01/2030      1,880
  2,765     Ramapo Housing Auth. (LOC - Manufacturers &
              Traders Trust Co.)                                    0.12    12/01/2029      2,765
  2,600     Rensselaer County IDA (LOC - RBS Citizens, N.A.)        0.22    10/30/2035      2,600
  6,075     Tompkins County IDA
              (LOC - Bank of America, N.A.)                         0.13     2/01/2037      6,075

================================================================================

12  | USAA NEW YORK MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON      FINAL        VALUE
(000)       SECURITY                                                RATE      MATURITY      (000)
-------------------------------------------------------------------------------------------------
$ 6,000     Triborough Bridge and Tunnel Auth.
              (LOC - State Street Bank and Trust Co.)               0.01%    1/01/2032    $ 6,000
  1,235     Westchester County IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                     0.02    10/01/2028      1,235
                                                                                          -------
                                                                                           75,340
                                                                                          -------
            Total Variable-Rate Demand Notes (cost: $75,340)                               75,340
                                                                                          -------

            FIXED-RATE INSTRUMENTS (6.8%)

            NEW YORK (6.8%)
  2,000     Copiague Union Free School District                     2.00     6/21/2016      2,019
  2,000     Potsdam CSD                                             1.50     6/24/2016      2,011
  1,502     Springville-Griffith Institute CSD                      1.00    10/08/2015      1,502
                                                                                          -------
                                                                                            5,532
                                                                                          -------
            Total Fixed-Rate Instruments (cost: $5,532)                                     5,532
                                                                                          -------

            TOTAL INVESTMENTS (COST: $80,872)                                             $80,872
                                                                                          =======

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT       SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS            INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                        $-             $75,340                $-         $75,340
Fixed-Rate Instruments                             -               5,532                 -           5,532
----------------------------------------------------------------------------------------------------------
Total                                             $-             $80,872                $-         $80,872
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at September 30, 2015, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

14  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                 $80,872
   Cash                                                                                     287
   Receivables:
       Capital shares sold                                                                   38
       USAA Asset Management Company (Note 4D)                                               38
       Interest                                                                              40
                                                                                        -------
             Total assets                                                                81,275
                                                                                        -------
LIABILITIES
   Payables:
       Capital shares redeemed                                                              254
   Accrued management fees                                                                   23
   Accrued transfer agent's fees                                                              9
   Other accrued expenses and payables                                                       27
                                                                                        -------
             Total liabilities                                                              313
                                                                                        -------
                 Net assets applicable to capital shares outstanding                    $80,962
                                                                                        =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $80,961
   Accumulated net realized gain on investments                                               1
                                                                                        -------
                 Net assets applicable to capital shares outstanding                    $80,962
                                                                                        =======
   Capital shares outstanding, unlimited number of shares
       authorized, no par value                                                          80,962
                                                                                        =======
   Net asset value, redemption price, and offering price per share                      $  1.00
                                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                      $  73
                                                                                        -----
EXPENSES
   Management fees                                                                        153
   Administration and servicing fees                                                       44
   Transfer agent's fees                                                                   64
   Custody and accounting fees                                                             33
   Postage                                                                                  2
   Shareholder reporting fees                                                               6
   Trustees' fees                                                                          13
   Registration fees                                                                        1
   Professional fees                                                                       48
   Other                                                                                    5
                                                                                        -----
           Total expenses                                                                 369
   Expenses reimbursed                                                                   (300)
                                                                                        -----
           Net expenses                                                                    69
                                                                                        -----
NET INVESTMENT INCOME                                                                       4
                                                                                        -----
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                        1
                                                                                        -----
   Increase in net assets resulting from operations                                     $   5
                                                                                        =====

See accompanying notes to financial statements.

================================================================================

16  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

------------------------------------------------------------------------------------------------
                                                                       9/30/2015       3/31/2015
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $      4         $      9
   Net realized gain on investments                                           1               28
                                                                       -------------------------
      Increase in net assets resulting from operations                        5               37
                                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (4)              (9)
   Net realized gains                                                         -              (28)
                                                                       -------------------------
      Distributions to shareholders                                          (4)             (37)
                                                                       -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             36,845           85,108
   Reinvested dividends                                                       4               37
   Cost of shares redeemed                                              (40,851)         (99,110)
                                                                       -------------------------
      Decrease in net assets from capital
           share transactions                                            (4,002)         (13,965)
                                                                       -------------------------
   Net decrease in net assets                                            (4,001)         (13,965)

NET ASSETS
   Beginning of period                                                   84,963           98,928
                                                                       -------------------------
   End of period                                                       $ 80,962         $ 84,963
                                                                       =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           36,846           85,108
   Shares issued for dividends reinvested                                     4               37
   Shares redeemed                                                      (40,851)         (99,110)
                                                                       -------------------------
      Decrease in shares outstanding                                     (4,001)         (13,965)
                                                                       =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

20  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    Bond Fund and USAA New York Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $153,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $44,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $64,000.

D. EXPENSE LIMITATION - The Manager agreed, through August 1, 2016, to limit the total annual operating expenses of the Fund to 0.60% of its average net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. The Manager also has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager may modify or terminate this arrangement at any time. For the six-month period ended September 30, 2015, the Fund incurred reimbursable expenses of $300,000, of which $38,000 was receivable from the Manager.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                 ---------------------------------------------------------------------------------
                                     2015           2015           2014           2013          2012          2011
                                 ---------------------------------------------------------------------------------
Net asset value at
 beginning of period              $  1.00        $  1.00        $  1.00        $  1.00      $   1.00      $   1.00
                                  --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income(a)             .00            .00            .00            .00           .00           .00
 Net realized and
  unrealized gain (loss)(a)           .00            .00           (.00)           .00           .00           .00
                                  --------------------------------------------------------------------------------
Total from investment
 operations(a)                        .00            .00            .00            .00           .00           .00
                                  --------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)            (.00)          (.00)          (.00)          (.00)         (.00)         (.00)
 Realized capital gains                 -           (.00)(a)          -           (.00)(a)         -          (.00)(a)
                                  --------------------------------------------------------------------------------
Total distributions(a)               (.00)          (.00)          (.00)          (.00)         (.00)         (.00)
                                  --------------------------------------------------------------------------------
Net asset value at
 end of period                    $  1.00        $  1.00        $  1.00        $  1.00      $   1.00      $   1.00
                                  ================================================================================
Total return (%)*,(c)                 .00(d)         .04            .01            .02           .01(b)        .05
Net assets at
 end of period (000)              $80,962        $84,963        $98,928        $97,796      $100,012      $104,377
Ratios to average
 net assets:**
 Expenses (%)(c),(f)                  .16(e)         .17            .21            .33           .45(b)        .48
 Expenses, excluding
  reimbursements (%)(f)               .85(e)         .79            .77            .73           .73           .71
 Net investment income (%)            .01(e)         .01            .01            .01           .01           .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $87,141,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2012, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(c) In addition to the Fund's 0.60% annual expense cap, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(d) Represents less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING               ENDING               DURING PERIOD*
                                      ACCOUNT VALUE          ACCOUNT VALUE           APRIL 1, 2015 -
                                      APRIL 1, 2015        SEPTEMBER 30, 2015      SEPTEMBER 30, 2015
                                      ---------------------------------------------------------------
Actual                                  $1,000.00              $1,000.00                 $0.80

Hypothetical
 (5% return before expenses)             1,000.00               1,024.20                  0.81

*Expenses are equal to the Fund's annualized expense ratio of 0.16%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was equal to the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed all/a significant portion of Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2014, and was lower than the average of its performance universe and above its Lipper index for the five-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2014, was in the top 15% of its performance universe for the three-year period ended December 31, 2014, and was in the top 35% of its performance universe for the five-year period ended December 31, 2014. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

================================================================================

Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services provided by the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  33

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39610-1115                                (C)2015, USAA. All rights reserved.

  [LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA TAX EXEMPT INTERMEDIATE-TERM FUND
     FUND SHARES o ADVISER SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER              [PHOTO OF BROOKS ENGLEHARD]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         40

    Financial Statements                                                      42

    Notes to Financial Statements                                             45

EXPENSE EXAMPLE                                                               58

ADVISORY AGREEMENT(S)                                                         60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211745-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PROVIDES
INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

REGINA G. SHAFER, CFA                                [PHOTO OF REGINA G. SHAFER]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset somewhat the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates rose during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Supply increased, though many of the new issues were refunded bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable U.S. corporate bonds, benefiting from investors' search for yield and their tax-advantaged status.

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax

================================================================================

2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address potential pension-funding shortfalls.

o HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 0.54% and 0.48%, respectively, versus an average return of 0.19% amongst the funds in the Lipper Intermediate Municipal Debt Funds category. This compares to returns of 0.47% for the Lipper Intermediate Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.28% and 3.04%, respectively, compared to the Lipper category average of 2.21%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continued to focus on income generation. Over the long-term, the Fund's income distribution, rather than its price appreciation, tends to account for a majority of its total return. As a result of our focus on income, the Fund generally invests in bonds in the BBB and A rated categories.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    Overall, the Fund performed well during the reporting period, benefiting from our independent research. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We use research both to recognize value and avoid potential pitfalls.

    We continue to maintain a diversified portfolio consisting primarily of investment-grade municipal bonds, that are continuously monitored by our team of analysts. The Fund continues to be diversified by sector, issuer, and geography, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (FUND SHARES)
(Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $3.9 Billion                $3.9 Billion
Net Asset Value Per Share               $13.44                      $13.59

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.441                      $0.449
Dollar-Weighted Average
Portfolio Maturity(+)                 9.0 Years                    8.4 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*         1 YEAR             5 YEARS             10 YEARS
         0.54%               2.40%              4.13%                4.39%

--------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 9/30/15              EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
               1.83%                                     0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS            4.39%         =          4.17%          +        0.22%
5 YEARS             4.13%         =          3.80%          +        0.33%
1 YEAR              2.40%         =          3.28%          +       -0.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006-SEPTEMBER 30, 2015

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                             CHANGE IN
                 TOTAL RETURN          DIVIDEND RETURN      SHARE PRICE
9/30/06               4.37%                4.28%               0.09%
9/30/07               2.43%                4.21%              -1.78%
9/30/08              -2.92%                4.29%              -7.21%
9/30/09              13.72%                5.44%               8.28%
9/30/10               6.35%                4.52%               1.83%
9/30/11               3.93%                4.41%              -0.48%
9/30/12               8.34%                4.07%               4.27%
9/30/13              -0.43%                3.51%              -3.94%
9/30/14               6.63%                3.75%               2.88%
9/30/15               2.40%                3.28%              -0.88%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming marginal federal tax
rates of:                             28.00%    36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years          4.17%               5.79%     6.60%       6.81%       7.37%
5 Years           3.80%               5.28%     6.01%       6.21%       6.71%
1 Year            3.28%               4.56%     5.19%       5.36%       5.80%

To match the Fund Shares' closing 30-day SEC Yield of 1.83% on 9/30/15,

A FULLY TAXABLE INVESTMENT MUST PAY:  2.54%     2.89%       2.98%       3.22%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT     LIPPER INTERMEDIATE
                   BARCLAYS MUNICIPAL     INTERMEDIATE-TERM       MUNICIPAL DEBT
                      BOND INDEX             FUND SHARES           FUNDS INDEX
09/30/05              $10,000.00            $10,000.00             $10,000.00
10/31/05                9,939.27              9,941.52               9,947.88
11/30/05                9,986.99              9,991.23               9,987.72
12/31/05               10,072.87             10,075.53              10,056.41
01/31/06               10,100.05             10,100.37              10,082.33
02/28/06               10,167.86             10,174.08              10,125.96
03/31/06               10,097.74             10,103.87              10,066.38
04/30/06               10,094.27             10,082.97              10,063.05
05/31/06               10,139.23             10,134.05              10,110.38
06/30/06               10,101.06             10,094.27              10,070.75
07/31/06               10,221.21             10,213.69              10,175.57
08/31/06               10,372.88             10,359.43              10,307.91
09/30/06               10,445.03             10,436.13              10,368.85
10/31/06               10,510.53             10,487.04              10,417.33
11/30/06               10,598.14             10,571.07              10,481.67
12/31/06               10,560.70             10,533.72              10,445.37
01/31/07               10,533.66             10,519.94              10,423.18
02/28/07               10,672.46             10,652.77              10,534.35
03/31/07               10,646.15             10,618.32              10,523.99
04/30/07               10,677.67             10,654.03              10,550.88
05/31/07               10,630.39             10,602.01              10,509.88
06/30/07               10,575.30             10,543.04              10,470.22
07/31/07               10,657.28             10,603.64              10,537.31
08/31/07               10,611.30             10,522.69              10,529.91
09/30/07               10,768.32             10,688.59              10,657.21
10/31/07               10,816.32             10,727.01              10,687.36
11/30/07               10,885.29             10,759.94              10,759.83
12/31/07               10,915.51             10,735.05              10,780.22
01/31/08               11,053.15             10,882.22              10,956.18
02/29/08               10,547.11             10,364.55              10,563.72
03/31/08               10,848.56             10,664.27              10,789.69
04/30/08               10,975.51             10,772.57              10,850.46
05/31/08               11,041.87             10,857.13              10,915.11
06/30/08               10,917.24             10,752.02              10,806.93
07/31/08               10,958.74             10,750.15              10,855.56
08/31/08               11,086.98             10,869.57              10,973.00
09/30/08               10,567.06             10,376.13              10,561.85
10/31/08               10,459.20             10,110.40              10,442.22
11/30/08               10,492.45             10,072.29              10,461.04
12/31/08               10,645.42              9,948.33              10,535.01
01/31/09               11,035.08             10,474.15              10,962.39
02/28/09               11,093.05             10,517.80              10,917.77
03/31/09               11,095.08             10,533.85              10,910.74
04/30/09               11,316.73             10,790.34              11,095.99
05/31/09               11,436.44             11,038.29              11,221.79
06/30/09               11,329.31             10,947.36              11,132.65
07/31/09               11,518.86             11,155.33              11,317.16
08/31/09               11,715.78             11,331.19              11,436.23
09/30/09               12,136.23             11,799.75              11,764.25
10/31/09               11,881.47             11,607.74              11,532.30
11/30/09               11,979.64             11,721.17              11,708.45
12/31/09               12,020.13             11,766.80              11,731.52
01/31/10               12,082.73             11,843.20              11,795.54
02/28/10               12,199.85             11,960.45              11,911.47
03/31/10               12,170.64             11,911.10              11,847.33
04/30/10               12,318.55             12,059.80              11,961.03
05/31/10               12,410.94             12,147.33              12,042.39
06/30/10               12,418.31             12,144.88              12,044.95
07/31/10               12,573.16             12,293.64              12,201.14
08/31/10               12,861.03             12,552.45              12,447.80
09/30/10               12,840.93             12,548.54              12,407.13
10/31/10               12,805.36             12,507.11              12,377.33
11/30/10               12,549.30             12,284.94              12,191.63
12/31/10               12,306.11             12,100.12              12,015.05
01/31/11               12,215.46             11,998.33              11,950.69
02/28/11               12,409.93             12,207.48              12,121.23
03/31/11               12,368.58             12,184.08              12,086.29
04/30/11               12,590.08             12,376.75              12,269.59
05/31/11               12,805.22             12,566.76              12,442.18
06/30/11               12,849.90             12,641.15              12,471.73
07/31/11               12,981.03             12,764.79              12,583.60
08/31/11               13,203.11             12,928.16              12,752.17
09/30/11               13,339.60             13,044.09              12,806.16
10/31/11               13,290.01             13,006.99              12,755.09
11/30/11               13,368.52             13,101.73              12,850.56
12/31/11               13,622.84             13,330.26              13,078.67
01/31/12               13,937.89             13,631.30              13,327.47
02/29/12               13,951.62             13,633.92              13,331.33
03/31/12               13,860.97             13,556.59              13,220.94
04/30/12               14,020.88             13,719.94              13,369.11
05/31/12               14,137.27             13,834.80              13,452.31
06/30/12               14,122.09             13,838.52              13,429.69
07/31/12               14,345.90             14,012.87              13,604.65
08/31/12               14,362.24             14,049.50              13,617.95
09/30/12               14,448.99             14,129.35              13,696.56
10/31/12               14,489.76             14,182.26              13,725.78
11/30/12               14,728.47             14,425.34              13,919.15
12/31/12               14,546.44             14,288.46              13,763.33
01/31/13               14,607.02             14,349.24              13,804.73
02/28/13               14,651.26             14,432.51              13,858.60
03/31/13               14,588.08             14,410.99              13,815.57
04/30/13               14,747.99             14,536.54              13,938.01
05/31/13               14,567.84             14,399.59              13,769.83
06/30/13               14,155.34             14,040.83              13,443.29
07/31/13               14,031.58             13,989.28              13,400.58
08/31/13               13,831.33             13,832.43              13,257.42
09/30/13               14,129.03             14,068.70              13,487.68
10/31/13               14,240.65             14,177.66              13,588.52
11/30/13               14,211.29             14,149.21              13,550.00
12/31/13               14,175.00             14,140.61              13,525.50
01/31/14               14,451.16             14,378.61              13,732.22
02/28/14               14,620.61             14,510.61              13,861.31
03/31/14               14,645.19             14,532.85              13,834.45
04/30/14               14,821.15             14,672.90              13,975.24
05/31/14               15,012.00             14,823.60              14,114.42
06/30/14               15,025.01             14,821.56              14,107.44
07/31/14               15,051.47             14,852.49              14,130.24
08/31/14               15,233.79             14,981.98              14,260.39
09/30/14               15,249.26             15,000.83              14,266.69
10/31/14               15,353.80             15,086.70              14,337.46
11/30/14               15,380.40             15,106.22              14,343.07
12/31/14               15,457.90             15,180.72              14,388.53
01/31/15               15,731.88             15,366.41              14,606.08
02/28/15               15,569.66             15,238.98              14,478.96
03/31/15               15,614.63             15,279.15              14,503.38
04/30/15               15,532.65             15,219.28              14,447.15
05/31/15               15,489.71             15,182.19              14,393.63
06/30/15               15,475.68             15,156.30              14,379.40
07/31/15               15,587.73             15,242.87              14,460.07
08/31/15               15,618.39             15,262.13              14,482.37
09/30/15               15,731.45             15,360.91              14,571.09

                                   [END CHART]

                          Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA TAX EXEMPT              LIPPER INTERMEDIATE
                       INTERMEDIATE-TERM               MUNICIPAL DEBT
                         FUND SHARES                   FUNDS AVERAGE
09/30/06                      4.16%                          3.40%
09/30/07                      4.25%                          3.48%
09/30/08                      4.78%                          3.62%
09/30/09                      4.53%                          3.77%
09/30/10                      4.26%                          3.11%
09/30/11                      4.23%                          2.89%
09/30/12                      3.77%                          2.53%
09/30/13                      3.70%                          2.40%
09/30/14                      3.53%                          2.35%
09/30/15                      3.28%                          2.21%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UTEIX)

--------------------------------------------------------------------------------
                                        9/30/15                     3/31/15
--------------------------------------------------------------------------------
Net Assets                           $35.8 Million               $36.8 Million
Net Asset Value Per Share               $13.44                      $13.58

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.408                      $0.417

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*      1 YEAR      5 YEARS        SINCE INCEPTION 8/01/10
        0.48%             2.15%       3.90%                  4.18%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/15
--------------------------------------------------------------------------------
    UNSUBSIDIZED         1.49%                   SUBSIDIZED        1.58%

--------------------------------------------------------------------------------
                            EXPENSE RATIOS AS OF 3/31/15***
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT        0.88%        AFTER REIMBURSEMENT   0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2016. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing subsidized 30-day SEC Yield of 1.58% on 9/30/15, and assuming marginal

federal tax rates of:                    28.00%    36.80%*    38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:      2.19%     2.49%      2.58%      2.79%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT      LIPPER INTERMEDIATE
                 BARCLAYS MUNICIPAL        INTERMEDIATE-TERM        MUNICIPAL DEBT
                      BOND INDEX          FUND ADVISER SHARES        FUNDS INDEX
07/31/10             $10,000.00               $10,000.00             $10,000.00
08/31/10              10,228.95                10,207.68              10,202.16
09/30/10              10,212.97                10,202.67              10,168.82
10/31/10              10,184.68                10,167.09              10,144.40
11/30/10               9,981.03                 9,984.70               9,992.20
12/31/10               9,787.61                 9,832.59               9,847.48
01/31/11               9,715.50                 9,748.28               9,794.73
02/28/11               9,870.17                 9,916.64               9,934.51
03/31/11               9,837.28                 9,895.97               9,905.86
04/30/11              10,013.45                10,050.71              10,056.10
05/31/11              10,184.57                10,203.26              10,197.55
06/30/11              10,220.10                10,261.88              10,221.77
07/31/11              10,324.40                10,360.40              10,313.46
08/31/11              10,501.03                10,491.11              10,451.62
09/30/11              10,609.58                10,583.24              10,495.87
10/31/11              10,570.14                10,551.47              10,454.01
11/30/11              10,632.58                10,626.58              10,532.26
12/31/11              10,834.86                10,810.00              10,719.21
01/31/12              11,085.43                11,052.37              10,923.13
02/29/12              11,096.35                11,052.74              10,926.29
03/31/12              11,024.25                10,988.14              10,835.82
04/30/12              11,151.44                11,118.74              10,957.26
05/31/12              11,244.01                11,209.88              11,025.45
06/30/12              11,231.93                11,210.95              11,006.91
07/31/12              11,409.94                11,350.27              11,150.31
08/31/12              11,422.94                11,377.82              11,161.20
09/30/12              11,491.93                11,440.78              11,225.64
10/31/12              11,524.36                11,481.61              11,249.59
11/30/12              11,714.22                11,676.37              11,408.07
12/31/12              11,569.44                11,563.63              11,280.36
01/31/13              11,617.62                11,610.80              11,314.29
02/28/13              11,652.81                11,676.34              11,358.44
03/31/13              11,602.56                11,656.81              11,323.17
04/30/13              11,729.74                11,764.81              11,423.53
05/31/13              11,586.46                11,643.43              11,285.69
06/30/13              11,258.38                11,351.37              11,018.05
07/31/13              11,159.95                11,307.72              10,983.05
08/31/13              11,000.68                11,178.99              10,865.72
09/30/13              11,237.45                11,368.12              11,054.44
10/31/13              11,326.23                11,454.22              11,137.09
11/30/13              11,302.88                11,429.28              11,105.51
12/31/13              11,274.02                11,420.42              11,085.44
01/31/14              11,493.66                11,610.77              11,254.86
02/28/14              11,628.43                11,715.55              11,360.66
03/31/14              11,647.98                11,731.40              11,338.65
04/30/14              11,787.93                11,842.39              11,454.04
05/31/14              11,939.72                11,961.83              11,568.11
06/30/14              11,950.07                11,958.08              11,562.39
07/31/14              11,971.12                11,980.86              11,581.08
08/31/14              12,116.12                12,082.67              11,687.75
09/30/14              12,128.43                12,095.44              11,692.91
10/31/14              12,211.57                12,161.99              11,750.92
11/30/14              12,232.73                12,166.19              11,755.51
12/31/14              12,294.37                12,223.63              11,792.77
01/31/15              12,512.28                12,379.68              11,971.07
02/28/15              12,383.26                12,275.11              11,866.88
03/31/15              12,419.02                12,296.25              11,886.91
04/30/15              12,353.82                12,254.48              11,840.81
05/31/15              12,319.66                12,221.93              11,796.95
06/30/15              12,308.51                12,198.52              11,785.28
07/31/15              12,397.63                12,265.52              11,851.40
08/31/15              12,422.01                12,278.33              11,869.68
09/30/15              12,511.93                12,355.22              11,942.40

                                   [END CHART]

                         Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                             USAA TAX EXEMPT                 LIPPER INTERMEDIATE
                         INTERMEDIATE-TERM FUND                MUNICIPAL DEBT
                             ADVISER SHARES                     FUNDS AVERAGE
09/30/11                           4.02%                           2.89%
09/30/12                           3.57%                           2.53%
09/30/13                           3.48%                           2.40%
09/30/14                           3.32%                           2.35%
09/30/15                           3.04%                           2.21%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                           o TOP 10 HOLDINGS - 9/30/15
                                (% of Net Assets)

Hospital                                                                  19.0%
General Obligation                                                        10.5%
Special Assessment/Tax/Fee                                                10.3%
Electric Utilities                                                         8.5%
Education                                                                  8.4%
Appropriated Debt                                                          6.7%
Toll Roads                                                                 6.0%
Escrowed Bonds                                                             5.1%
Airport/Port                                                               5.1%
Electric/Gas Utilities                                                     3.6%

You will find a complete list of securities that the Fund owns on pages 18-39.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o
                                   [PIE CHART]

AAA                                                                        12.6%
AA                                                                         30.2%
A                                                                          35.7%
BBB                                                                        18.2%
BELOW INVESTMENT-GRADE                                                      1.8%
UNRATED                                                                     1.5%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-39.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDC     Industrial Development Corp.

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    PRE     Prerefunded to a date prior to maturity
    USD     Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)   Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or Landesbank Hessen-Thuringen.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Michigan School Bond Qualification and Loan Program, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (83.3%)
            ALABAMA (0.5%)
$16,340     Montgomery Medical Clinic Board                                  4.75%       3/01/2026    $   16,470
  5,000     Private Colleges and Universities Facilities Auth. (INS)         4.75        9/01/2026         5,030
                                                                                                      ----------
                                                                                                          21,500
                                                                                                      ----------
            ARIZONA (1.9%)
 20,310     Apache County IDA                                                4.50        3/01/2030        21,691
  6,000     Health Facilities Auth.                                          5.00        2/01/2027         6,578
  3,270     Phoenix Civic Improvement Corp. (INS)                            5.50        7/01/2024         4,021
  2,115     Phoenix Civic Improvement Corp. (INS)                            5.50        7/01/2025         2,617
  8,800     Phoenix IDA(a)                                                   3.75        7/01/2024         8,792
 11,100     Phoenix IDA(a)                                                   5.00        7/01/2034        11,400
  2,680     Pima County IDA                                                  4.50        6/01/2030         2,875
  2,000     Pinal County IDA (INS)                                           5.25       10/01/2020         2,046
  1,250     Pinal County IDA (INS)                                           5.25       10/01/2022         1,272
  2,000     Pinal County IDA (INS)                                           4.50       10/01/2025         2,012
  3,540     State (INS)                                                      5.00       10/01/2019         4,055
  7,275     State (INS)                                                      5.25       10/01/2020         8,313
                                                                                                      ----------
                                                                                                          75,672
                                                                                                      ----------
            ARKANSAS (0.3%)
  3,125     Baxter County                                                    5.00        9/01/2026         3,166
  4,000     Independence County (INS)                                        4.90        7/01/2022         4,067
  4,290     Pulaski Technical College (INS)                                  5.00        9/01/2030         4,879
                                                                                                      ----------
                                                                                                          12,112
                                                                                                      ----------
            CALIFORNIA (10.6%)
    500     Anaheim Public Financing Auth.                                   5.00        5/01/2028           586
    500     Anaheim Public Financing Auth.                                   5.00        5/01/2029           581
  1,000     Anaheim Public Financing Auth.                                   5.00        5/01/2030         1,156
  1,510     Community College District                                       5.02(b)     8/01/2025         1,135
  1,000     Cerritos Community College District                              5.24(b)     8/01/2027           688
  1,000     Cerritos Community College District                              5.41(b)     8/01/2028           650
 10,000     Chabot-Las Positas Community College District (INS)              4.85(b)     8/01/2022         7,445
  5,000     Chabot-Las Positas Community College District (INS)              4.88(b)     8/01/2023         3,541
  1,520     Chula Vista Financing Auth.                                      5.00        9/01/2027         1,780
  1,700     Chula Vista Financing Auth.                                      5.00        9/01/2028         1,972
  1,785     Chula Vista Financing Auth.                                      5.00        9/01/2029         2,055
  2,635     Chula Vista Financing Auth.                                      5.00        9/01/2030         3,014
  2,095     Chula Vista Financing Auth.                                      5.00        9/01/2031         2,385
  5,000     City and County of San Francisco Airport Commission              5.25        5/01/2022         5,714

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,000     City and County of San Francisco Airport Commission              5.25%       5/01/2023    $    7,976
  5,000     City and County of San Francisco Airport Commission              4.90        5/01/2029         5,655
  2,000     Coronado Community Dev. Agency (INS)                             5.00        9/01/2024         2,008
  6,810     El Camino Community College District                             4.25(b)     8/01/2026         4,929
  7,665     El Camino Community College District                             4.42(b)     8/01/2027         5,313
  5,500     El Camino Community College District                             4.58(b)     8/01/2028         3,634
 46,605     Golden State Tobacco Securitization Corp. (INS)                  4.17(b)     6/01/2025        35,677
  2,000     Health Facilities Financing Auth.                                5.00        8/15/2027         2,314
  5,000     Health Facilities Financing Auth.                                5.25        8/15/2031         5,824
  1,000     Irvine City                                                      5.00        9/02/2029         1,115
  5,000     Irvine USD Special Tax District (INS)                            5.25        9/01/2019         5,710
  2,500     Irvine USD Special Tax District (INS)                            4.50        9/01/2020         2,758
  6,745     Kern County Board of Education (INS)                             5.00        6/01/2026         6,898
  1,300     Los Angeles County                                               5.00        3/01/2023         1,564
  6,400     Public Works Board                                               5.50        4/01/2021         7,410
  6,755     Public Works Board                                               5.60        4/01/2022         7,816
  3,000     Public Works Board                                               5.13        3/01/2023         3,474
  3,130     Public Works Board                                               5.75        4/01/2023         3,629
  1,185     Public Works Board                                               5.00       11/01/2023         1,412
  2,500     Public Works Board                                               5.25        3/01/2024         2,903
  2,000     Public Works Board                                               5.00       11/01/2024         2,420
  1,250     Public Works Board                                               5.00        3/01/2025         1,476
  2,000     Public Works Board                                               5.38        3/01/2025         2,325
  1,365     Public Works Board                                               5.00        3/01/2026         1,616
 10,000     Public Works Board                                               5.00        4/01/2028        11,640
  7,000     Public Works Board                                               5.00       11/01/2028         8,228
  5,000     Public Works Board                                               5.00        4/01/2029         5,782
 11,465     Public Works Board                                               5.00       10/01/2031        13,243
  1,430     Sacramento Financing Auth. (INS)                                 5.00       12/01/2024         1,441
 15,265     Sacramento Municipal Utility District
              Financing Auth. (INS) (PRE)                                    4.75        7/01/2024        15,794
 10,000     Sacramento Municipal Utility District
              Financing Auth. (PRE)                                          5.13        7/01/2029        10,374
  4,720     Salinas Union High School District (INS)                         4.37(b)     6/01/2016         4,709
  2,000     Salinas Union High School District (INS)                         4.37(b)    10/01/2016         1,991
  3,525     San Bernardino County Redevelopment Agency (INS)                 5.00        9/01/2025         3,537
    775     San Diego Public Facilities Financing Auth.                      5.00       10/15/2030           889
  1,000     San Diego Public Facilities Financing Auth.                      5.00       10/15/2031         1,142
  1,000     San Diego Public Facilities Financing Auth.                      5.00       10/15/2032         1,136
  1,635     San Diego Public Facilities Financing Auth.                      5.00       10/15/2033         1,860
  1,000     San Diego Public Facilities Financing Auth.                      5.00       10/15/2034         1,131
  1,250     San Diego Public Facilities Financing Auth.                      5.00       10/15/2035         1,405
  2,395     San Diego USD (INS)                                              4.50        7/01/2025         2,490
  3,000     San Jose USD (INS) (PRE)                                         4.50        6/01/2024         3,148

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,065     Santa Clara County Financing Auth. (INS) (PRE)                   4.75%       5/15/2023    $    7,267
  7,400     Santa Clara County Financing Auth. (INS) (PRE)                   4.75        5/15/2024         7,612
  7,750     Santa Clara County Financing Auth. (INS) (PRE)                   4.75        5/15/2025         7,972
  2,500     Solano Community College District (INS)                          4.85(b)     8/01/2023         1,747
  4,735     Solano Community College District (INS) (PRE)                    4.88(b)     8/01/2024         3,212
  4,035     South Orange County Public Financing Auth. (INS)                 5.00        8/15/2022         4,049
  4,920     South Orange County Public Financing Auth. (INS)                 5.00        8/15/2025         4,937
 20,000     State                                                            5.25       10/01/2022        23,327
 27,445     State                                                            5.75        4/01/2027        31,880
 10,000     State Univ.                                                      5.00       11/01/2029        11,895
 10,000     State Univ.                                                      5.00       11/01/2033        11,767
  3,120     Statewide Communities Dev. Auth.                                 5.00        5/15/2021         3,197
  3,275     Statewide Communities Dev. Auth.                                 5.00        5/15/2022         3,354
  3,440     Statewide Communities Dev. Auth.                                 5.00        5/15/2023         3,523
  3,610     Statewide Communities Dev. Auth.                                 5.00        5/15/2024         3,697
  3,795     Statewide Communities Dev. Auth.                                 5.00        5/15/2025         3,885
  1,000     Statewide Communities Dev. Auth.                                 5.13        5/15/2031         1,109
  7,515     Tobacco Securitization Auth.                                     4.75        6/01/2025         7,515
  1,605     Tulare City (INS)                                                5.00       11/15/2032         1,841
  1,570     Tulare City (INS)                                                5.00       11/15/2033         1,800
  3,655     Tulare City (INS)                                                5.00       11/15/2034         4,172
  2,340     Tulare City (INS)                                                5.00       11/15/2035         2,667
  3,470     Tuolumne Wind Project Auth.                                      5.00        1/01/2022         3,878
 10,000     Upland City                                                      6.00        1/01/2026        11,635
  2,000     Washington Township Health Care District                         5.75        7/01/2024         2,262
  3,500     Washington Township Health Care District                         5.00        7/01/2025         3,870
                                                                                                      ----------
                                                                                                         422,568
                                                                                                      ----------
            COLORADO (3.3%)
  5,000     Adams and Arapahoe Counties Joint School
              District No. 28J                                               3.20(b)    12/01/2022         4,276
  4,500     Adams County (INS)                                               4.38        9/01/2017         4,515
 30,955     Denver Health and Hospital Auth.                                 4.75       12/01/2027        31,948
    745     Health Facilities Auth. (PRE)                                    5.25        6/01/2023           770
    255     Health Facilities Auth.                                          5.25        6/01/2023           261
  2,750     Health Facilities Auth.                                          5.00        6/01/2028         2,979
  1,000     Health Facilities Auth.                                          5.00       12/01/2028         1,093
  1,500     Health Facilities Auth.                                          5.00       12/01/2029         1,631
  2,310     Health Facilities Auth.                                          5.00        6/01/2031         2,516
  2,000     Health Facilities Auth.                                          5.00        6/01/2032         2,155
  2,470     Health Facilities Auth.                                          5.00        6/01/2033         2,657
  6,385     Health Facilities Auth.                                          5.00        6/01/2034         6,863
  3,385     Health Facilities Auth.                                          5.00        6/01/2035         3,627
  4,000     Health Facilities Auth.                                          5.00       12/01/2035         4,273
 10,000     Regional Transportation District                                 5.00        6/01/2025        11,345

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,585     Regional Transportation District                                 5.00%       6/01/2029    $    8,656
 14,175     Regional Transportation District                                 5.00        6/01/2030        16,093
 15,005     Regional Transportation District                                 5.00        6/01/2031        16,992
  9,045     State (INS) (PRE)                                                5.00       11/01/2023         9,083
                                                                                                      ----------
                                                                                                         131,733
                                                                                                      ----------
            CONNECTICUT (0.4%)
  1,120     Hartford (INS)                                                   5.00        7/01/2028         1,294
  2,400     Hartford (INS)                                                   5.00        7/01/2032         2,710
 10,000     Health and Educational Facilities Auth.                          5.00        7/01/2034        11,055
  6,974     Mashantucket (Western) Pequot Tribe,
              acquired 7/01/2013-9/30/2015; cost $4,347(c),(d)               6.95(e)     7/01/2031           460
                                                                                                      ----------
                                                                                                          15,519
                                                                                                      ----------
            DISTRICT OF COLUMBIA (0.8%)
    375     District of Columbia                                             5.00        7/01/2023           428
  7,000     District of Columbia (INS) (PRE)                                 5.00        1/01/2025         7,086
  3,870     District of Columbia                                             5.63       10/01/2025         4,039
  5,000     District of Columbia                                             5.75       10/01/2026         5,226
  6,980     District of Columbia (INS)                                       5.00        5/01/2027         6,968
  6,000     District of Columbia                                             5.75       10/01/2027         6,253
  1,280     District of Columbia                                             6.00        7/01/2033         1,476
                                                                                                      ----------
                                                                                                          31,476
                                                                                                      ----------
            FLORIDA (7.4%)
  5,165     Brevard County School Board (INS) (PRE)                          5.00        7/01/2025         5,229
  2,500     Broward County Airport System                                    5.00       10/01/2024         2,813
  6,500     Broward County School Board (INS) (PRE)                          5.00        7/01/2023         6,734
  4,000     Broward County School Board (INS) (PRE)                          5.00        7/01/2024         4,144
  2,000     Broward County School Board                                      5.00        7/01/2029         2,305
  2,000     Broward County School Board                                      5.00        7/01/2030         2,291
  2,325     Halifax Hospital Medical Center                                  5.00        6/01/2035         2,534
  8,000     Hillsborough County IDA                                          5.65        5/15/2018         8,904
  3,500     Jacksonville                                                     5.00       10/01/2028         4,033
  1,250     Lake County School Board (INS)                                   5.00        6/01/2029         1,433
  2,225     Lake County School Board (INS)                                   5.00        6/01/2030         2,537
  2,500     Lee County                                                       5.00       10/01/2023         3,010
  2,700     Lee County                                                       5.00       10/01/2024         3,286
  4,000     Lee County                                                       5.00       10/01/2033         4,550
  7,245     Lee County IDA                                                   5.00       10/01/2028         7,634
  3,750     Lee County School Board                                          5.00        8/01/2028         4,386
  6,560     Miami Beach City Health Facilities Auth.                         5.00       11/15/2029         7,256
  7,500     Miami-Dade County                                                3.75       12/01/2018         7,996
  8,375     Miami-Dade County (INS) (PRE)                                    4.75       11/01/2023         8,771
  2,345     Miami-Dade County (INS)                                          5.00       10/01/2024         2,533
  9,830     Miami-Dade County (INS) (PRE)                                    4.75       11/01/2024        10,295

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 2,000     Miami-Dade County                                                5.00%      10/01/2025    $    2,338
  3,670     Miami-Dade County (INS)                                          5.00       10/01/2025         3,964
  6,440     Miami-Dade County                                                5.00       10/01/2026         7,287
  2,500     Miami-Dade County (INS) (PRE)                                    5.00       10/01/2026         2,718
  7,000     Miami-Dade County                                                5.00       10/01/2027         7,921
 10,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2028        11,407
  1,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2029         1,148
  7,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2029         7,928
  2,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2030         2,301
  1,610     Miami-Dade County Expressway Auth.                               5.00        7/01/2030         1,835
  2,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2031         2,289
  1,255     Miami-Dade County Expressway Auth.                               5.00        7/01/2031         1,425
  2,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2032         2,261
  2,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2033         2,258
  2,000     Miami-Dade County Expressway Auth.                               5.00        7/01/2034         2,253
  4,750     Miami-Dade County Health Facilities Auth.                        5.00        8/01/2027         5,307
  4,950     Miami-Dade County Health Facilities Auth.                        5.00        8/01/2028         5,498
  5,250     Miami-Dade County Health Facilities Auth.                        5.00        8/01/2029         5,750
  3,500     Miami-Dade County Health Facilities Auth.                        5.00        8/01/2030         3,821
  5,780     Miami-Dade County Health Facilities Auth.                        5.00        8/01/2031         6,301
 10,000     Miami-Dade County School Board (INS)                             5.00        2/01/2024        10,743
 12,000     Miami-Dade County School Board (INS) (PRE)                       5.25        5/01/2025        13,357
 12,000     Orange County Health Facility Auth.                              5.25       10/01/2022        13,627
  5,000     Orange County Health Facility Auth.                              5.38       10/01/2023         5,669
  3,055     Osceola County School Board                                      5.00        6/01/2028         3,518
  7,595     Palm Beach County Health Facilities Auth.                        5.00       11/15/2023         8,418
  1,995     Pinellas County Educational Facilities Auth.                     5.00       10/01/2021         2,280
  1,080     Pinellas County Educational Facilities Auth.                     4.00       10/01/2022         1,160
  1,415     Pinellas County Educational Facilities Auth.                     4.00       10/01/2023         1,503
  2,045     Pinellas County Educational Facilities Auth.                     5.38       10/01/2026         2,274
  1,895     Pinellas County Educational Facilities Auth.                     5.00       10/01/2027         2,084
  2,615     Pinellas County Educational Facilities Auth.                     6.50       10/01/2031         3,044
  7,370     Saint Lucie County (INS)                                         5.00       10/01/2028         8,521
  2,045     Saint Lucie County School Board                                  5.00        7/01/2025         2,414
  1,500     Saint Lucie County School Board                                  5.00        7/01/2026         1,754
  3,195     Southeast Overtown/Park West Community
              Redevelopment Agency(a)                                        5.00        3/01/2030         3,480
  8,970     Sunshine State Governmental Financing Commission                 5.00        9/01/2019        10,222
  5,525     Sunshine State Governmental Financing Commission                 5.00        9/01/2020         6,424
  1,055     Sunshine State Governmental Financing
              Commission (INS)                                               5.00        9/01/2021         1,242
  1,000     Volusia County Educational Facilities Auth.                      5.00       10/15/2028         1,141
  1,000     Volusia County Educational Facilities Auth.                      5.00       10/15/2029         1,135
        >

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 1,500     Volusia County Educational Facilities Auth.                      5.00%      10/15/2030    $    1,690
  1,560     Volusia County Educational Facilities Auth.                      5.00       10/15/2032         1,743
                                                                                                      ----------
                                                                                                         296,127
                                                                                                      ----------
            GEORGIA (0.5%)
 10,000     Burke County Dev. Auth.                                          7.00        1/01/2023        11,249
  3,600     Glynn-Brunswick Memorial Hospital Auth. (PRE)                    5.25        8/01/2023         4,043
    400     Glynn-Brunswick Memorial Hospital Auth.                          5.25        8/01/2023           438
  3,000     Private Colleges and Universities Auth.                          5.25       10/01/2027         3,389
  2,000     Private Colleges and Universities Auth.                          5.25       10/01/2027         2,254
                                                                                                      ----------
                                                                                                          21,373
                                                                                                      ----------
            GUAM (0.4%)
  1,000     Power Auth. (INS)                                                5.00       10/01/2027         1,169
  1,000     Power Auth.                                                      5.00       10/01/2029         1,118
  1,000     Power Auth. (INS)                                                5.00       10/01/2030         1,160
  1,000     Power Auth.                                                      5.00       10/01/2030         1,110
    695     Power Auth.                                                      5.00       10/01/2031           767
  1,000     Power Auth. (INS)                                                5.00       10/01/2032         1,158
    750     Waterworks Auth.                                                 5.00        7/01/2023           862
    600     Waterworks Auth.                                                 5.00        7/01/2024           693
    750     Waterworks Auth.                                                 5.00        7/01/2025           862
  1,000     Waterworks Auth.                                                 5.00        7/01/2028         1,118
  1,000     Waterworks Auth.                                                 5.00        7/01/2029         1,113
  3,000     Waterworks Auth.                                                 5.25        7/01/2033         3,356
                                                                                                      ----------
                                                                                                          14,486
                                                                                                      ----------
            ILLINOIS (10.4%)
    775     Bedford Park Village                                             4.60       12/01/2017           778
  3,240     Bedford Park Village                                             4.80       12/01/2020         3,253
  3,085     Bedford Park Village                                             4.90       12/01/2023         3,095
  3,596     Chicago                                                          6.63       12/01/2022         3,613
 30,000     Chicago (INS)                                                    4.45(b)     1/01/2023        20,798
  1,000     Chicago                                                          5.00        1/01/2031         1,045
  2,000     Chicago                                                          5.00       11/01/2031         2,123
  1,000     Chicago                                                          5.00        1/01/2032         1,041
  2,000     Chicago                                                          5.00       11/01/2033         2,112
  6,525     Chicago Midway Airport                                           5.00        1/01/2027         7,388
 11,750     Chicago Midway Airport                                           5.00        1/01/2029        13,236
  5,175     Chicago Midway Airport                                           5.00        1/01/2030         5,798
  8,910     Chicago Midway Airport                                           5.00        1/01/2031         9,948
  6,000     Chicago Midway Airport                                           5.00        1/01/2032         6,676
  1,635     Chicago Midway Airport                                           5.25        1/01/2033         1,824
  7,000     Chicago-O'Hare International Airport (INS)                       5.00        1/01/2021         7,078
 10,000     Chicago-O'Hare International Airport (INS)                       5.00        1/01/2022        10,110
  9,000     Chicago-O'Hare International Airport                             5.25        1/01/2024        10,132

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                                             PORTFOLIO OF INVESTMENTS |       23

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 3,620     Chicago-O'Hare International Airport (INS)                       5.00%       1/01/2028    $    4,109
  1,500     Chicago-O'Hare International Airport (INS)                       5.00        1/01/2029         1,689
 13,480     Chicago-O'Hare International Airport                             5.25        1/01/2029        15,405
  2,150     Chicago-O'Hare International Airport (INS)                       5.13        1/01/2030         2,427
  2,370     Finance Auth.                                                    5.50        5/01/2017         2,505
  4,340     Finance Auth.                                                    5.75        5/01/2018         4,730
  2,080     Finance Auth.                                                    5.00        2/15/2020         2,331
  1,710     Finance Auth.                                                    5.00        2/15/2022         1,913
    750     Finance Auth.                                                    5.25        4/01/2022           770
  2,000     Finance Auth.                                                    5.00        4/01/2023         2,009
  3,400     Finance Auth. (INS) (PRE)                                        5.00       11/01/2023         3,821
  7,140     Finance Auth.                                                    5.13        2/15/2025         7,992
  4,165     Finance Auth.                                                    5.00        4/01/2025         4,177
  8,210     Finance Auth.                                                    4.50        5/15/2025         8,812
  7,665     Finance Auth.                                                    5.38        8/15/2026         8,881
  8,000     Finance Auth.                                                    4.50       11/15/2026         8,105
  1,750     Finance Auth.                                                    5.40        4/01/2027         1,789
  8,250     Finance Auth.                                                    5.50        7/01/2028         9,494
 20,000     Finance Auth.                                                    3.90        3/01/2030        20,386
  1,000     Finance Auth.                                                    5.00        5/15/2030         1,113
  3,385     Finance Auth.                                                    5.00        9/01/2034         3,607
  3,700     Finance Auth.                                                    5.00       11/15/2034         4,062
  1,100     Finance Auth.                                                    5.00        5/15/2035         1,204
  4,000     Finance Auth.                                                    5.00        8/15/2035         4,332
  3,000     Finance Auth.                                                    5.00       11/15/2035         3,283
  1,835     Herrin Community USD (INS)                                       5.00       12/01/2028         2,009
  1,925     Herrin Community USD (INS)                                       5.00       12/01/2029         2,096
  2,025     Herrin Community USD (INS)                                       5.00       12/01/2030         2,191
  6,000     Herrin Community USD (INS)                                       5.00       12/01/2034         6,404
    315     Housing Dev. Auth.                                               4.55        7/01/2021           319
    365     Housing Dev. Auth.                                               4.60        7/01/2023           369
  2,800     Kane, Cook and Dupage Counties                                   5.00        1/01/2032         3,128
  4,000     Kane, Cook and Dupage Counties                                   5.00        1/01/2033         4,454
  3,495     Lake County Community Unit School
              District (INS) (ETM)                                           5.13(b)    12/01/2016         3,476
  4,555     Lake County Community Unit School District (INS)                 5.13(b)    12/01/2016         4,506
  2,500     Metropolitan Pier and Exposition Auth. (INS)                     5.20(b)     6/15/2017         2,651
  1,210     Metropolitan Pier and Exposition Auth. (INS)                     5.30(b)     6/15/2018         1,311
  1,290     Metropolitan Pier and Exposition Auth. (PRE)                     5.30(b)     6/15/2018         1,406
  2,935     Metropolitan Pier and Exposition Auth. (PRE)                     5.40(b)     6/15/2019         3,184
  1,065     Metropolitan Pier and Exposition Auth. (PRE)                     5.40        6/15/2019         1,162
  5,000     Metropolitan Pier and Exposition Auth. (INS)                     5.70(b)     6/15/2026         3,304
 15,000     Municipal Electric Agency                                        4.00        2/01/2033        15,036
  2,000     Northeastern Illinois Univ.                                      4.75       10/01/2025         2,000

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,095     Railsplitter Tobacco Settlement Auth.                            5.00%       6/01/2018    $    7,781
 10,000     Railsplitter Tobacco Settlement Auth.                            5.50        6/01/2023        11,602
  3,000     Sports Facilities Auth. (INS)                                    5.25        6/15/2030         3,348
  5,000     Sports Facilities Auth. (INS)                                    5.25        6/15/2031         5,556
  5,000     Sports Facilities Auth. (INS)                                    5.25        6/15/2032         5,502
  8,500     Springfield                                                      5.00       12/01/2030         9,661
  3,700     Springfield School District No. 186 (INS)                        5.00        2/01/2024         4,305
  7,200     Springfield School District No. 186 (INS)                        5.00        2/01/2025         8,273
  4,215     Springfield School District No. 186 (INS)                        5.00        2/01/2026         4,804
  5,000     State (INS)                                                      5.00        1/01/2021         5,450
 10,000     State (INS)                                                      5.00        4/01/2029        10,636
  5,870     Toll Highway Auth.                                               5.00        1/01/2034         6,592
  5,600     Toll Highway Auth.                                               5.00        1/01/2035         6,279
  7,000     Toll Highway Auth.                                               5.00        1/01/2036         7,830
  5,225     Village of Gilberts (INS)                                        5.00        3/01/2030         5,666
 14,070     Will County Forest Preserve District (INS)                       5.40(b)    12/01/2017        13,720
                                                                                                      ----------
                                                                                                         415,005
                                                                                                      ----------
            INDIANA (1.7%)
  1,470     Finance Auth.                                                    5.00        5/01/2024         1,710
 20,000     Finance Auth. (INS)                                              4.55       12/01/2024        20,401
  1,200     Finance Auth.                                                    5.00        5/01/2027         1,356
  1,900     Finance Auth.                                                    5.00       10/01/2027         2,035
 10,500     Finance Auth.                                                    5.00        6/01/2032        11,260
  4,000     Health and Educational Facility Financing Auth.                  5.00        2/15/2021         4,069
  8,375     Health and Educational Facility Financing Auth.                  5.00        2/15/2022         8,519
  3,000     Jasper County (INS)                                              5.85        4/01/2019         3,396
  6,500     Richmond Hospital Auth.                                          5.00        1/01/2035         7,138
  6,000     Rockport (INS)                                                   4.63        6/01/2025         6,279
  6,040     St. Joseph County, acquired 12/17/1998;
              cost $5,980(c),(f)                                             5.75        2/15/2019           293
  1,500     Vanderburgh County Redevelopment District (PRE)                  5.00        2/01/2026         1,560
                                                                                                      ----------
                                                                                                          68,016
                                                                                                      ----------
            IOWA (0.5%)
  1,325     Finance Auth. (INS)                                              5.00       12/01/2021         1,376
  1,390     Finance Auth. (INS)                                              5.00       12/01/2022         1,441
  1,460     Finance Auth. (INS)                                              5.00       12/01/2023         1,511
  1,535     Finance Auth. (INS)                                              5.00       12/01/2024         1,587
  1,610     Finance Auth. (INS)                                              5.00       12/01/2025         1,661
  1,690     Finance Auth. (INS)                                              5.00       12/01/2026         1,741
  2,475     Waterloo Community School District                               5.00        7/01/2024         2,743
  2,775     Waterloo Community School District                               5.00        7/01/2025         3,065
  4,510     Waterloo Community School District                               5.00        7/01/2027         4,879
                                                                                                      ----------
                                                                                                          20,004
                                                                                                      ----------

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            KANSAS (0.1%)
$ 3,725     Wyandotte County                                                 6.07%(b)    6/01/2021    $    2,733
                                                                                                      ----------
            KENTUCKY (0.8%)
  6,130     Economic Dev. Finance Auth.                                      4.05(b)    10/01/2024         4,576
  7,500     Economic Dev. Finance Auth. (INS)                                5.75       12/01/2028         8,145
  3,830     Louisville/Jefferson County Metro Government                     5.00       12/01/2022         4,467
  2,760     Louisville/Jefferson County Metro Government                     5.00       12/01/2023         3,189
  7,160     Louisville/Jefferson County Metro Government                     5.00       12/01/2024         8,225
  3,725     Pikeville City Hospital Improvement                              5.75        3/01/2026         4,189
                                                                                                      ----------
                                                                                                          32,791
                                                                                                      ----------
            LOUISIANA (2.5%)
  2,750     Jefferson Parish Hospital District No. 1 (INS) (PRE)             5.50        1/01/2026         3,183
  3,000     Jefferson Parish Hospital District No. 1 (INS) (PRE)             5.38        1/01/2031         3,406
  3,750     Local Government Environmental Facilities and
              Community Dev. Auth.                                           6.50        8/01/2029         4,401
 20,000     Public Facilities Auth.                                          5.00        9/01/2028        20,076
  8,995     Public Facilities Auth.                                          5.00        7/01/2033         9,995
 13,550     Public Facilities Auth.                                          5.00        7/01/2034        15,045
  2,000     Public Facilities Auth. (INS)                                    5.00        6/01/2036         2,147
  5,330     Shreveport (INS)                                                 5.00       12/01/2031         6,055
  5,125     Shreveport (INS)                                                 5.00       12/01/2032         5,792
  2,440     Terrebonne Parish Hospital Service District No. 1                5.00        4/01/2022         2,729
  2,570     Terrebonne Parish Hospital Service District No. 1                5.00        4/01/2023         2,860
  2,000     Terrebonne Parish Hospital Service District No. 1                4.65        4/01/2024         2,168
  4,250     Terrebonne Parish Hospital Service District No. 1                5.00        4/01/2028         4,692
  5,000     Tobacco Settlement Financing Corp.                               5.00        5/15/2023         5,895
 10,000     Tobacco Settlement Financing Corp.                               5.25        5/15/2031        11,148
                                                                                                      ----------
                                                                                                          99,592
                                                                                                      ----------
            MAINE (0.4%)
  1,635     Health and Higher Educational Facilities Auth.                   5.00        7/01/2024         1,839
  1,000     Health and Higher Educational Facilities Auth.                   5.00        7/01/2026         1,105
 11,500     Health and Higher Educational Facilities Auth.                   6.00        7/01/2026        12,931
  1,000     Health and Higher Educational Facilities Auth.                   5.00        7/01/2027         1,096
                                                                                                      ----------
                                                                                                          16,971
                                                                                                      ----------
            MARYLAND (0.3%)
    200     Community Dev. Administration                                    5.88        7/01/2016           201
  2,500     EDC                                                              6.20        9/01/2022         2,897
  5,000     Health and Higher Educational Facilities Auth. (PRE)             6.00        1/01/2028         5,579
  1,000     Health and Higher Educational Facilities Auth.                   5.00        7/01/2033         1,095
  2,200     Health and Higher Educational Facilities Auth.                   5.00        7/01/2034         2,395
                                                                                                      ----------
                                                                                                          12,167
                                                                                                      ----------

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS (1.0%)
$ 5,545     Bay Transportation Auth.                                         4.60%(b)    7/01/2022    $    4,316
  5,000     Bay Transportation Auth.                                         4.70(b)     7/01/2024         3,521
  1,600     Bay Transportation Auth.                                         4.73(b)     7/01/2025         1,072
    640     Dev. Finance Agency                                              5.00        7/01/2020           708
  1,480     Dev. Finance Agency                                              5.00        7/01/2022         1,649
  4,500     Dev. Finance Agency                                              6.25        1/01/2027         5,293
  1,720     Dev. Finance Agency                                              5.00        7/01/2027         1,846
  2,000     Dev. Finance Agency                                              5.00        7/01/2030         2,135
  2,155     Dev. Finance Agency                                              5.00        4/15/2033         2,309
  3,110     Health and Educational Facilities Auth.                          5.00        7/01/2019         3,394
  9,000     Health and Educational Facilities Auth.                          6.00        7/01/2024        10,329
  4,000     Health and Educational Facilities Auth.                          5.00        7/15/2027         4,122
    110     Water Pollution Abatement Trust                                  4.75        8/01/2025           110
                                                                                                      ----------
                                                                                                          40,804
                                                                                                      ----------
            MICHIGAN (1.5%)
  3,000     Building Auth.                                                   5.00       10/15/2029         3,451
  2,000     Finance Auth. (NBGA)                                             5.00        5/01/2024         2,357
  1,700     Finance Auth. (NBGA)                                             5.00        5/01/2025         2,017
 10,000     Grand Traverse County Hospital Finance Auth.                     5.00        7/01/2029        11,105
  2,675     Hospital Finance Auth.                                           5.00       11/15/2019         2,793
  3,400     Hospital Finance Auth.                                           5.00       11/15/2022         3,537
 12,000     Kent Hospital Finance Auth.                                      5.00       11/15/2029        13,584
  7,950     State Building Auth. (INS)                                       4.81(b)    10/15/2022         5,903
 10,050     State Building Auth. (INS) (PRE)                                 4.81(b)    10/15/2022         7,522
  3,000     State Trunk Line Fund                                            5.00       11/01/2019         3,455
  2,000     State Trunk Line Fund                                            5.00       11/01/2020         2,283
                                                                                                      ----------
                                                                                                          58,007
                                                                                                      ----------
            MINNESOTA (0.7%)
  1,080     Chippewa County                                                  5.38        3/01/2022         1,120
  5,120     Chippewa County                                                  5.50        3/01/2027         5,288
  1,650     Higher Education Facilities Auth. (PRE)                          4.50       10/01/2027         1,719
    850     Higher Education Facilities Auth.                                4.50       10/01/2027           878
  3,000     Municipal Power Agency (PRE)                                     4.38       10/01/2025         3,000
  7,680     St. Paul Housing and Redevelopment Auth. (PRE)                   5.15       11/15/2020         7,726
  3,500     St. Paul Housing and Redevelopment Auth. (PRE)                   5.25        5/15/2026         3,693
  1,750     St. Paul Housing and Redevelopment Auth.                         5.00       11/15/2029         1,915
  1,275     St. Paul Housing and Redevelopment Auth.                         5.00       11/15/2030         1,389
                                                                                                      ----------
                                                                                                          26,728
                                                                                                      ----------
            MISSISSIPPI (0.3%)
  2,000     Dev. Bank                                                        5.00        4/01/2028         2,283
  7,000     Dev. Bank (INS)                                                  5.00        9/01/2030         7,906

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 1,650     Hospital Equipment and Facilities Auth.                          5.00%      12/01/2016    $    1,711
  1,000     Hospital Equipment and Facilities Auth.                          5.25       12/01/2021         1,034
                                                                                                      ----------
                                                                                                          12,934
                                                                                                      ----------
            MISSOURI (1.2%)
  1,780     Cape Girardeau County Health Care Facilities IDA                 5.00        6/01/2025         2,038
  2,555     Cape Girardeau County Health Care Facilities IDA                 5.00        6/01/2027         2,882
 17,545     Cape Girardeau County Health Care Facilities IDA                 5.00        6/01/2027        16,737
  1,000     Cass County                                                      5.00        5/01/2022         1,012
  3,315     Cass County                                                      5.38        5/01/2022         3,370
  2,000     Cass County                                                      5.50        5/01/2027         2,026
  1,000     Dev. Finance Board                                               5.00        6/01/2030         1,115
  4,215     Dev. Finance Board                                               5.00        6/01/2031         4,682
  2,310     Health and Educational Facilities Auth.                          5.00        5/01/2030         2,507
  2,350     Health and Educational Facilities Auth.                          5.25        5/01/2033         2,579
  1,760     Riverside IDA (INS)                                              5.00        5/01/2020         1,847
  1,380     Saint Louis County IDA                                           5.00        9/01/2023         1,504
  2,750     Saint Louis County IDA                                           5.50        9/01/2033         3,029
  1,330     St. Joseph IDA (PRE)                                             5.00        4/01/2027         1,420
                                                                                                      ----------
                                                                                                          46,748
                                                                                                      ----------
            MONTANA (0.4%)
  6,500     Forsyth (INS)                                                    4.65        8/01/2023         6,714
  8,500     Forsyth                                                          3.90        3/01/2031         8,723
                                                                                                      ----------
                                                                                                          15,437
                                                                                                      ----------
            NEBRASKA (0.1%)
  1,250     Douglas County Hospital Auth.                                    5.00       11/01/2028         1,417
  1,600     Douglas County Hospital Auth.                                    5.00       11/01/2030         1,791
                                                                                                      ----------
                                                                                                           3,208
                                                                                                      ----------
            NEVADA (1.7%)
  2,865     Clark County                                                     5.00        5/15/2020         2,943
  3,660     Clark County                                                     5.00        7/01/2026         4,437
  2,220     Clark County                                                     5.00        7/01/2027         2,685
 20,470     Clark County                                                     5.00        7/01/2032        23,196
 10,845     Clark County                                                     5.00        7/01/2033        12,271
 18,000     Humboldt County                                                  5.15       12/01/2024        20,013
                                                                                                      ----------
                                                                                                          65,545
                                                                                                      ----------
            NEW JERSEY (3.2%)
  1,000     Casino Reinvestment Dev. Auth. (INS)                             5.00       11/01/2029         1,083
  1,000     Casino Reinvestment Dev. Auth. (INS)                             5.00       11/01/2030         1,078
  7,300     EDA (ETM)                                                        5.25        9/01/2019         8,458
  2,700     EDA                                                              5.25        9/01/2019         2,907
  5,000     EDA (INS)                                                        5.00        7/01/2022         5,071

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,300     EDA (PRE)                                                        5.25%       9/01/2022    $    8,721
  2,700     EDA                                                              5.25        9/01/2022         2,893
  3,500     EDA                                                              4.45        6/01/2023         3,801
 10,000     EDA (INS)                                                        5.00        6/15/2025        11,196
  2,500     EDA                                                              5.00        6/15/2026         2,669
  9,000     EDA                                                              5.25        6/15/2033         9,389
  4,535     Essex County Improvement Auth. (INS)                             6.00       11/01/2025         5,178
    500     South Jersey Transportation Auth.                                5.00       11/01/2030           537
    750     South Jersey Transportation Auth.                                5.00       11/01/2031           801
  1,085     South Jersey Transportation Auth.                                5.00       11/01/2034         1,153
 20,000     State Turnpike Auth.                                             5.00        1/01/2021        22,247
 10,000     State Turnpike Auth.                                             5.00        1/01/2034        11,332
  5,000     Tobacco Settlement Financing Corp.                               5.00        6/01/2017         5,319
  2,000     Transportation Trust Fund Auth. (PRE)                            5.25       12/15/2017         2,022
  5,000     Transportation Trust Fund Auth. (INS)                            5.25       12/15/2022         5,445
  5,580     Transportation Trust Fund Auth.                                  5.00       12/15/2023         5,953
 20,000     Transportation Trust Fund Auth.                                  4.47(b)    12/15/2025        11,995
                                                                                                      ----------
                                                                                                         129,248
                                                                                                      ----------
            NEW MEXICO (0.6%)
 20,000     Farmington Pollution Control                                     4.70        5/01/2024        22,086
                                                                                                      ----------
            NEW YORK (7.6%)
  2,500     Albany IDA (PRE)                                                 5.75       11/15/2022         2,770
  3,700     Chautauqua Tobacco Asset Securitization Corp.                    5.00        6/01/2034         3,861
  4,000     Dormitory Auth.                                                  5.20        2/15/2016         4,017
  4,760     Dormitory Auth.                                                  5.30        2/15/2017         4,781
 12,560     Dormitory Auth. (ETM)                                            5.30        2/15/2019        13,677
  5,000     Dormitory Auth.                                                  5.00        7/01/2020         5,159
 24,935     Dormitory Auth. (PRE)                                            5.00        7/01/2022        26,834
    750     Dormitory Auth.                                                  5.00        5/01/2023           835
    750     Dormitory Auth.                                                  5.00        5/01/2024           829
  1,200     Dormitory Auth.                                                  5.00        5/01/2025         1,319
  1,000     Dormitory Auth.                                                  5.00        5/01/2026         1,091
  1,000     Dormitory Auth. (INS)                                            5.00       10/01/2027         1,186
  1,000     Dormitory Auth. (INS)                                            5.00       10/01/2028         1,177
  1,300     Dormitory Auth. (INS)                                            5.00       10/01/2029         1,519
 20,000     Dormitory Auth.                                                  5.00        2/15/2032        23,274
  2,000     Erie County IDA                                                  5.00        5/01/2028         2,348
 17,075     Long Island Power Auth.                                          5.00        4/01/2023        18,627
  5,000     Monroe County IDC (NBGA)                                         5.75        8/15/2030         5,886
 10,000     MTA                                                              6.25       11/15/2023        11,635
  6,800     MTA                                                              5.00       11/15/2024         7,390
 16,565     MTA                                                              5.00       11/15/2024        17,445
  2,500     MTA (INS)                                                        5.00       11/15/2024         2,706

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$10,000     MTA                                                              5.00%      11/15/2034    $   11,490
  2,000     MTA                                                              5.00       11/15/2035         2,291
     70     New York City                                                    5.75        8/01/2016            70
  5,000     New York City                                                    5.13       11/15/2022         5,626
  2,190     New York City (PRE)                                              5.13       12/01/2022         2,401
  2,140     New York City                                                    5.13       12/01/2022         2,344
  2,180     New York City (PRE)                                              5.13       12/01/2023         2,390
  3,820     New York City                                                    5.13       12/01/2023         4,184
 10,000     New York City (PRE)                                              5.00        4/01/2024        10,240
    815     New York City (PRE)                                              5.00        8/01/2024           881
  4,425     New York City                                                    5.00        8/01/2024         4,776
  5,000     New York City                                                    5.25       11/15/2024         5,618
  2,995     New York City (PRE)                                              5.00        2/01/2025         3,291
  2,005     New York City                                                    5.00        2/01/2025         2,185
  3,500     New York City Transitional Finance Auth.                         5.00        1/15/2022         3,920
      5     New York City Transitional Finance Auth. (PRE)                   5.00        5/01/2026             6
 24,995     New York City Transitional Finance Auth.                         5.00        5/01/2026        28,168
 15,350     New York City Transitional Finance Auth.                         5.00        7/15/2034        17,641
 12,485     New York City Transitional Finance Auth.                         5.00        7/15/2035        14,305
    575     Newburgh City                                                    5.00        6/15/2023           627
  2,250     Niagara Area Dev. Corp.                                          4.00       11/01/2024         2,271
  1,670     Niagara Falls City School District (INS)                         5.00        6/15/2023         1,956
  1,450     Niagara Falls City School District (INS)                         5.00        6/15/2024         1,712
  1,670     Niagara Falls City School District (INS)                         5.00        6/15/2025         1,955
  1,585     Rockland County                                                  3.50       10/01/2021         1,638
  1,190     Rockland County                                                  3.63       10/01/2022         1,224
  1,560     Rockland County                                                  3.63       10/01/2023         1,599
  1,665     Rockland County                                                  3.63       10/01/2024         1,702
    790     Saratoga County Capital Resource Corp.                           5.00       12/01/2028           902
  1,500     Suffolk County EDC                                               5.00        7/01/2028         1,656
  1,000     Suffolk County IDA                                               5.00       11/01/2015         1,003
  1,350     Westchester County Local Dev. Corp.                              5.00        1/01/2028         1,475
  2,600     Yonkers (INS)                                                    5.00       10/01/2023         3,014
                                                                                                      ----------
                                                                                                         302,927
                                                                                                      ----------
            NORTH CAROLINA (0.9%)
  3,000     Eastern Municipal Power Agency (PRE)                             5.00        1/01/2024         3,287
  5,000     Eastern Municipal Power Agency (PRE)                             5.00        1/01/2026         5,660
  1,500     Medical Care Commission                                          5.00       10/01/2025         1,636
  4,805     Medical Care Commission                                          6.38        7/01/2026         5,643
  5,500     Medical Care Commission                                          5.00        7/01/2027         5,726
  1,850     Medical Care Commission                                          5.00       10/01/2030         1,945
  2,000     Municipal Power Agency No. 1 (PRE)                               5.25        1/01/2020         2,201

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 3,600     Turnpike Auth. (INS)                                            5.00%        1/01/2022    $    3,930
  3,330     Turnpike Auth. (INS)                                            5.13         1/01/2024         3,631
                                                                                                      ----------
                                                                                                          33,659
                                                                                                      ----------
            NORTH DAKOTA (0.3%)
  1,000     Grand Forks (INS)                                               5.00        12/15/2022         1,010
 11,085     Grand Forks City Health Care System                             5.00        12/01/2029        12,177
                                                                                                      ----------
                                                                                                          13,187
                                                                                                      ----------
            OHIO (1.9%)
  9,000     Air Quality Dev. Auth.                                          5.70         8/01/2020         9,840
  3,000     American Municipal Power, Inc.                                  5.00         2/15/2021         3,435
  2,760     American Municipal Power, Inc.                                  5.00         2/15/2022         3,154
  7,165     Buckeye Tobacco Settlement Financing Auth.                      5.13         6/01/2024         6,155
  2,000     Cleveland Airport System                                        5.00         1/01/2030         2,189
  1,000     Cleveland Airport System                                        5.00         1/01/2031         1,091
  2,805     Dayton City School District                                     5.00        11/01/2028         3,466
  3,655     Dayton City School District                                     5.00        11/01/2029         4,533
  3,160     Dayton City School District                                     5.00        11/01/2030         3,918
  2,000     Dayton City School District                                     5.00        11/01/2031         2,487
  1,845     Fairview Park City (INS) (PRE)                                  4.13        12/01/2020         1,857
    555     Fairview Park City (INS)                                        4.13        12/01/2020           559
 10,000     Hamilton City (INS)                                             4.65        10/15/2022        10,119
  4,365     Hamilton County                                                 4.30(b)     12/01/2025         3,203
  9,000     Hancock County Hospital Facilities                              6.50        12/01/2030        10,732
  1,750     Miami County                                                    5.25         5/15/2021         1,795
  2,000     Miami County                                                    5.25         5/15/2026         2,045
    750     Southeastern Ohio Port Auth.                                    5.50        12/01/2029           811
    750     Southeastern Ohio Port Auth.                                    5.00        12/01/2035           766
  1,000     State                                                           5.00         5/01/2031         1,135
    500     State                                                           5.00         5/01/2033           564
  2,000     Turnpike and Infrastructure Commission                          5.25         2/15/2029         2,329
                                                                                                      ----------
                                                                                                          76,183
                                                                                                      ----------
            OKLAHOMA (0.8%)
  5,360     Cherokee Nation (INS)(a)                                        4.60        12/01/2021         5,467
  4,210     Chickasaw Nation(a)                                             5.38        12/01/2017         4,377
  5,000     Chickasaw Nation(a)                                             6.00        12/01/2025         5,535
  2,020     Comanche County Hospital Auth.                                  5.00         7/01/2021         2,162
  1,400     Norman Regional Hospital Auth.                                  5.50         9/01/2024         1,449
 13,100     Norman Regional Hospital Auth.                                  5.00         9/01/2027        13,572
                                                                                                      ----------
                                                                                                          32,562
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            OREGON (0.1%)
$ 1,000     Washington, Yamhill and Multnomah
              Counties Hillsboro School District
              No. 1J (INS) (PRE)                                             4.58%(b)    6/15/2025    $      688
  5,900     Washington, Yamhill and Multnomah
              Counties Hillsboro School District
              No. 1J (INS) (PRE)                                             4.59(b)     6/15/2026         3,876
                                                                                                      ----------
                                                                                                           4,564
                                                                                                      ----------
            PENNSYLVANIA (2.2%)
  1,410     Allegheny County Higher Education Building Auth.                 5.13        3/01/2025         1,604
  1,000     Allegheny County IDA                                             5.00        9/01/2021         1,013
  1,220     Allegheny County IDA                                             5.10        9/01/2026         1,228
  5,000     Beaver County IDA                                                2.15        3/01/2017         5,001
  3,000     Bethlehem Auth. (INS)                                            5.00       11/15/2030         3,399
  1,885     Butler County Hospital Auth.                                     5.00        7/01/2035         2,059
  1,000     Chester County IDA                                               5.00       10/01/2034         1,060
  5,000     Commonwealth Financing Auth.                                     5.00        6/01/2034         5,537
  6,500     Cumberland County Municipal Auth.                                4.00       12/01/2026         6,577
  1,000     Delaware County Auth.                                            5.00       10/01/2025         1,068
  2,720     Delaware River Port Auth.                                        5.00        1/01/2025         3,089
 13,000     Economic Dev. Financing Auth.                                    4.00       10/01/2023        14,173
  1,730     Higher Educational Facilities Auth.                              5.25        7/15/2025         1,974
  2,020     Higher Educational Facilities Auth.                              5.25        7/15/2026         2,289
  2,125     Higher Educational Facilities Auth.                              5.25        7/15/2027         2,394
  2,245     Higher Educational Facilities Auth.                              5.25        7/15/2028         2,514
  2,415     Higher Educational Facilities Auth.                              5.00        7/15/2030         2,631
  1,625     Higher Educational Facilities Auth.                              5.00        7/01/2032         1,759
  1,965     Higher Educational Facilities Auth.                              5.25        7/15/2033         2,149
  1,615     Lancaster County Hospital Auth. (PRE)                            5.00       11/01/2026         1,695
  5,000     Luzerne County (INS)                                             5.00       11/15/2029         5,594
  1,200     Montgomery County IDA                                            5.00       11/15/2023         1,330
  2,750     Montgomery County IDA                                            5.00       11/15/2024         3,025
  1,000     Montour School District (INS)                                    5.00        4/01/2033         1,145
  1,500     Montour School District (INS)                                    5.00        4/01/2034         1,712
  1,500     Montour School District (INS)                                    5.00        4/01/2035         1,708
  1,250     Public School Building Auth. (NBGA)                              5.00        4/01/2023         1,421
  1,500     State Turnpike Commission                                        5.00       12/01/2032         1,696
  4,345     State Turnpike Commission                                        5.00       12/01/2033         4,899
                                                                                                      ----------
                                                                                                          85,743
                                                                                                      ----------
            PUERTO RICO (0.1%)
  2,600     Industrial, Tourist, Educational, Medical, and
              Environmental Control Facilities Financing Auth.               5.00        4/01/2027         2,278
                                                                                                      ----------

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            RHODE ISLAND (0.4%)
$     205   Health and Educational Building Corp. (INS)                      5.50%       5/15/2016    $      206
    5,500   Health and Educational Building Corp. (INS)                      5.00        5/15/2026         5,609
    2,000   Health and Educational Building Corp.                            6.00        9/01/2033         2,236
    2,000   Tobacco Settlement Financing Corp.                               5.00        6/01/2028         2,247
    2,000   Tobacco Settlement Financing Corp.                               5.00        6/01/2029         2,223
    2,500   Tobacco Settlement Financing Corp.                               5.00        6/01/2030         2,756
                                                                                                      ----------
                                                                                                          15,277
                                                                                                      ----------
            SOUTH CAROLINA (0.9%)
    5,870   Association of Governmental Organizations
              Educational Facilities Corp. (INS) (PRE)                       4.75       12/01/2026         6,170
    6,325   Association of Governmental Organizations
              Educational Facilities Corp. (INS)                             4.75       12/01/2026         6,560
    5,000   Lexington County Health Services District, Inc.                  5.00       11/01/2024         5,390
    7,335   Lexington County Health Services District, Inc.                  5.00       11/01/2026         7,894
    7,200   Piedmont Municipal Power Agency (INS)                            5.00        1/01/2028         8,064
    2,700   Piedmont Municipal Power Agency (INS)                            5.00        1/01/2028         3,024
                                                                                                      ----------
                                                                                                          37,102
                                                                                                      ----------
            SOUTH DAKOTA (0.1%)
    1,700   Health and Educational Facilities Auth.                          5.00       11/01/2024         1,902
                                                                                                      ----------
            TENNESSEE (0.6%)
    5,110   Jackson Health, Educational, and Housing
              Facility Board (PRE)                                           5.25        4/01/2023         5,674
    1,890   Jackson Health, Educational, and Housing
              Facility Board                                                 5.25        4/01/2023         2,051
     2,125  Johnson City Health and Educational Facilities Board             5.25        7/01/2026         2,189
    14,750  Sullivan County Health, Educational and
              Housing Facilities Board                                       5.25        9/01/2026        15,248
                                                                                                      ----------
                                                                                                          25,162
                                                                                                      ----------
            TEXAS (12.0%)
    2,300   Austin (INS)                                                     5.00       11/15/2024         2,314
    5,610   Austin Utility Systems (INS)                                     5.15(b)     5/15/2017         5,530
    3,055   Bastrop ISD (NBGA)                                               5.60(b)     2/15/2016         3,053
    3,155   Bastrop ISD (NBGA)                                               5.60(b)     2/15/2017         3,129
    3,715   Bexar County Health Facilities Dev. Corp.                        5.00        7/01/2027         3,830
    4,240   Boerne ISD (NBGA)                                                3.66(b)     2/01/2026         3,037
    2,680   Central Regional Mobility Auth. (INS) (PRE)                      4.55        1/01/2020         2,817
    3,445   Central Regional Mobility Auth. (INS) (PRE)                      4.60        1/01/2021         3,624
      700   Central Regional Mobility Auth.                                  5.00        1/01/2021           774
      500   Central Regional Mobility Auth.                                  5.00        1/01/2022           554
      885   Central Regional Mobility Auth.                                  5.90(b)     1/01/2022           713
      500   Central Regional Mobility Auth.                                  5.00        1/01/2023           559

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 7,000     Central Regional Mobility Auth.                                  6.25%(b)    1/01/2024    $    5,133
  2,500     Central Regional Mobility Auth.                                  5.75        1/01/2025         2,807
  2,535     Central Regional Mobility Auth.                                  6.50(b)     1/01/2026         1,678
  3,500     Central Regional Mobility Auth.                                  5.00        1/01/2033         3,789
  2,000     Dallas/Fort Worth International Airport                          5.25       11/01/2028         2,355
  7,500     Dallas/Fort Worth International Airport                          5.25       11/01/2029         8,792
  1,000     Decatur Hospital Auth.                                           5.25        9/01/2029         1,087
  1,000     Decatur Hospital Auth.                                           5.00        9/01/2034         1,060
 13,745     Denton ISD (NBGA)                                                5.03(b)     8/15/2023         9,671
 16,500     Denton ISD (NBGA)                                                5.06(b)     8/15/2024        11,017
  1,215     Downtown Redevelopment Auth. (INS)                               5.00        9/01/2029         1,387
  1,380     Downtown Redevelopment Auth. (INS)                               5.00        9/01/2030         1,566
  2,000     Downtown Redevelopment Auth. (INS)                               5.00        9/01/2031         2,260
  1,500     Downtown Redevelopment Auth. (INS)                               5.00        9/01/2032         1,687
  2,680     Downtown Redevelopment Auth. (INS)                               5.00        9/01/2033         3,007
  2,840     Ennis ISD (PRE)                                                  4.58(b)     8/15/2025         1,884
    875     Ennis ISD (NBGA)                                                 4.58(b)     8/15/2025           576
  2,845     Ennis ISD (PRE)                                                  4.60(b)     8/15/2026         1,800
    875     Ennis ISD (NBGA)                                                 4.60(b)     8/15/2026           549
  4,710     Harris County Cultural Education
              Facilities Finance Corp.                                       5.00       12/01/2027         5,382
  1,400     Harris County Cultural Education
              Facilities Finance Corp.                                       5.00        6/01/2028         1,541
 40,000     Harris County IDC                                                5.00        2/01/2023        43,868
    750     Harris County Municipal Utility District (INS)                   5.00        3/01/2030           861
  2,030     Harris County Municipal Utility District (INS)                   5.00        3/01/2031         2,320
  2,500     Harris County Municipal Utility District (INS)                   5.00        3/01/2032         2,842
  5,615     Houston                                                          5.00        9/01/2032         6,375
  5,345     Houston                                                          5.00        9/01/2033         6,038
  2,150     Houston                                                          5.00        9/01/2034         2,411
  1,575     Houston                                                          5.00        9/01/2035         1,758
  4,000     Houston Airport System                                           5.00        7/01/2024         4,389
  7,000     Houston Airport System                                           5.00        7/01/2025         7,680
  2,300     Houston Convention & Entertainment
              Facilities Department                                          5.00        9/01/2029         2,656
  1,000     Houston Convention & Entertainment
              Facilities Department                                          5.00        9/01/2030         1,145
  3,850     Houston Higher Education Finance Corp.                           5.25        9/01/2031         4,278
  4,075     Houston Higher Education Finance Corp.                           5.25        9/01/2032         4,505
  6,955     Houston ISD Public Facility Corp. (INS)                          5.38(b)     9/15/2016         6,917
  2,635     Houston ISD Public Facility Corp. (INS)                          5.38(b)     9/15/2016         2,621
  3,885     Houston ISD Public Facility Corp. (INS)                          5.40(b)     9/15/2017         3,801
  4,000     Karnes County Hospital District                                  5.00        2/01/2029         4,291

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 4,000     Karnes County Hospital District                                  5.00%       2/01/2034    $    4,242
  4,555     Lower Colorado River Auth. (INS)                                 4.38        5/15/2025         4,663
  2,000     Lower Colorado River Auth. (INS)                                 4.38        5/15/2026         2,047
    935     Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $950(c)                                        5.85        2/15/2018           955
  3,425     Mesquite Health Facilities Dev. Corp.                            5.50        2/15/2025         3,444
  2,040     Midlothian Dev. Auth. (INS)                                      5.00       11/15/2018         2,082
  2,235     Midlothian Dev. Auth. (INS)                                      5.00       11/15/2021         2,276
  1,695     Midlothian Dev. Auth. (INS)                                      5.00       11/15/2026         1,720
  2,165     Midlothian Dev. Auth.                                            5.13       11/15/2026         2,183
  2,155     New Braunfels ISD (NBGA)                                         3.04(b)     2/01/2023         1,796
  7,500     New Hope Cultural Education Facilities Corp.                     5.00        7/01/2030         8,006
  9,000     New Hope Cultural Education Facilities Corp.                     5.00        7/01/2035         9,395
  2,190     North Texas Tollway Auth. (PRE)                                  6.00        1/01/2023         2,447
    310     North Texas Tollway Auth.                                        6.00        1/01/2023           342
 15,000     North Texas Tollway Auth.                                        6.00        1/01/2025        16,981
 20,000     North Texas Tollway Auth. (INS)                                  3.85(b)     1/01/2029        12,327
  1,500     North Texas Tollway Auth.                                        5.00        1/01/2031         1,675
  8,000     North Texas Tollway Auth.                                        5.00        1/01/2032         8,988
  7,500     North Texas Tollway Auth.                                        5.00        1/01/2034         8,445
  1,220     Nueces River Auth. (INS)                                         5.00        7/15/2023         1,223
  1,530     Nueces River Auth. (INS)                                         5.00        7/15/2024         1,534
  2,230     Permanent Univ. Fund                                             5.00        7/01/2032         2,654
  3,250     Permanent Univ. Fund                                             5.00        7/01/2033         3,853
  2,500     Permanent Univ. Fund                                             5.00        7/01/2034         2,948
  2,965     Plano ISD (NBGA) (PRE)                                           4.50        2/15/2023         3,013
  2,000     Red River Education Finance Corp. (PRE)                          4.38        3/15/2025         2,039
  3,000     Red River Education Finance Corp. (PRE)                          4.38        3/15/2026         3,058
  8,395     Rockwall ISD (NBGA)                                              5.14(b)     2/15/2022         6,184
  9,205     Sabine River Auth. (INS)                                         4.95        3/01/2018         9,943
  2,000     San Leanna Education Facilities Corp.                            5.00        6/01/2018         2,120
  1,965     San Leanna Education Facilities Corp.                            5.13        6/01/2023         2,050
  1,000     San Leanna Education Facilities Corp.                            5.13        6/01/2024         1,041
  1,545     San Leanna Education Facilities Corp.                            5.13        6/01/2025         1,607
  3,750     Tarrant County Cultural Education
              Facilities Finance Corp.                                       5.25       11/15/2022         4,011
  1,100     Tarrant County Cultural Education
              Facilities Finance Corp.                                       6.00       11/15/2026         1,161
  8,300     Tarrant County Cultural Education
              Facilities Finance Corp.                                       5.13        5/15/2027         8,412
  5,000     Tarrant Regional Water District (INS) (PRE)                      4.38        3/01/2021         5,088
  4,510     Transportation Commission (PRE)                                  4.38        4/01/2025         4,606
  2,490     Transportation Commission (PRE)                                  4.38        4/01/2025         2,543

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$13,000     Transportation Commission (PRE)                                  4.50%       4/01/2026    $   13,782
  7,235     Transportation Commission                                        5.00       10/01/2026         9,082
 10,000     Transportation Commission                                        5.00        8/15/2033        11,095
  8,500     Transportation Commission                                        5.00        8/15/2034         9,397
  7,170     Tyler Health Facilities Dev. Corp.                               5.25       11/01/2019         7,560
  7,945     Tyler Health Facilities Dev. Corp.                               5.25       11/01/2021         8,312
  3,360     Tyler Health Facilities Dev. Corp.                               5.25       11/01/2022         3,499
  3,800     Tyler Health Facilities Dev. Corp.                               5.25       11/01/2023         3,947
  8,745     Tyler Health Facilities Dev. Corp.                               5.25        7/01/2026         9,103
 10,000     Tyler Health Facilities Dev. Corp.                               5.50        7/01/2027        11,097
  7,875     Univ. of Texas System (PRE)                                      4.25        8/15/2025         8,279
  2,125     Univ. of Texas System                                            4.25        8/15/2025         2,224
  1,795     Weatherford ISD (NBGA)                                           4.73(b)     2/15/2023         1,292
  1,795     Weatherford ISD (NBGA)                                           4.77(b)     2/15/2024         1,228
  5,970     Williamson County (INS) (PRE)                                    5.13        2/15/2022         6,351
                                                                                                      ----------
                                                                                                         477,068
                                                                                                      ----------
            UTAH (0.2%)
 18,631     Jordanelle Special Service District, acquired
              6/18/2009; cost $18,632(a),(c),(f)                             4.44        8/01/2030         9,313
                                                                                                      ----------
            VERMONT (0.3%)
  9,000     EDA                                                              5.00       12/15/2020        10,338
                                                                                                      ----------
            VIRGINIA (0.8%)
  1,750     Albemarle County IDA                                             5.00        1/01/2024         1,782
  2,290     College Building Auth.                                           5.00        6/01/2021         2,309
 11,280     College Building Auth.                                           5.00        6/01/2026        11,325
 14,924     Farms of New Kent Community Dev. Auth.,
              acquired 9/08/2006-10/04/2007; cost $14,395(c),(f)             5.13        3/01/2036         3,731
 10,000     Roanoke County EDA                                               5.00        7/01/2025        11,240
  1,000     Small Business Financing Auth.                                   5.13        9/01/2022         1,050
                                                                                                      ----------
                                                                                                          31,437
                                                                                                      ----------
            WASHINGTON (0.1%)
  5,000     Tobacco Settlement Auth.                                         5.25        6/01/2031         5,496
                                                                                                      ----------
            WISCONSIN (0.5%)
  8,300     Health and Educational Facilities Auth.                          5.13        2/15/2026         8,431
  1,500     Health and Educational Facilities Auth.                          5.00        8/15/2026         1,709
  2,000     Health and Educational Facilities Auth.                          5.00        7/15/2028         2,255
  1,935     Health and Educational Facilities Auth.                          5.00        8/15/2029         2,166
  5,000     Health and Educational Facilities Auth.                          5.13        4/15/2031         5,540
  1,000     Health and Educational Facilities Auth.                          5.00        8/15/2034         1,104
                                                                                                      ----------
                                                                                                          21,205
                                                                                                      ----------
            Total Fixed-Rate Instruments (cost: $3,166,444)                                            3,315,993
                                                                                                      ----------

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
            PUT BONDS (7.9%)
            ARIZONA (1.2%)
$16,000     Health Facilities Auth.                                          1.87%(g)    2/01/2048    $   16,372
 30,000     Health Facilities Auth.                                          1.87(g)     2/01/2048        30,532
                                                                                                      ----------
                                                                                                          46,904
                                                                                                      ----------
            ARKANSAS (0.7%)
 29,000     Dev. Finance Auth.                                               1.57(g)     9/01/2044        28,721
                                                                                                      ----------
            CALIFORNIA (0.7%)
 10,000     Bay Area Toll Auth.                                              0.92(g)     4/01/2045         9,935
 17,000     Bay Area Toll Auth.                                              1.12(g)     4/01/2045        16,976
                                                                                                      ----------
                                                                                                          26,911
                                                                                                      ----------
            FLORIDA (0.4%)
 16,000     Putnam County Dev. Auth. (INS)                                   5.35        3/15/2042        17,671
                                                                                                      ----------
            ILLINOIS (0.3%)
  5,000     Chicago Board of Education                                       0.85(g)     3/01/2036         4,440
  7,500     Educational Facilities Auth.                                     4.75       11/01/2036         7,784
                                                                                                      ----------
                                                                                                          12,224
                                                                                                      ----------
            INDIANA (0.1%)
  4,000     Rockport Pollution Control                                       1.75        6/01/2025         4,030
                                                                                                      ----------
            LOUISIANA (0.4%)
 16,750     St. Charles Parish                                               4.00       12/01/2040        17,786
                                                                                                      ----------
            MASSACHUSETTS (0.2%)
  6,000     Dev. Finance Agency (PRE)                                        5.75       12/01/2042         7,002
                                                                                                      ----------
            MICHIGAN (0.4%)
 15,000     Hospital Finance Auth.                                           6.00       12/01/2034        16,671
                                                                                                      ----------
            NEW JERSEY (0.5%)
 20,000     Transportation Trust Fund Auth.                                  1.22(g)     6/15/2034        19,470
                                                                                                      ----------
            NEW MEXICO (0.8%)
 10,000     Farmington                                                       4.75        6/01/2040        10,502
 20,000     Farmington                                                       5.20        6/01/2040        22,184
                                                                                                      ----------
                                                                                                          32,686
                                                                                                      ----------
            OHIO (1.0%)
  8,000     Air Quality Dev. Auth.                                           5.75        6/01/2033         8,207
 30,000     Ohio Water Dev. Auth.                                            4.00       12/01/2033        30,872
                                                                                                      ----------
                                                                                                          39,079
                                                                                                      ----------
            PENNSYLVANIA (0.8%)
  8,800     Beaver County IDA                                                2.70        4/01/2035         8,786
 11,000     Berks County Municipal Auth.                                     1.52(g)    11/01/2039        11,098

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$ 1,750     Economic Dev. Financing Auth.                                    1.75%      12/01/2033    $    1,753
  8,750     Economic Dev. Financing Auth.                                    2.55       11/01/2041         8,679
                                                                                                      ----------
                                                                                                          30,316
                                                                                                      ----------
            TEXAS (0.4%)
 14,935     San Antonio Housing Trust Finance Corp. (NBGA)                   3.50        4/01/2043        15,143
                                                                                                      ----------
            Total Put Bonds (cost: $305,265)                                                             314,614
                                                                                                      ----------

            ADJUSTABLE-RATE NOTES (0.4%)
            NEW JERSEY (0.4%)
 10,000     EDA                                                              1.57        9/01/2027         8,926
 10,000     EDA                                                              1.62        3/01/2028         8,853
                                                                                                      ----------
                                                                                                          17,779
                                                                                                      ----------
            Total Adjustable-Rate Notes (cost: $20,000)                                                   17,779
                                                                                                      ----------

            VARIABLE-RATE DEMAND NOTES (7.4%)
            CALIFORNIA (1.1%)
  2,450     Infrastructure and Economic Dev. Bank
              (LOC - California Bank & Trust)                                0.37       10/01/2028         2,450
  6,855     State (LIQ) (LOC - Dexia Credit Local)(a)                        0.20        8/01/2027         6,855
 27,800     State (LIQ) (LOC - Dexia Credit Local)(a)                        0.20        8/01/2027        27,800
  4,815     Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                            0.87        5/01/2040         4,815
                                                                                                      ----------
                                                                                                          41,920
                                                                                                      ----------
            CONNECTICUT (0.1%)
  5,000     State(h)                                                         0.28        7/01/2017         5,000
                                                                                                      ----------
            FLORIDA (0.3%)
 10,000     Lee Memorial Health System (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                                  0.17        4/01/2037        10,000
                                                                                                      ----------
            GEORGIA (0.2%)
  7,900     Appling County Dev. Auth.                                        0.23        9/01/2041         7,900
                                                                                                      ----------
            IDAHO (0.8%)
 19,885     American Falls Reservoir District                                0.20        2/01/2025        19,885
 12,635     Housing and Finance Association(h)                               0.27        1/01/2038        12,635
                                                                                                      ----------
                                                                                                          32,520
                                                                                                      ----------
            ILLINOIS (1.6%)
  7,000     Chicago Board of Education (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                                  0.37       12/01/2039         7,000
 13,800     State (LIQ) (LOC - Deutsche Bank A.G.)(a)                        0.32        7/01/2033        13,800

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                     COUPON         FINAL            VALUE
(000)       SECURITY                                                        RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------------
$29,495     State (LIQ) (LOC - Deutsche Bank A.G.)(a)                        0.32%       2/01/2039    $   29,495
 14,100     State Toll Highway Auth. (INS) (LIQ)                             0.25        1/01/2016        14,100
                                                                                                      ----------
                                                                                                          64,395
                                                                                                      ----------
            KENTUCKY (0.1%)
  5,000     Economic Dev. Finance Auth. (INS) (LIQ)(a)                       0.22        6/01/2016         5,000
                                                                                                      ----------
            LOUISIANA (2.1%)
 36,600     St. James Parish                                                 0.30       11/01/2040        36,600
 45,100     St. James Parish                                                 0.32       11/01/2040        45,100
                                                                                                      ----------
                                                                                                          81,700
                                                                                                      ----------
            NEW YORK (0.0%)
  1,500     Albany IDA (LOC - RBS Citizens, N.A.)                            0.24        5/01/2035         1,500
                                                                                                      ----------
            OREGON (0.1%)
  4,360     Port of Morrow                                                   0.20        2/01/2027         4,360
                                                                                                      ----------
            TEXAS (1.0%)
 10,000     Port of Port Arthur Navigation District                          0.30       12/01/2039        10,000
 20,000     Port of Port Arthur Navigation District                          0.30       11/01/2040        20,000
 10,000     Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                                           0.26        6/01/2038        10,000
                                                                                                      ----------
                                                                                                          40,000
                                                                                                      ----------
            Total Variable-Rate Demand Notes (cost: $294,295)                                            294,295
                                                                                                      ----------

            TOTAL INVESTMENTS (COST: $3,786,004)                                                      $3,942,681
                                                                                                      ==========


----------------------------------------------------------------------------------------------------------------
($ in 000s)                                                VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)              (LEVEL 2)           (LEVEL 3)
                                        QUOTED PRICES      OTHER SIGNIFICANT         SIGNIFICANT
                                    IN ACTIVE MARKETS             OBSERVABLE        UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS                 INPUTS              INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $-             $3,315,993                  $-      $3,315,993
Put Bonds                                           -                314,614                   -         314,614
Adjustable-Rate Notes                               -                 17,779                   -          17,779
Variable-Rate Demand Notes                          -                294,295                   -         294,295
----------------------------------------------------------------------------------------------------------------
Total                                              $-             $3,942,681                  $-      $3,942,681
----------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $14,752,000, which represented 0.4% of the Fund's net assets.

   (d) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   (e)  Up to 6.05% of the 6.95% coupon may be PIK.

   (f) At September 30, 2015, the issuer was in default with respect to interest and/or principal payments.

   (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2015.

   (h) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,786,004)               $3,942,681
   Cash                                                                                  49
   Receivables:
       Capital shares sold                                                            1,828
       USAA Asset Management Company (Note 6C)                                            4
       Interest                                                                      43,484
                                                                                 ----------
           Total assets                                                           3,988,046
                                                                                 ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                         2,105
      Dividends on capital shares                                                     1,619
   Accrued management fees                                                            1,050
   Accrued transfer agent's fees                                                         48
   Other accrued expenses and payables                                                  106
                                                                                 ----------
          Total liabilities                                                           4,928
                                                                                 ----------
              Net assets applicable to capital shares outstanding                $3,983,118
                                                                                 ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $3,853,573
  Undistributed net investment income                                                   131
  Accumulated net realized loss on investments                                      (27,263)
  Net unrealized appreciation of investments                                        156,677
                                                                                 ----------
              Net assets applicable to capital shares outstanding                $3,983,118
                                                                                 ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $3,947,337/293,715 shares outstanding)          $    13.44
                                                                                 ==========
      Adviser Shares (net assets of $35,781/2,663 shares outstanding)            $    13.44
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $ 75,490
                                                                         --------
EXPENSES
   Management fees                                                          6,369
   Administration and servicing fees:
       Fund Shares                                                          2,923
       Adviser Shares                                                          27
   Transfer agent's fees:
       Fund Shares                                                            629
       Adviser Shares                                                          10
   Distribution and service fees (Note 6E):
       Adviser Shares                                                          45
   Custody and accounting fees:
       Fund Shares                                                            219
       Adviser Shares                                                           2
   Postage:
       Fund Shares                                                             24
       Adviser Shares                                                           1
   Shareholder reporting fees:
       Fund Shares                                                             27
       Adviser Shares                                                           1
   Trustees' fees                                                              13
   Registration fees:
       Fund Shares                                                             40
       Adviser Shares                                                          14
   Professional fees                                                          359
   Other                                                                       25
                                                                         --------
            Total expenses                                                 10,728
   Expenses reimbursed:
       Adviser Shares                                                         (16)
                                                                         --------
            Net expenses                                                   10,712
                                                                         --------
NET INVESTMENT INCOME                                                      64,778
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                        1,141
   Change in net unrealized appreciation/(depreciation)                   (43,600)
                                                                         --------
            Net realized and unrealized loss                              (42,459)
                                                                         --------
   Increase in net assets resulting from operations                      $ 22,319
                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

-----------------------------------------------------------------------------------------------
                                                                       9/30/2015      3/31/2015
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $   64,778      $ 121,783
   Net realized gain (loss) on investments                                 1,141         (2,141)
   Change in net unrealized appreciation/(depreciation) of
       investments                                                       (43,600)        60,032
                                                                      -------------------------
       Increase in net assets resulting from operations                   22,319        179,674
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (64,151)      (120,642)
       Adviser Shares                                                       (543)          (919)
                                                                      -------------------------
           Distributions to shareholders                                 (64,694)      (121,561)
                                                                      -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                            94,825        455,176
   Adviser Shares                                                           (662)        16,304
                                                                      -------------------------
       Total net increase in net assets
           from capital share transactions                                94,163        471,480
                                                                      -------------------------
   Net increase in net assets                                             51,788        529,593
NET ASSETS
   Beginning of period                                                 3,931,330      3,401,737
                                                                      -------------------------
   End of period                                                      $3,983,118     $3,931,330
                                                                      =========================
Undistributed net investment income:
   End of period                                                      $      131     $       47
                                                                      =========================

See accompanying notes to financial statements.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon,

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

        maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares charged redemption fees in an amount less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $10,000, which represents 5.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had capital loss carryfowards of $28,333,000, for federal income tax purposes. It is unlikely that the Board will authorize a

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                       ---------------------------------------
                               CAPITAL LOSS CARRYFORWARDS
                                     TAX CHARACTER
                       ---------------------------------------
                       (NO EXPIRATION)               BALANCE
                       --------------              -----------
                       Short-Term                  $ 7,091,000
                       Long-Term                    21,242,000
                                                   -----------
                       Total                       $28,333,000
                                                   ===========

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $297,292,000 and $222,469,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $196,991,000 and $40,314,000, respectively, resulting in net unrealized appreciation of $156,677,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                               SIX-MONTH PERIOD ENDED           YEAR ENDED
                                 SEPTEMBER 30, 2015           MARCH 31, 2015
-------------------------------------------------------------------------------
                                SHARES        AMOUNT        SHARES       AMOUNT
                               --------------------------------------------------
FUND SHARES:
Shares sold                     22,489      $ 302,144       54,855      $ 743,782
Shares issued from
 reinvested dividends            4,095         54,966        7,433        100,891
Shares redeemed                (19,541)      (262,285)     (28,736)      (389,497)
                               --------------------------------------------------
Net increase from capital
 share transactions              7,043      $  94,825       33,552      $ 455,176
                               ==================================================
ADVISER SHARES:
Shares sold                        377      $   5,069        1,669      $  22,618
Shares issued from
 reinvested dividends               32            427           52            698
Shares redeemed*                  (459)        (6,158)        (517)        (7,012)
                               --------------------------------------------------
Net increase (decrease) from
 capital share transactions        (50)     $    (662)       1,204      $  16,304
                               ==================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Intermediate Municipal Debt

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $6,369,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $858,000 and $5,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.03%, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,923,000 and $27,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $49,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2016, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2015, the Adviser Shares incurred reimbursable expenses of $16,000, of which $4,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $629,000 and $10,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $45,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 378,000 Adviser Shares, which represents 14.2% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                              ------------------------------------------------------------------------------------------
                                    2015            2015            2014            2013            2012            2011
                              ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period          $    13.59      $    13.36      $    13.75      $    13.41      $    12.56      $    12.83
                              ------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income               .22             .45             .50             .50             .54             .56
 Net realized and
  unrealized gain (loss)            (.15)            .23            (.39)            .34             .85            (.26)
                              ------------------------------------------------------------------------------------------
Total from investment
 operations                          .07             .68             .11             .84            1.39             .30
                              ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.22)           (.45)           (.50)           (.50)           (.54)           (.56)
 Realized capital gains                -               -               -               -            (.00)(a)        (.01)
                              ------------------------------------------------------------------------------------------
Total distributions                 (.22)           (.45)           (.50)           (.50)           (.54)           (.57)
                              ------------------------------------------------------------------------------------------
Net asset value at
 end of period                $    13.44      $    13.59      $    13.36      $    13.75      $    13.41      $    12.56
                              ==========================================================================================
Total return (%)*                    .54            5.14             .85            6.31           11.25            2.29
Net assets at
 end of period (000)          $3,947,337      $3,894,482      $3,381,571      $3,387,366      $3,231,474      $2,794,641
Ratios to average
 net assets:**
 Expenses (%)(b)                     .54(c)          .55             .55             .54            .54             .52
 Net investment
  income (%)                        3.30(c)         3.31            3.72            3.63           4.11           4.35
Portfolio turnover (%)                 6               4              10              11             13             14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $3,898,092,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                                        PERIOD ENDED
                                       SEPTEMBER 30,             YEAR ENDED MARCH 31,                        MARCH 31,
                                       --------------------------------------------------------------------------------
                                          2015            2015         2014         2013         2012         2011***
                                       --------------------------------------------------------------------------------
Net asset value at
 beginning of period                   $ 13.58         $ 13.36      $ 13.75       $13.41       $12.56       $13.05
                                       ---------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                     .20             .42          .47          .47          .51          .35
 Net realized and
  unrealized gain (loss)                  (.14)            .22         (.39)         .34          .85         (.48)
                                       ---------------------------------------------------------------------------
Total from investment
 operations                                .06             .64          .08          .81         1.36         (.13)
                                       ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                    (.20)           (.42)        (.47)        (.47)        (.51)        (.35)
 Realized capital gains                      -               -            -            -         (.00)(a)     (.01)
                                       ---------------------------------------------------------------------------
Total distributions                       (.20)           (.42)        (.47)        (.47)        (.51)        (.36)
                                       ---------------------------------------------------------------------------
Redemption fees added
 to beneficial interests                   .00(a)           -             -      -      -                        -
                                       ---------------------------------------------------------------------------
Net asset value at end of period       $ 13.44         $ 13.58      $ 13.36       $13.75       $13.41       $12.56
                                       ===========================================================================
Total return (%)*                          .48            4.81          .64         6.10        11.03        (1.04)
Net assets at
 end of period (000)                   $35,781         $36,848      $20,166       $7,451       $5,843       $4,756
Ratios to average net assets:**
 Expenses (%)(b)                           .80(c)          .79(d)       .75          .75          .75          .75(c)
 Expenses, excluding
  reimbursements (%)(b)                    .89(c)          .88          .96         1.14         1.38         1.56(c)
 Net investment income (%)                3.04(c)         3.06         3.51         3.41         3.90         4.15(c)
Portfolio turnover (%)                       6               4           10           11           13           14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $35,821,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective August 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.80% of the Adviser Shares' average net assets. Prior to this date, the voluntarily expense limit was 0.75%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================
EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE           APRIL 1, 2015 -
                                         APRIL 1, 2015      SEPTEMBER 30, 2015      SEPTEMBER 30, 2015
                                         -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $1,005.40                   $2.71

Hypothetical
 (5% return before expenses)                1,000.00             1,022.30                    2.73

ADVISER SHARES
Actual                                      1,000.00             1,004.80                    4.01

Hypothetical
 (5% return before expenses)                1,000.00             1,021.00                    4.04

*Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.54% for Fund Shares and 0.48% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

its affiliates, including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2014, and was in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

64  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722

--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA        We know what it means to serve.(R)             10%

   =============================================================================
   39594-1115                                (C)2015, USAA. All rights reserved.

  [LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ========================================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        33

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              51

ADVISORY AGREEMENT(S)                                                        53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211741-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA                                  [PHOTO OF JOHN C. BONNELL]
USAA Asset Management Company

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates rose during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Supply increased, though many of the new issues were refunded bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the
    Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable U.S. corporate bonds, benefiting from investors' search for yield and their tax-advantaged status.

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address potential pension-funding shortfalls.

o HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 0.82% and 0.68%, respectively, versus an average return of 0.23% amongst the funds in the Lipper General & Insured Municipal Debt Funds category. This compares to returns of 0.46% for the Lipper General & Insured Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.22% and 3.95%, respectively, compared to the Lipper category average of 3.14%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continue to focus on income generation. Over the long term, the Fund's income distribution, rather than its price appreciation, tends to account for the majority of its total return. As a result of our focus on income, the Fund generally invests in bonds in the BBB- and A- rated categories.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    Overall, the Fund performed well during the reporting period, benefiting from our independent research. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We use research both to recognize value and avoid potential pitfalls.

    We continue to maintain a diversified portfolio of more than 400 longer-term, primarily investment-grade municipal bonds, which are continuously monitored by our team of analysts. The Fund continues to be diversified by sector, issuer, and geography, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                        9/30/15                     3/31/15
--------------------------------------------------------------------------------
Net Assets                           $2.3 Billion                $2.4 Billion
Net Asset Value Per Share               $13.60                      $13.78

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.574                      $0.571
Dollar-Weighted Average
Portfolio Maturity(+)                 15.6 Years                  16.4 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*        1 YEAR           5 YEARS              10 YEARS
         0.82%              3.36%             4.92%                4.50%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD** AS OF 9/30/15            EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
               2.36%                                      0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

-----------------------------------------------------------------------------------------
                     TOTAL RETURN     =     DIVIDEND RETURN         +      PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS                4.50%         =           4.68%             +        -0.18%
5 YEARS                 4.92%         =           4.39%             +         0.53%
1 YEAR                  3.36%         =           4.23%             +        -0.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE
ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006-SEPTEMBER 30, 2015

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

-----------------------------------------------------------------------------------
                      TOTAL RETURN      DIVIDEND RETURN     CHANGE IN SHARE PRICE
-----------------------------------------------------------------------------------
9/30/2006                4.24%                4.51%                -0.27%
9/30/2007                1.88%                4.46%                -2.58%
9/30/2008               -5.63%                4.55%                -10.18%
9/30/2009               14.62%                6.29%                 8.33%
9/30/2010                6.30%                5.07%                 1.23%
9/30/2011                3.49%                4.90%                -1.41%
9/30/2012               11.04%                4.49%                 6.55%
9/30/2013               -2.03%                3.79%                -5.82%
9/30/2014                9.27%                4.54%                 4.73%
9/30/2015                3.36%                4.23%                -0.87%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  |  USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming marginal federal tax
rates of:                             28.00%    36.80%*   38.80%*  43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD           DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           4.68%               6.50%     7.41%     7.65%    8.27%
5 Years            4.39%               6.10%     6.95%     7.17%    7.76%
1 Year             4.23%               5.88%     6.69%     6.91%    7.47%

To match the Fund Shares' closing 30-day SEC Yield of 2.36%, on 9/30/15,

A FULLY TAXABLE INVESTMENT MUST PAY:   3.28%     3.74%     3.86%    4.17%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    BARCLAYS                USAA TAX EXEMPT                   LIPPER GENERAL &
                 MUNICIPAL BOND                LONG-TERM               INSURED MUNICIPAL DEBT FUNDS
                     INDEX                    FUND SHARES                         INDEX
09/30/05           $10,000.00                 $10,000.00                       $10,000.00
10/31/05             9,939.27                   9,927.87                         9,939.79
11/30/05             9,986.99                   9,964.13                         9,985.01
12/31/05            10,072.87                  10,068.72                        10,078.14
01/31/06            10,100.05                  10,081.59                        10,105.29
02/28/06            10,167.86                  10,169.15                        10,184.64
03/31/06            10,097.74                  10,093.21                        10,125.91
04/30/06            10,094.27                  10,077.41                        10,116.68
05/31/06            10,139.23                  10,122.08                        10,167.76
06/30/06            10,101.06                  10,060.27                        10,126.95
07/31/06            10,221.21                  10,190.82                        10,250.14
08/31/06            10,372.88                  10,346.42                        10,402.52
09/30/06            10,445.03                  10,422.93                        10,474.50
10/31/06            10,510.53                  10,497.07                        10,542.47
11/30/06            10,598.14                  10,610.00                        10,630.78
12/31/06            10,560.70                  10,551.77                        10,592.41
01/31/07            10,533.66                  10,527.72                        10,571.41
02/28/07            10,672.46                  10,665.72                        10,697.91
03/31/07            10,646.15                  10,630.13                        10,670.69
04/30/07            10,677.67                  10,660.57                        10,703.79
05/31/07            10,630.39                  10,608.09                        10,658.08
06/30/07            10,575.30                  10,541.43                        10,598.88
07/31/07            10,657.28                  10,580.60                        10,650.07
08/31/07            10,611.30                  10,416.29                        10,548.47
09/30/07            10,768.32                  10,617.61                        10,698.81
10/31/07            10,816.32                  10,659.60                        10,729.94
11/30/07            10,885.29                  10,664.99                        10,748.08
12/31/07            10,915.51                  10,616.36                        10,738.92
01/31/08            11,053.15                  10,744.27                        10,866.33
02/29/08            10,547.11                  10,105.41                        10,311.42
03/31/08            10,848.56                  10,418.88                        10,586.17
04/30/08            10,975.51                  10,599.19                        10,727.98
05/31/08            11,041.87                  10,700.82                        10,809.74
06/30/08            10,917.24                  10,573.67                        10,664.94
07/31/08            10,958.74                  10,512.48                        10,654.22
08/31/08            11,086.98                  10,616.01                        10,753.72
09/30/08            10,567.06                  10,019.50                        10,183.42
10/31/08            10,459.20                   9,565.43                         9,873.66
11/30/08            10,492.45                   9,467.66                         9,759.20
12/31/08            10,645.42                   9,285.99                         9,723.74
01/31/09            11,035.08                   9,778.07                        10,182.46
02/28/09            11,093.05                   9,859.11                        10,283.15
03/31/09            11,095.08                   9,862.97                        10,247.46
04/30/09            11,316.73                  10,165.81                        10,540.88
05/31/09            11,436.44                  10,494.75                        10,783.44
06/30/09            11,329.31                  10,403.73                        10,673.50
07/31/09            11,518.86                  10,583.93                        10,842.00
08/31/09            11,715.78                  10,845.12                        11,117.64
09/30/09            12,136.23                  11,484.23                        11,683.57
10/31/09            11,881.47                  11,228.15                        11,381.15
11/30/09            11,979.64                  11,239.81                        11,415.80
12/31/09            12,020.13                  11,336.91                        11,522.67
01/31/10            12,082.73                  11,405.61                        11,579.36
02/28/10            12,199.85                  11,506.03                        11,688.57
03/31/10            12,170.64                  11,499.43                        11,696.97
04/30/10            12,318.55                  11,648.47                        11,850.52
05/31/10            12,410.94                  11,719.63                        11,912.98
06/30/10            12,418.31                  11,713.50                        11,898.46
07/31/10            12,573.16                  11,862.34                        12,039.67
08/31/10            12,861.03                  12,171.90                        12,347.19
09/30/10            12,840.93                  12,207.82                        12,357.37
10/31/10            12,805.36                  12,170.89                        12,331.34
11/30/10            12,549.30                  11,802.61                        11,990.82
12/31/10            12,306.11                  11,493.43                        11,714.07
01/31/11            12,215.46                  11,314.76                        11,567.84
02/28/11            12,409.93                  11,522.98                        11,754.41
03/31/11            12,368.58                  11,477.36                        11,710.72
04/30/11            12,590.08                  11,697.72                        11,906.77
05/31/11            12,805.22                  11,981.85                        12,161.06
06/30/11            12,849.90                  12,077.81                        12,243.74
07/31/11            12,981.03                  12,240.41                        12,373.51
08/31/11            13,203.11                  12,383.58                        12,539.76
09/30/11            13,339.60                  12,636.92                        12,728.26
10/31/11            13,290.01                  12,603.15                        12,688.70
11/30/11            13,368.52                  12,668.85                        12,740.86
12/31/11            13,622.84                  12,929.24                        12,997.51
01/31/12            13,937.89                  13,344.47                        13,405.28
02/29/12            13,951.62                  13,391.03                        13,445.34
03/31/12            13,860.97                  13,350.22                        13,382.40
04/30/12            14,020.88                  13,503.71                        13,555.19
05/31/12            14,137.27                  13,658.15                        13,698.51
06/30/12            14,122.09                  13,674.52                        13,692.82
07/31/12            14,345.90                  13,888.74                        13,954.60
08/31/12            14,362.24                  13,947.98                        13,992.38
09/30/12            14,448.99                  14,028.60                        14,087.26
10/31/12            14,489.76                  14,113.76                        14,155.04
11/30/12            14,728.47                  14,375.70                        14,448.28
12/31/12            14,546.44                  14,194.44                        14,233.42
01/31/13            14,607.02                  14,309.58                        14,328.20
02/28/13            14,651.26                  14,355.16                        14,372.41
03/31/13            14,588.08                  14,297.65                        14,293.89
04/30/13            14,747.99                  14,466.41                        14,464.79
05/31/13            14,567.84                  14,316.07                        14,283.11
06/30/13            14,155.34                  13,782.64                        13,754.39
07/31/13            14,031.58                  13,623.72                        13,572.60
08/31/13            13,831.33                  13,380.81                        13,328.60
09/30/13            14,129.03                  13,743.15                        13,647.33
10/31/13            14,240.65                  13,845.14                        13,754.18
11/30/13            14,211.29                  13,812.80                        13,719.37
12/31/13            14,175.00                  13,799.74                        13,686.30
01/31/14            14,451.16                  14,188.20                        14,005.13
02/28/14            14,620.61                  14,355.43                        14,193.82
03/31/14            14,645.19                  14,416.14                        14,247.34
04/30/14            14,821.15                  14,618.85                        14,440.83
05/31/14            15,012.00                  14,789.82                        14,668.63
06/30/14            15,025.01                  14,821.40                        14,666.04
07/31/14            15,051.47                  14,853.11                        14,693.48
08/31/14            15,233.79                  14,958.32                        14,884.36
09/30/14            15,249.26                  15,017.27                        14,947.12
10/31/14            15,353.80                  15,126.18                        15,048.15
11/30/14            15,380.40                  15,145.58                        15,071.00
12/31/14            15,457.90                  15,252.61                        15,180.96
01/31/15            15,731.88                  15,514.47                        15,455.59
02/28/15            15,569.66                  15,366.17                        15,298.32
03/31/15            15,614.63                  15,395.69                        15,351.43
04/30/15            15,532.65                  15,325.72                        15,268.45
05/31/15            15,489.71                  15,301.14                        15,222.34
06/30/15            15,475.68                  15,287.90                        15,188.94
07/31/15            15,587.73                  15,410.51                        15,287.40
08/31/15            15,618.39                  15,442.93                        15,321.76
09/30/15            15,731.45                  15,521.39                        15,422.54

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General & Insured Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  |  USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                  o 12-MONTH DIVIDEND YIELD COMPARISON o

              [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA TAX EXEMPT                   LIPPER GENERAL & INSURED
               LONG-TERM FUND SHARES             MUNICIPAL DEBT FUNDS AVERAGE
09/30/06               4.39%                                 3.78%
09/30/07               4.60%                                 3.85%
09/30/08               5.35%                                 4.29%
09/30/09               5.06%                                 4.01%
09/30/10               4.76%                                 3.84%
09/30/11               4.66%                                 3.91%
09/30/12               4.01%                                 3.37%
09/30/13               4.12%                                 3.26%
09/30/14               4.17%                                 3.22%
09/30/15               4.22%                                 3.14%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTELX)

--------------------------------------------------------------------------------
                                        9/30/15                     3/31/15
--------------------------------------------------------------------------------
Net Assets                           $10.0 Million               $10.9 Million
Net Asset Value Per Share               $13.58                      $13.76

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.536                      $0.534

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
      3/31/15-9/30/15*        1 YEAR        5 YEARS     SINCE INCEPTION 8/01/10
           0.68%              3.08%          4.58%               4.99%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/15
--------------------------------------------------------------------------------
        UNSUBSIDIZED             1.89%        SUBSIDIZED               2.08%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/15***
--------------------------------------------------------------------------------
        BEFORE REIMBURSEMENT     0.99%        AFTER REIMBURSEMENT      0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2016. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  |  USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing subsidized 30-day SEC Yield of 2.08% on 9/30/15, and assuming marginal
federal tax rates of:                  28.00%   36.80%*   38.80%*  43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:    2.89%    3.29%     3.40%    3.68%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA TAX EXEMPT       LIPPER GENERAL & INSURED
                LONG-TERM FUND             MUNICIPAL DEBT             BARCLAYS MUNICIPAL
                ADVISER SHARES              FUNDS INDEX                  BOND INDEX
07/31/10         $10,000.00                 $10,000.00                   $10,000.00
08/31/10          10,257.04                  10,255.42                    10,228.95
09/30/10          10,277.14                  10,263.87                    10,212.97
10/31/10          10,250.63                  10,242.26                    10,184.68
11/30/10           9,937.52                   9,959.42                     9,981.03
12/31/10           9,674.00                   9,729.56                     9,787.61
01/31/11           9,520.42                   9,608.10                     9,715.50
02/28/11           9,692.41                   9,763.07                     9,870.17
03/31/11           9,651.06                   9,726.78                     9,837.28
04/30/11           9,825.30                   9,889.61                    10,013.45
05/31/11          10,068.87                  10,100.83                    10,184.57
06/30/11          10,146.23                  10,169.49                    10,220.10
07/31/11          10,279.94                  10,277.29                    10,324.40
08/31/11          10,397.24                  10,415.37                    10,501.03
09/30/11          10,606.89                  10,571.94                    10,609.58
10/31/11          10,575.95                  10,539.08                    10,570.14
11/30/11          10,628.49                  10,582.40                    10,632.58
12/31/11          10,844.06                  10,795.57                    10,834.86
01/31/12          11,181.59                  11,134.26                    11,085.43
02/29/12          11,226.23                  11,167.53                    11,096.35
03/31/12          11,189.08                  11,115.26                    11,024.25
04/30/12          11,314.94                  11,258.77                    11,151.44
05/31/12          11,441.29                  11,377.81                    11,244.01
06/30/12          11,443.58                  11,373.09                    11,231.93
07/31/12          11,628.25                  11,590.52                    11,409.94
08/31/12          11,674.32                  11,621.90                    11,422.94
09/30/12          11,739.01                  11,700.70                    11,491.93
10/31/12          11,798.62                  11,757.01                    11,524.36
11/30/12          12,022.84                  12,000.56                    11,714.22
12/31/12          11,868.10                  11,822.11                    11,569.44
01/31/13          11,952.59                  11,900.82                    11,617.62
02/28/13          11,996.17                  11,937.54                    11,652.81
03/31/13          11,944.95                  11,872.33                    11,602.56
04/30/13          12,082.77                  12,014.28                    11,729.74
05/31/13          11,953.94                  11,863.37                    11,586.46
06/30/13          11,496.85                  11,424.23                    11,258.38
07/31/13          11,361.16                  11,273.23                    11,159.95
08/31/13          11,155.44                  11,070.57                    11,000.68
09/30/13          11,454.79                  11,335.31                    11,237.45
10/31/13          11,536.87                  11,424.06                    11,326.23
11/30/13          11,506.92                  11,395.14                    11,302.88
12/31/13          11,493.04                  11,367.68                    11,274.02
01/31/14          11,813.88                  11,632.49                    11,493.66
02/28/14          11,950.53                  11,789.21                    11,628.43
03/31/14          11,998.07                  11,833.67                    11,647.98
04/30/14          12,155.13                  11,994.38                    11,787.93
05/31/14          12,303.46                  12,183.59                    11,939.72
06/30/14          12,317.71                  12,181.44                    11,950.07
07/31/14          12,349.97                  12,204.23                    11,971.12
08/31/14          12,426.09                  12,362.77                    12,116.12
09/30/14          12,472.82                  12,414.90                    12,128.43
10/31/14          12,560.55                  12,498.81                    12,211.57
11/30/14          12,583.06                  12,517.79                    12,232.73
12/31/14          12,669.17                  12,609.13                    12,294.37
01/31/15          12,874.70                  12,837.23                    12,512.28
02/28/15          12,748.80                  12,706.60                    12,383.26
03/31/15          12,770.41                  12,750.71                    12,419.02
04/30/15          12,709.42                  12,681.79                    12,353.82
05/31/15          12,686.06                  12,643.50                    12,319.66
06/30/15          12,672.22                  12,615.75                    12,308.51
07/31/15          12,780.35                  12,697.53                    12,397.63
08/31/15          12,794.80                  12,726.07                    12,422.01
09/30/15          12,856.90                  12,809.77                    12,511.93

                                   [END CHART]

                       Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper General & Insured Municipal Debt Funds Index and the Barclays Municipal Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                    o 12-MONTH DIVIDEND YIELD COMPARISON* o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                        USAA TAX EXEMPT            LIPPER GENERAL & INSURED
                        LONG-TERM FUND                  MUNICIPAL DEBT
                        ADVISER SHARES                  FUNDS AVERAGE
09/30/11                     4.31%                           3.91%
09/30/12                     3.71%                           3.37%
09/30/13                     3.78%                           3.26%
09/30/14                     3.89%                           3.22%
09/30/15                     3.95%                           3.14%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Hospital  ..............................................................   15.7%
Education ..............................................................   11.8%
General Obligation .....................................................   10.0%
Escrowed Bonds  ........................................................    8.0%
Special Assessment/Tax/Fee  ............................................    7.5%
Electric Utilities  ....................................................    7.4%
Toll Roads  ............................................................    6.4%
Airport/Port  ..........................................................    5.7%
Nursing/CCRC  ..........................................................    4.3%
Water/Sewer Utility ....................................................    3.5%

You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                       14.0%
AA                                                                        31.5%
A                                                                         25.9%
BBB                                                                       23.7%
BELOW INVESTMENT-GRADE                                                     3.9%
UNRATED                                                                    1.0%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD       Community College District
    EDA       Economic Development Authority
    EDC       Economic Development Corp.
    ETM       Escrowed to final maturity
    IDA       Industrial Development Authority/Agency
    IDB       Industrial Development Board

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    IDC      Industrial Development Corp.
    ISD      Independent School District
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity
    USD      Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.3%)

               ALABAMA (0.9%)
$    4,245     Chatom IDB (INS)                                     5.00%           8/01/2037         $    4,751
     2,500     Montgomery Medical Clinic Board                      4.75            3/01/2031              2,513
     2,500     Montgomery Medical Clinic Board                      4.75            3/01/2036              2,512
     7,000     Port Auth.                                           6.00           10/01/2035              8,161
     2,000     Selma IDB                                            5.80            5/01/2034              2,231
                                                                                                      ----------
                                                                                                          20,168
                                                                                                      ----------
               ARIZONA (2.3%)
     5,000     Apache County IDA                                    4.50            3/01/2030              5,340
     5,000     Goodyear                                             5.63            7/01/2039              5,846
     6,000     Health Facilities Auth.                              5.00            2/01/2042              6,327
     7,000     Maricopa County                                      5.00            6/01/2035              7,842
     1,000     Phoenix Civic Improvement Corp. (INS)                5.50            7/01/2029              1,240
     1,500     Phoenix Civic Improvement Corp. (INS)                5.50            7/01/2030              1,865
     6,000     Phoenix IDA(a)                                       5.00            7/01/2044              6,046
     3,000     Pima County IDA                                      4.00            9/01/2029              3,122
     2,685     Pima County IDA                                      4.50            6/01/2030              2,881
     3,000     Pima County IDA                                      5.25           10/01/2040              3,298
     2,000     Yavapai County IDA                                   5.63            8/01/2033              2,112
     7,500     Yavapai County IDA                                   5.63            8/01/2037              7,909
                                                                                                      ----------
                                                                                                          53,828
                                                                                                      ----------
               ARKANSAS (0.1%)
     1,000     Dev. Finance Auth. (INS)                             4.97(b)         7/01/2028                654
     1,165     Dev. Finance Auth. (INS)                             4.98(b)         7/01/2029                725
     1,150     Dev. Finance Auth. (INS)                             4.99(b)         7/01/2030                672
     2,500     Dev. Finance Auth. (INS)                             5.03(b)         7/01/2036              1,041
                                                                                                      ----------
                                                                                                           3,092
                                                                                                      ----------
               CALIFORNIA (9.8%)
     1,000     Cerritos CCD                                         5.63(b)         8/01/2031                545
     2,500     Cerritos CCD                                         5.67(b)         8/01/2032              1,299
     2,175     Cerritos CCD                                         5.71(b)         8/01/2033              1,082
     1,000     Cerritos CCD                                         5.76(b)         8/01/2034                476
     1,500     Cerritos CCD                                         5.82(b)         8/01/2035                679
     2,200     Cerritos CCD                                         5.88(b)         8/01/2036                953
     8,500     Coachella Valley USD (INS)                           5.95(b)         8/01/2041              2,682
     6,700     Corona-Norco USD (INS)                               5.50            8/01/2039              7,669
     3,000     El Camino CCD                                        5.08(b)         8/01/2034              1,502
     3,000     El Camino CCD                                        5.24(b)         8/01/2038              1,277
    10,000     El Monte Union High School District (INS)            5.75(b)         6/01/2042              3,088

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$     2,500    Escondido Union High School District (INS)           5.00%           6/01/2037         $    2,762
      2,410    Golden State Tobacco Securitization (INS)            4.55            6/01/2022              2,605
      5,000    Golden State Tobacco Securitization (INS)            4.60            6/01/2023              5,396
      2,000    Golden State Tobacco Securitization                  5.00            6/01/2030              2,290
      5,000    Indio Redevelopment Agency                           5.25            8/15/2035              5,333
     17,025    Inland Empire Tobacco Securitization Auth.           5.75            6/01/2026             16,943
      2,000    Jurupa Public Finance Auth. (INS)                    5.00            9/01/2033              2,226
      1,200    Los Alamitos USD, 5.95%, 8/01/2024                   5.95(c)         8/01/2034                928
      4,500    Los Alamitos USD, 6.05%, 8/01/2024                   6.05(c)         8/01/2042              3,377
      3,000    Monterey Peninsula USD (INS)                         5.50            8/01/2034              3,569
     15,000    Palomar Pomerado Health                              5.13            8/01/2037             15,865
      1,860    Paramount USD                                        6.82(b)         8/01/2034                813
      2,000    Paramount USD                                        6.86(b)         8/01/2035                836
      2,750    Paramount USD                                        6.88(b)         8/01/2036              1,096
      2,750    Paramount USD                                        6.90(b)         8/01/2037              1,042
      6,000    Pollution Control Financing Auth.                    5.00           11/21/2045              6,176
      2,500    Public Works Board                                   5.00           12/01/2029              2,916
      2,610    Public Works Board                                   5.00            4/01/2030              2,653
      2,000    Public Works Board                                   5.00           10/01/2030              2,265
      2,950    Public Works Board                                   5.00            6/01/2031              3,393
      1,110    Public Works Board                                   5.00           10/01/2031              1,251
      2,000    Public Works Board                                   5.00           12/01/2031              2,300
      3,500    Public Works Board                                   5.00           10/01/2039              3,951
      2,560    Sacramento City Schools Joint
                 Powers Financing Auth. (INS)                       5.00            3/01/2036              2,844
      2,000    Sacramento City Schools Joint
                 Powers Financing Auth. (INS)                       5.00            3/01/2040              2,194
      2,500    San Diego Public Facilities Financing Auth.          5.00           10/15/2044              2,753
      4,365    San Francisco City and County
                 Redevelopment Financing Auth. (INS)                4.88            8/01/2036              4,489
      3,000    San Marcos Schools Financing Auth. (INS)             5.00            8/15/2040              3,336
     13,605    San Ysidro School District (INS)                     5.58(b)         8/01/2036              5,499
     14,285    San Ysidro School District (INS)                     5.64(b)         8/01/2037              5,493
     15,000    Santa Ana USD (INS)                                  5.45(b)         4/01/2029              8,875
      5,000    Southern California Public Power Auth.               5.00            7/01/2040              5,649
     24,700    State                                                4.50            8/01/2030             25,810
      5,000    State                                                5.75            4/01/2031              5,791
        160    State                                                5.00            2/01/2032                160
      6,000    State                                                5.00           11/01/2032              6,484
      5,000    State                                                5.00           12/01/2032              5,419
      8,000    State                                                5.25            4/01/2035              9,266
      6,750    State                                                5.00            2/01/2038              7,619
      8,885    Stockton USD (INS)                                   7.33(b)         8/01/2034              4,241
      2,500    Victor Elementary School District (INS)              5.13            8/01/2034              2,829

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    5,180     Washington Township Health Care Dist.                5.25%           7/01/2030         $    5,677
     5,000     Washington Township Health Care Dist.                5.50            7/01/2038              5,476
                                                                                                      ----------
                                                                                                         231,142
                                                                                                      ----------
               COLORADO (2.5%)
     3,500     Denver Convention Center Hotel Auth. (INS)           4.75           12/01/2035              3,546
    15,765     Denver Health and Hospital Auth.                     4.75           12/01/2034             16,132
     2,000     E-470 Public Highway Auth.                           5.38            9/01/2026              2,246
    10,000     E-470 Public Highway Auth. (INS)                     5.06(b)         9/01/2035              4,079
     2,500     Educational and Cultural Facilities Auth.            5.25            4/01/2043              2,774
     2,190     Health Facilities Auth. (PRE)                        5.00            6/01/2029              2,259
     1,310     Health Facilities Auth.                              5.00            6/01/2029              1,333
     2,135     Health Facilities Auth. (PRE)                        5.25            6/01/2031              2,206
       865     Health Facilities Auth.                              5.25            6/01/2031                880
     2,000     Health Facilities Auth.                              5.00            6/01/2035              2,027
     1,780     Health Facilities Auth. (PRE)                        5.25            6/01/2036              1,839
       720     Health Facilities Auth.                              5.25            6/01/2036                731
     5,000     Health Facilities Auth.                              5.00           12/01/2042              5,250
     6,000     Health Facilities Auth.                              5.00            6/01/2045              6,390
     5,000     Regional Transportation District                     5.00            6/01/2044              5,529
     2,000     Vista Ridge Metropolitan District (INS)              5.00           12/01/2036              2,016
                                                                                                      ----------
                                                                                                          59,237
                                                                                                      ----------
               CONNECTICUT (0.3%)
     2,500     Health and Educational Facilities Auth. (INS)        5.13            7/01/2030              2,503
     2,000     Health and Educational Facilities Auth.              5.00            7/01/2035              2,243
    49,284     Mashantucket (Western) Pequot Tribe,
                 acquired 7/01/2013-9/30/2015;
                   cost $30,717(d),(e)                              6.95(f)         7/01/2031              3,253
                                                                                                      ----------
                                                                                                           7,999
                                                                                                      ----------
               DELAWARE (0.2%)
     4,000     EDA                                                  5.40            2/01/2031              4,451
                                                                                                      ----------
               DISTRICT OF COLUMBIA (2.7%)
    11,320     Community Academy Public Charter School, Inc. (INS)  5.13            5/01/2037             11,125
     1,305     District of Columbia                                 5.00            7/01/2036              1,407
     1,500     District of Columbia                                 5.00            7/01/2042              1,593
     1,700     District of Columbia                                 6.00            7/01/2043              1,947
     1,450     District of Columbia                                 6.00            7/01/2048              1,651
     7,500     Metropolitan Washington Airports Auth.               5.13           10/01/2034              8,268
     5,000     Metropolitan Washington Airports Auth.               5.00           10/01/2039              5,672
    10,000     Metropolitan Washington Airports Auth.               5.63           10/01/2039             11,111
    10,000     Metropolitan Washington Airports Auth.               5.00           10/01/2053             10,485
    10,000     Washington Convention & Sports Auth.                 5.00           10/01/2040             10,978
                                                                                                      ----------
                                                                                                          64,237
                                                                                                      ----------

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
               FLORIDA (11.4%)
$    7,000     Atlantic Beach Health Care Facilities Auth.          5.63%          11/15/2043         $    7,683
     2,000     Brevard County Health Facilities Auth. (PRE)         7.00            4/01/2039              2,411
    20,000     Brevard County School Board (INS) (PRE)              5.00            7/01/2032             21,541
     1,500     Broward County (PRE)                                 5.25           10/01/2034              1,696
       350     Broward County School Board (INS)                    5.25            7/01/2027                388
    10,000     Broward County School Board (INS) (PRE)              5.00            7/01/2032             10,769
     2,000     Clearwater                                           5.25           12/01/2039              2,247
     5,675     Department of Children and Family Services           5.00           10/01/2025              5,697
     1,500     Escambia County                                      6.25           11/01/2033              1,739
     1,000     Escambia County Housing Finance Auth. (INS)          5.75            6/01/2031              1,130
     3,950     Gainesville                                          5.25           10/01/2034              4,511
     3,000     Halifax Hospital Medical Center                      5.00            6/01/2046              3,244
     1,000     Hialeah Gardens Health Care
                 Facilities Auth. (LOC - SunTrust Bank)             5.00            8/15/2037              1,037
       600     Higher Educational Facility Auth.                    5.00            4/01/2032                647
     1,500     Higher Educational Facility Auth.                    5.25            4/01/2042              1,616
     2,270     Jacksonville                                         5.00           10/01/2029              2,603
     5,750     Jacksonville Economic Dev. Commission                5.00           11/15/2036              5,891
       500     Lakeland Educational Facility                        5.00            9/01/2037                527
     1,000     Lakeland Educational Facility                        5.00            9/01/2042              1,045
     4,000     Lee County IDA                                       5.75           10/01/2042              4,299
     5,000     Lee County IDA                                       5.50           10/01/2047              5,295
     1,500     Miami (INS)                                          5.00           10/01/2034              1,655
    13,125     Miami (INS)                                          5.25            7/01/2035             14,260
     4,000     Miami (INS)                                          5.25            7/01/2039              4,327
     2,000     Miami Beach                                          5.00            9/01/2040              2,195
     6,875     Miami-Dade County                                    5.00           10/01/2029              7,820
     3,950     Miami-Dade County                                    5.00           10/01/2034              4,491
    23,205     Miami-Dade County                                    5.38           10/01/2035             26,544
     5,000     Miami-Dade County                                    5.00            7/01/2039              5,513
     5,000     Miami-Dade County                                    5.00            7/01/2040              5,486
     1,750     Miami-Dade County                                    5.00           10/01/2043              1,917
     5,000     Miami-Dade County School Board (INS)                 5.25            2/01/2027              5,411
     5,000     Miami-Dade County School Board (INS)                 5.00            5/01/2033              5,399
     2,500     Municipal Loan Council (INS)                         5.25           10/01/2033              2,860
     5,000     Orange County (INS)                                  5.00           10/01/2031              5,194
     3,000     Orange County Health Facilities Auth.                5.25           10/01/2035              3,221
     6,255     Orange County Health Facilities Auth.                5.13           11/15/2039              6,341
    12,170     Orange County School Board (INS) (PRE)               5.00            8/01/2031             12,654
     5,000     Orange County School Board (INS) (PRE)               5.00            8/01/2032              5,402
    10,000     Orange County School Board (INS)                     5.50            8/01/2034             11,126
     6,000     Orlando-Orange County Expressway Auth.               5.00            7/01/2035              6,730
     2,000     Orlando-Orange County Expressway Auth.               5.00            7/01/2035              2,243

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$   10,000     Palm Beach County                                    5.00%          10/01/2031         $   11,664
     1,000     Pinellas County Educational Facilities Auth.         5.00           10/01/2027              1,100
     1,000     Pinellas County Educational Facilities Auth.         5.25           10/01/2030              1,100
     3,650     Pinellas County Educational Facilities Auth.         6.00           10/01/2041              4,081
     4,000     Port St. Lucie Utility System (INS)                  4.64(b)         9/01/2032              1,855
     4,000     Port St. Lucie Utility System (INS)                  4.65(b)         9/01/2033              1,768
     1,000     Sarasota County Public Hospital District             5.63            7/01/2039              1,110
     3,000     St. Petersburg Health Facilities Auth. (PRE)         6.50           11/15/2039              3,651
     3,400     Sumter County (INS) (PRE)                            5.00            6/01/2036              3,509
     2,200     Tampa Housing Auth.                                  4.85            7/01/2036              2,216
     3,050     Tampa-Hillsborough County Expressway Auth.           5.00            7/01/2042              3,334
     2,350     Volusia County Educational Facilities Auth. (INS)    5.00           10/15/2029              2,629
     2,000     Volusia County Educational Facilities Auth.          5.00           10/15/2045              2,164
     1,165     West Palm Beach Community
                 Redevelopment Agency (PRE)                         5.00            3/01/2029              1,189
                                                                                                      ----------
                                                                                                         268,175
                                                                                                      ----------
               GEORGIA (1.7%)
     3,500     Atlanta Airport                                      5.00            1/01/2035              3,918
    10,000     Burke County Dev. Auth.                              7.00            1/01/2023             11,249
     4,000     Dahlonega Downtown Dev. Auth. (INS)                  5.00            7/01/2040              4,447
     3,600     Glynn-Brunswick Memorial Hospital Auth. (PRE)        5.63            8/01/2034              4,081
       400     Glynn-Brunswick Memorial Hospital Auth.              5.63            8/01/2034                438
     1,600     Private Colleges & Universities Auth.                5.00           10/01/2032              1,749
    10,000     Savannah EDA                                         6.15            3/01/2017             10,483
     1,000     Thomasville Hospital Auth.                           5.25           11/01/2035              1,117
     1,250     Thomasville Hospital Auth.                           5.38           11/01/2040              1,395
                                                                                                      ----------
                                                                                                          38,877
                                                                                                      ----------
               HAWAII (0.3%)
     6,000     Department of Budget and Finance                     6.50            7/01/2039              6,829
                                                                                                      ----------
               IDAHO (0.1%)
     1,500     Health Facilities Auth. (INS)                        5.00            7/01/2035              1,644
                                                                                                      ----------
               ILLINOIS (10.8%)
       520     Chicago (INS)                                        5.25            1/01/2029                522
     4,033     Chicago                                              6.75           12/01/2032              4,050
     4,000     Chicago                                              5.00            1/01/2044              4,089
     3,000     Chicago                                              5.00           11/01/2044              3,113
     5,000     Chicago-O'Hare International Airport                 5.75            1/01/2039              5,752
     5,000     Chicago-O'Hare International Airport                 5.75            1/01/2043              5,616
     2,000     Finance Auth.                                        5.00            4/01/2026              2,005
     5,000     Finance Auth.                                        5.50            8/15/2028              5,489
     2,500     Finance Auth. (INS) (PRE)                            5.75           11/01/2028              2,866
    14,000     Finance Auth.                                        3.90            3/01/2030             14,270

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22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    5,000     Finance Auth. (PRE)                                  7.25%          11/01/2030         $    5,952
     4,500     Finance Auth.                                        5.00            4/01/2031              4,504
     7,565     Finance Auth.                                        5.50            4/01/2032              7,711
     8,000     Finance Auth.                                        6.00           10/01/2032              9,523
    13,275     Finance Auth.                                        4.50           11/15/2032             13,366
     6,000     Finance Auth.                                        4.00            2/01/2033              6,097
     5,000     Finance Auth.                                        5.75           10/01/2035              5,515
     7,000     Finance Auth.                                        5.00            4/01/2036              6,956
    20,000     Finance Auth.                                        5.38            8/15/2039             21,620
     1,205     Finance Auth.                                        5.25           10/01/2039              1,268
     5,000     Finance Auth.                                        6.00            7/01/2043              5,866
     2,000     Finance Auth.                                        5.00            8/15/2044              2,132
     2,500     Housing Dev. Auth.                                   4.85            1/01/2037              2,515
       935     Metropolitan Pier and Expositon Auth. (INS)(PRE)     5.50            6/15/2020              1,022
     4,065     Metropolitan Pier and Expositon Auth. (INS)          5.50            6/15/2020              4,413
       770     Metropolitan Pier and Expositon Auth. (INS)(PRE)     5.55            6/15/2021                842
     1,730     Metropolitan Pier and Expositon Auth. (INS)          5.55            6/15/2021              1,877
    10,000     Railsplitter Tobacco Settlement Auth.                5.50            6/01/2023             11,602
    23,980     Regional Transportation Auth. (INS)                  5.75            6/01/2020             28,145
    37,550     Regional Transportation Auth. (INS)                  6.50            7/01/2030             49,707
     2,000     Springfield Metro Sanitary District                  5.75            1/01/2053              2,292
     8,000     State (INS)                                          5.00            4/01/2029              8,509
     1,000     Univ. of Illinois                                    5.13            4/01/2036              1,099
     1,525     Village of Montgomery Kane and
                 Kendall Counties (INS)                             4.70            3/01/2030              1,531
     1,487     Village of Round Lake (INS)                          4.70            3/01/2033              1,501
                                                                                                      ----------
                                                                                                         253,337
                                                                                                      ----------
               INDIANA (1.6%)
     3,440     Finance Auth.                                        5.00           10/01/2033              3,564
     5,000     Finance Auth.                                        5.00            6/01/2039              5,196
     1,495     Finance Auth.                                        5.00            2/01/2040              1,612
     4,000     Finance Auth.                                        5.00           10/01/2044              4,209
     6,000     Indianapolis (INS)                                   5.50            1/01/2038              6,765
     7,000     Richmond Hospital Auth.                              5.00            1/01/2039              7,670
     7,500     Rockport (INS)                                       4.63            6/01/2025              7,849
                                                                                                      ----------
                                                                                                          36,865
                                                                                                      ----------
               IOWA (0.4%)
     5,000     Finance Auth. (INS)                                  4.75           12/01/2031              5,110
     5,000     Finance Auth. (INS)                                  5.00           12/01/2039              5,110
                                                                                                      ----------
                                                                                                          10,220
                                                                                                      ----------
               KANSAS (0.6%)
     9,000     Burlington (INS)                                     4.85            6/01/2031              9,188

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    2,500     Coffeyville (INS)(a)                                 5.00%           6/01/2042         $    2,600
     4,790     Wyandotte County                                     6.07(b)         6/01/2021              3,514
                                                                                                      ----------
                                                                                                          15,302
                                                                                                      ----------
               KENTUCKY (0.6%)
     1,000     Economic Dev. Finance Auth. (INS)                    6.00           12/01/2033              1,092
     4,000     Economic Dev. Finance Auth. (INS)                    6.00           12/01/2038              4,357
     1,100     Municipal Power Agency (INS) (PRE)                   5.00            9/01/2037              1,189
     3,900     Municipal Power Agency (INS)                         5.00            9/01/2037              4,120
     2,000     Owen County                                          6.25            6/01/2039              2,259
                                                                                                      ----------
                                                                                                          13,017
                                                                                                      ----------
               LOUISIANA (2.1%)
     2,500     Lafayette Public Trust Financing Auth. (INS)         5.50           10/01/2035              2,846
     3,750     Local Government Environmental
                 Facilities and Community Dev. Auth.                6.50            8/01/2029              4,401
    25,000     Parish of St. John the Baptist                       5.13            6/01/2037             25,454
    10,000     Public Facilities Auth.                              5.00            6/01/2030             10,072
     5,000     Public Facilities Auth. (INS)                        5.25            6/01/2051              5,303
     1,500     Tobacco Settlement Financing Corp.                   5.25            5/15/2035              1,660
                                                                                                      ----------
                                                                                                          49,736
                                                                                                      ----------
               MARYLAND (0.6%)
     2,500     EDC                                                  6.20            9/01/2022              2,897
     5,000     Health and Higher Educational Facilities
                 Auth. (PRE)                                        5.75            1/01/2033              5,551
     6,000     Health and Higher Educational Facilities
                 Auth. (PRE)                                        5.75            1/01/2038              6,661
                                                                                                      ----------
                                                                                                          15,109
                                                                                                      ----------
               MASSACHUSETTS (1.5%)
     2,000     Dev. Finance Agency (INS)                            5.25            3/01/2026              2,035
     2,000     Dev. Finance Agency (INS)                            5.00            3/01/2036              2,010
     1,000     Dev. Finance Agency                                  5.00            4/15/2040              1,053
     3,000     Dev. Finance Agency                                  5.00            7/01/2044              3,221
     4,000     Dev. Finance Agency                                  5.50            7/01/2044              4,315
    10,000     Health and Educational Facilities Auth.              6.25            7/01/2030             11,525
     3,500     Health and Educational Facilities Auth.              5.00            7/15/2032              3,562
     1,250     Health and Educational Facilities Auth.              5.00            7/01/2033              1,254
       500     Health and Educational Facilities Auth.              5.00            7/15/2037                507
     5,000     School Building Auth. (INS)                          4.75            8/15/2032              5,291
                                                                                                      ----------
                                                                                                          34,773
                                                                                                      ----------
               MICHIGAN (1.6%)
    25,220     Building Auth. (INS) (PRE)                           5.01(b)        10/15/2030             12,558
    34,175     Building Auth. (INS)                                 5.01(b)        10/15/2030             16,758
     4,500     Lansing Board of Water & Light                       5.00            7/01/2037              5,035
     3,000     Strategic Fund                                       5.63            7/01/2020              3,523
                                                                                                      ----------
                                                                                                          37,874
                                                                                                      ----------

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
               MINNESOTA (0.4%)
$    4,000     Chippewa County                                      5.50%           3/01/2037         $    4,110
     2,500     Higher Education Facilities Auth.                    5.00           10/01/2039              2,781
     3,000     St. Louis Park (PRE)                                 5.75            7/01/2030              3,407
                                                                                                      ----------
                                                                                                          10,298
                                                                                                      ----------
               MISSISSIPPI (0.2%)
     1,000     Hospital Equipment and Facilities Auth.              5.25           12/01/2026              1,025
     3,000     Warren County                                        5.38           12/01/2035              3,327
                                                                                                      ----------
                                                                                                           4,352
                                                                                                      ----------
               MISSOURI (1.8%)
    20,000     Cape Girardeau County IDA                            5.00            6/01/2036             18,243
     1,000     Cape Girardeau County IDA                            5.75            6/01/2039              1,119
     8,000     Cass County                                          5.63            5/01/2038              8,078
     6,000     Health and Educational Facilities Auth. (PRE)        5.50           11/15/2033              6,857
     1,500     Health and Educational Facilities Auth.              5.50           11/15/2033              1,651
     5,000     St. Louis County IDA                                 5.88            9/01/2043              5,622
                                                                                                      ----------
                                                                                                          41,570
                                                                                                      ----------
               MONTANA (0.5%)
     6,500     Forsyth (INS)                                        4.65            8/01/2023              6,715
     5,000     Forsyth                                              5.00            5/01/2033              5,645
                                                                                                      ----------
                                                                                                          12,360
                                                                                                      ----------
               NEBRASKA (0.3%)
       975     Douglas County Hospital Auth. (PRE)                  6.13            8/15/2031              1,075
     1,275     Douglas County Hospital Auth.                        6.13            8/15/2031              1,374
     3,400     Douglas County Hospital Auth.                        5.00           11/01/2048              3,673
                                                                                                      ----------
                                                                                                           6,122
                                                                                                      ----------
               NEVADA (1.9%)
     4,000     Clark County (INS)                                   5.00            7/01/2026              4,472
    11,000     Clark County                                         5.13            7/01/2034             12,285
     5,000     Clark County (INS)                                   5.25            7/01/2039              5,605
    12,410     Clark County EDC                                     5.00            5/15/2029             12,696
    10,420     Truckee Meadows Water Auth. (INS)                    4.88            7/01/2034             10,682
                                                                                                      ----------
                                                                                                          45,740
                                                                                                      ----------
               NEW JERSEY (2.1%)
     6,000     EDA                                                  5.00            9/01/2024              6,302
     2,000     EDA                                                  5.00            6/15/2028              2,107
    10,000     EDA                                                  5.00            6/15/2040             10,140
     3,000     EDA                                                  5.25            6/15/2040              3,106
    11,455     Health Care Facilities Financing Auth.               5.00            7/01/2029             11,793
    15,000     Health Care Facilities Financing Auth.               5.63            7/01/2032             17,104
                                                                                                      ----------
                                                                                                          50,552
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
               NEW MEXICO (1.6%)
$   32,380     Farmington                                           4.88%           4/01/2033         $   32,945
     5,000     Farmington                                           5.90            6/01/2040              5,518
                                                                                                      ----------
                                                                                                          38,463
                                                                                                      ----------
               NEW YORK (2.9%)
     2,040     Buffalo and Erie County Industrial Land Dev. Corp.   5.38           10/01/2041              2,257
     5,840     Dormitory Auth.                                      6.00            8/15/2016              6,011
        20     Dormitory Auth. (ETM)                                6.00            8/15/2016                 21
     1,650     Dormitory Auth. (PRE)                                5.25            7/01/2024              1,758
     2,250     Dormitory Auth.                                      5.25            7/01/2029              2,475
    16,130     Liberty Dev. Corp.                                   5.25           10/01/2035             19,110
     5,000     MTA                                                  3.55(b)        11/15/2032              2,798
        60     New York City                                        5.88            8/01/2019                 60
     5,000     New York City                                        5.13           12/01/2028              5,458
     1,500     New York City Municipal Water Finance Auth.          5.00            6/15/2037              1,644
     7,500     New York City Transitional Finance Auth.             5.00            1/15/2034              8,108
     5,000     Triborough Bridge and Tunnel Auth.                   3.62(b)        11/15/2031              2,855
    10,000     Triborough Bridge and Tunnel Auth.                   5.00           11/15/2031             10,952
     3,000     Triborough Bridge and Tunnel Auth.                   3.66(b)        11/15/2032              1,644
     2,500     Triborough Bridge and Tunnel Auth.                   3.70(b)        11/15/2032              1,391
     2,000     Troy Capital Resource Corp.                          5.00            9/01/2030              2,251
                                                                                                      ----------
                                                                                                          68,793
                                                                                                      ----------
               NORTH CAROLINA (1.1%)
    10,000     Capital Facilities Finance Agency                    4.63           11/01/2040             10,632
     3,750     Charlotte-Mecklenburg Hospital Auth.                 5.25            1/15/2034              4,137
     5,000     Columbus County Industrial
                 Facilities & Pollution Control Financing Auth.     6.25           11/01/2033              5,797
     5,250     Medical Care Commission                              5.00            7/01/2033              5,442
                                                                                                      ----------
                                                                                                          26,008
                                                                                                      ----------
               NORTH DAKOTA (0.4%)
     4,685     Fargo                                                6.25           11/01/2031              5,686
     2,500     McLean County                                        4.88            7/01/2026              2,738
                                                                                                      ----------
                                                                                                           8,424
                                                                                                      ----------
               OHIO (1.4%)
     6,000     Air Quality Dev. Auth.                               5.70            8/01/2020              6,560
    10,000     Buckeye Tobacco Settlement Financing Auth.           5.88            6/01/2030              8,610
    10,000     Buckeye Tobacco Settlement Financing Auth.           5.75            6/01/2034              8,312
     1,000     Cleveland (INS)                                      5.00            1/01/2031              1,107
     4,640     Higher Education Facility Commission (INS)           5.00            5/01/2036              4,679
     1,680     Lake County (PRE)                                    5.63            8/15/2029              1,909

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$      320     Lake County                                          5.63%           8/15/2029         $      353
     2,000     Turnpike Commission                                  5.25            2/15/2033              2,301
                                                                                                      ----------
                                                                                                          33,831
                                                                                                      ----------
               OKLAHOMA (0.7%)
     4,200     Comanche County Hospital Auth.                       5.00            7/01/2032              4,414
     8,695     Norman Regional Hospital Auth.                       5.38            9/01/2036              8,917
     2,675     Tulsa Industrial Auth.                               5.00           10/01/2037              2,760
                                                                                                      ----------
                                                                                                          16,091
                                                                                                      ----------
               OREGON (0.1%)
     1,265     Keizer                                               5.20            6/01/2031              1,371
                                                                                                      ----------
               PENNSYLVANIA (1.7%)
       750     Allegheny County Higher Education Building Auth.     5.50            3/01/2031                845
       730     Allegheny County IDA                                 5.13            9/01/2031                733
     4,000     Allegheny County Sanitary Auth. (INS)                5.00            6/01/2040              4,506
     7,000     Economic Dev. Financing Auth.                        4.00           10/01/2023              7,632
     1,870     Erie Parking Auth. (INS)                             5.13            9/01/2032              2,053
     2,295     Erie Parking Auth. (INS)                             5.20            9/01/2035              2,528
     1,970     Higher Educational Facilities Auth.                  5.25            7/15/2033              2,154
     2,750     Higher Educational Facilities Auth.                  5.50            7/15/2038              3,024
     1,250     Turnpike Commission, 5.00%, 12/01/2018               4.12(c)        12/01/2033              1,225
    10,000     Turnpike Commission                                  5.25           12/01/2044             11,121
     3,200     Washington County IDA                                5.00           11/01/2036              3,544
                                                                                                      ----------
                                                                                                          39,365
                                                                                                      ----------
               PUERTO RICO (0.1%)
     2,000     Industrial, Tourist, Educational, Medical,
                 Environmental Control Facilities Financing Auth.   5.38            4/01/2042              1,702
                                                                                                      ----------
               RHODE ISLAND (0.9%)
     5,700     EDC (INS)                                            5.00            7/01/2031              5,774
    12,185     EDC (INS)                                            5.00            7/01/2036             12,324
     2,000     Health and Educational Building Corp.                6.00            9/01/2033              2,236
       245     Housing and Mortgage Finance Corp.                   6.85           10/01/2024                246
                                                                                                      ----------
                                                                                                          20,580
                                                                                                      ----------
               SOUTH CAROLINA (0.5%)
     2,250     Greenwood County                                     5.38           10/01/2039              2,475
    10,000     Jobs EDA (INS)                                       4.60            4/01/2027             10,097
                                                                                                      ----------
                                                                                                          12,572
                                                                                                      ----------
               SOUTH DAKOTA (0.5%)
       500     Educational Enhancement Funding Corp.                5.00            6/01/2027                567
     2,500     Health and Educational Facilities Auth.              5.25           11/01/2029              2,784

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    3,000     Health and Educational Facilities Auth.              5.25%           7/01/2038         $    3,204
     4,000     Health and Educational Facilities Auth.              5.00            7/01/2042              4,329
                                                                                                      ----------
                                                                                                          10,884
                                                                                                      ----------
               TENNESSEE (1.3%)
     3,095     Jackson (PRE)                                        5.50            4/01/2033              3,456
     1,145     Jackson                                              5.50            4/01/2033              1,240
     3,000     Johnson City Health and Educational
                 Facilities Board                                   5.50            7/01/2031              3,096
     5,000     Johnson City Health and Educational
                 Facilities Board                                   5.50            7/01/2036              5,153
     2,000     Johnson City Health and Educational
                 Facilities Board                                   5.00            8/15/2042              2,123
     4,155     Knox County Health, Educational and
                 Housing Facilities Board                           5.02(b)         1/01/2036              1,523
     4,000     Knox County Health, Educational and
                 Housing Facilities Board                           5.03(b)         1/01/2037              1,389
    11,075     Sullivan County Health Educational &
                 Housing Facilities Board                           5.25            9/01/2036             11,436
                                                                                                      ----------
                                                                                                          29,416
                                                                                                      ----------
               TEXAS (19.4%)
    19,500     Bell County Health Facilities Dev. Corp. (ETM)       6.50            7/01/2019             21,784
     1,520     Bexar County                                         5.00            7/01/2033              1,556
     1,795     Bexar County                                         5.00            7/01/2037              1,835
     6,000     Central Texas Regional Mobility Auth.                5.75            1/01/2031              6,849
     2,500     Central Texas Regional Mobility Auth.                5.00            1/01/2042              2,664
     1,000     Clifton Higher Education Finance Corp.               6.00            8/15/2033              1,188
     4,250     Clifton Higher Education Finance Corp. (NBGA)        5.00            8/15/2039              4,774
     2,750     Clifton Higher Education Finance Corp.               6.00            8/15/2043              3,262
     4,825     Cypress Fairbanks ISD (NBGA) (PRE)                   5.00            2/15/2035              5,122
       175     Cypress Fairbanks ISD (NBGA)                         5.00            2/15/2035                184
     4,000     Dallas/Fort Worth International Airport              5.00           11/01/2034              4,516
    12,100     Denton ISD (NBGA)                                    5.16(b)         8/15/2028              6,517
    13,885     Denton ISD (NBGA)                                    5.18(b)         8/15/2029              7,079
    11,220     Denton ISD (NBGA)                                    5.20(b)         8/15/2030              5,417
    15,645     Denton ISD (NBGA)                                    5.22(b)         8/15/2031              7,150
     5,000     Duncanville ISD (NBGA)                               4.63            2/15/2029              5,068
     2,240     Eagle Mountain-Saginaw ISD (NBGA)                    4.50            8/15/2033              2,299
     7,000     Ennis ISD (NBGA) (PRE)                               4.70(b)         8/15/2034              3,024
     2,155     Ennis ISD (NBGA)                                     4.70(b)         8/15/2034                909
     7,000     Ennis ISD (NBGA) (PRE)                               4.71(b)         8/15/2035              2,882
     2,155     Ennis ISD (NBGA)                                     4.71(b)         8/15/2035                866
     9,000     Fort Worth                                           6.00            3/01/2029             10,369
     8,085     Fort Worth                                           6.25            3/01/2033              9,344
     3,805     Guadalupe-Blanco River Auth. (INS)                   5.00            5/15/2039              4,011
       795     Harlandale ISD (PRE)                                 4.75            8/15/2036                826
     2,205     Harlandale ISD (PRE)                                 4.75            8/15/2036              2,292
     4,900     Harris County                                        4.75           10/01/2031              5,081

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    6,100     Harris County Cultural Education
                 Facilities Finance Corp.                           5.00%           6/01/2038         $    6,491
     4,000     Harris County Education Facilities Finance Corp.     5.25           10/01/2029              4,538
     1,500     Harris County Health Facilities Dev. Corp. (PRE)     7.25           12/01/2035              1,798
     7,000     Harris County IDC                                    5.00            2/01/2023              7,677
     1,000     Hopkins County Hospital District                     5.75            2/15/2028              1,010
     3,715     Houston                                              5.00            9/01/2040              4,097
    12,500     Houston Airport System                               5.50            7/01/2034             13,859
    10,000     Houston Higher Education Finance Corp.               5.00            9/01/2042             10,692
    22,000     Houston ISD (NBGA)                                   5.00            2/15/2033             23,136
     2,390     Irving                                               5.00            8/15/2043              2,454
       760     Irving ISD (NBGA) (PRE)                              5.38(b)         2/15/2028                402
     4,240     Irving ISD (NBGA)                                    5.38(b)         2/15/2028              2,237
    22,000     Judson ISD (NBGA)                                    4.50            2/01/2035             22,790
     6,000     Karnes County Hospital District                      5.00            2/01/2044              6,263
     3,000     Laredo CCD (INS)                                     5.25            8/01/2035              3,403
     5,300     Matagorda County                                     6.30           11/01/2029              6,029
     3,615     Matagorda County                                     4.00            6/01/2030              3,706
     6,000     Matagorda County                                     4.00            6/01/2030              6,151
     4,235     Mesquite Health Facilities Dev. Corp.                5.63            2/15/2035              4,249
       700     Midlothian Dev. Auth.                                5.13           11/15/2026                706
     6,000     New Hope Cultural Education Facilities
                 Finance Corp.                                      5.00            7/01/2047              6,168
     5,000     North Fort Bend Water Auth.                          5.00           12/15/2036              5,509
     3,000     North Texas Tollway Auth.                            5.63            1/01/2028              3,253
     5,000     North Texas Tollway Auth.                            5.63            1/01/2033              5,420
    15,000     North Texas Tollway Auth.                            5.63            1/01/2033             16,261
    15,000     North Texas Tollway Auth. (PRE)                      5.75            1/01/2033             16,677
     3,000     North Texas Tollway Auth.                            7.55(b)         9/01/2037              1,140
    12,500     North Texas Tollway Auth.                            5.75            1/01/2040             13,594
     5,000     North Texas Tollway Auth.                            5.00            1/01/2045              5,517
     1,000     San Leanna Education Facilities Corp.                5.13            6/01/2026              1,038
     1,815     San Leanna Education Facilities Corp.                5.13            6/01/2027              1,880
     6,025     San Leanna Education Facilities Corp.                4.75            6/01/2032              6,160
     2,395     San Leanna Education Facilities Corp.                5.13            6/01/2036              2,467
       180     State (PRE)                                          4.50            4/01/2033                191
     4,820     State                                                4.50            4/01/2033              5,040
     6,315     Tarrant County Cultural Education
                 Facilities Finance Corp.                           5.63           11/15/2027              6,487
     3,600     Tarrant County Cultural Education
                 Facilities Finance Corp.                           5.00           11/15/2036              3,727
    15,000     Tarrant County Cultural Education
                 Facilities Finance Corp.                           5.13            5/15/2037             15,113
     4,000     Tarrant County Cultural Education
                 Facilities Finance Corp.                           5.75           11/15/2037              4,083

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    4,500     Tarrant County Cultural Education
                 Facilities Finance Corp.                           5.00%          11/15/2045         $    4,676
     3,850     Transportation Commission                            5.00            8/15/2041              4,195
     6,500     Transportation Commission                            5.00            8/15/2042              7,022
    18,530     Turnpike Auth. (INS)                                 5.25(b)         8/15/2030             10,258
    22,000     Tyler Health Facilities Dev. Corp.                   5.25           11/01/2032             22,600
    10,000     Tyler Health Facilities Dev. Corp.                   5.00            7/01/2033             10,288
     1,230     Tyler Health Facilities Dev. Corp.                   5.38           11/01/2037              1,267
     1,000     Uptown Dev. Auth.                                    5.50            9/01/2029              1,100
     3,000     Weatherford ISD (NBGA)                               4.83(b)         2/15/2027              1,768
     2,500     Weatherford ISD (NBGA)                               4.84(b)         2/15/2028              1,403
     6,360     West Harris County Regional Water Auth. (INS)        4.70           12/15/2030              6,609
     4,770     Wood County Central Hospital District                6.00           11/01/2041              5,287
                                                                                                      ----------
                                                                                                         454,754
                                                                                                      ----------
               VIRGINIA (1.6%)
     5,000     Alexandria IDA                                       5.00           10/01/2050              5,369
    11,280     College Building Auth.                               5.00            6/01/2026             11,325
     5,000     College Building Auth.                               5.00            6/01/2029              5,011
       880     College Building Auth. (PRE)                         5.00            6/01/2036                908
     1,437     Farms of New Kent Community Dev. Auth.,
                 acquired 10/23/2007; cost $1,337(d),(g)            5.13            3/01/2036                359
     8,665     Farms of New Kent Community Dev. Auth.,
                 acquired 9/08/2006-10/11/2007;
                   cost $8,323(d),(g)                               5.45            3/01/2036              2,167
     2,000     Farms of New Kent Community Dev. Auth.,
                 acquired 11/15/2007; cost $1,870(d),(g)            5.80            3/01/2036                500
     3,749     Lewistown Commerce Center Community Dev. Auth.       6.05            3/01/2044              3,240
     1,831     Lewistown Commerce Center Community Dev. Auth.       6.05            3/01/2044              1,790
     5,930     Lewistown Commerce Center Community
                 Dev. Auth., acquired 10/12/2007; cost $5,930(d)    6.05            3/01/2054                296
     5,000     Small Business Financing Auth.                       5.25            9/01/2037              5,179
     1,912     Watkins Centre Community Dev. Auth.                  5.40            3/01/2020              1,926
                                                                                                      ----------
                                                                                                          38,070
                                                                                                      ----------
               WASHINGTON (0.1%)
     2,500     Health Care Facilities Auth. (INS) (PRE)             6.00            8/15/2039              2,961
                                                                                                      ----------
               WISCONSIN (1.2%)
     5,000     Health & Educational Facilities Auth.                5.75           11/15/2030              5,671
    10,600     Health & Educational Facilities Auth.                5.38            2/15/2034             10,702
     2,500     Health & Educational Facilities Auth.                5.38            8/15/2037              2,779
     7,800     Kaukauna (INS)                                       5.00           12/15/2035              8,724
                                                                                                      ----------
                                                                                                          27,876
                                                                                                      ----------
               WYOMING (0.5%)
     2,360     Municipal Power Agency                               5.50            1/01/2033              2,557
     2,300     Municipal Power Agency                               5.50            1/01/2038              2,492

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                             COUPON            FINAL                 VALUE
(000)          SECURITY                                             RATE            MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
$    6,000     Sweetwater County                                    5.25%           7/15/2026         $    6,811
                                                                                                      ----------
                                                                                                          11,860
                                                                                                      ----------
               Total Fixed-Rate Instruments (cost: $2,117,591)                                         2,239,927
                                                                                                      ----------

               PUT BONDS (1.0%)

               ARIZONA (0.2%)
     5,000     Health Facilities Auth.                              1.87            2/01/2048              5,089
                                                                                                      ----------
               FLORIDA (0.2%)
     4,000     Putnam County Dev. Auth. (INS)                       5.35            3/15/2042              4,418
                                                                                                      ----------
               LOUISIANA (0.3%)
     6,750     St. Charles Parish                                   4.00           12/01/2040              7,167
                                                                                                      ----------
               MONTANA (0.2%)
     4,000     Forsyth                                              3.90            3/01/2031              4,105
                                                                                                      ----------
               WEST VIRGINIA (0.1%)
     2,000     EDA                                                  5.38           12/01/2038              2,179
                                                                                                      ----------
               Total Put Bonds (cost: $21,750)                                                            22,958
                                                                                                      ----------

               ADJUSTABLE-RATE NOTES (0.9%)

               FLORIDA (0.1%)
     3,500     Highlands County Health Facilities Auth. (PRE)       5.00           11/15/2031              3,522
                                                                                                      ----------
               NEW JERSEY (0.8%)
    20,000     EDA                                                  1.62            3/01/2028             17,706
                                                                                                      ----------
               Total Adjustable-Rate Notes (cost: $23,501)                                                21,228
                                                                                                      ----------

               VARIABLE-RATE DEMAND NOTES (1.5%)

               CALIFORNIA (0.2%)
     3,800     Victorville Joint Powers Financing Auth.
                 (LOC - BNP Paribas)                                0.87            5/01/2040              3,800
                                                                                                      ----------
               PUERTO RICO (0.1%)
     1,900     Sales Tax Financing Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.)(a)                      0.50            8/01/2054              1,900
                                                                                                      ----------
               TEXAS (1.2%)
     5,000     Port of Port Arthur Navigation District              0.30           12/01/2039              5,000
    10,885     Port of Port Arthur Navigation District              0.30            4/01/2040             10,885
    12,900     Port of Port Arthur Navigation District              0.30           11/01/2040             12,900
                                                                                                      ----------
                                                                                                          28,785
                                                                                                      ----------
               Total Variable-Rate Demand Notes (cost: $34,485)                                           34,485
                                                                                                      ----------

               TOTAL INVESTMENTS (COST: $2,197,327)                                                   $2,318,598
                                                                                                      ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $2,239,927              $-     $2,239,927
Put Bonds                                          -               22,958               -         22,958
Adjustable-Rate Notes                              -               21,228               -         21,228
Variable-Rate Demand Notes                         -               34,485               -         34,485
--------------------------------------------------------------------------------------------------------
Total                                             $-           $2,318,598              $-     $2,318,598
--------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $6,575,000, which represented 0.3% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    (e) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (f)  Up to 6.05% of the 6.95% coupon may be PIK.

    (g) At September 30, 2015, the issuer was in default with respect to interest and/or principal payments.

    See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,197,327)            $2,318,598
   Cash                                                                            3,543
   Receivables:
       Capital shares sold                                                           270
       USAA Asset Management Company (Note 6C)                                         2
       Interest                                                                   30,195
                                                                              ----------
           Total assets                                                        2,352,608
                                                                              ----------
LIABILITIES
   Payables:
       Capital shares redeemed                                                     1,205
       Dividends on capital shares                                                 2,024
   Accrued management fees                                                           618
   Accrued transfer agent's fees                                                      14
   Other accrued expenses and payables                                               103
                                                                              ----------
           Total liabilities                                                       3,964
                                                                              ----------
             Net assets applicable to capital shares outstanding              $2,348,644
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $2,288,214
   Undistributed net investment income                                               988
   Accumulated net realized loss on investments                                  (61,829)
   Net unrealized appreciation of investments                                    121,271
                                                                              ----------
             Net assets applicable to capital shares outstanding              $2,348,644
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
           Fund Shares (net assets of $2,338,600/172,000 shares outstanding)  $    13.60
                                                                              ==========
           Adviser Shares (net assets of $10,044/739 shares outstanding)      $    13.58
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                            $ 56,032
                                                                              --------
EXPENSES
   Management fees                                                               3,798
   Administration and servicing fees:
       Fund Shares                                                               1,756
       Adviser Shares                                                                8
   Transfer agent's fees:
       Fund Shares                                                                 363
       Adviser Shares                                                                2
   Distribution and service fees (Note 6E):
       Adviser Shares                                                               13
   Custody and accounting fees:
       Fund Shares                                                                  67
       Adviser Shares                                                                1
   Postage:
       Fund Shares                                                                  20
   Shareholder reporting fees:
       Fund Shares                                                                  17
   Trustees' fees                                                                   13
   Registration fees:
       Fund Shares                                                                  26
       Adviser Shares                                                               12
   Professional fees                                                                66
   Other                                                                            18
                                                                              --------
           Total expenses                                                        6,180
   Expenses reimbursed:
       Adviser Shares                                                              (10)
                                                                              --------
           Net expenses                                                          6,170
                                                                              --------
NET INVESTMENT INCOME                                                           49,862
                                                                              --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                              (158)
   Change in net unrealized appreciation/(depreciation)                        (31,175)
                                                                              --------
           Net realized and unrealized loss                                    (31,333)
                                                                              --------
   Increase in net assets resulting from operations                           $ 18,529
                                                                              ========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

----------------------------------------------------------------------------------------
                                                                9/30/2015      3/31/2015
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $   49,862     $   98,738
   Net realized loss on investments                                  (158)        (4,675)
   Change in net unrealized appreciation/(depreciation)
      of investments                                              (31,175)        58,749
                                                               -------------------------
      Increase in net assets resulting from operations             18,529        152,812
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                 (49,903)       (96,917)
      Adviser Shares                                                 (201)          (394)
                                                               -------------------------
           Distributions to shareholders                          (50,104)       (97,311)
                                                               -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                    (16,872)        80,392
   Adviser Shares                                                    (709)         3,542
                                                               -------------------------
      Total net increase (decrease) in net assets
           from capital share transactions                        (17,581)        83,934
                                                               -------------------------
   Capital contribution from USAA Transfer
      Agency Company                                                    -              1
                                                               -------------------------
   Net increase (decrease) in net assets                          (49,156)       139,436

NET ASSETS
   Beginning of period                                          2,397,800      2,258,364
                                                               -------------------------
   End of period                                               $2,348,644     $2,397,800
                                                               =========================
Undistributed net investment income:
   End of period                                               $      988     $    1,230
                                                               =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares did not charge any redemption fees.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $6,000, which represents 3.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had net capital loss carryforwards of $61,171,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                      ---------------------------------------
                                    TAX CHARACTER
                      ---------------------------------------
                      (NO EXPIRATION)               BALANCE
                      --------------              -----------
                      Short-Term                  $10,858,000
                      Long-Term                    50,313,000
                                                  -----------
                      Total                       $61,171,000
                                                  ===========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $75,960,000 and $84,790,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $172,556,000 and $51,285,000, respectively, resulting in net unrealized appreciation of $121,271,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED           YEAR ENDED
                                       SEPTEMBER 30, 2015           MARCH 31, 2015
---------------------------------------------------------------------------------------
                                      SHARES         AMOUNT       SHARES        AMOUNT
                                      -------------------------------------------------
FUND SHARES:
Shares sold                            5,328       $  72,551     15,895      $  218,359
Shares issued from reinvested
  dividends                            2,797          38,033      5,273          72,467
Shares redeemed                       (9,369)       (127,456)   (15,340)       (210,434)
                                      -------------------------------------------------
Net increase (decrease) from
  capital share transactions          (1,244)      $ (16,872)     5,828      $   80,392
                                      =================================================

ADVISER SHARES:
Shares sold                               47       $     640        423      $    5,769
Shares issued from reinvested
  dividends                                6              87         12             171
Shares redeemed                         (106)         (1,436)      (175)*        (2,398)*
                                      -------------------------------------------------
Net increase (decrease) from
  capital share transactions             (53)      $    (709)       260      $    3,542
                                      =================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper General & Insured Municipal

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Debt Funds Index. The Lipper General & Insured Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General & Insured Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $3,798,000, which included a 0.04% performance adjustment for the Fund Shares in the amount of $506,000. For the six-month period ended September 30, 2015, the Adviser Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,756,000 and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2016, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2015, the Adviser Shares incurred reimbursable expenses of $10,000, of which $2,000 was receivable from the Manager.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $363,000 and $2,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 377,000 Adviser Shares, which represents 51.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES
Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                           -------------------------------------------------------------------------------------
                                 2015           2015           2014           2013           2012           2011
                           -------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    13.78     $    13.45     $    13.91     $    13.50     $    12.16     $    12.83
                           -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .29            .58            .56            .54            .59            .62
 Net realized and
  unrealized gain (loss)         (.18)           .32           (.46)           .41           1.36           (.63)
                           -------------------------------------------------------------------------------------
Total from investment
  operations                      .11            .90            .10            .95           1.95           (.01)
                           -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.29)          (.57)          (.56)          (.54)          (.59)          (.62)
 Realized capital gains             -              -              -              -           (.02)          (.04)
                           -------------------------------------------------------------------------------------
Total distributions              (.29)          (.57)          (.56)          (.54)          (.61)          (.66)
                           -------------------------------------------------------------------------------------
Net asset value at
 end of period             $    13.60     $    13.78     $    13.45     $    13.91     $    13.50     $    12.16
                           =====================================================================================
Total return (%)*                 .82           6.79            .83           7.11          16.30           (.19)
Net assets at end
 of period (000)           $2,338,600     $2,386,904     $2,251,219     $2,837,758     $2,588,782     $2,170,450
Ratios to average
 net assets:**
 Expenses (%)(a)                  .52(b)         .55            .54            .53            .52            .47
 Net investment
  income (%)                     4.24(b)        4.22           4.19           3.89           4.54           4.84
Portfolio turnover (%)              3              7              7             14              9             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $2,341,211,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH                                                           PERIOD
                              PERIOD ENDED                                                           ENDED
                              SEPTEMBER 30,                  YEAR ENDED MARCH 31,                  MARCH 31,
                              ------------------------------------------------------------------------------
                                 2015          2015          2014         2013         2012          2011***
                              ------------------------------------------------------------------------------
Net asset value at
 beginning of period          $ 13.76       $ 13.43        $13.91       $13.50       $12.16        $13.02
                              ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .27           .54           .51          .49          .55           .37
 Net realized and
  unrealized gain (loss)         (.18)          .32          (.47)         .41         1.36          (.82)
                              ---------------------------------------------------------------------------
Total from investment
 operations                       .09           .86           .04          .90         1.91          (.45)
                              ---------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.27)         (.53)         (.52)        (.49)        (.55)         (.37)
 Realized capital gains             -             -             -            -         (.02)         (.04)
                              ---------------------------------------------------------------------------
Total distributions              (.27)         (.53)         (.52)        (.49)        (.57)         (.41)
                              ---------------------------------------------------------------------------
Net asset value at
 end of period                $ 13.58       $ 13.76        $13.43       $13.91       $13.50        $12.16
                              ===========================================================================
Total return (%)*                 .68          6.52           .37         6.77        15.92         (3.49)
Net assets at end
 of period (000)              $10,044       $10,896        $7,145       $6,809       $5,870        $4,586
Ratios to average
 net assets:**
 Expenses (%)(b)                  .80(a)        .81(c)        .85          .85          .85           .85(a)
 Expenses, excluding
  reimbursements (%)(b)           .99(a)        .99          1.07         1.11         1.32          1.53(a)
 Net investment
  income (%)                     3.96(a)       3.94          3.88         3.56         4.20          4.47(a)
Portfolio turnover (%)              3             7             7           14            9            15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $10,077,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective August 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.80% of their annual average net assets. Prior to August 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.85% of their annual average net assets.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE          APRIL 1, 2015 -
                                        APRIL 1, 2015         SEPTEMBER 30, 2015     SEPTEMBER 30, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00               $1,008.20                 $2.61

Hypothetical
 (5% return before expenses)               1,000.00                1,022.40                  2.63

ADVISER SHARES
Actual                                     1,000.00                1,006.80                  4.01

Hypothetical
 (5% return before expenses)               1,000.00                1,021.00                  4.04

*Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.82% for Fund Shares and 0.68% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and lower than its Lipper index for the one-year period ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-year period ended December 31, 2014, was in the top 25% of its performance universe for the three-year period ended December 31, 2014, and was in the top 20% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                       --------------
       9800 Fredericksburg Road                                      PRSRT STD
       San Antonio, TX 78288                                        U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA      We know what it means to serve.(R)              10%

   =============================================================================
   39596-1115                                (C)2015, USAA. All rights reserved.

  [LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA TAX EXEMPT SHORT-TERM FUND
     FUND SHARES o ADVISER SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     33

    Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENT(S)                                                        51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211749-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

REGINA G. SHAFER, CPA, CFA
USAA Asset Management Company                        [PHOTO OF REGINA G. SHAFER]

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset somewhat the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates rose during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Meanwhile, shorter-term interest rates remained relatively unchanged. Supply increased, though many of the new issues were refunded bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable
    U.S. corporate bonds, benefiting from investors' search for yield and their tax-advantaged status.

================================================================================

2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address pension-funding shortfalls.

o HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 0.02% and 0.09%, respectively, versus an average return of 0.13% amongst the funds in the Lipper Short Municipal Debt Funds category. This compares to returns of 0.18% for the Lipper Short Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 1.52% and 1.27%, respectively, compared to the Lipper category average of 0.72%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continued to focus on income generation. Over the long-term, the Fund's income distribution, rather than price appreciation, tends to account for the majority of its total returns.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    During the reporting period, we continued to invest a portion of the portfolio in variable-rate demand notes (VRDNs). The VRDNs owned by the Fund possess a "demand" feature that allows the holder to sell the bond at par with notice of seven days or less. This helps us reduce share price volatility and also gives us the flexibility to act when attractive opportunities arise. Furthermore, VRDNs can generate income for the Fund if short-term interest rates rise because they have interest rates that adjust weekly to the market.

    The Fund benefited from our independent research during the reporting period. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We seek to use research both to recognize value and avoid potential pitfalls.

    We continue to maintain a diversified portfolio of more than 300 municipal bonds, consisting primarily of investment-grade. Our analysts continuously monitor the portfolio's holdings. The Fund continues to be diversified by sector, issuer, and geography, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o VRDNs are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $1.8 Billion                $1.9 Billion
Net Asset Value Per Share               $10.60                      $10.68

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.162                      $0.167
Dollar-Weighted Average
Portfolio Maturity(+)                 2.2 Years                   2.2 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*            1 YEAR            5 YEARS            10 YEARS
          0.02%                  0.48%             1.74%              2.77%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 9/30/15         EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
                 0.70%                                    0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             2.77%        =          2.83%          +        -0.06%
5 YEARS              1.74%        =          2.02%          +        -0.28%
1 YEAR               0.48%        =          1.51%          +        -1.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006-SEPTEMBER 30, 2015

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                                     CHANGE IN
                         TOTAL RETURN        DIVIDEND RETURN        SHARE PRICE
       9/30/06              3.16%                3.54%                -0.38%
       9/30/07              3.26%                3.73%                -0.47%
       9/30/08              2.83%                4.15%                -1.32%
       9/30/09              5.53%                4.09%                 1.44%
       9/30/10              4.29%                2.68%                 1.61%
       9/30/11              3.00%                2.72%                 0.28%
       9/30/12              2.92%                2.27%                 0.65%
       9/30/13              0.64%                1.93%                -1.29%
       9/30/14              1.71%                1.71%                 0.00%
       9/30/15              0.48%                1.51%                -1.03%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           2.83%              3.93%       4.48%       4.62%       5.00%
5 Years            2.02%              2.81%       3.20%       3.30%       3.57%
1 Year             1.51%              2.10%       2.39%       2.47%       2.67%

To match the Fund Shares' closing 30-day SEC Yield of 0.70% on 9/30/15,
A FULLY TAXABLE INVESTMENT MUST PAY:  0.97%       1.10%       1.14%       1.23%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS MUNICIPAL       USAA TAX EXEMPT       LIPPER SHORT MUNICIPAL
                  BOND INDEX       SHORT-TERM FUND SHARES       DEBT FUNDS INDEX
09/30/05         $10,000.00              $10,000.00                $10,000.00
10/31/05           9,939.27                9,996.87                 10,000.18
11/30/05           9,986.99               10,014.11                 10,016.92
12/31/05          10,072.87               10,043.63                 10,048.31
01/31/06          10,100.05               10,069.83                 10,075.00
02/28/06          10,167.86               10,097.67                 10,097.27
03/31/06          10,097.74               10,100.45                 10,100.14
04/30/06          10,094.27               10,109.46                 10,115.18
05/31/06          10,139.23               10,140.36                 10,150.45
06/30/06          10,101.06               10,154.32                 10,155.78
07/31/06          10,221.21               10,203.04                 10,196.68
08/31/06          10,372.88               10,263.40                 10,249.72
09/30/06          10,445.03               10,314.97                 10,289.23
10/31/06          10,510.53               10,345.21                 10,315.45
11/30/06          10,598.14               10,385.87                 10,348.14
12/31/06          10,560.70               10,399.64                 10,361.75
01/31/07          10,533.66               10,399.26                 10,370.33
02/28/07          10,672.46               10,459.65                 10,417.10
03/31/07          10,646.15               10,482.73                 10,439.96
04/30/07          10,677.67               10,513.72                 10,466.69
05/31/07          10,630.39               10,506.50                 10,482.11
06/30/07          10,575.30               10,511.08                 10,480.26
07/31/07          10,657.28               10,552.27                 10,517.58
08/31/07          10,611.30               10,568.63                 10,531.54
09/30/07          10,768.32               10,650.01                 10,583.20
10/31/07          10,816.32               10,674.09                 10,610.78
11/30/07          10,885.29               10,730.36                 10,644.12
12/31/07          10,915.51               10,744.85                 10,676.66
01/31/08          11,053.15               10,892.05                 10,788.22
02/29/08          10,547.11               10,776.41                 10,661.03
03/31/08          10,848.56               10,884.06                 10,700.80
04/30/08          10,975.51               10,900.77                 10,721.80
05/31/08          11,041.87               10,939.91                 10,765.54
06/30/08          10,917.24               10,925.24                 10,747.26
07/31/08          10,958.74               10,985.43                 10,806.65
08/31/08          11,086.98               11,067.44                 10,858.15
09/30/08          10,567.06               10,951.26                 10,766.71
10/31/08          10,459.20               10,880.98                 10,731.76
11/30/08          10,492.45               10,918.89                 10,773.54
12/31/08          10,645.42               10,887.13                 10,779.06
01/31/09          11,035.08               11,119.48                 10,919.65
02/28/09          11,093.05               11,126.04                 10,916.77
03/31/09          11,095.08               11,143.20                 10,946.37
04/30/09          11,316.73               11,212.95                 10,995.92
05/31/09          11,436.44               11,280.35                 11,040.70
06/30/09          11,329.31               11,302.84                 11,062.13
07/31/09          11,518.86               11,381.50                 11,121.26
08/31/09          11,715.78               11,442.97                 11,149.58
09/30/09          12,136.23               11,556.68                 11,223.71
10/31/09          11,881.47               11,538.91                 11,211.35
11/30/09          11,979.64               11,618.49                 11,258.72
12/31/09          12,020.13               11,636.11                 11,272.19
01/31/10          12,082.73               11,702.87                 11,301.87
02/28/10          12,199.85               11,771.53                 11,326.38
03/31/10          12,170.64               11,751.17                 11,315.89
04/30/10          12,318.55               11,811.30                 11,336.25
05/31/10          12,410.94               11,846.54                 11,357.68
06/30/10          12,418.31               11,873.35                 11,369.14
07/31/10          12,573.16               11,956.82                 11,413.83
08/31/10          12,861.03               12,048.95                 11,451.93
09/30/10          12,840.93               12,052.37                 11,445.20
10/31/10          12,805.36               12,067.51                 11,452.40
11/30/10          12,549.30               12,026.55                 11,434.04
12/31/10          12,306.11               11,977.11                 11,415.80
01/31/11          12,215.46               11,969.19                 11,419.82
02/28/11          12,409.93               12,031.71                 11,443.14
03/31/11          12,368.58               12,058.79                 11,462.85
04/30/11          12,590.08               12,132.96                 11,501.68
05/31/11          12,805.22               12,216.44                 11,553.11
06/30/11          12,849.90               12,266.30                 11,578.15
07/31/11          12,981.03               12,338.57                 11,618.03
08/31/11          13,203.11               12,398.94                 11,654.57
09/30/11          13,339.60               12,415.34                 11,659.24
10/31/11          13,290.01               12,393.72                 11,643.27
11/30/11          13,368.52               12,431.72                 11,663.38
12/31/11          13,622.84               12,506.07                 11,700.94
01/31/12          13,937.89               12,575.97                 11,745.05
02/29/12          13,951.62               12,612.26                 11,772.17
03/31/12          13,860.97               12,590.31                 11,758.27
04/30/12          14,020.88               12,636.84                 11,787.02
05/31/12          14,137.27               12,682.65                 11,804.79
06/30/12          14,122.09               12,691.91                 11,809.54
07/31/12          14,345.90               12,735.41                 11,837.08
08/31/12          14,362.24               12,757.76                 11,847.08
09/30/12          14,448.99               12,775.78                 11,863.93
10/31/12          14,489.76               12,797.99                 11,869.68
11/30/12          14,728.47               12,834.46                 11,892.53
12/31/12          14,546.44               12,819.39                 11,874.20
01/31/13          14,607.02               12,827.95                 11,893.80
02/28/13          14,651.26               12,873.17                 11,912.19
03/31/13          14,588.08               12,893.57                 11,918.28
04/30/13          14,747.99               12,914.26                 11,932.73
05/31/13          14,567.84               12,899.10                 11,923.65
06/30/13          14,155.34               12,835.40                 11,867.58
07/31/13          14,031.58               12,842.92                 11,877.28
08/31/13          13,831.33               12,826.71                 11,862.34
09/30/13          14,129.03               12,857.97                 11,885.69
10/31/13          14,240.65               12,889.16                 11,916.10
11/30/13          14,211.29               12,897.04                 11,921.02
12/31/13          14,175.00               12,903.62                 11,921.73
01/31/14          14,451.16               12,945.67                 11,957.30
02/28/14          14,620.61               12,988.61                 11,987.85
03/31/14          14,645.19               12,970.62                 11,963.23
04/30/14          14,821.15               13,002.05                 11,988.04
05/31/14          15,012.00               13,033.39                 12,014.86
06/30/14          15,025.01               13,039.59                 12,013.13
07/31/14          15,051.47               13,044.52                 12,016.96
08/31/14          15,233.79               13,073.24                 12,035.53
09/30/14          15,249.26               13,077.30                 12,045.11
10/31/14          15,353.80               13,093.73                 12,055.30
11/30/14          15,380.40               13,097.57                 12,055.45
12/31/14          15,457.90               13,101.24                 12,046.28
01/31/15          15,731.88               13,141.72                 12,092.16
02/28/15          15,569.66               13,133.71                 12,072.72
03/31/15          15,614.63               13,137.42                 12,070.17
04/30/15          15,532.65               13,117.55                 12,063.79
05/31/15          15,489.71               13,098.01                 12,043.49
06/30/15          15,475.68               13,090.50                 12,048.62
07/31/15          15,587.73               13,119.21                 12,066.35
08/31/15          15,618.39               13,111.30                 12,070.96
09/30/15          15,731.45               13,140.69                 12,091.55

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market.
    All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT                        LIPPER SHORT
                              SHORT-TERM                          MUNICIPAL DEBT
                              FUND SHARES                          FUNDS AVERAGE
09/30/06                        3.48%                                  2.80%
09/30/07                        3.69%                                  3.18%
09/30/08                        4.18%                                  3.23%
09/30/09                        3.89%                                  3.04%
09/30/10                        2.58%                                  1.42%
09/30/11                        2.65%                                  1.45%
09/30/12                        2.22%                                  1.21%
09/30/13                        1.96%                                  0.86%
09/30/14                        1.69%                                  0.77%
09/30/15                        1.52%                                  0.72%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTESX)

--------------------------------------------------------------------------------
                                       9/30/15                      3/31/15
--------------------------------------------------------------------------------
Net Assets                          $13.5 Million                $16.8 Million
Net Asset Value Per Share              $10.61                       $10.67

LAST 12 MONTHS
Tax-Exempt Dividends Per Share         $0.135                       $0.140

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*        1 YEAR      5 YEARS       SINCE INCEPTION 8/01/10
          0.09%              0.33%       1.49%                 1.61%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/15
--------------------------------------------------------------------------------
          UNSUBSIDIZED          0.27%             SUBSIDIZED           0.45%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/15***
--------------------------------------------------------------------------------
          BEFORE REIMBURSEMENT  0.98%             AFTER REIMBURSEMENT  0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2016, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2016. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing subsidized 30-day SEC Yield of 0.45% on 9/30/15, and assuming marginal federal tax
rates of:                                   28.00%   36.80%*   38.80%*   43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:         0.62%    0.71%     0.74%     0.79%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA TAX EXEMPT             LIPPER SHORT
              BARCLAYS MUNICIPAL      SHORT-TERM FUND            MUNICIPAL DEBT
                 BOND INDEX           ADVISER SHARES              FUNDS INDEX
07/31/10        $10,000.00              $10,000.00                $10,000.00
08/31/10         10,228.95               10,074.87                 10,033.38
09/30/10         10,212.97               10,085.31                 10,027.48
10/31/10         10,184.68               10,086.35                 10,033.79
11/30/10          9,981.03               10,049.96                 10,017.70
12/31/10          9,787.61               10,006.37                 10,001.73
01/31/11          9,715.50                9,997.77                 10,005.25
02/28/11          9,870.17               10,048.12                 10,025.68
03/31/11          9,837.28               10,068.74                 10,042.95
04/30/11         10,013.45               10,128.54                 10,076.96
05/31/11         10,184.57               10,196.15                 10,122.02
06/30/11         10,220.10               10,235.65                 10,143.97
07/31/11         10,324.40               10,293.76                 10,178.91
08/31/11         10,501.03               10,341.92                 10,210.92
09/30/11         10,609.58               10,353.30                 10,215.01
10/31/11         10,570.14               10,333.20                 10,201.02
11/30/11         10,632.58               10,362.76                 10,218.64
12/31/11         10,834.86               10,422.38                 10,251.55
01/31/12         11,085.43               10,478.59                 10,290.19
02/29/12         11,096.35               10,506.75                 10,313.95
03/31/12         11,024.25               10,486.24                 10,301.77
04/30/12         11,151.44               10,522.87                 10,326.96
05/31/12         11,244.01               10,558.72                 10,342.54
06/30/12         11,231.93               10,564.12                 10,346.69
07/31/12         11,409.94               10,598.09                 10,370.82
08/31/12         11,422.94               10,614.24                 10,379.58
09/30/12         11,491.93               10,627.28                 10,394.34
10/31/12         11,524.36               10,643.48                 10,399.39
11/30/12         11,714.22               10,671.47                 10,419.40
12/31/12         11,569.44               10,657.30                 10,403.34
01/31/13         11,617.62               10,661.62                 10,420.51
02/28/13         11,652.81               10,697.12                 10,436.63
03/31/13         11,602.56               10,711.77                 10,441.96
04/30/13         11,729.74               10,726.76                 10,454.63
05/31/13         11,586.46               10,711.89                 10,446.67
06/30/13         11,258.38               10,656.80                 10,397.54
07/31/13         11,159.95               10,660.80                 10,406.04
08/31/13         11,000.68               10,645.13                 10,392.95
09/30/13         11,237.45               10,668.85                 10,413.41
10/31/13         11,326.23               10,692.49                 10,440.05
11/30/13         11,302.88               10,696.72                 10,444.37
12/31/13         11,274.02               10,689.91                 10,444.99
01/31/14         11,493.66               10,732.65                 10,476.15
02/28/14         11,628.43               10,756.27                 10,502.91
03/31/14         11,647.98               10,749.21                 10,481.35
04/30/14         11,787.93               10,773.15                 10,503.08
05/31/14         11,939.72               10,796.81                 10,526.58
06/30/14         11,950.07               10,799.71                 10,525.07
07/31/14         11,971.12               10,801.48                 10,528.43
08/31/14         12,116.12               10,822.91                 10,544.69
09/30/14         12,128.43               10,824.00                 10,553.09
10/31/14         12,211.57               10,835.30                 10,562.01
11/30/14         12,232.73               10,836.28                 10,562.15
12/31/14         12,294.37               10,837.09                 10,554.11
01/31/15         12,512.28               10,868.36                 10,594.31
02/28/15         12,383.26               10,859.73                 10,577.28
03/31/15         12,419.02               10,850.33                 10,575.04
04/30/15         12,353.82               10,852.11                 10,569.45
05/31/15         12,319.66               10,823.46                 10,551.67
06/30/15         12,308.51               10,815.02                 10,556.16
07/31/15         12,397.63               10,836.38                 10,571.70
08/31/15         12,422.01               10,827.52                 10,575.73
09/30/15         12,511.93               10,859.78                 10,593.77

                                   [END CHART]

                       Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                             USAA TAX EXEMPT                       LIPPER SHORT
                             SHORT-TERM FUND                      MUNICIPAL DEBT
                             ADVISER SHARES                       FUNDS AVERAGE
09/30/11                          2.41%                               1.45%
09/30/12                          1.97%                               1.21%
09/30/13                          1.70%                               0.86%
09/30/14                          1.45%                               0.77%
09/30/15                          1.27%                               0.72%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

General Obligation ....................................................... 30.6%
Hospital ................................................................. 18.4%
Electric Utilities .......................................................  7.7%
Appropriated Debt ........................................................  6.6%
Education ................................................................  6.3%
Toll Roads ...............................................................  5.3%
Special Assessment/Tax/Fee ...............................................  5.3%
Escrowed Bonds ...........................................................  2.7%
Environmental & Facilities Services ......................................  2.3%
Nursing/CCRC .............................................................  2.3%

You will find a complete list of securities that the Fund owns on pages 16-30.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         6.3%
AA                                                                         26.3%
A                                                                          30.8%
BBB                                                                        19.0%
BELOW INVESTMENT-GRADE                                                      1.6%
UNRATED                                                                    16.0%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-30.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority
    EDC      Economic Development Corp.
    ETM      Escrowed to final maturity
    IDA      Industrial Development Authority/Agency

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    ISD      Independent School District
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity
    USD      Unified School District

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Georgia-Pacific LLC, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (54.6%)

              ALABAMA (0.1%)
$ 2,595       Montgomery Medical Clinic Board                           4.50%      3/01/2016     $     2,636
                                                                                                 -----------
              ARIZONA (0.4%)
  5,365       State (INS)                                               5.00      10/01/2015           5,366
  1,000       Yavapai County IDA                                        5.00       8/01/2019           1,089
  1,105       Yavapai County IDA                                        5.00       8/01/2020           1,217
                                                                                                 -----------
                                                                                                       7,672
                                                                                                 -----------
              CALIFORNIA (3.3%)
    500       Anaheim Public Financing Auth.                            5.00       5/01/2022             594
    250       Anaheim Public Financing Auth.                            5.00       5/01/2024             303
  7,000       Golden State Tobacco Securitization Corp.                 5.00       6/01/2016           7,192
  3,000       Golden State Tobacco Securitization Corp.                 5.00       6/01/2017           3,202
  1,125       Irvine                                                    5.00       9/02/2021           1,307
  5,885       Irvine USD Community Facilities District (INS)            5.00       9/01/2016           6,120
    500       Los Angeles County                                        5.00       3/01/2021             588
  1,000       Los Angeles County                                        5.00       9/01/2021           1,187
 14,785       Public Works Board                                        5.00      10/01/2015          14,787
  2,000       Public Works Board                                        5.00       4/01/2019           2,272
  2,700       Public Works Board                                        5.00      11/01/2019           3,115
  1,000       Public Works Board                                        5.00       4/01/2020           1,161
  1,500       Public Works Board                                        5.00       4/01/2021           1,772
 15,000       State                                                     5.00      10/01/2017          16,323
                                                                                                 -----------
                                                                                                      59,923
                                                                                                 -----------
              COLORADO (0.6%)
  1,000       Denver Health and Hospital Auth.                          5.00      12/01/2015           1,007
  1,475       Denver Health and Hospital Auth.                          5.00      12/01/2016           1,544
    110       Health Facilities Auth. (ETM)                             5.00      11/15/2015             111
  1,890       Health Facilities Auth. (ETM)                             5.00      11/15/2015           1,902
    160       Health Facilities Auth. (ETM)                             5.00      11/15/2016             168
  2,840       Health Facilities Auth. (ETM)                             5.00      11/15/2016           2,988
  1,100       Health Facilities Auth.                                   2.00      12/01/2016           1,114
  1,250       Health Facilities Auth.                                   4.00      12/01/2019           1,342
  1,475       High Plains Metropolitan District
                (LOC - Compass Bank)                                    4.38      12/01/2015           1,480
                                                                                                 -----------
                                                                                                      11,656
                                                                                                 -----------
              CONNECTICUT (0.1%)
  2,235       West Haven (INS)                                          5.00       8/01/2020           2,549
                                                                                                 -----------

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA (0.1%)
$ 1,040       Community Academy (INS)                                   4.75%      5/01/2017     $     1,039
                                                                                                 -----------
              FLORIDA (3.4%)
  4,500       Gulf Breeze                                               3.10      12/01/2020           4,808
  1,385       Higher Educational Facilities Financing Auth.             5.00       4/01/2021           1,573
  1,000       Highlands County Health Facilities                        5.00      11/15/2015           1,006
  3,500       Highlands County Health Facilities                        5.00      11/15/2016           3,679
  1,235       Highlands County Health Facilities                        5.00      11/15/2016           1,298
  1,000       Jacksonville                                              5.00      10/01/2019           1,148
  4,580       Jacksonville                                              5.00      10/01/2020           5,347
  1,720       Lee County IDA                                            3.75      10/01/2017           1,766
  3,165       Lee County IDA                                            4.75      10/01/2022           3,405
  1,775       Miami Beach Health Facilities Auth.                       5.00      11/15/2019           1,986
  1,250       Miami Beach Health Facilities Auth.                       5.00      11/15/2020           1,416
  7,500       Miami-Dade County IDA                                     3.75      12/01/2018           7,996
  1,200       Orange County Health Facilities Auth.                     5.00      10/01/2016           1,252
  2,820       Pinellas County Educational Facilities Auth.              4.00      10/01/2020           3,036
  1,325       Southeast Overtown / Park West Community
                Redevelopment Agency(a)                                 5.00       3/01/2020           1,478
  1,000       Southeast Overtown / Park West Community
                Redevelopment Agency(a)                                 5.00       3/01/2023           1,133
 10,000       Sunshine State Governmental Financing Commission          5.00       9/01/2017          10,801
  8,975       Sunshine State Governmental Financing Commission          5.00       9/01/2018           9,981
                                                                                                 -----------
                                                                                                      63,109
                                                                                                 -----------
              GEORGIA (0.9%)
  3,000       Fulton County Dev. Auth. (ETM)                            4.00      11/15/2016           3,123
  3,000       Municipal Electric Auth.                                  5.00       1/01/2016           3,037
  3,415       Private Colleges and Univ. Auth.                          5.00      10/01/2018           3,776
  1,255       Private Colleges and Univ. Auth.                          5.00      10/01/2019           1,420
  1,265       Private Colleges and Univ. Auth.                          5.00      10/01/2019           1,432
  3,770       Private Colleges and Univ. Auth.                          5.00      10/01/2020           4,335
                                                                                                 -----------
                                                                                                      17,123
                                                                                                 -----------
              GUAM (0.2%)
    860       Government Waterworks Auth.                               5.00       7/01/2020             970
  1,000       Power Auth. (INS)                                         5.00      10/01/2019           1,144
  1,500       Power Auth.                                               5.00      10/01/2020           1,745
                                                                                                 -----------
                                                                                                       3,859
                                                                                                 -----------
              ILLINOIS (4.6%)
 20,000       Chicago (INS)                                             3.18(b)    1/01/2018          18,110
  7,140       Finance Auth.                                             4.50       2/15/2016           7,221
  3,720       Finance Auth.                                             5.25       5/01/2016           3,802

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 5,940       Finance Auth.                                             4.50%      2/15/2017     $     6,155
  1,000       Finance Auth.                                             5.00       7/01/2018           1,079
  2,410       Finance Auth.                                             5.00       8/15/2018           2,662
 14,360       Finance Auth.                                             5.00       2/15/2019          15,280
  1,000       Finance Auth.                                             5.00       7/01/2019           1,096
  1,420       Finance Auth.                                             5.00       7/01/2020           1,574
    230       Housing Dev. Auth.                                        4.30       1/01/2016             232
    140       Housing Dev. Auth.                                        4.35       1/01/2016             141
  5,000       Railsplitter Tobacco Settlement Auth.                     5.00       6/01/2016           5,148
  6,500       Railsplitter Tobacco Settlement Auth.                     5.00       6/01/2018           7,128
  4,160       Railsplitter Tobacco Settlement Auth.                     5.25       6/01/2020           4,770
  1,090       Railsplitter Tobacco Settlement Auth.                     5.25       6/01/2021           1,264
  3,000       State (INS)                                               5.00       1/01/2016           3,033
  5,000       State                                                     4.50       6/15/2016           5,149
                                                                                                 -----------
                                                                                                      83,844
                                                                                                 -----------
              INDIANA (3.1%)
 10,000       Finance Auth.                                             4.90       1/01/2016          10,112
 10,000       Finance Auth.                                             2.20       2/01/2016          10,013
  5,000       Finance Auth.                                             2.95      10/01/2022           5,201
 20,000       Jasper County (INS)                                       5.60      11/01/2016          20,951
 10,000       Whiting Environmental Facilities                          5.00       7/01/2017          10,707
                                                                                                 -----------
                                                                                                      56,984
                                                                                                 -----------
              LOUISIANA (0.6%)
  1,500       Office Facilities Corp.                                   5.00       3/01/2016           1,529
  3,455       Public Facilities Auth.                                   2.88      11/01/2015           3,463
  5,000       Tobacco Settlement Financing Corp.                        5.00       5/15/2022           5,803
                                                                                                 -----------
                                                                                                      10,795
                                                                                                 -----------
              MASSACHUSETTS (0.3%)
    630       Dev. Finance Agency                                       5.00       1/01/2016             637
    835       Dev. Finance Agency                                       5.00       1/01/2017             878
  1,065       Dev. Finance Agency                                       5.00       1/01/2018           1,155
  1,395       Dev. Finance Agency                                       5.00       1/01/2019           1,549
  2,015       Health and Educational Facilities Auth.                   5.00       7/01/2016           2,068
                                                                                                 -----------
                                                                                                       6,287
                                                                                                 -----------
              MICHIGAN (0.4%)
  2,165       Grand Traverse County Hospital Finance Auth.              5.00       7/01/2018           2,387
  2,625       Grand Traverse County Hospital Finance Auth.              5.00       7/01/2019           2,959
  1,000       Hospital Finance Auth.                                    5.00      11/15/2015           1,005
                                                                                                 -----------
                                                                                                       6,351
                                                                                                 -----------
              MINNESOTA (0.2%)
    565       Agricultural and Economic Dev. Board (INS)                5.00       2/15/2016             575

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   300       St. Paul Housing and Redevelopment Auth. (ETM)            5.00%      5/15/2016     $       309
    325       St. Paul Housing and Redevelopment Auth. (PRE)            5.25       5/15/2017             343
  1,250       St. Paul Housing and Redevelopment Auth.                  5.00      11/15/2020           1,387
  1,575       St. Paul Housing and Redevelopment Auth.                  5.00      11/15/2021           1,753
                                                                                                 -----------
                                                                                                       4,367
                                                                                                 -----------
              MISSISSIPPI (0.7%)
  2,000       Hospital Equipment and Facilities Auth.                   5.00       8/15/2016           2,070
 10,000       Hospital Equipment and Facilities Auth.                   5.00       9/01/2024          11,480
                                                                                                 -----------
                                                                                                      13,550
                                                                                                 -----------
              MISSOURI (0.4%)
  1,000       Cape Girardeau County IDA                                 5.00       6/01/2017             998
  1,265       Riverside IDA (INS)                                       4.50       5/01/2016           1,289
  5,000       Sikeston Electric System Revenue (INS)                    5.00       6/01/2020           5,713
                                                                                                 -----------
                                                                                                       8,000
                                                                                                 -----------
              NEW JERSEY (8.0%)
  2,100       Barnegat Township                                         1.00      12/17/2015           2,103
 10,923       Belleville Township                                       1.00       5/27/2016          10,957
  1,124       Brigantine                                                1.25      12/09/2015           1,126
  1,998       Brigantine                                                1.25      12/09/2015           2,001
  1,000       Casino Reinvestment Dev. Auth. (INS)                      5.00      11/01/2024           1,129
  3,521       East Rutherford                                           1.50       3/18/2016           3,532
  7,300       EDA (ETM)                                                 5.25       9/01/2019           8,458
  2,700       EDA                                                       5.25       9/01/2019           2,907
  5,000       EDA                                                       5.00       6/15/2020           5,472
  7,000       EDA                                                       5.00       6/15/2021           7,654
 20,000       EDA                                                       5.00       6/15/2022          21,435
  5,055       Health Care Facilities Financing Auth.                    4.00      11/15/2016           5,251
  2,000       Health Care Facilities Financing Auth.                    5.00       7/01/2018           2,216
  2,000       Health Care Facilities Financing Auth.                    5.00       7/01/2019           2,269
  2,000       Health Care Facilities Financing Auth.                    5.00       7/01/2020           2,312
 15,000       Kearny Board of Education                                 1.38      10/09/2015          15,002
 15,000       Kearny Board of Education(c)                              2.00      10/07/2016          15,152
  3,070       Keyport                                                   1.50      11/30/2015           3,070
  2,250       Margate City                                              1.25      12/17/2015           2,254
  2,500       Newark                                                    1.75      12/08/2015           2,505
  1,412       Seaside Heights                                           1.25      12/17/2015           1,414
  3,634       Seaside Park                                              1.50      12/09/2015           3,641
 15,000       Transportation Trust Fund Auth. (PRE)                     5.25      12/15/2017          15,161
  5,000       Transportation Trust Fund Auth. (INS)                     5.25      12/15/2020           5,561
  3,160       Transportation Trust Fund Auth. (INS)                     5.50      12/15/2020           3,504
                                                                                                 -----------
                                                                                                     146,086
                                                                                                 -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              NEW YORK (17.2%)
$ 4,480       Albany IDA (ETM)                                          5.00%     11/15/2015     $     4,507
  2,313       Amsterdam                                                 2.75      12/09/2015           2,316
  8,612       Amsterdam                                                 2.38       8/04/2016           8,627
  6,337       Auburn                                                    1.25      11/13/2015           6,341
  4,170       Corning Community College                                 1.25       3/03/2016           4,179
  2,847       Corning Town                                              2.00       8/17/2016           2,874
    720       Dormitory Auth. (ETM)                                     4.00       2/15/2016             730
  3,295       Dormitory Auth. (ETM)                                     5.00       7/01/2016           3,414
  2,000       Dormitory Auth.                                           5.00       7/01/2016           2,058
  2,360       East Bloomfield Fire District                             1.50       8/11/2016           2,372
  2,000       Environmental Facilities Corp.                            2.75       7/01/2017           2,049
  2,326       Fishkill                                                  2.00       7/15/2016           2,342
  4,714       Geneva                                                    1.25       5/11/2016           4,730
  3,517       Glen Cove                                                 1.25       1/07/2016           3,519
  6,752       Glen Cove                                                 1.25       4/08/2016           6,763
  7,586       Glen Cove                                                 2.00       9/29/2016           7,645
 15,000       Hempstead Union Free School District                      2.00       6/24/2016          15,123
 15,000       Ithaca                                                    1.50       7/29/2016          15,103
  4,861       Lockport City                                             2.00       5/26/2016           4,877
 10,430       Long Beach                                                1.25       9/17/2016          10,446
  5,805       Monroe County                                             5.00       6/01/2016           5,965
  5,170       Monroe County                                             5.00       6/01/2020           5,898
  8,000       Nassau Health Care Corp.                                  2.25       1/15/2016           8,027
 20,000       New York City                                             5.00       8/01/2016          20,800
  2,324       Newburgh                                                  2.00       8/05/2016           2,336
  3,868       Oakfield                                                  1.25       3/24/2016           3,878
 15,000       Oyster Bay                                                1.50       2/05/2016          15,048
  9,500       Oyster Bay                                                1.50       3/25/2016           9,528
 20,000       Oyster Bay                                                1.50       7/08/2016          20,000
  3,288       Poughkeepsie                                              2.13       7/13/2016           3,311
    500       Rockland County                                           4.00      12/15/2015             503
  5,000       Rockland County                                           2.00       3/16/2016           5,034
  1,612       Rockland County                                           2.00       4/07/2016           1,624
  1,345       Rockland County                                           3.50      10/01/2016           1,373
    550       Rockland County                                           5.00      12/15/2016             573
  1,410       Rockland County                                           3.50      10/01/2017           1,453
    550       Rockland County                                           5.00      12/15/2017             586
  1,475       Rockland County                                           3.50      10/01/2018           1,538
    550       Rockland County                                           5.00      12/15/2018             600
  1,520       Rockland County                                           3.50      10/01/2019           1,599
  1,575       Rockland County                                           3.50      10/01/2020           1,648
  2,500       Rockland County (INS)                                     5.00       3/01/2023           2,939
  1,600       Rockland County (INS)                                     5.00       3/01/2024           1,893

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 2,900       St. Lawrence County                                       2.00%      7/22/2016     $     2,920
 10,000       St. Lawrence County                                       1.50       8/30/2016          10,047
  2,500       Suffolk County EDC                                        5.00       7/01/2019           2,820
  2,640       Suffolk County EDC                                        5.00       7/01/2020           3,023
  4,100       Utica                                                     1.25       2/24/2016           4,109
  6,683       Utica                                                     1.50       5/06/2016           6,709
  2,100       Utica School District                                     1.25      12/11/2015           2,101
 10,000       Utica School District                                     1.50       6/23/2016          10,000
 30,820       Utica School District                                     2.00       7/22/2016          31,011
  2,250       Watervliet School District                                1.50       3/24/2016           2,259
  3,000       Westchester County Health Care Corp.                      5.00      11/01/2015           3,012
  3,930       Yonkers                                                   5.00      10/01/2017           4,243
  7,310       Yonkers                                                   5.00      10/01/2018           8,116
                                                                                                 -----------
                                                                                                     316,539
                                                                                                 -----------
              NORTH CAROLINA (0.5%)
  2,000       Eastern Municipal Power Agency (ETM)                      5.00       1/01/2016           2,024
  2,100       Medical Care Commission                                   4.38       7/01/2017           2,181
  3,855       Medical Care Commission                                   5.00       7/01/2018           4,248
                                                                                                 -----------
                                                                                                       8,453
                                                                                                 -----------
              OHIO (0.8%)
  4,515       American Municipal Power, Inc.                            5.00       2/15/2017           4,785
  1,530       Hancock County                                            4.00      12/01/2016           1,580
  1,875       Hancock County                                            4.25      12/01/2017           1,980
  1,000       Higher Educational Facility                               5.00       5/01/2021           1,159
    500       Higher Educational Facility                               5.00       5/01/2022             582
    550       Higher Educational Facility                               5.00       5/01/2023             643
  1,000       Higher Educational Facility                               5.00       5/01/2024           1,180
  1,150       Southeastern Ohio Port Auth.                              5.00      12/01/2021           1,244
  1,000       Southeastern Ohio Port Auth.                              5.00      12/01/2025           1,063
                                                                                                 -----------
                                                                                                      14,216
                                                                                                 -----------
              OKLAHOMA (0.0%)
    300       Cherokee Nation (INS)(a)                                  4.30      12/01/2016             306
                                                                                                 -----------
              PENNSYLVANIA (3.7%)
 12,250       Allegheny County Hospital Dev. Auth.                      5.00       5/15/2016          12,605
  1,000       Bethlehem Auth. (INS)                                     5.00      11/15/2020           1,149
  1,000       Chester County IDA                                        3.75      10/01/2024           1,014
  7,975       Coatesville School District                               3.46(b)    8/15/2018           7,446
  1,165       Coatesville School District                               3.86(b)    8/15/2019           1,054
  5,305       Coatesville School District                               4.13(b)    8/15/2020           4,622
  1,980       Cumberland County Municipal Auth.                         3.25      12/01/2022           1,986
  3,740       Higher Educational Facilities Auth.                       5.00       5/15/2016           3,848
    600       Higher Educational Facilities Auth.                       5.00       7/15/2020             678

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 1,090       Higher Educational Facilities Auth.                       5.00%      7/15/2021     $     1,242
  1,500       Montgomery County IDA                                     5.00      11/15/2016           1,562
  2,000       Montgomery County IDA                                     5.00      11/15/2017           2,075
  1,065       Neumann Univ.                                             4.00      10/01/2015           1,065
  1,110       Neumann Univ.                                             4.00      10/01/2016           1,135
  1,155       Neumann Univ.                                             5.00      10/01/2017           1,218
  1,195       Neumann Univ.                                             5.00      10/01/2018           1,279
  5,000       School District of Philadelphia (NBGA)                    5.00       9/01/2021           5,718
  5,500       School District of Philadelphia (NBGA)                    5.00       9/01/2022           6,337
  5,175       St. Mary Hospital Auth.                                   4.00      11/15/2016           5,377
  5,170       St. Mary Hospital Auth.                                   4.00      11/15/2016           5,372
  1,570       West Mifflin Area School District (INS)                   5.00      10/01/2021           1,797
                                                                                                 -----------
                                                                                                      68,579
                                                                                                 -----------
              PUERTO RICO (0.2%)
  2,000       Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.        5.00       4/01/2017           1,966
  1,000       Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.        5.00       4/01/2019             963
    700       Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Auth.        4.00       4/01/2020             640
                                                                                                 -----------
                                                                                                       3,569
                                                                                                 -----------
              SOUTH CAROLINA (0.5%)
  7,715       Piedmont Municipal Power Agency                           5.00       1/01/2016           7,807
  1,485       SCAGO Educational Facilities Corp. for Union
                School District (INS) (ETM)                             4.00      12/01/2016           1,548
                                                                                                 -----------
                                                                                                       9,355
                                                                                                 -----------
              TEXAS (2.8%)
  5,170       Brazos River Auth. (INS)                                  4.90      10/01/2015           5,171
  3,000       Dallas Fort Worth International Airport                   5.00      11/01/2016           3,151
    700       Decatur Hospital Auth.                                    5.00       9/01/2021             783
    780       Decatur Hospital Auth.                                    5.00       9/01/2024             862
  1,335       Gregg County Health Facilities Dev. Corp.                 5.00      10/01/2015           1,335
  2,105       Gregg County Health Facilities Dev. Corp.                 5.00      10/01/2016           2,132
  4,500       Harris County Cultural Education Facilities (ETM)         5.00       2/15/2016           4,582
    480       Harris County Municipal Utility District (INS)            3.00       3/01/2020             513
    565       Harris County Municipal Utility District (INS)            3.00       3/01/2021             602
    650       Harris County Municipal Utility District (INS)            3.00       3/01/2022             691
    520       Harris County Municipal Utility District (INS)            3.00       3/01/2023             549
  3,000       Karnes County Hospital District                           5.00       2/01/2024           3,311
    390       Midlothian Dev. Auth. (INS)                               5.00      11/15/2015             391
  1,250       New Hope Cultural Facilities Finance Corp.                5.00       7/01/2023           1,392
  2,300       New Hope Cultural Facilities Finance Corp.                5.00       7/01/2024           2,553

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 2,135       New Hope Cultural Facilities Finance Corp.                5.00%      7/01/2025     $     2,364
  7,175       Red River Auth. (INS)                                     4.45       6/01/2020           7,888
  1,585       San Leanna Education Facilities Corp.                     5.00       6/01/2017           1,687
  1,250       Tarrant County Cultural Education Facilities
                Finance Corp.                                           5.75      11/15/2015           1,257
  1,000       Tarrant County Cultural Education Facilities
                Finance Corp.                                           5.00      11/15/2017           1,058
  3,360       Tyler Health Facilities Dev. Corp.                        5.00      11/01/2015           3,370
  6,155       Tyler Health Facilities Dev. Corp.                        5.25      11/01/2016           6,373
                                                                                                 -----------
                                                                                                      52,015
                                                                                                 -----------
              U.S. VIRGIN ISLANDS (0.2%)
  2,700       Water and Power Auth.                                     4.75       7/01/2016           2,748
                                                                                                 -----------
              VIRGINIA (0.6%)
  3,200       Housing Dev. Auth.                                        3.05       3/01/2018           3,361
  3,200       Housing Dev. Auth.                                        3.05       9/01/2018           3,383
  3,506       Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,736(d),(e)                           5.10       9/01/2036           3,057
  5,111       Marquis Community Dev. Auth., acquired
                3/01/2012; cost $444(d),(e)                             5.63(b)    9/01/2041             703
                                                                                                 -----------
                                                                                                      10,504
                                                                                                 -----------
              WEST VIRGINIA (0.6%)
 10,000       EDA                                                       3.25       5/01/2019          10,488
                                                                                                 -----------
              WISCONSIN (0.1%)
  1,200       Health and Educational Facilities Auth.                   5.00       8/15/2021           1,407
                                                                                                 -----------
              Total Fixed-Rate Instruments (cost: $983,094)                                        1,004,009
                                                                                                 -----------
              PUT BONDS (27.6%)

              ARIZONA (2.3%)
 16,000       Health Facilities Auth.                                   1.87(f)    2/01/2048          16,372
 25,000       Health Facilities Auth.                                   1.87(f)    2/01/2048          25,443
                                                                                                 -----------
                                                                                                      41,815
                                                                                                 -----------
              ARKANSAS (1.2%)
 22,000       Dev. Finance Auth.                                        1.12(f)    9/01/2044          21,846
                                                                                                 -----------
              CALIFORNIA (4.0%)
  5,000       Bay Area Toll Auth.                                       0.99(f)    4/01/2045           5,011
 15,000       Bay Area Toll Auth.                                       0.72(f)    4/01/2047          15,016
  4,000       Contra Costa Transportation Auth.                         0.50(f)    3/01/2034           4,001
 15,000       Foothill-Eastern Transportation Corridor Agency           5.00       1/15/2053          16,437
  8,445       Hemet USD                                                 0.67(f)   10/01/2036           8,444
  8,000       Infrastructure and Economic Dev. Bank                     1.22(f)    8/01/2037           7,978

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 8,000       Municipal Finance Auth.                                   0.52%(f)  10/01/2045     $     7,947
  4,000       Twin Rivers USD (INS)                                     3.20       6/01/2027           4,005
  4,000       Twin Rivers USD (INS)                                     3.20       6/01/2035           4,005
                                                                                                 -----------
                                                                                                      72,844
                                                                                                 -----------
              COLORADO (1.3%)
 10,500       E-470 Public Highway Auth.                                1.20(f)    9/01/2039          10,501
  3,000       E-470 Public Highway Auth. (INS)                          1.77(f)    9/01/2039           3,013
 10,500       Health Facilities Auth.                                   4.00      10/01/2040          10,547
                                                                                                 -----------
                                                                                                      24,061
                                                                                                 -----------
              FLORIDA (0.5%)
  6,000       Miami-Dade County School Board                            5.00       5/01/2032           6,154
  2,500       Palm Beach County School Board                            5.00       8/01/2032           2,596
                                                                                                 -----------
                                                                                                       8,750
                                                                                                 -----------
              GEORGIA (0.8%)
 10,000       Appling County Dev. Auth                                  2.40       1/01/2038          10,159
  5,000       Monroe County Dev. Auth.                                  2.00       9/01/2037           5,066
                                                                                                 -----------
                                                                                                      15,225
                                                                                                 -----------
              ILLINOIS (0.9%)
 15,000       Chicago Board of Education                                0.85(f)    3/01/2036          13,318
  1,250       Educational Facilities Auth.                              4.13       3/01/2030           1,268
  2,500       Educational Facilities Auth.                              3.40      11/01/2036           2,581
                                                                                                 -----------
                                                                                                      17,167
                                                                                                 -----------
              INDIANA (0.3%)
  5,000       Finance Auth.                                             0.50       5/01/2028           5,000
                                                                                                 -----------
              KENTUCKY (0.3%)
  5,000       Economic Dev. Finance Auth.                               0.50       4/01/2031           5,000
                                                                                                 -----------
              LOUISIANA (0.2%)
  4,000       St. Charles Parish                                        4.00      12/01/2040           4,247
                                                                                                 -----------
              MASSACHUSETTS (1.1%)
  8,000       Dev. Finance Agency                                       0.60(f)   10/01/2040           7,985
 12,000       Dev. Finance Agency                                       0.50(f)    7/01/2050          11,702
                                                                                                 -----------
                                                                                                      19,687
                                                                                                 -----------
              MISSISSIPPI (0.4%)
  7,000       Hospital Equipment and Facilities Auth.                   1.32(f)    8/15/2036           6,930
                                                                                                 -----------
              NEW JERSEY (1.6%)
 20,000       Transportation Trust Fund Auth.                           1.22(f)    6/15/2034          19,470
 10,000       Turnpike Auth.                                            0.70(f)    1/01/2024           9,945
                                                                                                 -----------
                                                                                                      29,415
                                                                                                 -----------

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              NEW MEXICO (0.9%)
$ 5,000       Farmington                                                1.88%      4/01/2029     $     5,031
  5,000       Farmington                                                1.88       4/01/2029           5,010
  7,000       Farmington                                                1.88       4/01/2029           7,026
                                                                                                 -----------
                                                                                                      17,067
                                                                                                 -----------
              NEW YORK (2.1%)
  6,000       Energy Research and Development Auth.                     2.00       2/01/2029           6,013
  9,830       MTA                                                       0.97(f)   11/01/2030           9,868
 12,000       MTA                                                       0.60(f)   11/01/2031          11,894
 12,000       New York City                                             0.60(f)    8/01/2027          11,968
                                                                                                 -----------
                                                                                                      39,743
                                                                                                 -----------
              NORTH CAROLINA (0.5%)
 10,000       Capital Facilities Finance Agency                         0.50       7/01/2034          10,000
                                                                                                 -----------
              OHIO (1.0%)
  9,000       Air Quality Dev. Auth.                                    2.25       8/01/2029           9,012
 10,000       Water Dev. Auth.                                          4.00       6/01/2033          10,350
                                                                                                 -----------
                                                                                                      19,362
                                                                                                 -----------
              PENNSYLVANIA (4.3%)
 10,000       Beaver County IDA                                         4.75       8/01/2020          10,676
  7,000       Beaver County IDA                                         2.20       1/01/2035           7,030
  5,100       Beaver County IDA                                         2.70       4/01/2035           5,092
  7,575       Berks County Municipal Auth.                              1.52(f)   11/01/2039           7,642
  2,000       Economic Dev. Financing Auth.                             1.75      12/01/2033           2,004
  7,000       Geisinger Auth.                                           1.20(f)    6/01/2028           7,062
  5,000       Montgomery County IDA                                     2.60       3/01/2034           5,022
  7,000       Northampton County General Purpose Auth.                  1.42(f)    8/15/2043           7,009
 15,010       Scranton School District                                  1.13(f)    4/01/2031          15,051
 12,500       Turnpike Commission                                       0.82(f)   12/01/2045          12,478
                                                                                                 -----------
                                                                                                      79,066
                                                                                                 -----------
              TEXAS (2.6%)
  2,310       Gregg County Health Facilities Dev. Corp.(a)              4.04(f)   10/01/2029           2,340
 10,000       Mission EDC                                               0.43       1/01/2020          10,000
  4,000       North Texas Tollway Auth.                                 0.69(f)    1/01/2038           3,955
 12,000       North Texas Tollway Auth. (PRE)                           5.75       1/01/2038          12,160
  4,000       North Texas Tollway Auth.                                 0.82(f)    1/01/2050           3,987
  9,795       Northside ISD (NBGA)                                      2.13       8/01/2040           9,813
  5,000       San Antonio                                               0.70(f)    5/01/2043           4,999
                                                                                                 -----------
                                                                                                      47,254
                                                                                                 -----------
              WEST VIRGINIA (0.5%)
  5,500       EDA                                                       1.90       3/01/2040           5,517

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 3,000       Mason County                                              1.63%     10/01/2022     $     2,996
                                                                                                 -----------
                                                                                                       8,513
                                                                                                 -----------
              WISCONSIN (0.8%)
 14,350       Health and Educational Facilities Auth.                   5.13       8/15/2027          14,913
                                                                                                 -----------
              Total Put Bonds (cost: $506,381)                                                       507,905
                                                                                                 -----------
              ADJUSTABLE-RATE NOTES (1.9%)

              NEW JERSEY (0.6%)
 11,000       EDA                                                       0.75       2/01/2017          10,870
                                                                                                 -----------
              NEW YORK (0.1%)
  2,000       New York City                                             0.57       8/01/2025           1,968
                                                                                                 -----------
              PENNSYLVANIA (1.0%)
  6,000       Turnpike Commission                                       1.17      12/01/2019           6,057
  6,000       Turnpike Commission                                       1.29      12/01/2020           6,075
  6,500       Turnpike Commission                                       1.00      12/01/2021           6,473
                                                                                                 -----------
                                                                                                      18,605
                                                                                                 -----------
              TEXAS (0.2%)
  1,750       Harris County Cultural Education Facilities
                Finance Corp.                                           0.62       6/01/2018           1,735
  2,250       Harris County Cultural Education Facilities
                Finance Corp.                                           0.72       6/01/2019           2,234
                                                                                                 -----------
                                                                                                       3,969
                                                                                                 -----------
              Total Adjustable-Rate Notes (cost: $35,500)                                             35,412
                                                                                                 -----------
              VARIABLE-RATE DEMAND NOTES (16.1%)

              ARIZONA (1.6%)
 20,000       Phoenix IDA (LIQ) (LOC - Deutsche Bank A.G.)(a)           0.20       6/01/2042          20,000
  9,800       Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)(g)                        0.35       7/01/2029           9,800
                                                                                                 -----------
                                                                                                      29,800
                                                                                                 -----------
              CALIFORNIA (3.6%)
 20,000       Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                           0.25      12/01/2033          20,000
 15,000       State (LIQ) (LOC - Dexia Credit Local)(a)                 0.20       8/01/2027          15,000
 20,000       State (LIQ) (LOC - Dexia Credit Local)(a)                 0.20       8/01/2027          20,000
 11,445       Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                     0.87       5/01/2040          11,445
                                                                                                 -----------
                                                                                                      66,445
                                                                                                 -----------

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              COLORADO (0.5%)
$ 8,820       Arista Metropolitan District (LOC - Compass Bank)         0.35%     12/01/2030     $     8,820
                                                                                                 -----------
              CONNECTICUT (0.8%)
 10,000       State(h)                                                  0.25       1/01/2017          10,000
  5,000       State(h)                                                  0.28       1/01/2018           5,000
                                                                                                 -----------
                                                                                                      15,000
                                                                                                 -----------
              FLORIDA (0.6%)
 10,000       Miami-Dade County School Board (INS) (LIQ)(a),(g)         0.22       5/01/2016          10,000
                                                                                                 -----------
              GEORGIA (0.1%)
  1,100       Monroe County Dev. Auth.                                  0.23       4/01/2032           1,100
                                                                                                 -----------
              IDAHO (0.7%)
 13,465       Housing and Finance Association(h)                        0.27       1/01/2038          13,465
                                                                                                 -----------
              ILLINOIS (2.3%)
 16,480       Chicago Board of Education (INS) (LIQ)(a)                 0.32      12/01/2016          16,480
 15,000       Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                           0.37      12/01/2039          15,000
 11,160       Cook County (LIQ)(a)                                      0.42      11/15/2020          11,160
                                                                                                 -----------
                                                                                                      42,640
                                                                                                 -----------
              KENTUCKY (0.5%)
 10,000       Economic Dev. Finance Auth. (INS) (LIQ)(a)                0.22       6/01/2016          10,000
                                                                                                 -----------
              LOUISIANA (1.7%)
  6,400       St. James Parish                                          0.30      11/01/2040           6,400
 24,900       St. James Parish                                          0.32      11/01/2040          24,900
                                                                                                 -----------
                                                                                                      31,300
                                                                                                 -----------
              MISSISSIPPI (0.3%)
  5,000       Perry County Pollution Control (NBGA)(a)                  0.23       2/01/2022           5,000
                                                                                                 -----------
              NEW JERSEY (1.3%)
  2,200       EDA (LOC - Valley National Bank)(g)                       0.32       3/01/2031           2,200
  9,105       EDA (LOC - Valley National Bank)                          0.32      11/01/2040           9,105
 12,005       EDA (LOC - Valley National Bank)                          0.32      11/01/2040          12,005
                                                                                                 -----------
                                                                                                      23,310
                                                                                                 -----------
              OHIO (0.3%)
  5,500       State(h)                                                  0.35       1/15/2045           5,500
                                                                                                 -----------
              PENNSYLVANIA (1.0%)
 18,350       Delaware Valley Regional Finance Auth.
                (LOC - Bayerische Landesbank)                           0.17       6/01/2042          18,350
                                                                                                 -----------
              TEXAS (0.8%)
 10,000       Port of Port Arthur Navigation District                   0.30      11/01/2040          10,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                 COUPON        FINAL             VALUE
(000)         SECURITY                                                  RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$ 3,770       Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                    0.26%      6/01/2031      $    3,770
  1,170       Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                    0.26       6/01/2038           1,170
                                                                                                  ----------
                                                                                                      14,940
                                                                                                  ----------
              Total Variable-Rate Demand Notes (cost: $295,670)                                      295,670
                                                                                                  ----------

              TOTAL INVESTMENTS (COST: $1,820,645)                                                $1,842,996
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                    IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS                INPUTS           INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $-            $1,004,009               $-      $1,004,009
Put Bonds                                           -               507,905                -         507,905
Adjustable-Rate Notes                               -                35,412                -          35,412
Variable-Rate Demand Notes                          -               295,670                -         295,670
------------------------------------------------------------------------------------------------------------
Total                                              $-            $1,842,996               $-      $1,842,996
------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) At September 30, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $15,152,000; all of which were when-issued securities.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2015, was $3,760,000, which represented 0.2% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    (e) Restricted security that is not registered under the Securities Act of 1933.

    (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2015.

    (g) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (h) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,820,645)               $1,842,996
   Cash                                                                                 101
   Receivables:
      Capital shares sold                                                               504
      Interest                                                                       12,767
                                                                                 ----------
           Total assets                                                           1,856,368
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                           15,148
      Capital shares redeemed                                                         1,513
      Dividends on capital shares                                                       336
   Accrued management fees                                                              490
   Accrued transfer agent's fees                                                         36
   Other accrued expenses and payables                                                   79
                                                                                 ----------
           Total liabilities                                                         17,602
                                                                                 ----------
              Net assets applicable to capital shares outstanding                $1,838,766
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $1,833,452
   Undistributed net investment income                                                    2
   Accumulated net realized loss on investments                                     (17,039)
   Net unrealized appreciation of investments                                        22,351
                                                                                 ----------
              Net assets applicable to capital shares outstanding                $1,838,766
                                                                                 ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,825,232/172,182 shares outstanding)          $    10.60
                                                                                 ==========
      Adviser Shares (net assets of $13,534/1,277 shares outstanding)            $    10.60
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                               $ 19,909
                                                                                 --------
EXPENSES
   Management fees                                                                  3,061
   Administration and servicing fees:
       Fund Shares                                                                  1,406
       Adviser Shares                                                                  10
   Transfer agent's fees:
       Fund Shares                                                                    418
       Adviser Shares                                                                   2
   Distribution and service fees (Note 6E):
       Adviser Shares                                                                  17
   Custody and accounting fees:
       Fund Shares                                                                    121
       Adviser Shares                                                                   1
   Postage:
       Fund Shares                                                                     21
   Shareholder reporting fees:
       Fund Shares                                                                     17
   Trustees' fees                                                                      13
   Registration fees:
       Fund Shares                                                                     35
       Adviser Shares                                                                  13
   Professional fees                                                                   60
   Other                                                                               17
                                                                                 --------
           Total expenses                                                           5,212
   Expenses reimbursed:
       Adviser Shares                                                                  (9)
                                                                                 --------
           Net expenses                                                             5,203
                                                                                 --------
NET INVESTMENT INCOME                                                              14,706
                                                                                 --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                                 (149)
   Change in net unrealized appreciation/(depreciation)                           (13,413)
                                                                                 --------
           Net realized and unrealized loss                                       (13,562)
                                                                                 --------
   Increase in net assets resulting from operations                              $  1,144
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

--------------------------------------------------------------------------------

                                                                       9/30/2015      3/31/2015
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $   14,706     $   31,596
   Net realized gain (loss) on investments                                  (149)           174
   Change in net unrealized appreciation/(depreciation) of
       investments                                                       (13,413)        (7,516)
                                                                      -------------------------
       Increase in net assets resulting from operations                    1,144         24,254
                                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (14,562)       (31,345)
       Adviser Shares                                                        (89)          (150)
                                                                      -------------------------
           Distributions to shareholders                                 (14,651)       (31,495)
                                                                      -------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           (91,003)       (94,549)
   Adviser Shares                                                         (3,177)         5,669
                                                                      -------------------------
       Total net decrease in net assets from
           capital share transactions                                    (94,180)       (88,880)
                                                                      -------------------------
   Capital contribution from
       USAA Transfer Agency Company                                            -              5
                                                                      -------------------------
   Net decrease in net assets                                           (107,687)       (96,116)
NET ASSETS
   Beginning of period                                                 1,946,453      2,042,569
                                                                      -------------------------
   End of period                                                      $1,838,766     $1,946,453
                                                                      =========================
Undistributed (overdistribution of) net investment income:
   End of period                                                      $        2     $      (53)
                                                                      =========================

See accompanying notes to financial statements

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2015, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,148,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares did not charge any redemption fees.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $5,000, which represents 2.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

At March 31, 2015, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                            CAPITAL LOSS CARRYFORWARDS
          -------------------------------------------------------------
            EXPIRES                  SHORT-TERM              LONG-TERM
          -------------             ------------            -----------
              2016                     $96,000              $         -
          No Expiration                      -               16,794,000
          -------------                -------              -----------
              Total                    $96,000              $16,794,000
                                       =======              ===========

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $157,766,000 and $243,574,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $26,822,000 and $4,471,000, respectively, resulting in net unrealized appreciation of $22,351,000.

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED           YEAR ENDED
                                      SEPTEMBER 30, 2015           MARCH 31, 2015
------------------------------------------------------------------------------------
                                     SHARES      AMOUNT        SHARES         AMOUNT
                                    ------------------------------------------------
FUND SHARES:
Shares sold                          13,573    $ 144,219       46,071      $ 493,465
Shares issued from
  reinvested dividends                1,186       12,583        2,528         27,067
Shares redeemed                     (23,333)    (247,805)     (57,445)      (615,081)
                                    ------------------------------------------------
Net decrease from capital
  share transactions                 (8,574)   $ (91,003)      (8,846)     $ (94,549)
                                    ================================================
ADVISER SHARES:
Shares sold                             297    $   3,162        1,166      $  12,478
Shares issued from
  reinvested dividends                    3           38            5             53
Shares redeemed                        (598)      (6,377)        (640)        (6,862)
                                    ------------------------------------------------
Net increase (decrease) from
  capital share transactions           (298)   $  (3,177)         531      $   5,669
                                    ================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    performance period to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months.

    The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
    (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $3,061,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $416,000 and less than $500, respectively. For the

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Fund Shares and Adviser Shares, the performance adjustments were 0.05% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,406,000 and $10,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $23,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2016, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2015, the Adviser Shares incurred reimbursable expenses of $9,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $418,000 and $2,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $17,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 465,000 Adviser Shares, which represents 36.4% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                             ----------------------------------------------------------------------------------
                                   2015           2015          2014          2013           2012          2011
                             ----------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    10.68     $    10.71    $    10.84    $    10.80     $    10.61    $    10.62
                             ----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              .08            .17           .19           .22            .27           .29
 Net realized and
  unrealized gain (loss)           (.08)          (.03)         (.13)          .04            .19          (.01)
                             ----------------------------------------------------------------------------------
Total from investment
 operations                         .00(a)         .14           .06           .26            .46           .28
                             ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.08)          (.17)         (.19)         (.22)          (.27)         (.29)
                             ----------------------------------------------------------------------------------
Net asset value at
 end of period               $    10.60     $    10.68    $    10.71    $    10.84     $    10.80    $    10.61
                             ==================================================================================
Total return (%)*                   .02           1.29           .60          2.41           4.40          2.62
Net assets at
 end of period (000)         $1,825,232     $1,929,648    $2,031,383    $2,185,741     $2,124,120    $1,860,300
Ratios to average
 net assets:**
 Expenses (%)(b)                    .55(c)         .55           .55           .55            .55           .54
 Net investment income (%)         1.56(c)        1.56          1.81          2.02           2.54          2.69
Portfolio turnover (%)               12             30            14             3             16            10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $1,874,218,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                             PERIOD ENDED
                             SEPTEMBER 30,                  YEAR ENDED MARCH 31,                        MARCH 31,
                             -------------------------------------------------------------------------------------
                                2015            2015           2014          2013           2012          2011***
                             -------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $ 10.67         $ 10.71        $ 10.84        $10.80         $10.61        $10.71
                             ---------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .07             .14            .17           .19            .25           .17
 Net realized and
  unrealized gain (loss)        (.07)           (.04)          (.13)          .04            .19          (.10)
                             ---------------------------------------------------------------------------------
Total from investment
 operations                     (.00)(a)         .10            .04           .23            .44           .07
                             ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.07)           (.14)          (.17)         (.19)          (.25)         (.17)
                             ---------------------------------------------------------------------------------
Net asset value at
 end of period               $ 10.60         $ 10.67        $ 10.71        $10.84         $10.80        $10.61
                             =================================================================================
Total return (%)*               (.01)            .94            .35          2.16           4.14           .69
Net assets at
 end of period (000)         $13,534         $16,805        $11,186        $6,604         $6,011        $4,940
Ratios to average
 net assets:**
 Expenses (%)(b)                 .80(c)          .80            .80           .80            .80           .80(c)
 Expenses, excluding
  reimbursements (%)(b)          .95(c)          .98            .94          1.17           1.30          1.53(c)
 Net investment
  income (%)                    1.32(c)         1.32           1.55          1.77           2.28          2.47(c)
Portfolio turnover (%)            12              30             14             3             16            10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were
    $13,468,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE           APRIL 1, 2015 -
                                         APRIL 1, 2015       SEPTEMBER 30, 2015      SEPTEMBER 30, 2015
                                         --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,000.20                  $2.75

Hypothetical
 (5% return before expenses)                1,000.00              1,022.25                   2.78

ADVISER SHARES
Actual                                      1,000.00                999.90                   4.00

Hypothetical
 (5% return before expenses)                1,000.00              1,021.00                   4.04

*Expenses are equal to the annualized expense ratio of 0.55% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.02% for Fund Shares and (0.01)% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund.

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

including the high quality of services provided by the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2014, and was in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                              [LOGO OF RECYCLE]
       USAA       We know what it means to serve.(R)                  10%

   =============================================================================
   39592-1115                                (C)2015, USAA. All rights reserved.

   [LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA TARGET MANAGED ALLOCATION FUND]

 ========================================================

    SEMIANNUAL REPORT
    USAA TARGET MANAGED ALLOCATION FUND
    SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  8

    Notes to Portfolio of Investments                                        10

    Financial Statements                                                     11

    Notes to Financial Statements                                            14

EXPENSE EXAMPLE                                                              23

ADVISORY AGREEMENT(S)                                                        25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

225186-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TARGET MANAGED ALLOCATION FUND (THE FUND) SEEKS TO
MAXIMIZE TOTAL RETURN PRIMARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as derivatives, including futures and options contracts.*

*This Fund is not offered for sale directly to the general public and currently is available for investment only to other USAA funds participating in a fund-of-funds investment strategy and other accounts managed by Asset Management Company (AMCO) or an affiliate. The Fund may be offered to other persons and legal entities that AMCO may approve from time to time. There are no minimum initial or subsequent purchase payment amounts for investments in the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
 JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
 USAA Asset                                             USAA Asset
 Management Company                                     Management Company

--------------------------------------------------------------------------------

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The global financial markets experienced poor performance during the Fund's short reporting period, which ran from August 7, 2015, the Fund's inception date, through September 30, 2015. The spark for the downturn came from China, where slowing economic growth prompted the central bank to devalue the nation's currency, the RENMINBI. This unexpected event put a renewed spotlight on the potential impact that a weaker Chinese economy could have on the rest of the world. Investors' mounting concerns about slowing global growth were heightened by softening economic data in the United States, continued economic turmoil in Brazil, and the Federal Reserve's (the Fed) decision not to raise interest rates at its September 2015 meeting. The general market sentiment for several months was that the Fed would implement a September 2015 interest rate hike, so the lack of a move was taken as a sign that the central bank could be losing confidence in the economic outlook.

   These factors led to an evaporation in investors' appetite for risk. U.S. equities finished in the negative, with small-cap stocks experiencing the largest decline. Conditions overseas were even more challenging, as both developed- and emerging-market equities posted double-digit losses. The outperformance of the U.S. market reflected the country's stronger relative growth, which was seen as putting it in a better position to withstand an economic slowdown without slipping into a recession. Commodities, which are particularly sensitive to developments in China due to the country's role as a key source of incremental demand for raw

================================================================================

2  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

   materials, lost ground as well. Rising investor risk aversion also translated to underperformance for the higher-risk segments of the bond market, as both corporate investment-grade and high-yield bonds lagged the return of U.S. Treasuries amid the "flight to quality."

o HOW DID THE USAA TARGET MANAGED ALLOCATION FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund commenced operations on August 7, 2015. For the reporting period August 7, 2015 through September 30, 2015, the Fund had a return of -4.90%. This compares to a total return of -9.26% for the MSCI All-Country World Index and 0.11% for the Barclays U.S. Universal Bond Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   USAA offers six funds in the Target Retirement Series, each of which invests in other funds in the USAA family of funds and employs a different strategic asset allocation based on investors' risk tolerance and time horizon. Depending on our changing views on market opportunities and risks, we apply tactical asset allocation decisions, overweighting or underweighting the various asset classes within each fund compared to its strategic allocation. We launched the Fund and added it as an underlying fund for the Target Retirement series to allow for more flexibility in implementing these tactical asset allocation shifts within the Target Retirement series. By using the Fund, we can make allocation changes more quickly and with less disruption to the other underlying funds in the rest of the portfolio. The Fund primarily uses exchange-traded funds (ETFs) to implement the asset allocation views since ETFs are highly liquid vehicles that allow us to apply our tactical

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   asset allocation decisions quickly and efficiently. With this as background, the Fund's asset allocations generally reflect the need to round out the portfolios of the other funds in the Target Retirement series, rather than an active strategy.

   Consistent with the broader environment, the best performing investment in the Fund was our allocation to the iShares 7-10 Year Treasury Bond ETF. This position provided a measure of defensiveness and stability to the portfolio, and it benefited from both heightened investor risk aversion and signs of slowing growth.

   The positive impact of this allocation was offset by our positions in higher-risk asset classes. The Fund's allocation to developed-and emerging-market ETFs, which finished the reporting period with the weakest returns, detracted from performance. Similarly, the Fund's allocation to U.S. equities--while outpacing our international investments--nonetheless lost ground. The Fund also held an allocation to ETFs linked to the performance of commodities. While these investments finished the short reporting period at a loss, they outpaced the returns of global equities. The same can be said for the Fund's allocation to real estate investment trusts (REITs), which we achieve via the Vanguard REIT Index Fund. Even though REITs were impacted negatively by the "risk-off " environment, they outperformed equities due in part to their higher degree of interest-rate sensitivity (a positive at a time in which bond yields fell as prices rose). Finally, the Fund's allocation to high-yield bonds detracted modestly, as the combination of falling energy prices and rising concerns about credit conditions caused the asset class to underperform investment-grade bonds.

   We appreciate the opportunity to help you with your investment needs.

   As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o ETFs are subject to risks similar to those of stocks.
   o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. Investing in REITs has some of the same risks associated with the direct ownership of real estate. Asset allocation does not protect against a loss or guarantee that an investor's goal will be met.

================================================================================

4  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

INVESTMENT OVERVIEW

USAA TARGET MANAGED ALLOCATION FUND*
(THE FUND) (Ticker Symbol: UTMAX)


--------------------------------------------------------------------------------
                                                                   9/30/15
--------------------------------------------------------------------------------

Net Assets                                                     $410.0 Million
Net Asset Value Per Share                                          $9.51


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/15
--------------------------------------------------------------------------------
                            SINCE INCEPTION 8/7/15**

                                     -4.90%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 8/7/15***
--------------------------------------------------------------------------------

   BEFORE REIMBURSEMENT   1.05%             AFTER REIMBURSEMENT   0.98%

              (Includes acquired fund fees and expenses of 0.28%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Fund commenced operations on August 7, 2015.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratios are reported in the Fund's prospectus dated August 7, 2015, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.70% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 7, 2016. If the total annual operating expense ratio of the Fund is lower than 0.70%, the Fund will operate at the lower expense ratio. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), the redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                   BARCLAYS U.S.       USAA TARGET MANAGED      MSCI ALL-COUNTRY
               UNIVERSAL BOND INDEX       ALLOCATION FUND         WORLD INDEX

07/31/15            $10,000.00            $10,000.00             $10,000.00
08/31/15              9,970.55              9,680.00               9,314.49
09/30/15             10,009.49              9,510.00               8,977.04


                                   [END CHART]

                       Data from 7/31/15 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Managed Allocation Fund to the following benchmarks:

o The unmanaged Barclays U.S. Universal Bond Index comprising of U.S. dollar-denominated, taxable bonds that are related investment grade or below investment grade.

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the MSCI All-Country World Index and Barclays U.S. Universal Bond Index is calculated from the end of the month, July 31, 2015, while the inception date of the Fund is August 7, 2015. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

                         o ASSET ALLOCATION - 9/30/15 o

                         [PIE CHART OF ASSET ALLOCATION]

DOMESTIC EXCHANGE-TRADED FUNDS*                          47.8%
FIXED-INCOME EXCHANGE-TRADED FUNDS*                      34.2%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                      8.8%
COMMODITY RELATED EXCHANGE-TRADED FUNDS*                  8.3%
MONEY MARKET INSTRUMENTS                                  0.6%


                                   [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-9.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             Market
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (99.1%)

            EXCHANGE-TRADED FUNDS (99.1%)
            COMMODITY-RELATED EXCHANGE-TRADED FUNDS (8.3%)
  102,700   First Trust Global Tactical Commodity Strategy Fund*                           $  2,286
1,207,000   PowerShares DB Commodity Index Tracking Fund*                                    18,286
  325,100   United States Commodity Index Fund*                                              13,596
                                                                                           --------
            Total Commodity Related Exchange-Traded Funds                                    34,168
                                                                                           --------
            DOMESTIC EXCHANGE-TRADED FUNDS (47.8%)
   16,100   Market Vectors Oil Service ETF                                                      442
   57,700   SPDR S&P Oil & Gas Exploration & Production ETF                                   1,895
1,312,400   Vanguard Mid-Cap ETF                                                            153,118
  457,300   Vanguard REIT Index Fund                                                         34,544
   55,700   Vanguard Small-Cap ETF                                                            6,013
                                                                                           --------
            Total Domestic Exchange-Traded Funds                                            196,012
                                                                                           --------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (34.2%)
  971,900   iShares 7-10 Year Treasury Bond ETF                                             104,839
  355,100   iShares iBoxx High Yield Corporate Bond ETF                                      29,576
  160,600   SPDR Barclays High Yield Bond ETF                                                 5,727
                                                                                           --------
            Total Fixed-Income Exchange-Traded Funds                                        140,142
                                                                                           --------
            INTERNATIONAL EXCHANGE-TRADED FUNDS (8.8%)
  844,300   Vanguard FTSE Developed Markets ETF                                              30,091
  187,200   Vanguard FTSE Emerging Markets ETF                                                6,195
                                                                                           --------
            Total International Exchange-Traded Funds                                        36,286
                                                                                           --------
            Total Exchange-Traded Funds (cost: $420,529)                                    406,608
                                                                                           --------
            Total Equity Securities (cost: $420,529)                                        406,608
                                                                                           --------
            MONEY MARKET INSTRUMENTS (0.6%)

            MONEY MARKET FUNDS (0.6%)
2,332,200   State Street Institutional Liquid Reserves
            Fund Premier Class, 0.13%(a)(cost: $2,332)                                        2,332
                                                                                           --------

            TOTAL INVESTMENTS (COST: $422,861)                                             $408,940
                                                                                           ========


================================================================================

8  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------

                                       (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
     Commodity-Related Exchange-
        Traded Funds                    $ 34,168                   $-               $-     $ 34,168
     Domestic Exchange-
        Traded Funds                     196,012                    -                -      196,012
     Fixed-Income Exchange-
        Traded Funds                     140,142                    -                -      140,142
     International Exchange-
        Traded Funds                      36,286                    -                -       36,286

Money Market Instruments:
  Money Market Funds                       2,332                    -                -        2,332
---------------------------------------------------------------------------------------------------
Total                                   $408,940                   $-               $-     $408,940
---------------------------------------------------------------------------------------------------

For the period of August 7, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at September 30, 2015.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   REIT  Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at September 30, 2015.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

10  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $422,861)             $408,940
   Receivables:
       Capital shares sold:
           Affiliated transactions (Note 6)                                        54
       Dividends and interest                                                     288
       Securities sold                                                          5,696
                                                                             --------
           Total assets                                                       414,978
                                                                             --------
LIABILITIES
   Payables:
      Securities purchased                                                      4,755
      Bank overdraft                                                                4
   Accrued management fees                                                        156
   Other accrued expenses and payables                                             24
                                                                             --------
           Total liabilities                                                    4,939
                                                                             --------
              Net assets applicable to capital shares outstanding            $410,039
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $424,877
   Accumulated undistributed net investment income                              1,915
   Accumulated net realized loss on investments                                (2,832)
   Net unrealized depreciation of investments                                 (13,921)
                                                                             --------
              Net assets applicable to capital shares outstanding            $410,039
                                                                             ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             43,123
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   9.51
                                                                             ========
See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Period ended September 30, 2015* (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                 $  2,174
   Interest                                                                         7
                                                                             --------
       Total income                                                             2,181
                                                                             --------
EXPENSES
   Management fees                                                                198
   Administration and servicing fees                                               20
   Transfer agent's fees                                                           20
   Custody and accounting fees                                                      8
   Shareholder reporting fees                                                       1
   Trustees' fees                                                                   3
   Registration fees                                                                3
   Professional fees                                                               11
   Other                                                                            2
                                                                             --------
            Total expenses                                                        266
                                                                             --------
NET INVESTMENT INCOME                                                           1,915
                                                                             --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                           (2,832)
   Change in net unrealized appreciation/(depreciation)                       (13,921)
                                                                             --------
            Net realized and unrealized loss                                  (16,753)
                                                                             --------
   Decrease in net assets resulting from operations                          $(14,838)
                                                                             ========

*Fund commenced operations on August 7, 2015.

See accompanying notes to financial statements.

================================================================================

12  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Period ended September 30, 2015* (unaudited)

-------------------------------------------------------------------------------------
                                                                            9/30/2015
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $  1,915
   Net realized loss on investments                                            (2,832)
   Change in net unrealized appreciation/(depreciation)
       of investments                                                         (13,921)
                                                                             --------
       Decrease in net assets resulting from operations                       (14,838)
                                                                             --------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                  424,877
   Reinvested dividends                                                             -
   Cost of shares redeemed                                                          -
                                                                             --------
       Increase in net assets from capital share transactions                 424,877
                                                                             --------
   Net increase in net assets                                                 410,039

NET ASSETS
   Beginning of period                                                              -
                                                                             --------
   End of period                                                             $410,039
                                                                             ========
Accumulated undistributed net investment income:
   End of period                                                             $  1,915
                                                                             ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 43,123
   Shares issued for dividends reinvested                                           -
   Shared redeemed                                                                  -
                                                                             --------
       Increase in shares outstanding                                          43,123
                                                                             ========

*Fund commenced operations on August 7, 2015.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Target Managed Allocation Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum total return, primarily through capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA funds participating in a fund-of-funds investment strategy or other persons or legal entities that the Fund may approve from time to time. The Fund commenced operations on August 7, 2015.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

14  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

16  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the period ended September 30, 2015, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement

================================================================================

18  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

above the $500 million, the assessed facility fee by CAPCO will be increased to
10.0 basis points.

For the period ended September 30, 2015, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law. The Fund commenced operations on August 7, 2015.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended September 30, 2015, were $474,219,000 and $50,859,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $1,181,000 and $15,102,000, respectively, resulting in net unrealized depreciation of $13,921,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment the Fund's assets, subject to the authority of and supervision by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended September 30, 2015, the Fund had no subadviser(s).

    The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $198,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the period ended September 30, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $20,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended September 30, 2015, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 7, 2016, to limit the total annual operating expenses of the Fund to 0.70% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through August 7, 2016, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2015, the Fund did not incur reimbursable expenses.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are

================================================================================

20  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

    accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the period ended September 30, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $20,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Fund offers its shares for investment by other USAA funds and is one of 20 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At September 30, 2015, the Fund recorded a receivable for capital shares sold of $54,000. At September 30, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income                                            3.0
USAA Target Retirement 2020                                              9.2
USAA Target Retirement 2030                                             29.2
USAA Target Retirement 2040                                             36.5
USAA Target Retirement 2050                                             20.6
USAA Target Retirement 2060                                              1.5

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:

                                                               PERIOD ENDED
                                                               SEPTEMBER 30,
                                                                   2015***
                                                               -------------
Net asset value at beginning of period                            $  10.00
                                                                  --------
Income (loss) from investment operations:
 Net investment income                                                 .08(a)
 Net realized and unrealized loss                                     (.57)(a)
                                                                  --------
Total from investment operations                                      (.49)
                                                                  --------
Net asset value at end of period                                  $   9.51
                                                                  ========
Total return (%)*                                                    (4.90)
Net assets at end of period (000)                                 $410,039
Ratios to average net assets:**
 Expenses (%)                                                          .65(b)
 Expenses, excluding reimbursements (%)                                .65(b)
 Net investment income (%)                                            4.65(b)
Portfolio turnover (%)                                                  48

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended September 30, 2015, average net assets were
    $273,915,000.
*** The Fund commenced operations on August 7, 2015.
(a) Calculated using average shares. For the period ended September 30, 2015, average shares were 24,418,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

22  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period of the Fund's inception date of August 7, 2015, and held for the entire period ended September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                 BEGINNING            ENDING           DURING PERIOD*
                               ACCOUNT VALUE      ACCOUNT VALUE       AUGUST 7, 2015 -
                               AUGUST 7, 2015   SEPTEMBER 30, 2015   SEPTEMBER 30, 2015
                              ----------------------------------------------------------
Actual                           $1,000.00          $  951.00               $0.95

Hypothetical
 (5% return before expenses)      1,000.00           1,006.54                0.98

*Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 55 days/366 days (to reflect the current period beginning with the Fund's inception date.). The Fund's actual ending account value is based on its actual total return of (4.90)% for the period of August 7, 2015, through September 30, 2015.

================================================================================

24  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) of the USAA Mutual Funds Trust (Trust) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), considered and approved the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) materials describing the proposed investment objective and proposed investment strategies of the Fund; (ii) information regarding the Fund's proposed advisory fee and anticipated expense ratio; (iii) information concerning the services to be rendered to the Fund, as well as information regarding the Manager's anticipated revenues and costs of providing services to the Fund and compensation to be paid to affiliates of the Manager; and
(iv) information about the Manager's operations and personnel. The Board also noted that it previously had met with management, including the Fund's portfolio management team, at an in-person meeting held on February 19, 2015 to discuss the Fund and the Board considered that additional information regarding the Fund. Prior to voting, the Independent Trustees reviewed the proposed approval of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed approval of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed approval of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  25

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability. The Board considered the approval of the proposed Advisory Agreement at the same meeting at which it considered the renewal of the Advisory Agreement with respect to the other funds of the Trust. In approving the Advisory Agreement with respect to the Fund, the Board also considered information, as applicable to the Fund, provided by the Manager at the April 23, 2015 in-person meeting in connection with the Board's annual consideration of the renewal of the Advisory Agreement with respect to the other funds of the Trust.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services to be provided by the Manager under the proposed Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees proposed to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. The Board also took into consideration that, in

================================================================================

26  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, compliance oversight, stockholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement with respect to the other funds in the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the proposed Advisory Agreement, the Board reviewed the Fund's proposed advisory fees and anticipated total expense ratio. The Board considered the Fund's proposed advisory fees and anticipated total expense ratio as compared to a peer group of funds deemed to be comparable to the Fund by an independent third-party provider of mutual fund data. The Board noted that the Fund's proposed advisory fee was lower than the median of the peer group. In addition, the Board noted management's commitment to cap the Fund's total expense ratio for the Fund's initial year of operations in order to

================================================================================

                                                     ADVISORY AGREEMENT(S) |  27

================================================================================

keep the Fund's total expense ratio below the peer group average. The Board took into account the various services to be provided to the Fund by the Manager and its affiliates, including the high level of services expected to be received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including the Manager's undertaking to maintain an initial expense limitation for the Fund. The Board also took into account that the Fund would be priced similarly to other similar funds offered by the Manager. The Board considered that while the Fund is a new product offering from the Manager, the Manager has performed a similar investment process with other accounts and funds in the USAA complex. The Board also took into account the performance of the Manager and the Fund's portfolio managers with respect to other accounts, including other funds in the Trust.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The Board also considered profitability information related to the anticipated management revenues from the Fund. The information considered by the Board included operating profit margin for the Manager's business as a whole. In reviewing the overall anticipated profitability of the management fee to the Manager, the Board also considered the fact that affiliates will provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board noted that the Fund will be an underlying fund position in the USAA Target Retirement Funds, and that the Manager and its affiliates will receive fees from investments in the USAA Target Retirement Funds. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board took into account management's discussions of the Fund's proposed advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and

================================================================================

28  | USAA TARGET MANAGED ALLOCATION FUND

================================================================================

fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the proposed investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's proposed Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's proposed advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(iv) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                       --------------
       9800 Fredericksburg Road                                      PRSRT STD
       San Antonio, TX 78288                                        U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA      We know what it means to serve.(R)              10%

   =============================================================================
   98356-1115                                (C)2015, USAA. All rights reserved.

 [LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA VIRGINIA BOND FUND
     FUND SHARES o ADVISER SHARES
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         23

    Financial Statements                                                      25

    Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                               41

ADVISORY AGREEMENT(S)                                                         43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211759-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE VIRGINIA BOND FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA                                  [PHOTO OF JOHN C. BONNELL]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by favorable supply and demand conditions that helped offset the impact of rising interest rates. (Bond prices and interest rates move in opposite directions.) Longer-term interest rates increased during the reporting period, but they remained low by historical standards, which led state and local governments to issue debt securities. Supply increased, though many of the new issues were refunding bonds. In a bond refunding, issuers seek to reduce debt-servicing costs by calling older, high-interest debt and replacing it with new bonds that have lower coupon rates. The new supply was met with solid demand.

    Municipal bonds also performed well compared to many other asset classes, which experienced significant volatility during the final months of the reporting period. The market turbulence was driven by worries about global growth, fueled by China's economic slowdown, and shifting expectations about a potential short-term interest rate hike by the Federal Reserve (the Fed). Although risk aversion increased in the broad fixed-income market, the tax-exempt market was comparatively immune, with lower-rated municipal securities showing the strongest performance. For the reporting period overall, tax-exempt bonds outperformed both U.S. Treasuries and taxable U.S. corporate bonds, benefiting from investors' search for yield and a tax-advantaged status.

================================================================================

2  | USAA VIRGINIA BOND FUND

================================================================================

    In broad terms, municipal credit quality improved during the reporting period as the U.S. economy continued to grow, albeit slowly, and tax revenues increased accordingly. Although the budgetary and pension challenges of various state and local governments continued to make headlines, many issuers took steps to address their pension risks, in some cases proposing tax increases to address potential pension-funding shortfalls.

o HOW DID THE USAA VIRGINIA BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended September 30, 2015, the Fund Shares and Adviser Shares had a total return of 0.70% and 0.58%, respectively, versus an average return of -0.04% amongst the funds in the Lipper Virginia Municipal Debt Funds category. This compares to returns of 0.18% for the Lipper Virginia Municipal Debt Funds Index and 0.75% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 3.67% and 3.42%, respectively, compared to the Lipper category average of 3.43%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

    Given its proximity to Washington, D.C. and its dependency on government and government-related jobs, Virginia's economy is feeling the effects of federal spending cuts. However, at the end of the reporting period, its economy continued to be stronger than those of most states.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    The commonwealth has been proactive in cutting expenditures to maintain overall balance and has been able to post budget surpluses to restore financial reserves. Virginia's conservative fiscal practices are serving it well, as it remains one of the minority of states rated in the highest category by all three well-known credit-rating agencies at the end of the reporting period. Virginia is characterized by a broad-based economy, with a well-educated work force and high wealth levels, as well as a history of conservative financial management.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In managing the Fund, we continued to focus on income generation. Over the long-term, the Fund's income distribution, rather than its price appreciation, tends to account for a majority of its total return. As a result of our focus on income, the Fund generally invests in bonds in the BBB and A rated categories.

    Overall, the Fund performed well during the reporting period, benefiting from our independent research. Working with our in-house team of analysts, we strive to identify attractive opportunities for the Fund on a bond-by-bond basis. We employ fundamental analysis that emphasizes an issuer's ability and willingness to repay its debt. We use research both to recognize value and avoid potential pitfalls.

    Our analysts continuously monitor the portfolio's holdings. The Fund continues to be diversified by sector and issuer, in an attempt to limit its exposure to unexpected events. We also seek to avoid bonds that are subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA VIRGINIA BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA VIRGINIA BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USVAX)

--------------------------------------------------------------------------------
                                         9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $629.3 Million              $648.3 Million
Net Asset Value Per Share               $11.40                       $11.53

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.418                       $0.424
Dollar-Weighted Average
Portfolio Maturity(+)                 16.1 Years                   16.2 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
  3/31/15-9/30/15*           1 YEAR            5 YEARS             10 YEARS
       0.70%                  2.80%             4.40%                4.15%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 9/30/15              EXPENSE RATIO AS OF 3/31/15***
--------------------------------------------------------------------------------
            2.15%                                         0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2015

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN    +    PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              4.15%        =          4.28%         +      -0.13%
5 YEARS               4.40%        =          4.00%         +       0.40%
1 YEAR                2.80%        =          3.67%         +      -0.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2006 - SEPTEMBER 30, 2015

   [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                              CHANGE IN
                    TOTAL RETURN      DIVIDEND RETURN        SHARE PRICE
9/30/2006              4.10%               4.36%                -0.26%
9/30/2007              1.58%               4.21%                -2.63%
9/30/2008             -3.49%               4.31%                -7.80%
9/30/2009             12.03%               5.37%                 6.66%
9/30/2010              5.88%               4.52%                 1.36%
9/30/2011              4.02%               4.33%                -0.31%
9/30/2012              8.91%               4.15%                 4.76%
9/30/2013             -3.12%               3.65%                -6.77%
9/30/2014              9.91%               4.21%                 5.70%
9/30/2015              2.80%               3.67%                -0.87%

                             [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA VIRGINIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/15, and assuming Virginia state
tax rates of:                        5.75%       5.75%       5.75%      5.75%

and assuming marginal federal
tax rates of:                       28.00%      36.80%*     38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD        DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years           4.28%             6.31%       7.19%       7.42%      8.02%
5 Years            4.00%             5.89%       6.72%       6.93%      7.50%
1 Year             3.67%             5.41%       6.16%       6.36%      6.88%

To match the Fund Shares' closing 30-day SEC Yield of 2.15% on 9/30/15,

A FULLY TAXABLE INVESTMENT MUST PAY: 3.17%       3.61%       3.73%      4.03%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA VIRGINIA          LIPPER VIRGINIA
                 BARCLAYS MUNICIPAL          BOND FUND             MUNICIPAL DEBT
                     BOND INDEX               SHARES                FUNDS INDEX
09/30/05             $10,000.00             $10,000.00              $10,000.00
10/31/05               9,939.27               9,938.57                9,941.73
11/30/05               9,986.99               9,974.10                9,979.77
12/31/05              10,072.87              10,072.30               10,061.92
01/31/06              10,100.05              10,079.57               10,078.78
02/28/06              10,167.86              10,159.22               10,144.50
03/31/06              10,097.74              10,093.20               10,078.73
04/30/06              10,094.27              10,074.46               10,072.43
05/31/06              10,139.23              10,110.76               10,116.03
06/30/06              10,101.06              10,070.37               10,070.73
07/31/06              10,221.21              10,184.05               10,181.73
08/31/06              10,372.88              10,344.83               10,325.81
09/30/06              10,445.03              10,409.28               10,388.57
10/31/06              10,510.53              10,480.30               10,451.83
11/30/06              10,598.14              10,580.03               10,535.84
12/31/06              10,560.70              10,523.04               10,492.36
01/31/07              10,533.66              10,502.48               10,473.83
02/28/07              10,672.46              10,639.91               10,599.14
03/31/07              10,646.15              10,595.24               10,565.39
04/30/07              10,677.67              10,640.06               10,603.47
05/31/07              10,630.39              10,575.83               10,555.98
06/30/07              10,575.30              10,503.60               10,493.49
07/31/07              10,657.28              10,549.61               10,555.32
08/31/07              10,611.30              10,387.29               10,439.11
09/30/07              10,768.32              10,572.77               10,596.85
10/31/07              10,816.32              10,621.63               10,637.06
11/30/07              10,885.29              10,663.13               10,668.16
12/31/07              10,915.51              10,636.51               10,655.19
01/31/08              11,053.15              10,769.97               10,770.89
02/29/08              10,547.11              10,202.05               10,256.47
03/31/08              10,848.56              10,469.87               10,524.17
04/30/08              10,975.51              10,635.95               10,671.49
05/31/08              11,041.87              10,755.38               10,762.42
06/30/08              10,917.24              10,658.67               10,636.65
07/31/08              10,958.74              10,632.75               10,633.48
08/31/08              11,086.98              10,723.05               10,720.37
09/30/08              10,567.06              10,203.83               10,269.48
10/31/08              10,459.20               9,933.27               10,022.66
11/30/08              10,492.45               9,893.23                9,946.89
12/31/08              10,645.42               9,847.49                9,971.74
01/31/09              11,035.08              10,199.73               10,416.56
02/28/09              11,093.05              10,322.76               10,516.21
03/31/09              11,095.08              10,334.31               10,518.38
04/30/09              11,316.73              10,549.18               10,773.09
05/31/09              11,436.44              10,703.57               10,942.32
06/30/09              11,329.31              10,654.65               10,872.84
07/31/09              11,518.86              10,782.54               11,013.21
08/31/09              11,715.78              11,007.64               11,220.49
09/30/09              12,136.23              11,431.91               11,625.31
10/31/09              11,881.47              11,279.76               11,460.66
11/30/09              11,979.64              11,331.61               11,473.36
12/31/09              12,020.13              11,420.37               11,556.78
01/31/10              12,082.73              11,490.62               11,598.98
02/28/10              12,199.85              11,586.86               11,700.46
03/31/10              12,170.64              11,598.13               11,696.24
04/30/10              12,318.55              11,696.77               11,816.51
05/31/10              12,410.94              11,746.87               11,867.67
06/30/10              12,418.31              11,734.87               11,838.30
07/31/10              12,573.16              11,831.75               11,961.03
08/31/10              12,861.03              12,063.80               12,207.63
09/30/10              12,840.93              12,104.05               12,231.04
10/31/10              12,805.36              12,077.37               12,198.75
11/30/10              12,549.30              11,791.46               11,903.99
12/31/10              12,306.11              11,545.83               11,657.28
01/31/11              12,215.46              11,420.39               11,516.13
02/28/11              12,409.93              11,639.65               11,702.72
03/31/11              12,368.58              11,594.23               11,661.94
04/30/11              12,590.08              11,805.16               11,870.81
05/31/11              12,805.22              12,057.88               12,102.86
06/30/11              12,849.90              12,134.73               12,164.87
07/31/11              12,981.03              12,256.33               12,273.14
08/31/11              13,203.11              12,423.44               12,425.35
09/30/11              13,339.60              12,593.49               12,604.20
10/31/11              13,290.01              12,543.16               12,563.38
11/30/11              13,368.52              12,586.02               12,604.61
12/31/11              13,622.84              12,814.13               12,842.62
01/31/12              13,937.89              13,162.60               13,232.58
02/29/12              13,951.62              13,171.22               13,232.25
03/31/12              13,860.97              13,145.79               13,147.41
04/30/12              14,020.88              13,279.28               13,299.28
05/31/12              14,137.27              13,402.84               13,425.09
06/30/12              14,122.09              13,423.19               13,412.70
07/31/12              14,345.90              13,592.37               13,649.35
08/31/12              14,362.24              13,638.97               13,670.89
09/30/12              14,448.99              13,713.07               13,745.28
10/31/12              14,489.76              13,779.60               13,795.09
11/30/12              14,728.47              13,979.84               14,061.38
12/31/12              14,546.44              13,807.28               13,821.01
01/31/13              14,607.02              13,884.66               13,919.90
02/28/13              14,651.26              13,927.89               13,953.84
03/31/13              14,588.08              13,886.56               13,856.13
04/30/13              14,747.99              14,025.39               14,015.00
05/31/13              14,567.84              13,877.17               13,868.87
06/30/13              14,155.34              13,426.97               13,344.64
07/31/13              14,031.58              13,230.08               13,152.88
08/31/13              13,831.33              12,984.42               12,836.01
09/30/13              14,129.03              13,285.04               13,092.30
10/31/13              14,240.65              13,391.14               13,186.23
11/30/13              14,211.29              13,413.84               13,152.47
12/31/13              14,175.00              13,373.82               13,082.15
01/31/14              14,451.16              13,702.18               13,365.19
02/28/14              14,620.61              13,872.40               13,567.82
03/31/14              14,645.19              13,918.31               13,603.74
04/30/14              14,821.15              14,100.44               13,763.37
05/31/14              15,012.00              14,320.20               13,986.58
06/30/14              15,025.01              14,340.18               13,948.24
07/31/14              15,051.47              14,322.60               13,943.98
08/31/14              15,233.79              14,556.27               14,158.62
09/30/14              15,249.26              14,601.25               14,211.29
10/31/14              15,353.80              14,697.50               14,280.57
11/30/14              15,380.40              14,717.54               14,298.79
12/31/14              15,457.90              14,813.64               14,378.54
01/31/15              15,731.88              15,037.07               14,595.52
02/28/15              15,569.66              14,862.15               14,451.56
03/31/15              15,614.63              14,905.92               14,491.81
04/30/15              15,532.65              14,820.40               14,406.23
05/31/15              15,489.71              14,799.54               14,400.25
06/30/15              15,475.68              14,792.19               14,307.06
07/31/15              15,587.73              14,877.24               14,369.85
08/31/15              15,618.39              14,937.41               14,401.78
09/30/15              15,731.45              15,010.59               14,517.25

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

8  | USAA VIRGINIA BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                USAA VIRGINIA                    LIPPER VIRGINIA
                                  BOND FUND                       MUNICIPAL DEBT
                                   SHARES                         FUNDS AVERAGE
09/30/06                            4.25%                              3.69%
09/30/07                            4.34%                              3.74%
09/30/08                            4.87%                              4.18%
09/30/09                            4.61%                              3.89%
09/30/10                            4.29%                              3.84%
09/30/11                            4.11%                              3.90%
09/30/12                            3.82%                              3.49%
09/30/13                            4.02%                              3.56%
09/30/14                            3.81%                              3.47%
09/30/15                            3.67%                              3.43%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/06 to 9/30/15.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA VIRGINIA BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UVABX)

--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $20.7 Million               $21.0 Million
Net Asset Value Per Share               $11.40                      $11.53

LAST 12 MONTHS
Tax-Exempt Dividends Per Share          $0.389                      $0.396

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
  3/31/15-9/30/15*        1 YEAR        5 YEARS       SINCE INCEPTION 8/01/10
      0.58%                2.64%         4.16%                 4.47%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 9/30/15            EXPENSE RATIO AS OF 3/31/15 ***
--------------------------------------------------------------------------------
                1.92%                                      0.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.92% on 9/30/15, and assuming Virginia state tax
rates of:                              5.75%       5.75%      5.75%      5.75%

and assuming marginal federal
tax rates of:                         28.00%      36.80%*    38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:   2.83%       3.22%      3.33%      3.60%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2014 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA VIRGINIA           BARCLAYS            LIPPER VIRGINIA
                      BOND FUND             MUNICIPAL            MUNICIPAL DEBT
                   ADVISER SHARES          BOND INDEX             FUNDS INDEX
07/31/10             $10,000.00            $10,000.00             $10,000.00
08/31/10              10,192.19             10,228.95              10,206.18
09/30/10              10,222.70             10,212.97              10,225.75
10/31/10              10,196.69             10,184.68              10,198.75
11/30/10               9,952.02              9,981.03               9,952.32
12/31/10               9,741.82              9,787.61               9,746.05
01/31/11               9,633.52              9,715.50               9,628.05
02/28/11               9,816.40              9,870.17               9,784.05
03/31/11               9,766.84              9,837.28               9,749.95
04/30/11               9,952.12             10,013.45               9,924.57
05/31/11              10,163.27             10,184.57              10,118.58
06/30/11              10,226.11             10,220.10              10,170.42
07/31/11              10,317.16             10,324.40              10,260.95
08/31/11              10,465.37             10,501.03              10,388.20
09/30/11              10,606.52             10,609.58              10,537.72
10/31/11              10,562.58             10,570.14              10,503.59
11/30/11              10,597.09             10,632.58              10,538.07
12/31/11              10,777.74             10,834.86              10,737.06
01/31/12              11,079.06             11,085.43              11,063.08
02/29/12              11,084.08             11,096.35              11,062.80
03/31/12              11,059.90             11,024.25              10,991.87
04/30/12              11,160.75             11,151.44              11,118.85
05/31/12              11,272.50             11,244.01              11,224.02
06/30/12              11,287.75             11,231.93              11,213.67
07/31/12              11,428.16             11,409.94              11,411.52
08/31/12              11,455.60             11,422.94              11,429.52
09/30/12              11,526.22             11,491.93              11,491.72
10/31/12              11,570.41             11,524.36              11,533.37
11/30/12              11,736.71             11,714.22              11,755.99
12/31/12              11,589.94             11,569.44              11,555.03
01/31/13              11,664.31             11,617.62              11,637.71
02/28/13              11,688.99             11,652.81              11,666.09
03/31/13              11,662.23             11,602.56              11,584.40
04/30/13              11,776.88             11,729.74              11,717.22
05/31/13              11,650.37             11,586.46              11,595.05
06/30/13              11,270.46             11,258.38              11,156.77
07/31/13              11,103.25             11,159.95              10,996.45
08/31/13              10,895.31             11,000.68              10,731.53
09/30/13              11,135.56             11,237.45              10,945.79
10/31/13              11,232.88             11,326.23              11,024.33
11/30/13              11,249.95             11,302.88              10,996.10
12/31/13              11,214.46             11,274.02              10,937.31
01/31/14              11,477.65             11,493.66              11,173.95
02/28/14              11,618.75             11,628.43              11,343.36
03/31/14              11,665.55             11,647.98              11,373.39
04/30/14              11,805.90             11,787.93              11,506.85
05/31/14              11,988.11             11,939.72              11,693.46
06/30/14              12,002.50             11,950.07              11,661.40
07/31/14              11,995.70             11,971.12              11,657.85
08/31/14              12,188.98             12,116.12              11,837.29
09/30/14              12,213.54             12,128.43              11,881.33
10/31/14              12,302.10             12,211.57              11,939.25
11/30/14              12,316.47             12,232.73              11,954.48
12/31/14              12,383.75             12,294.37              12,021.16
01/31/15              12,568.27             12,512.28              12,202.56
02/28/15              12,430.24             12,383.26              12,082.20
03/31/15              12,463.43             12,419.02              12,115.85
04/30/15              12,389.50             12,353.82              12,044.30
05/31/15              12,369.54             12,319.66              12,039.31
06/30/15              12,350.10             12,308.51              11,961.40
07/31/15              12,429.45             12,397.63              12,013.89
08/31/15              12,477.06             12,422.01              12,040.58
09/30/15              12,535.74             12,511.93              12,137.12

                                   [END CHART]

                       Data from 7/31/10 through 9/30/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Barclays Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes, except that the Lipper index reflects the fees and expenses of the underlying funds included in the index.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA VIRGINIA                 LIPPER VIRGINIA
                                BOND FUND                    MUNICIPAL DEBT
                             ADVISER SHARES                  FUNDS AVERAGE
09/30/11                          3.84%                          3.90%
09/30/12                          3.62%                          3.49%
09/30/13                          3.83%                          3.56%
09/30/14                          3.60%                          3.47%
09/30/15                          3.42%                          3.43%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/15.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                           o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Hospital ...............................................................   20.9%
Education ..............................................................   14.9%
Escrowed Bonds .........................................................   11.7%
Appropriated Debt ......................................................   11.4%
Nursing/CCRC ...........................................................    7.4%
Water/Sewer Utility ....................................................    6.6%
Airport/Port ...........................................................    5.4%
Toll Roads .............................................................    5.0%
General Obligation .....................................................    3.1%
Multifamily Housing ....................................................    2.4%

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 9/30/15 o

                          [PIE CHART OF PORTFOLIO MIX]

AAA                                                                        22.0%
AA                                                                         48.4%
A                                                                          10.6%
BBB                                                                        10.8%
BELOW INVESTMENT-GRADE                                                      1.7%
UNRATED                                                                     6.5%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-22.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA   Economic Development Authority
    IDA   Industrial Development Authority/Agency
    MTA   Metropolitan Transportation Authority
    PRE   Prerefunded to a date prior to maturity

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE              MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (97.3%)

              VIRGINIA (87.7%)
$    2,500    Albemarle County IDA                                    5.00%              1/01/2031           $    2,534
     1,000    Alexandria IDA                                          4.75               1/01/2036                1,080
     2,000    Amherst IDA                                             5.00               9/01/2026                1,893
     2,000    Amherst IDA                                             4.75               9/01/2030                1,794
    15,000    Arlington County IDA                                    5.00               7/01/2031               16,515
       715    Bedford County EDA (INS)                                5.25               5/01/2031                  732
     2,615    Capital Region Airport Commission (INS)                 5.00               7/01/2031                2,836
     5,000    Chesapeake Bay Bridge and Tunnel District               5.50               7/01/2025                5,950
     6,520    Chesapeake, 4.75%, 7/15/2023                            4.65(a)            7/15/2032                4,948
     3,000    Chesapeake, 4.88%, 7/15/2023                            4.88(a)            7/15/2040                2,156
     5,000    College Building Auth.                                  5.00               6/01/2029                5,011
     2,725    College Building Auth.                                  5.00               9/01/2031                3,216
     5,615    College Building Auth.                                  5.00               9/01/2032                6,598
     6,380    College Building Auth.                                  5.00               9/01/2033                7,470
    10,000    College Building Auth.                                  5.00               3/01/2034               11,258
     8,000    College Building Auth.                                  4.00               2/01/2035                8,348
     3,290    College Building Auth. (PRE)                            5.00               6/01/2036                3,395
    11,710    College Building Auth.                                  5.00               6/01/2036               11,715
     2,540    College Building Auth.                                  5.00               3/01/2041                2,859
     7,100    Fairfax County EDA                                      5.00              10/01/2027                7,432
     2,000    Fairfax County EDA                                      5.00              10/01/2029                2,378
     2,000    Fairfax County EDA                                      5.00              10/01/2030                2,360
     2,000    Fairfax County EDA                                      5.00              10/01/2031                2,348
     1,500    Fairfax County EDA                                      5.00              10/01/2032                1,753
     1,500    Fairfax County EDA                                      5.00              12/01/2032                1,561
     2,200    Fairfax County EDA                                      5.00              10/01/2033                2,562
     2,000    Fairfax County EDA                                      5.00              10/01/2034                2,320
     5,750    Fairfax County EDA                                      4.88              10/01/2036                5,818
     7,500    Fairfax County EDA                                      5.13              10/01/2037                7,812
     2,800    Fairfax County EDA                                      5.00              12/01/2042                2,873
     1,500    Fairfax County IDA                                      5.25               5/15/2026                1,697
    14,000    Fairfax County IDA                                      5.00               5/15/2037               15,644
     1,000    Fairfax County IDA                                      4.00               5/15/2042                1,018
     6,900    Fairfax County IDA                                      4.00               5/15/2044                7,072
     5,770    Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/03/2007;
                cost $5,630(b),(c)                                    5.45               3/01/2036                1,443
     1,000    Fauquier County IDA (PRE)                               5.00              10/01/2027                1,087
     8,825    Fauquier County IDA (PRE)                               5.25              10/01/2037                9,636

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE              MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    6,195    Frederick County IDA (INS) (PRE)                        4.75%              6/15/2036           $    6,394
     1,500    Greater Richmond Convention Center Auth.                5.00               6/15/2032                1,733
     3,340    Hampton Roads Sanitation District (PRE)                 5.00               4/01/2033                3,694
     5,660    Hampton Roads Sanitation District                       5.00               4/01/2033                6,143
     2,795    Hanover County EDA                                      4.50               7/01/2030                2,838
     1,100    Hanover County EDA                                      4.50               7/01/2032                1,111
     2,000    Hanover County EDA                                      5.00               7/01/2042                2,058
     5,285    Hanover County IDA (INS)                                6.38               8/15/2018                5,637
     2,000    Harrisonburg IDA (INS)                                  5.00               8/15/2031                2,064
    10,000    Harrisonburg IDA (INS)                                  4.50               8/15/2039               10,093
     1,200    Henrico County EDA                                      5.00               6/01/2024                1,335
       140    Henrico County EDA                                      4.25               6/01/2026                  146
     2,105    Henrico County EDA                                      5.00              11/01/2030                2,353
     2,500    Henrico County EDA                                      4.00              10/01/2035                2,498
    10,000    Henrico County Water & Sewer (PRE)                      5.00               5/01/2036               10,283
     3,175    Housing Dev. Auth.                                      4.50              10/01/2036                3,329
     5,000    Housing Dev. Auth.                                      4.80               7/01/2038                5,340
     5,000    Housing Dev. Auth.                                      5.10              10/01/2038                5,432
     4,105    Housing Dev. Auth.                                      4.50               1/01/2039                4,112
     4,480    Housing Dev. Auth.                                      4.60               9/01/2040                4,612
     1,539    Lewistown Commerce Center Community Dev. Auth.          6.05               3/01/2044                1,330
       751    Lewistown Commerce Center Community Dev. Auth.          6.05               3/01/2044                  734
     2,435    Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/2007; cost $2,436(b)                   6.05               3/01/2054                  122
     5,000    Lexington IDA                                           5.00              12/01/2036                5,537
     2,000    Lexington IDA                                           5.00               1/01/2043                2,205
     1,135    Loudoun County EDA                                      5.00              12/01/2031                1,324
       800    Loudoun County EDA                                      5.00              12/01/2032                  929
       775    Loudoun County EDA                                      5.00              12/01/2033                  898
       805    Loudoun County EDA                                      5.00              12/01/2034                  929
     5,000    Lynchburg                                               4.00               6/01/2044                5,133
     3,000    Lynchburg EDA                                           5.00               9/01/2043                3,200
     3,532    Marquis Community Dev. Auth.,
                acquired 3/01/2012; cost $2,926(b),(d)                5.63               9/01/2041                3,186
     5,389    Marquis Community Dev. Auth.,
                acquired 3/01/2012; cost $468(b),(d)                  5.63(e)            9/01/2041                  742
     5,000    Montgomery County EDA                                   5.00               6/01/2035                5,625
     5,500    Montgomery County IDA                                   5.00               2/01/2029                5,920
     4,200    Newport News EDA (PRE)                                  5.00               7/01/2031                4,350
     1,045    Newport News EDA                                        5.00               7/01/2031                1,075
     1,000    Norfolk EDA                                             5.00              11/01/2030                1,118
     3,500    Norfolk EDA                                             5.00              11/01/2043                3,878
     1,585    Norfolk Redevelopment and Housing Auth.                 5.50              11/01/2019                1,592
     4,963    Peninsula Town Center Community Dev. Auth.              6.45               9/01/2037                5,238

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE              MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    3,000    Port Auth.                                              5.00%              7/01/2030           $    3,347
    10,000    Port Auth.                                              5.00               7/01/2040               11,095
     1,000    Portsmouth                                              5.00               2/01/2033                1,146
     2,815    Powhatan County EDA (INS) (PRE)                         5.00               3/15/2032                2,999
     1,620    Prince William County (INS) (PRE)                       5.00               9/01/2024                1,690
     3,370    Prince William County IDA                               4.88               1/01/2020                3,389
     8,000    Prince William County IDA                               5.13               1/01/2026                8,030
     1,705    Prince William County IDA                               5.50               9/01/2031                1,949
     2,000    Prince William County IDA                               5.50               9/01/2031                2,275
     1,000    Prince William County IDA                               5.50               9/01/2034                1,163
    10,000    Prince William County IDA                               5.00              11/01/2046               10,882
    10,000    Public School Auth.                                     5.00               8/01/2024               12,349
     4,000    Radford IDA (NBGA)                                      3.50               9/15/2029                4,099
     5,310    Rappahannock Regional Jail Auth. (INS) (PRE)            4.75              12/01/2031                5,515
     2,340    Rappahannock Regional Jail Auth.(f)                     5.00              10/01/2034                2,711
     1,165    Rappahannock Regional Jail Auth.(f)                     5.00              10/01/2035                1,344
     6,280    Rappahannock Regional Jail Auth. (INS) (PRE)            4.50              12/01/2036                6,483
     1,030    Resources Auth.                                         5.00              11/01/2032                1,192
     1,685    Resources Auth. (PRE)                                   4.75              11/01/2035                1,692
     2,260    Resources Auth. (PRE)                                   4.75              11/01/2035                2,269
     2,000    Resources Auth.                                         4.38              11/01/2036                2,024
     1,435    Resources Auth.                                         5.00              11/01/2040                1,632
     7,310    Resources Auth.                                         4.00              11/01/2041                7,496
     2,500    Richmond Public Utility (INS)                           4.50               1/15/2033                2,597
     2,000    Richmond Public Utility                                 5.00               1/15/2035                2,200
     6,000    Richmond Public Utility                                 5.00               1/15/2038                6,814
     4,500    Richmond Public Utility                                 5.00               1/15/2040                4,947
     5,120    Roanoke County EDA (INS) (PRE)                          5.00              10/15/2027                5,760
     2,850    Roanoke County EDA (INS) (PRE)                          5.00              10/15/2032                3,206
     1,150    Roanoke County EDA                                      5.00               7/01/2033                1,267
     4,285    Roanoke County EDA (INS) (PRE)                          5.13              10/15/2037                4,837
       110    Roanoke County EDA (INS) (PRE)                          5.00               7/01/2038                  129
     6,890    Roanoke County EDA (INS)                                5.00               7/01/2038                7,534
       420    Small Business Financing Auth.                          5.00               4/01/2025                  473
       185    Small Business Financing Auth.                          5.25               4/01/2026                  209
     1,500    Small Business Financing Auth.                          5.25               9/01/2027                1,567
       855    Small Business Financing Auth.                          5.50               4/01/2028                  979
       750    Small Business Financing Auth.                          5.50               4/01/2033                  851
    15,000    Small Business Financing Auth.                          5.25               9/01/2037               15,535
    11,945    Small Business Financing Auth.                          5.00              11/01/2040               13,242
     4,000    Southampton County IDA                                  5.00               4/01/2025                4,084
     1,645    Stafford County and City of Stauton IDA (INS) (PRE)     5.25               8/01/2031                1,713
     5,755    Stafford County and City of Stauton IDA (INS) (PRE)     5.25               8/01/2031                5,994
    13,470    Stafford County and City of Stauton IDA (PRE)           5.25               8/01/2036               14,029

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE              MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    2,685    Stafford County and City of Stauton IDA (INS)           5.25%              8/01/2036           $    2,722
    10,000    Tobacco Settlement Financing Corp.                      5.00               6/01/2047                7,341
     6,315    Univ. Health System Auth.                               4.75               7/01/2036                6,794
     3,000    Univ. Health System Auth.                               4.75               7/01/2041                3,211
     4,405    Univ. of Virginia                                       5.00               6/01/2037                5,099
     5,000    Univ. of Virginia                                       4.00               4/01/2045                5,225
     5,000    Upper Occoquan Sewage Auth.                             4.00               7/01/2039                5,234
     5,000    Upper Occoquan Sewage Auth. (PRE)                       5.00               7/01/2041                5,386
     1,795    Virginia Beach Dev. Auth.                               5.00               5/01/2029                2,113
     2,165    Washington County IDA                                   5.25               8/01/2030                2,417
     2,160    Washington County IDA                                   5.50               8/01/2040                2,426
     3,185    Watkins Centre Community Dev. Auth.                     5.40               3/01/2020                3,209
     3,250    Winchester EDA                                          5.00               1/01/2044                3,576
     3,250    Winchester EDA                                          5.00               1/01/2044                3,586
     3,000    Winchester IDA (PRE)                                    5.63               1/01/2044                3,452
                                                                                                             ----------
                                                                                                                569,921
                                                                                                             ----------
              DISTRICT OF COLUMBIA (5.8%)
     2,825    Metropolitan Washington Airports Auth.                  5.00              10/01/2029                3,162
    12,465    Metropolitan Washington Airports Auth.                  5.00              10/01/2030               13,732
     5,500    Metropolitan Washington Airports Auth. (INS)            5.32(e)           10/01/2030                2,966
    11,230    Metropolitan Washington Airports Auth.                  5.00              10/01/2039               12,355
     4,000    Metropolitan Washington Airports Auth.                  5.00              10/01/2053                4,194
     1,000    Washington MTA                                          5.13               7/01/2032                1,128
                                                                                                             ----------
                                                                                                                 37,537
                                                                                                             ----------
              PUERTO RICO (1.0%)
     6,180    Public Improvement (PRE)                                5.25               7/01/2032                6,410
                                                                                                             ----------
              GUAM (2.5%)
     2,000    Government Business Privilege Tax                       5.00              11/15/2039                2,195
     1,500    Government Business Privilege Tax                       5.00               1/01/2042                1,607
     1,255    International Airport Auth. (INS)                       5.75              10/01/2043                1,425
       500    Power Auth.                                             5.00              10/01/2031                  552
     1,000    Power Auth.                                             5.00              10/01/2034                1,076
       750    Power Auth. (INS)                                       5.00              10/01/2039                  854
     1,000    Power Auth. (INS)                                       5.00              10/01/2044                1,132
     2,850    Waterworks Auth.                                        5.00               7/01/2035                3,118
     4,000    Waterworks Auth.                                        5.50               7/01/2043                4,490
                                                                                                             ----------
                                                                                                                 16,449
                                                                                                             ----------
              U.S. VIRGIN ISLANDS (0.3%)
     2,000    Public Finance Auth.                                    5.00              10/01/2032                2,140
                                                                                                             ----------
              Total Fixed-Rate Instruments (cost: $611,585)                                                     632,457
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE              MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
              PUT BONDS (1.3%)

              VIRGINIA (1.3%)
$    5,000    Wise County IDA                                         2.15%             10/01/2040           $    5,078
     3,000    York County EDA                                         1.88               5/01/2033                3,046
                                                                                                             ----------
                                                                                                                  8,124
                                                                                                             ----------
              Total Put Bonds (cost: $8,000)                                                                      8,124
                                                                                                             ----------

              VARIABLE-RATE DEMAND NOTES (0.8%)

              PUERTO RICO (0.8%)
     5,260    Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.)(g),(h) (cost: $5,260)      0.50               8/01/2054                5,260
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $624,845)                                                             $  645,841
                                                                                                             ==========

----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)         (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT       SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-              $632,457                $-            $632,457
Put Bonds                                          -                 8,124                 -               8,124
Variable-Rate Demand Notes                         -                 5,260                 -               5,260
----------------------------------------------------------------------------------------------------------------
Total                                             $-              $645,841                $-            $645,841
----------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through September 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2015, was $5,493,000, which represented 0.8% of the Fund's net assets.

    (c) At September 30, 2015, the issuer was in default with respect to interest and/or principal payments.

    (d) Restricted security that is not registered under the Securities Act of 1933.

    (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (f) At September 30, 2015, the aggregate market value of securities purchased on a when-issued basis was $4,055,000, of which all were when-issued.

    (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (h) At September 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $624,845)                        $645,841
   Cash                                                                                       92
   Receivables:
      Capital shares sold                                                                    869
      Interest                                                                             8,481
                                                                                        --------
         Total assets                                                                    655,283
                                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                                 4,050
      Capital shares redeemed                                                                519
      Dividends on capital shares                                                            454
   Accrued management fees                                                                   200
   Accrued transfer agent's fees                                                               5
   Other accrued expenses and payables                                                        36
                                                                                        --------
         Total liabilities                                                                 5,264
                                                                                        --------
            Net assets applicable to capital shares outstanding                         $650,019
                                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $635,730
   Undistributed net investment income                                                        30
   Accumulated net realized loss on investments                                           (6,737)
   Net unrealized appreciation of investments                                             20,996
                                                                                        --------
            Net assets applicable to capital shares outstanding                         $650,019
                                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $629,286/55,182 shares outstanding)                    $  11.40
                                                                                        ========
      Adviser Shares (net assets of $20,733/1,818 shares outstanding)                   $  11.40
                                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                      $13,780
                                                                                        -------
EXPENSES
   Management fees                                                                        1,228
   Administration and servicing fees:
      Fund Shares                                                                           475
      Adviser Shares                                                                         16
   Transfer agent's fees:
      Fund Shares                                                                            95
      Adviser Shares                                                                          4
   Distribution and service fees (Note 6D):
      Adviser Shares                                                                         26
   Custody and accounting fees:
      Fund Shares                                                                            53
      Adviser Shares                                                                          2
   Postage:
      Fund Shares                                                                             5
   Shareholder reporting fees:
      Fund Shares                                                                             8
   Trustees' fees                                                                            13
   Professional fees                                                                         40
   Other                                                                                      8
                                                                                        -------
         Total expenses                                                                   1,973
                                                                                        -------
NET INVESTMENT INCOME                                                                    11,807
                                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                        246
   Change in net unrealized appreciation/(depreciation)                                  (7,607)
                                                                                        -------
         Net realized and unrealized loss                                                (7,361)
                                                                                        -------
   Increase in net assets resulting from operations                                     $ 4,446
                                                                                        =======

See accompanying notes to financial statements.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

----------------------------------------------------------------------------------------------
                                                                     9/30/2015       3/31/2015
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $ 11,807        $ 23,661
   Net realized gain (loss) on investments                                 246          (4,465)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                    (7,607)         24,165
                                                                      ------------------------
      Increase in net assets resulting from operations                   4,446          43,361
                                                                      ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                      (11,627)        (23,031)
      Adviser Shares                                                      (360)           (581)
                                                                      ------------------------
         Distributions to shareholders                                 (11,987)        (23,612)
                                                                      ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         (11,738)         33,791
   Adviser Shares                                                          (62)          7,873
                                                                      ------------------------
      Total net increase (decrease) in net assets
         from capital share transactions                               (11,800)         41,664
                                                                      ------------------------
   Net increase (decrease) in net assets                               (19,341)         61,413

NET ASSETS
   Beginning of period                                                 669,360         607,947
                                                                      ------------------------
   End of period                                                      $650,019        $669,360
                                                                      ========================
Undistributed net investment income:
   End of period                                                      $     30        $    210
                                                                      ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund consists of two classes of shares: Virginia Bond Fund Shares (Fund Shares) and Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include fixed-rate instruments and put bonds, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,050,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended September 30, 2015, the Adviser Shares charged redemption fees in an amount less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of $2,000, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had net capital loss carryforwards of $6,982,000, for federal income tax purposes. It is unlikely that the Board will authorize a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                                CAPITAL LOSS CARRYFORWARDS
                       -----------------------------------------
                                       TAX CHARACTER
                       -----------------------------------------
                       (NO EXPIRATION)                 BALANCE
                       ---------------                ----------
                       Short-Term                     $1,027,000
                       Long-Term                       5,955,000
                                                      ----------
                       Total                          $6,982,000
                                                      ==========

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2015, were $14,772,000 and $25,333,000, respectively.

As of September 30, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2015, were $31,232,000 and $10,236,000, respectively, resulting in net unrealized appreciation of $20,996,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED                YEAR ENDED
                                       SEPTEMBER 30, 2015           MARCH 31, 2015
---------------------------------------------------------------------------------------
                                      SHARES         AMOUNT       SHARES        AMOUNT
                                      -------------------------------------------------
FUND SHARES:
Shares sold                            2,141        $ 24,391      7,210        $ 82,789
Shares issued from
  reinvested dividends                   795           9,044      1,559          17,908
Shares redeemed                       (3,973)        (45,173)    (5,836)        (66,906)
                                      -------------------------------------------------
Net increase (decrease) from
  capital share transactions          (1,037)       $(11,738)     2,933        $ 33,791
                                      =================================================
ADVISER SHARES:
Shares sold                              236        $  2,692        769        $  8,816
Shares issued from
  reinvested dividends                    23             267         35             401
Shares redeemed*                        (265)         (3,021)      (117)         (1,344)
                                      -------------------------------------------------
Net increase (decrease) from
  capital share transactions              (6)       $    (62)       687        $  7,873
                                      =================================================
*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond Fund and USAA Virginia Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2015, the Fund's effective

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $1,228,000,

================================================================================

36  | USAA VIRGINIA BOND FUND

================================================================================

    which included a performance adjustment for the Fund Shares and Adviser Shares of $184,000 and $4,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.06% and 0.04%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $475,000 and $16,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $95,000 and $4,000, respectively.

D. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $26,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2015, USAA and its affiliates owned 448,000 Adviser Shares, which represents 24.6% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA VIRGINIA BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                            ------------------------------------------------------------------------------
                                2015          2015          2014          2013          2012          2011
                            ------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  11.53      $  11.17      $  11.60      $  11.40      $  10.48      $  10.96
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .21           .43           .44           .44           .46           .46
  Net realized and
   unrealized gain (loss)       (.13)          .35          (.43)          .20           .92          (.45)
                            ------------------------------------------------------------------------------
Total from investment
 operations                      .08           .78           .01           .64          1.38           .01
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.21)         (.42)         (.44)         (.44)         (.46)         (.46)
  Realized capital gains           -             -             -             -             -          (.03)
                            ------------------------------------------------------------------------------
Total distributions             (.21)         (.42)         (.44)         (.44)         (.46)         (.49)
                            ------------------------------------------------------------------------------
Net asset value at
  end of period             $  11.40      $  11.53      $  11.17      $  11.60      $  11.40      $  10.48
                            ==============================================================================
Total return (%)*                .70          7.10           .23          5.65         13.37          (.03)
Net assets at end
  of period (000)           $629,286      $648,331      $595,246      $671,320      $628,271      $546,998
Ratios to average
  net assets:**
  Expenses (%)(a)                .60(b)        .59           .59           .57           .55           .51
  Net investment income (%)     3.62(b)       3.70          4.01          3.77          4.14          4.21
Portfolio turnover (%)             2            12             7             6             5            23

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $633,290,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS   39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                                                         PERIOD ENDED
                            SEPTEMBER 30,                     YEAR ENDED MARCH 31,                 MARCH 31,
                            ---------------------------------------------------------------------------------
                               2015          2015          2014          2013          2012           2011***
                            ---------------------------------------------------------------------------------
Net asset value at
  beginning of period       $ 11.53       $ 11.17       $ 11.60       $ 11.40        $10.47         $11.02
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .19           .40           .42           .42           .43            .27
  Net realized and
    unrealized gain (loss)     (.12)          .36          (.43)          .20           .93           (.52)
                            ------------------------------------------------------------------------------
Total from investment
  operations                    .07           .76          (.01)          .62          1.36           (.25)
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.20)         (.40)         (.42)         (.42)         (.43)          (.27)
  Realized capital gains          -             -             -             -             -           (.03)
                            ------------------------------------------------------------------------------
Total distributions            (.20)         (.40)         (.42)         (.42)         (.43)          (.30)
                            ------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests       .00(d)          -             -             -             -              -
                            ------------------------------------------------------------------------------
Net asset value at
  end of period             $ 11.40       $ 11.53       $ 11.17       $ 11.60        $11.40         $10.47
                            ==============================================================================
Total return (%)*               .58          6.84           .03          5.46         13.23          (2.33)
Net assets at end
  of period (000)           $20,733       $21,029       $12,701       $11,912        $7,028         $4,691
Ratios to average
  net assets:**
  Expenses (%)(a)               .83(b)        .84(c)        .79           .76           .78            .86(b)
  Expenses, excluding
    reimbursements (%)(a)       .83(b)        .84           .79           .76           .78            .86(b)
  Net investment income (%)    3.38(b)       3.44          3.80          3.57          3.90           3.84(b)
Portfolio turnover (%)            2            12             7             6             5             23

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $20,952,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to August 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares' average net assets.
(d) Represents less than $0.01 per share.

================================================================================

40  | USAA VIRGINIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                          EXPENSE EXAMPLE |  41

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                 BEGINNING           ENDING           DURING PERIOD*
                               ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2015 -
                               APRIL 1, 2015   SEPTEMBER 30, 2015   SEPTEMBER 30, 2015
                               -------------------------------------------------------
FUND SHARES
Actual                           $1,000.00         $1,007.00              $3.01

Hypothetical
 (5% return before expenses)      1,000.00          1,022.00               3.03

ADVISER SHARES
Actual                            1,000.00          1,005.80               4.16

Hypothetical
 (5% return before expenses)      1,000.00          1,020.85               4.19

*Expenses are equal to the annualized expense ratio of 0.60% for Fund Shares and 0.83% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.70% for Fund Shares and 0.58% for Adviser Shares for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

42  | USAA VIRGINIA BOND FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

================================================================================

44  | USAA VIRGINIA BOND FUND

================================================================================

current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

provided by the Manager. The Board took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2014, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive

================================================================================

46  | USAA VIRGINIA BOND FUND

================================================================================

reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39604-1115                                (C)2015, USAA. All rights reserved.

  [LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

 ========================================================

     SEMIANNUAL REPORT
     USAA VIRGINIA MONEY MARKET FUND
     SEPTEMBER 30, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...THE EVENTS THAT OCCURRED DURING THE
REPORTING PERIOD ARE A HELPFUL REMINDER             [PHOTO OF BROOKS ENGLEHARDT]
THAT VOLATILITY IS TO BE EXPECTED FROM
TIME TO TIME AND IS NORMAL MARKET BEHAVIOR."

--------------------------------------------------------------------------------

NOVEMBER 2015

The financial markets remained relatively stable--at least in historical terms-- during the first four months of the reporting period ended September 30, 2015. In July 2015, market turbulence increased, fueled by events in China. Investor worries about China's slow economic growth triggered a fall in the Chinese A-share market, which in turn weakened many other global markets. (The A-share market is composed of China-based stocks denominated in the Chinese currency, renminbi.) Volatility increased in mid-August 2015, as China's unexpected devaluation of the renminbi sparked a global sell-off in riskier asset classes.

In our view, the devaluation of the renminbi added to existing concerns about fragile global growth. Although the U.S. economy continued to expand, it appeared to be stuck in a slow-growth rut. Elsewhere, economic weakness led many global central banks to cut interest rates and increase monetary stimulus to support their faltering economies. A drop in commodities prices also was a cause for concern. China's economic slowdown weakened demand for most commodities, such as industrial metals, pushing their prices to multi-year lows. Low commodities prices are a challenge for commodity producers, who have seen a decline in revenues--forcing many to cut production and lay off employees.

The China-fueled market volatility boosted investor risk aversion, driving a flight to the perceived safety of U.S. Treasuries. After reaching highs for the reporting period in June 2015, longer-term interest rates fell during July and August 2015. Bond prices, which move in the opposite direction of interest rates, generally declined. However, municipal bonds performed well. We are pleased to say that in this environment, and during the reporting period as a whole, USAA's tax-exempt bond funds provided positive returns, benefiting from our focus on income and commitment to independent research.

In spite of their decline during July and August 2015, longer-term interest rates ended the reporting period higher than they began, largely because they rose significantly in May and June 2015 amid speculation of a potential short-term interest rate hike by the Federal Reserve (the Fed). Ultimately, however, the Fed

================================================================================

================================================================================

left interest rates unchanged, noting after its September 2015 policy meeting that it would continue to hold the federal funds target interest rate near zero, largely due to global growth concerns. Although Fed Chair Janet Yellin later indicated that an interest rate hike was still possible in 2015, we don't believe that whether the first interest rate move comes in December 2015 or in early 2016 is significant. What matters is how fast the Fed raises interest rates when it decides to do so in its desire to return U.S. monetary policy to a more normal state. In our opinion, the Fed is not inclined to increase interest rates rapidly, perhaps because there is no pressing reason to do so, such as a higher rate of inflation.

Consequently, the USAA Tax-Exempt Money Market Fund continues to yield almost zero. And once the Fed begins to raise short-term interest rates, it will take some time for money market yields to rise in a meaningful way.

In this environment, we expect to see continued volatility--at least in the near future--in the financial markets. It's been several years since we've seen this kind of market turbulence, so the events that occurred during the reporting period are a helpful reminder that volatility is to be expected from time to time and is normal market behavior. Long-term investors should not make hasty portfolio decisions based on market turmoil, rather they should make decisions based on their long-term objectives, time horizon, and tolerance for risk.

In the months ahead, we will stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. On behalf of everyone at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers, and affiliates.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        13

    Financial Statements                                                     14

    Notes to Financial Statements                                            17

EXPENSE EXAMPLE                                                              25

ADVISORY AGREEMENT(S)                                                        27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

211760-1115

================================================================================

================================================================================

FUND OBJECTIVE

THE VIRGINIA MONEY MARKET FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, call (800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN
USAA Asset Management Company                        [PHOTO OF DALE R. HOFFMANN]

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Despite the expectations of some market participants, the Federal Reserve (the Fed) did not raise short-term interest rates during the reporting period. Instead, Fed officials continued to hold the federal funds target rate between 0% and 0.25% and reiterated that any future interest rate increase would be data dependent. Near the end of the reporting period, Fed Chair Janet Yellen noted that an interest rate increase could potentially come later in 2015 based on the Fed's inflation expectations and other factors.

    As a result of the Fed's ongoing commitment to maintaining low interest rates, yields on tax-exempt money market funds stayed at or near zero throughout the reporting period. Accordingly, money market funds provided very low absolute yields, though investors continued to rely on them for the safety and liquidity they offer.

    The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), remained in a narrow range, starting the reporting period at 0.02%, rising to a high of 0.11% on April 29, 2015, amidst tax season-related redemptions, and ending the reporting period by revisiting its all-time low of 0.02%.

    The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee.

================================================================================

2  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

o HOW DID THE USAA VIRGINIA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended September 30, 2015, the Fund had a total return of 0.01%*, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

    Given its proximity to Washington, D.C. and its dependency on government and government-related jobs, Virginia's economy is feeling the effects of federal spending cuts. However, at the end of the reporting period, its economy continued to be stronger than those of most states. The commonwealth has been proactive in cutting expenditures to maintain overall balance and has been able to post budget surpluses to restore financial reserves. Virginia's conservative fiscal practices are serving it well, as it remains one of the minority of states rated in the highest category by all three well-known credit-rating agencies at the end of the reporting period. Virginia is characterized by a broad-based economy, with a well-educated work force and high wealth levels, as well as a history of conservative financial management.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    During the reporting period, we focused the majority of the Fund's investments on VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days or less notice. Moreover, they offer the Fund

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   *Represents actual total return of 0.005%.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    a certain degree of safety; many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    Also during the reporting period, we sought to enhance the Fund's yield by investing in securities with longer maturities. However, because interest rates remained near historic lows, these holdings did not significantly increase the Fund's yield. We relied on our in-house team of analysts to help us identify attractive opportunities for the Fund. They continuously analyze and monitor the holdings in the portfolio.

    We appreciate the opportunity to help you with your investment needs.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o VRDNs are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary. o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA VIRGINIA MONEY MARKET FUND (THE FUND)
(Ticker Symbol: UVAXX)

--------------------------------------------------------------------------------
                                        9/30/15                    3/31/15
--------------------------------------------------------------------------------
Net Assets                           $168.1 Million              $184.4 Million
Net Asset Value Per Share                $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                   6 Days                      9 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/15
--------------------------------------------------------------------------------
    3/31/15-9/30/15*            1 YEAR            5 YEARS            10 YEARS

        0.01%***                 0.01%             0.02%              0.93%


--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/15
--------------------------------------------------------------------------------

    UNSUBSIDIZED                 -0.97%           SUBSIDIZED           0.01%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 3/31/15**
--------------------------------------------------------------------------------

                                      0.66%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2015, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

***Represents actual total return of 0.005%.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                              USAA VIRGINIA
                  iMoneyNet AVERAGE          MONEY MARKET FUND
 9/29/2014                0.01%                   0.01%
10/27/2014                0.01%                   0.01%
11/24/2014                0.01%                   0.01%
12/29/2014                0.01%                   0.01%
 1/26/2015                0.01%                   0.01%
 2/23/2015                0.01%                   0.01%
 3/30/2015                0.01%                   0.01%
 4/27/2015                0.01%                   0.01%
 5/26/2015                0.01%                   0.01%
 6/29/2015                0.01%                   0.01%
 7/27/2015                0.01%                   0.01%
 8/31/2015                0.01%                   0.01%
 9/28/2015                0.01%                   0.01%

                           [END CHART]

       Data represents the last Monday of each month. Ending date 9/28/15.

The graph tracks the USAA Virginia Money Market Fund's seven-day yield against an average of money market fund yields of all state-specific retail state tax-free and municipal money funds, calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/15 o
                                (% of Net Assets)

Education .................................................................. 24.2%
Hospital ................................................................... 22.7%
Airport/Port ............................................................... 12.8%
Miscellaneous ..............................................................  9.2%
Health Miscellaneous .......................................................  8.6%
Water/Sewer Utility ........................................................  4.9%
Nursing/CCRC ...............................................................  4.6%
Special Assessment/Tax/Fee .................................................  3.8%
Multifamily Housing ........................................................  2.9%
Community Service ..........................................................  2.5%

                           o PORTFOLIO MIX - 9/30/15 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                  100.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-12.

===============================================================================

                                                       INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                   USAA VIRGINIA MONEY MARKET FUND
09/30/05                     $10,000.00
10/31/05                      10,017.33
11/30/05                      10,037.09
12/31/05                      10,060.83
01/31/06                      10,081.00
02/28/06                      10,101.79
03/31/06                      10,126.03
04/30/06                      10,148.70
05/31/06                      10,174.40
06/30/06                      10,202.26
07/31/06                      10,227.06
08/31/06                      10,253.33
09/30/06                      10,279.65
10/31/06                      10,304.93
11/30/06                      10,330.74
12/31/06                      10,359.84
01/31/07                      10,384.98
02/28/07                      10,409.70
03/31/07                      10,437.55
04/30/07                      10,464.30
05/31/07                      10,494.10
06/30/07                      10,522.95
07/31/07                      10,550.02
08/31/07                      10,581.74
09/30/07                      10,607.85
10/31/07                      10,635.86
11/30/07                      10,664.35
12/31/07                      10,690.63
01/31/08                      10,714.47
02/29/08                      10,733.73
03/31/08                      10,756.36
04/30/08                      10,774.37
05/31/08                      10,793.65
06/30/08                      10,807.88
07/31/08                      10,821.45
08/31/08                      10,836.76
09/30/08                      10,864.74
10/31/08                      10,896.55
11/30/08                      10,906.35
12/31/08                      10,918.33
01/31/09                      10,921.79
02/28/09                      10,925.40
03/31/09                      10,929.51
04/30/09                      10,933.23
05/31/09                      10,938.44
06/30/09                      10,942.76
07/31/09                      10,946.74
08/31/09                      10,949.71
09/30/09                      10,951.00
10/31/09                      10,951.27
11/30/09                      10,951.34
12/31/09                      10,953.19
01/31/10                      10,953.28
02/28/10                      10,953.36
03/31/10                      10,953.46
04/30/10                      10,953.55
05/31/10                      10,953.64
06/30/10                      10,953.73
07/31/10                      10,953.83
08/31/10                      10,953.92
09/30/10                      10,954.01
10/31/10                      10,954.10
11/30/10                      10,954.19
12/31/10                      10,954.50
01/31/11                      10,954.59
02/28/11                      10,954.67
03/31/11                      10,954.77
04/30/11                      10,954.86
05/31/11                      10,954.95
06/30/11                      10,955.04
07/31/11                      10,955.13
08/31/11                      10,955.22
09/30/11                      10,955.32
10/31/11                      10,955.41
11/30/11                      10,955.50
12/31/11                      10,955.59
01/31/12                      10,956.83
02/29/12                      10,956.91
03/31/12                      10,957.01
04/30/12                      10,957.10
05/31/12                      10,957.19
06/30/12                      10,957.28
07/31/12                      10,957.37
08/31/12                      10,957.47
09/30/12                      10,957.56
10/31/12                      10,957.65
11/30/12                      10,957.74
12/31/12                      10,958.49
01/31/13                      10,958.58
02/28/13                      10,958.67
03/31/13                      10,958.76
04/30/13                      10,958.85
05/31/13                      10,958.94
06/30/13                      10,959.03
07/31/13                      10,959.12
08/31/13                      10,959.22
09/30/13                      10,959.31
10/31/13                      10,959.40
11/30/13                      10,959.49
12/31/13                      10,964.74
01/31/14                      10,964.83
02/28/14                      10,964.91
03/31/14                      10,965.00
04/30/14                      10,965.09
05/31/14                      10,965.19
06/30/14                      10,965.28
07/31/14                      10,965.37
08/31/14                      10,965.46
09/30/14                      10,965.55
10/31/14                      10,965.64
11/30/14                      10,965.73
12/31/14                      10,965.85
01/31/15                      10,965.94
02/28/15                      10,966.03
03/31/15                      10,966.12
04/30/15                      10,966.21
05/31/15                      10,966.30
06/30/15                      10,966.39
07/31/15                      10,966.48
08/31/15                      10,966.58
09/30/15                      10,966.67

                                   [END CHART]

                       Data from 9/30/05 through 9/30/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

8  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority

    IDA      Industrial Development Authority/Agency

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

    Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JPMorgan Chase Bank, N.A. or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

10  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE               MATURITY                 (000)
-----------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (100.0%)

              VIRGINIA (95.1%)
$ 2,600       Albemarle County IDA (LOC - Wells Fargo
               Bank, N.A.)                                            0.02%             10/01/2022             $  2,600
  1,830       Alexandria IDA (LOC - Bank of America, N.A.)            0.03               7/01/2026                1,830
  8,920       Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.02              10/01/2030                8,920
  6,500       Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.02              10/01/2035                6,500
  2,860       Alexandria IDA (LOC - SunTrust Bank)                    0.26               8/01/2036                2,860
  5,955       Capital Region Airport Commission (LOC - Wells
               Fargo Bank, N.A.)                                      0.02               6/01/2035                5,955
  4,825       College Building Auth. (LIQ)(a)                         0.03               2/01/2021                4,825
  8,345       College Building Auth. (LIQ)(a)                         0.04               9/01/2028                8,345
  1,400       Fairfax County EDA (LOC - SunTrust Bank)                0.26               6/01/2037                1,400
 13,200       Fairfax County IDA                                      0.02               5/15/2035               13,200
  7,160       Fauquier County IDA (LOC - PNC Bank, N.A.)              0.02               4/01/2038                7,160
  8,300       Hampton Roads Sanitation District                       0.01              11/01/2041                8,300
  8,385       Hanover County EDA (LOC - U.S. Bank, N.A.)              0.01              11/01/2025                8,385
  6,000       Hanover County EDA (LOC - Bank of New York
               Mellon)                                                0.01              11/01/2025                6,000
  5,025       Harrisonburg IDA (LOC - Branch Banking &
               Trust Co.)                                             0.02               4/01/2036                5,025
  7,925       Lexington IDA                                           0.01               1/01/2035                7,925
 14,400       Loudoun County IDA                                      0.01               2/15/2038               14,400
  3,700       Loudoun County IDA (LOC - PNC Bank, N.A.)               0.02               3/01/2038                3,700
  8,000       Lynchburg IDA (LOC - Federal Home Loan
               Bank of Atlanta)                                       0.02               1/01/2028                8,000
  5,000       Madison County IDA (LOC - SunTrust Bank)                0.10              10/01/2037                5,000
  4,935       Norfolk Redevelopment and Housing Auth.
               (LOC - Bank of America, N.A.)                          0.07               7/01/2034                4,935
  7,420       Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)           0.01               7/01/2016                7,420
  2,640       Roanoke County EDA (LOC - Branch Banking &
               Trust Co.)                                             0.07              10/01/2028                2,640
  2,495       Stafford County EDA (LIQ)(a)                            0.10               4/01/2017                2,495
  5,580       Stafford County IDA (LOC - Bank of America, N.A.)       0.02               8/01/2028                5,580
    910       Stafford County IDA (LOC - U.S. Bank, N.A.)             0.02               5/01/2049                  910
  3,500       Univ. of Virginia (LIQ)(a)                              0.01               6/01/2032                3,500
  2,000       Virginia Beach (LIQ)(a)                                 0.03               4/01/2017                2,000
                                                                                                               --------
                                                                                                                159,810
                                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON               FINAL                   VALUE
(000)         SECURITY                                                RATE               MATURITY                 (000)
-----------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA (4.9%)
$ 8,220       Metropolitan Washington Airports Auth.
               (LOC - TD Bank, N.A.)                                  0.01%             10/01/2039             $  8,220
                                                                                                               --------
              Total Variable-Rate Demand Notes (cost: $168,030)                                                 168,030
                                                                                                               --------
              TOTAL INVESTMENTS (COST: $168,030)                                                               $168,030
                                                                                                               ========

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)                (LEVEL 2)             (LEVEL 3)
                                           QUOTED PRICES        OTHER SIGNIFICANT           SIGNIFICANT
                                       IN ACTIVE MARKETS               OBSERVABLE          UNOBSERVABLE
ASSETS                              FOR IDENTICAL ASSETS                   INPUTS                INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                            $-                 $168,030                    $-        $168,030
-----------------------------------------------------------------------------------------------------------------------
Total                                                 $-                 $168,030                    $-        $168,030
-----------------------------------------------------------------------------------------------------------------------

================================================================================

12  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at September 30, 2015, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)            $168,030
   Cash                                                                                  49
   Receivables:
       Capital shares sold                                                              189
       USAA Asset Management Company (Note 4D)                                            6
       Interest                                                                           7
                                                                                   --------
           Total assets                                                             168,281
                                                                                   --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                           74
       Dividends on capital shares                                                        3
   Accrued management fees                                                               45
   Accrued transfer agent's fees                                                         18
   Other accrued expenses and payables                                                   28
                                                                                   --------
           Total liabilities                                                            168
                                                                                   --------
               Net assets applicable to capital shares outstanding                 $168,113
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $168,093
   Accumulated net realized gain on investments                                          20
                                                                                   --------
               Net assets applicable to capital shares outstanding                 $168,113
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                   168,093
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   1.00
                                                                                   ========

See accompanying notes to financial statements.

================================================================================

14  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                 $   53
                                                                                   ------
EXPENSES
   Management fees                                                                    279
   Administration and servicing fees                                                   88
   Transfer agent's fees                                                              128
   Custody and accounting fees                                                         37
   Postage                                                                              6
   Shareholder reporting fees                                                           6
   Trustees' fees                                                                      13
   Professional fees                                                                   46
   Other                                                                                4
                                                                                   ------
           Total expenses                                                             607
   Expenses reimbursed                                                               (563)
                                                                                   ------
           Net expenses                                                                44
                                                                                   ------
NET INVESTMENT INCOME                                                                   9
                                                                                   ------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                   20
                                                                                   ------
   Increase in net assets resulting from operations                                $   29
                                                                                   ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2015 (unaudited), and year ended March 31, 2015

----------------------------------------------------------------------------------------------

                                                                  9/30/2015          3/31/2015
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $      9          $      18
   Net realized gain on investments                                      20                  -
                                                                   ---------------------------
      Increase in net assets resulting from operations                   29                 18
                                                                   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (9)               (18)
                                                                   ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         37,316             98,723
   Reinvested dividends                                                   9                 18
   Cost of shares redeemed                                          (53,609)          (103,434)
                                                                   ---------------------------
      Decrease in net assets from capital share transactions        (16,284)            (4,693)
                                                                   ---------------------------
   Net decrease in net assets                                       (16,264)            (4,693)

NET ASSETS
   Beginning of period                                              184,377            189,070
                                                                   ---------------------------
   End of period                                                   $168,113          $ 184,377
                                                                   ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       37,316             98,723
   Shares issued for dividends reinvested                                 9                 18
   Shares redeemed                                                  (53,609)          (103,434)
                                                                   ---------------------------
      Decrease in shares outstanding                                (16,284)            (4,693)
                                                                   ===========================

See accompanying notes to financial statements.

================================================================================

16  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

18  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 9.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2015, the maximum annual facility fee was 7.0 basis points of the amount of the committed loan

================================================================================

20  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement up to $750 million. If the Funds increase the committed loan agreement above the $500 million, the assessed facility fee by CAPCO will be increased to 10.0 basis points.

For the six-month period ended September 30, 2015, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2016, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At March 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond Fund and USAA Virginia Money Market Fund combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $279,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $88,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2015, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS

================================================================================

22  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $128,000.

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2015, the Fund incurred reimbursable expenses of $563,000, of which $6,000 was receivable from the Manager.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                            -------------------------------------------------------------------------------
                                 2015          2015          2014          2013          2012          2011
                            -------------------------------------------------------------------------------
Net asset value at
 beginning of period        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                            -------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income(a)         .00           .00           .00           .00           .00           .00
 Net realized and
  unrealized gain                 .00(a)        .00(a)        .00(a)        .00(a)          -           .00(a)
                            -------------------------------------------------------------------------------
Total from investment
 operations(a)                    .00           .00           .00           .00           .00           .00
                            -------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)        (.00)         (.00)         (.00)         (.00)         (.00)         (.00)
 Realized capital gains             -          (.00)(a)      (.00)(a)      (.00)(a)         -          (.00)(a)
                            -------------------------------------------------------------------------------
Total distributions(a)           (.00)         (.00)         (.00)         (.00)         (.00)         (.00)
                            -------------------------------------------------------------------------------
Net asset value at
 end of period              $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                            ===============================================================================
Total return (%)*,(c)             .00(f)        .01           .06           .02           .02(b)        .01
Net assets at
 end of period (000)        $1 68,113     $ 184,377     $ 189,070     $ 177,326     $ 187,423     $ 193,392
Ratios to average
 net assets:**
 Expenses (%)(c),(d)              .05(e)        .05           .08           .19           .20(b)        .35
 Expenses, excluding
  reimbursements (%)(d)           .69(e)        .66           .65           .64           .64(b)        .61
 Net investment income (%)        .01(e)        .01           .01           .01           .02           .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2015, average net assets were $175,487,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2012, SAS reimbursed the Fund $20,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) The Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than 0.01%.

================================================================================

24  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2015, through September 30, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                BEGINNING               ENDING               DURING PERIOD*
                               ACCOUNT VALUE        ACCOUNT VALUE            APRIL 1, 2015 -
                               APRIL 1, 2015      SEPTEMBER 30, 2015       SEPTEMBER 30, 2015
                               --------------------------------------------------------------
Actual                           $1,000.00             $1,000.05                  $0.25

Hypothetical
 (5% return before expenses)      1,000.00              1,024.75                   0.25

*Expenses are equal to the Fund's annualized expense ratio of 0.05%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of April 1, 2015, through September 30, 2015.

================================================================================

26  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2015 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                    ADVISORY AGREEMENT(S) |   27

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

================================================================================

28  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail "other states" tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took into account the various

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed all/a significant portion of Fund expenses during the previous year. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional "other states" tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-year period ended December 31, 2014, was in the top 15% of its performance universe for the three-year period ended December 31, 2014, and was in the top 25% of its performance universe for the five-year period ended December 31, 2014. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund.

================================================================================

30  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA       We know what it means to serve.(R)              10%

   =============================================================================
   39606-1115                                (C)2015, USAA. All rights reserved.

  ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                          SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/19/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/01/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/19/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.